UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen All-American Municipal Bond Fund

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.2%

	MUNICIPAL BONDS – 101.2%

	Alabama – 1.1%

$10,000	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	Aa3	$10,721,000

4,220	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	A–	4,536,331

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
1,000	5.500%, 1/01/21 – AGM Insured	4/17 at 100.00	AA	1,004,070
1,000	5.500%, 1/01/22	4/17 at 100.00	A–	1,004,070

14,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	16,242,991

500	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	478,100

2,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34 (Pre-refunded 12/01/17)	12/17 at 100.00	Aaa	2,073,600
32,895	Total Alabama			36,060,162

	Alaska – 0.1%

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	3/17 at 100.00	B3	1,877,440

	Arizona – 2.5%

500	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.250%, 9/01/23 (Pre-refunded 9/01/18)	9/18 at 100.00	AA– (4)	532,745

200	Arizona State University Nanotechnology LLC, Lease Revenue Refunding Bonds, Arizona State University Project, Series 2009A, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	AA	211,930

6,630	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A, 5.250%, 7/01/22 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	Aa3 (4)	6,754,114

500	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA+	542,315

3,430	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	3,546,791

245	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	277,852

465	Peoria, Arizona, Improvement District 601, Improvement Bonds, Series 2007, 4.250%, 1/01/22	1/18 at 101.00	Aa2	479,317

4,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/31	7/20 at 100.00	A+	4,352,200

1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A, 4.000%, 7/01/40	7/25 at 100.00	A+	1,010,670

NUVEEN	1

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
$1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	$2,006,383
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	7,467,060

875	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB+	917,630

1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.400%, 7/01/47	7/21 at 100.00	BB+	1,074,440

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
2,205	6.000%, 7/01/33	7/20 at 102.00	BB	2,227,910
2,325	6.000%, 7/01/43	7/20 at 102.00	BB	2,315,793
195	6.000%, 7/01/48	7/20 at 102.00	BB	192,816

440	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 7.375%, 7/01/49	7/20 at 102.00	BB	465,573

400	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48	2/24 at 100.00	N/R	372,436

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (4)	913,308

	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C:
270	5.000%, 7/01/27 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (4)	274,774
730	5.000%, 7/01/27 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (4)	742,906

3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A (4)	4,291,390

1,000	Pinal County Unified School District 1 Florence, Arizona, General Obligation Bonds, Series 2007A, 5.000%, 7/01/27 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (4)	1,017,680

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	BBB+	1,166,210
13,155	5.000%, 12/01/32	No Opt. Call	BBB+	14,801,874
7,675	5.000%, 12/01/37	No Opt. Call	BBB+	8,705,676

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/22	9/18 at 100.00	A2	1,050,520

500	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Convertible Capital Appreciation Series 2005C, 4.550%, 7/01/21 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	AAA	507,905

4,300	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2008A, 5.000%, 7/01/21 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	4,542,563

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,771,973
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,138,568
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,163,613

1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,187,360

2	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$815	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	4/17 at 100.00	N/R	$766,679
72,805	Total Arizona			79,790,974

	Arkansas – 0.0%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30	6/20 at 100.00	BBB–	529,355
1,020	6.000%, 6/01/40	6/20 at 100.00	BBB–	1,087,269
1,520	Total Arkansas			1,616,624

	California – 11.1%

3,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/37	10/26 at 100.00	BBB+	3,260,970

50	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	46,355

2,350	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa	2,219,833

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2015-XF2179, 16.069%, 4/01/34 (Pre-refunded 4/01/18) (IF) (5)	4/18 at 100.00	AA (4)	1,190,840

2,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	2,157,720

1,715	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AA+ (4)	1,808,124

285	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21	6/18 at 100.00	AAA	299,717

	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015:
4,000	5.000%, 11/15/26	11/25 at 100.00	Aa3	4,770,640
3,635	5.000%, 11/15/28	11/25 at 100.00	Aa3	4,281,230

3,015	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	A+	3,251,798

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA–	5,558,337

485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA–	530,454

2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,419,472

1,495	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	BB	1,488,646

3,340	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	3,669,625

1,100	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/37 (WI/DD, Settling 2/03/17)	10/26 at 100.00	BBB–	1,171,258

6,480	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2015H, 3.000%, 12/01/29	12/25 at 100.00	A+	6,343,272

NUVEEN	3

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	A+	$1,128,880

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30	3/20 at 100.00	A+	1,120,720

	California State University, Systemwide Revenue Bonds, Series 2016A:
1,500	5.000%, 11/01/24	No Opt. Call	Aa2	1,804,395
1,250	5.000%, 11/01/25	No Opt. Call	Aa2	1,519,925
2,000	5.000%, 11/01/26	5/26 at 100.00	Aa2	2,440,400
2,400	5.000%, 11/01/27	5/26 at 100.00	Aa2	2,908,104

17,795	California State, General Obligation Bonds, Refunding Various Purpose Series 2016, 5.000%, 9/01/31	9/26 at 100.00	AA–	20,771,926

700	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 18.180%, 3/01/40 – AGM Insured (IF) (5)	3/20 at 100.00	AA	1,012,172

7,280	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/24	No Opt. Call	AA–	8,726,754

8,475	California State, General Obligation Bonds, Various Purpose Series 2008, 5.000%, 4/01/38	4/18 at 100.00	AA–	8,814,847

1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	AA–	1,547,182

1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB+	1,048,510

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,100	5.000%, 12/01/36	6/26 at 100.00	BB	1,145,727
1,365	5.000%, 12/01/46	6/26 at 100.00	BB	1,400,749
26,380	5.250%, 12/01/56	6/26 at 100.00	BB	27,242,890

5,800	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33	No Opt. Call	Aa3	5,838,164

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB+	1,864,742

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2016-XG0041, 17.272%, 7/01/47 (Pre-refunded 7/01/18) – AGM Insured (IF)	7/18 at 100.00	AA (4)	1,957,095

850	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008E, 5.500%, 7/01/31 (Pre-refunded 7/01/17)	7/17 at 100.00	A (4)	866,685

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.750%, 7/01/30 (6)	4/17 at 100.00	CCC	790,020
5,300	5.500%, 7/01/35 (6)	4/17 at 100.00	CCC	4,951,790
2,000	5.500%, 7/01/39 (6)	4/17 at 100.00	CCC	1,774,140

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA– (4)	1,067,670

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.450%, 7/01/26 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA– (4)	1,116,633

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.450%, 7/01/26 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA– (4)	1,116,633

795	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	Aaa	766,189

4	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	$483,020

510	Etiwanda School District, California, Special Tax Bonds, Coyote Canyon Community Facilties District 2004-1 Improvement Area 2, Series 2009, 6.500%, 9/01/32 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (4)	577,106

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	BBB–	813,397
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	4,695,400

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/17 at 100.00	A	1,389,474

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
10,050	4.500%, 6/01/27	6/17 at 100.00	B1	10,111,606
3,480	5.000%, 6/01/33	6/17 at 100.00	B–	3,389,972
19,415	5.750%, 6/01/47	6/17 at 100.00	B–	19,209,783
7,550	5.125%, 6/01/47	6/17 at 100.00	B–	7,073,746

1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Superior Lien Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA	1,093,660

1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,696,009

1,500	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)	12/17 at 100.00	BB (4)	1,591,395

	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A:
2,500	5.000%, 5/15/25 (Alternative Minimum Tax)	No Opt. Call	AA–	2,949,450
3,500	5.000%, 5/15/26 (Alternative Minimum Tax)	No Opt. Call	AA–	4,156,320
4,325	5.000%, 5/15/28 (Alternative Minimum Tax)	5/26 at 100.00	AA–	5,032,138
2,500	5.000%, 5/15/29 (Alternative Minimum Tax)	5/26 at 100.00	AA–	2,881,650
3,985	5.000%, 5/15/31 (Alternative Minimum Tax)	5/26 at 100.00	AA–	4,543,538

1,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	AA (4)	1,100,060

500	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	595,895

3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	AA–	3,238,650

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AA	1,105,820

1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,101,720

	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	3,868,816
2,500	6.500%, 11/01/39	No Opt. Call	A	3,341,500

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	4/17 at 100.00	AA– (4)	15,474,387

NUVEEN	5

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A:
$500	5.000%, 10/01/28 – BAM Insured	4/27 at 100.00	AA	$582,400
500	5.000%, 10/01/30 – BAM Insured	4/27 at 100.00	AA	575,100

1,145	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	4/17 at 102.00	CCC+	1,085,242

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/17 at 100.00	N/R	1,742,123

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	Ba1 (4)	3,441,390

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	1,957,967

3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	AA–	3,196,481

5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA–	1,955,360

15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (7)	8/36 at 100.00	AA	13,075,650

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37	6/20 at 100.00	A–	4,530,240

715	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Pakard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	751,372

900	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	909,999

	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
1,815	5.000%, 9/01/36 (WI/DD, Settling 2/09/17)	9/26 at 100.00	AA	2,064,599
6,160	5.000%, 9/01/40 (WI/DD, Settling 2/09/17)	9/26 at 100.00	AA	6,964,003

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	2,175,840

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A– (4)	757,971

13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BB+	14,097,468

9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	BBB–	10,465,740

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	AA–	8,452,836

440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (4)	534,054

2,355	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38	12/19 at 100.00	A+	2,559,814

4,000	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Subordinate Lien Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	AA–	4,228,280

6	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	BBB+	$594,780

4,750	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.125%, 6/01/46	3/17 at 100.00	B+	4,574,630

920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 (Pre-refunded 9/01/20) – AGM Insured	9/20 at 100.00	AA (4)	1,036,941

205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 – AGC Insured	3/19 at 100.00	AA	217,856

785	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	785,777

5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured (7)	8/26 at 100.00	AA	5,229,350

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured	8/19 at 100.00	AA	1,620,405

	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	1,792,778
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	924,265
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	1,828,329

	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
1,425	5.000%, 9/01/42 (WI/DD, Settling 2/15/17)	9/26 at 100.00	N/R	1,513,863
1,205	5.000%, 9/01/47 (WI/DD, Settling 2/15/17)	9/26 at 100.00	N/R	1,274,119
349,645	Total California			358,222,767

	Colorado – 4.2%

1,075	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	1,077,752

2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	2,112,144

3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB	3,488,218

1,025	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	BBB	1,041,287

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	BBB–	2,558,425

895	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38 (Pre-refunded 6/01/18)	6/18 at 102.00	N/R (4)	971,012

3,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 (Pre-refunded 5/15/19) – AGM Insured	5/19 at 100.00	AA (4)	3,290,580

13,450	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, NCMC Inc., Series 2016, 3.250%, 5/15/33	5/26 at 100.00	A+	12,889,270

NUVEEN	7

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29	8/19 at 100.00	N/R	$1,582,350

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,370	7.000%, 6/01/42 (8)	6/22 at 100.00	N/R	1,098,740
1,375	7.125%, 6/01/47 (8)	6/22 at 100.00	N/R	1,102,750

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	BBB+	12,586,320

6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45	6/25 at 100.00	A–	6,332,018

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB+	766,600

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	A3	3,028,170

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005B, 5.250%, 3/01/36 – AGM Insured	9/18 at 102.00	AA	105,873

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA–	3,276,630

1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	1,289,398

755	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36	4/17 at 100.00	BBB+	756,283

1,590	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A–	1,686,704

540	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	546,529

1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	1,052,370

1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB+	2,086,431

165	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/17	No Opt. Call	N/R	164,041

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	A+	1,952,011

5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (Alternative Minimum Tax)	11/23 at 100.00	A	5,445,550

	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
510	5.000%, 12/01/31	12/26 at 100.00	Baa2	564,213
3,500	5.000%, 12/01/32	12/26 at 100.00	Baa2	3,853,850
1,200	5.000%, 12/01/33	12/26 at 100.00	Baa2	1,315,116
565	5.000%, 12/01/34	12/26 at 100.00	Baa2	616,291
300	5.000%, 12/01/35	12/26 at 100.00	Baa2	326,211

8	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	AA–	$8,975,924

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	12,339
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	231,731
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	10,683
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	12,723

9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	AA–	6,698,991

1,160	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2015, 5.000%, 12/15/28	12/25 at 100.00	Aa3	1,347,607

1,035	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	972,828

1,926	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	2,040,790

1,365	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	1,399,985

750	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	799,710

3,600	Fossil Ridge Metropolitan District No. 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	3,692,448

9,265	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.375%, 12/01/46	12/21 at 103.00	N/R	8,095,294

620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	N/R	661,676

2,025	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.375%, 12/01/37 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (4)	2,310,019

4,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30	12/22 at 100.00	N/R	4,304,558

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,170	6.250%, 11/15/28	No Opt. Call	A	2,643,516
3,580	6.500%, 11/15/38	No Opt. Call	A	4,759,968

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	BBB+	1,108,732
4,265	6.000%, 1/15/41	7/20 at 100.00	BBB+	4,724,085

815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	849,059
136,031	Total Colorado			134,615,803

	Connecticut – 0.9%

860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/53	9/26 at 100.00	N/R	798,880

NUVEEN	9

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

$1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41	7/21 at 100.00	A	$1,092,220

11,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA–	12,055,670

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Tender Option Bond Trust 2015-XF0247, 16.015%, 7/01/42 (IF) (5)	7/17 at 100.00	AAA	1,065,640

9,595	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/18	No Opt. Call	AA–	10,228,942

750	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22	4/20 at 100.00	N/R	814,665

1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	2,181,330
26,005	Total Connecticut			28,237,347

	Delaware – 0.2%

950	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	984,732

1,000	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BB+	979,280

5,000	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2008, 5.000%, 7/01/19	No Opt. Call	AA+	5,462,500
6,950	Total Delaware			7,426,512

	Florida – 5.7%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	336,522
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,493,384

1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	1,297,537

490	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	453,397

855	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	A (4)	961,225

6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA	6,679,740

	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
1,500	4.750%, 7/04/40	7/25 at 100.00	A	1,477,020
1,380	5.000%, 7/04/50	7/25 at 100.00	A	1,334,294

4,710	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/19	No Opt. Call	AA–	5,098,010

1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,131,067

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (4)	1,111,030

10	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	$964,210

2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,154,546

1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	BB+	1,030,020

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,000	5.500%, 6/15/22	No Opt. Call	N/R	1,073,820
500	6.000%, 6/15/32	6/22 at 100.00	N/R	531,000
1,100	6.125%, 6/15/43	6/22 at 100.00	N/R	1,167,155

2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,293,320

1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,492,965

1,570	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46	6/25 at 100.00	N/R	1,576,578

3,180	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BB–	3,020,205

6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	A–	7,446,272

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A2	1,356,567
1,000	5.000%, 12/01/31	12/22 at 100.00	A2	1,117,610
3,000	5.000%, 12/01/37	12/22 at 100.00	A2	3,301,920

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/17 at 100.00	N/R	1,001,120

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	986,300

3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (Alternative Minimum Tax)	10/24 at 100.00	AA–	3,405,847

750	Jacksonville Economic Development Commission, Florida, Industrial Development Revenue Bonds, Gerdau Ameristeel US Inc. Project, Series 2007, 5.300%, 5/01/37 (Alternative Minimum Tax)	4/17 at 100.00	BBB–	682,320

14,725	Jacksonville, Florida, Transportation Revenue Bonds, Refunding Series 2015, 3.000%, 10/01/30	10/25 at 100.00	AA–	14,116,269

875	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB	875,149

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB	875,744
1,375	5.750%, 6/15/42	6/22 at 100.00	BB	1,376,155

6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A–	7,250,787

NUVEEN	11

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
$885	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	$906,284
9,500	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	9,721,065

2,000	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2012, 5.000%, 11/15/29	11/22 at 100.00	Baa1	2,164,320

6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	6,987,948

1,585	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A	1,754,056

12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (Alternative Minimum Tax)	10/25 at 100.00	A	13,247,672

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 (Pre-refunded 10/01/18) – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AA (4)	2,144,040

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 – AGC Insured (UB) (5)	6/19 at 100.00	AA	1,122,774

22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	Aa3	24,526,023

1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46B, Series 2007A, 5.350%, 8/01/41 (Pre-refunded 8/01/17)	8/17 at 100.00	N/R (4)	1,022,450

	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	A–	574,183
625	5.000%, 6/01/32	6/21 at 100.00	A–	656,456
750	5.000%, 6/01/36	6/21 at 100.00	A–	781,650
875	5.125%, 6/01/42	6/21 at 100.00	A–	914,471

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	4/17 at 100.00	N/R (4)	155,631

2,415	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007, 5.000%, 8/01/18 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	AA– (4)	2,466,101

1,795	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1, Series 2007B, 5.000%, 7/01/33 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (4)	1,826,520

1,010	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	927,140

2,870	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB	2,919,249

835	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	842,031

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A–	546,995

535	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–	565,516

35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	38,560

2,615	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	Aa2	2,596,852

12	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$165	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (7)	5/17 at 100.00	N/R	$131,200

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (7)	5/19 at 100.00	N/R	172,280

210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	92,230

170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	5/18 at 100.00	N/R	2

475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (8)	5/17 at 100.00	N/R	5

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40	5/18 at 100.00	N/R	15,073

105	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39	5/17 at 100.00	N/R	101,387

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
90	5.250%, 5/01/39	5/17 at 100.00	N/R	83,099
295	6.650%, 5/01/40	5/17 at 100.00	N/R	295,032

435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	5/18 at 100.00	N/R	265,829

270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (8)	5/18 at 100.00	N/R	139,004

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	5/18 at 100.00	N/R	3

2,510	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	4/17 at 100.00	N/R	2,452,395

250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	258,330

1,500	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,542,165

13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A–	14,319,370

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
500	5.125%, 5/01/36	5/28 at 100.00	N/R	477,290
1,000	5.500%, 5/01/46	5/28 at 100.00	N/R	975,760
174,990	Total Florida			183,197,546

	Georgia – 1.7%

615	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	682,668

870	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	946,055

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	7,703,920

NUVEEN	13

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A+	$11,256,000

1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	AA–	1,267,145

1,000	Lavonia Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA (4)	1,167,470

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A+	1,064,448
1,000	5.500%, 9/15/28	No Opt. Call	A	1,187,490

22,045	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Refunding Series 2015C, 5.000%, 7/01/27	7/26 at 100.00	AA+	26,643,587

1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	1,742,465

1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 (Pre-refunded 6/15/19) – AGC Insured	6/19 at 100.00	AA (4)	1,087,810
47,180	Total Georgia			54,749,058

	Guam – 0.2%

1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,058,168

2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	2,107,300

1,005	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	1,066,858

1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,844,883
5,635	Total Guam			6,077,209

	Hawaii – 0.5%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	1,676,520

1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	1,084,530

	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
935	8.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	1,106,993
1,250	9.000%, 11/15/44 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	1,508,050

4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Alternative Minimum Tax)	7/25 at 100.00	A+	4,890,511

6,220	Hawaii State, General Obligation Bonds, Series 2016FE, 5.000%, 10/01/23	No Opt. Call	AA+	7,388,676
15,450	Total Hawaii			17,655,280

	Idaho – 0.2%

	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
2,300	3.500%, 9/01/33	9/26 at 100.00	BB+	2,036,880
205	5.000%, 9/01/37	9/26 at 100.00	BB+	218,071

14	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Idaho (continued)

	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B:
$1,000	6.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	$1,088,380
760	6.250%, 12/01/33 (Pre-refunded 12/01/18)	12/18 at 100.00	AA–(4)	830,612

2,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A, 5.000%, 12/01/38	12/26 at 100.00	BBB–	2,075,420
6,265	Total Idaho			6,249,363

	Illinois – 16.2%

2,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	2,136,080

	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	1,405,164
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	1,615,540

67,350	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	67,444,963

590	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	B+	466,619

1,215	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	B+	960,239

35,090	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	33,455,157

2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,241,792

3,180	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (Alternative Minimum Tax)	1/25 at 100.00	A	3,384,983

900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	BBB+	843,246

8,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38 (WI/DD, Settling 2/01/17)	1/27 at 100.00	BBB+	8,830,534

920	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	904,645

13,760	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	BBB+	13,273,309

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
590	5.000%, 1/01/34	1/19 at 100.00	BBB+	555,279
1,815	5.000%, 1/01/40	1/19 at 100.00	BBB+	1,664,355

	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
400	5.250%, 1/01/35	1/21 at 100.00	BBB+	383,400
1,035	5.000%, 1/01/40	1/21 at 100.00	BBB+	949,095

1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	BBB+	943,320

7,545	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	7,267,419

1,635	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 1/01/22	1/20 at 100.00	BBB+	1,640,641

1,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/25	1/22 at 100.00	BBB+	1,298,788

NUVEEN	15

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
$2,260	5.000%, 1/01/24	No Opt. Call	BBB+	$2,244,270
935	5.000%, 1/01/25	No Opt. Call	BBB+	919,975
2,150	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,060,453
705	5.000%, 1/01/35	1/26 at 100.00	BBB+	661,304
2,175	5.000%, 1/01/38	1/26 at 100.00	BBB+	2,025,404

2,200	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,131,844

715	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	688,695

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA–	4,705,157

2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B–	2,043,520

	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35	2/21 at 100.00	AA–	337,930
750	0.000%, 2/01/36	2/21 at 100.00	AA–	235,665

1,610	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	1,697,359

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
310	5.000%, 12/01/26	4/17 at 100.00	BBB	310,233
11,050	5.000%, 12/01/36	4/17 at 100.00	BBB	11,052,652

1,400	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BB+	1,532,342

2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BBB	2,303,587

1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA+	1,346,464

850	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	BBB–	852,711

525	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	532,576

1,290	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	BBB–	1,396,102

710	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	816,472

2,325	Illinois Finance Authority, Revenue Bonds, Columbia College Chicago, Series 2015A, 5.000%, 12/01/37	12/25 at 100.00	BBB+	2,390,030

1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 (Pre-refunded 2/01/18) – AMBAC Insured	2/18 at 100.00	A (4)	1,044,100

4,050	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	4,186,201

16	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016:
$1,655	5.000%, 9/01/36	9/26 at 100.00	A–	$1,781,525
4,260	4.000%, 9/01/41	9/26 at 100.00	A–	3,963,035
2,585	5.000%, 9/01/46	9/26 at 100.00	A–	2,763,520

3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa1	3,631,815

10,810	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	11,428,656

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA+	2,166,160

910	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	1,001,446

1,635	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	1,875,345

500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (Pre-refunded 11/15/17)	11/17 at 100.00	A (4)	519,105

10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	11,501,802

1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	1,640,048

9,960	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 4.000%, 2/15/36	2/27 at 100.00	BBB	8,635,121

	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
25	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	28,955
2,875	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB– (4)	3,339,197

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
895	5.500%, 7/01/28	7/23 at 100.00	A–	1,011,869
3,000	6.500%, 7/01/34	7/18 at 100.00	A–	3,171,540

3,680	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/30 (Pre-refunded 11/01/18)	11/18 at 100.00	Aaa	4,063,162

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C:
1,335	6.625%, 11/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,494,479
1,665	6.625%, 11/01/39 (Pre-refunded 5/01/19) (UB) (5)	5/19 at 100.00	Aaa	1,863,901

20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	A+	19,822

6,255	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37 (Pre-refunded 8/01/17)	8/17 at 100.00	N/R (4)	6,399,115

3,485	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	3,601,608

1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	Baa1	1,182,593

9,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	10,246,050

NUVEEN	17

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$925	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured	3/20 at 100.00	AA	$996,493

4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA–	4,545,600

930	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	1,011,245

470	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	528,266

1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA– (4)	1,733,010

2,350	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	4/17 at 100.00	N/R	2,352,350

3,885	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	3,896,111

4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (UB) (5)	4/17 at 100.00	AA+	4,002,080

7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,072,314

5,000	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/25	4/24 at 100.00	BBB	5,202,750

8,000	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/30	1/26 at 100.00	BBB	8,120,400

2,125	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/37	6/26 at 100.00	BBB	1,767,320

	Illinois State, General Obligation Bonds, November Series 2016:
5,325	5.000%, 11/01/24	No Opt. Call	BBB	5,573,997
11,200	5.000%, 11/01/33	11/26 at 100.00	BBB	11,285,120
5,000	5.000%, 11/01/34	11/26 at 100.00	BBB	5,022,600

	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	BBB	5,687,918
5,910	5.000%, 3/01/26	3/22 at 100.00	BBB	6,055,859
500	5.000%, 3/01/27	3/22 at 100.00	BBB	510,060

	Illinois State, General Obligation Bonds, Series 2013:
1,440	5.250%, 7/01/28	7/23 at 100.00	BBB	1,488,211
1,800	5.500%, 7/01/38	7/23 at 100.00	BBB	1,863,774

5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	AAA	5,472,550

15,625	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016D, 3.000%, 6/15/32	6/26 at 100.00	AAA	14,299,219

7,930	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	AA–	8,757,416

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B:
585	5.000%, 1/01/28	7/26 at 100.00	AA–	678,787
1,905	5.000%, 1/01/29	7/26 at 100.00	AA–	2,196,903
845	5.000%, 1/01/31	7/26 at 100.00	AA–	961,171
2,055	5.000%, 1/01/32	7/26 at 100.00	AA–	2,326,856
6,000	5.000%, 1/01/33	7/26 at 100.00	AA–	6,762,720
2,500	5.000%, 1/01/34	7/26 at 100.00	AA–	2,804,950
8,500	5.000%, 1/01/38	7/26 at 100.00	AA–	9,435,850

18	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$960	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (9)	4/17 at 100.00	N/R	$421,325

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured (8)	4/17 at 100.00	N/R	2,414,610

1,630	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/36 (10)	4/17 at 100.00	D	476,579

875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB–	890,199

5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BBB–	5,512,212

1,225	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53	12/25 at 100.00	BBB–	1,250,455

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	AA–	6,758,013

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	3,934,000

1,841	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	1,975,835

845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	884,445

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
3,890	5.250%, 6/01/21	No Opt. Call	A	4,409,548
3,000	6.250%, 6/01/24	3/17 at 100.00	A	3,008,580

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	5,487,873

15,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2004A, 5.750%, 6/01/29 – AGM Insured	No Opt. Call	AA	18,570,450

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	3,827,018
15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	15,754,874

1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	1,018,220

	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A:
10,000	4.000%, 4/01/30	4/23 at 100.00	Aa3	10,322,500
5,000	4.000%, 4/01/32	4/23 at 100.00	Aa3	5,101,200

7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A	8,360,689
516,096	Total Illinois			520,300,008

	Indiana – 2.4%

425	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/32	4/17 at 100.00	BB	384,995

695	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.250%, 1/15/43	1/24 at 104.00	N/R	674,171

NUVEEN	19

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
$3,325	5.250%, 10/15/18	No Opt. Call	A+	$3,520,211
5,215	5.250%, 10/15/20	No Opt. Call	A+	5,758,299

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	B–	1,300,754

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016:
2,475	7.000%, 12/01/34	12/24 at 100.00	N/R	2,536,999
4,920	7.250%, 12/01/44	12/24 at 100.00	N/R	5,042,065

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016:
3,710	7.000%, 12/01/34	12/24 at 100.00	N/R	3,802,935
6,075	7.250%, 12/01/44	12/24 at 100.00	N/R	6,225,721

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)	3/20 at 100.00	N/R (4)	1,112,860

3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,238,020

9,000	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2012A, 5.000%, 6/01/32 – AGM Insured	6/22 at 100.00	BBB–	9,090,360

9,215	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	A–	9,407,686

685	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (4)	741,595

2,815	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA	3,035,274

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Baa3	1,622,335
1,400	5.000%, 4/01/27	4/22 at 100.00	Baa3	1,479,590
1,560	5.000%, 4/01/29	4/22 at 100.00	Baa3	1,636,924

	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013:
450	5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	499,667
9,185	7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	10,969,921

5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	6,378,850
73,080	Total Indiana			78,459,232

	Iowa – 0.6%

2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,558,237

500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 (Pre-refunded 8/15/19) – AGC Insured	8/19 at 100.00	Aa3 (4)	549,995

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
1,180	5.000%, 12/01/19	No Opt. Call	B	1,186,136
2,750	5.500%, 12/01/22	12/18 at 100.00	B	2,765,648
5,375	5.250%, 12/01/25	12/23 at 100.00	B	5,382,256

20	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

$1,015	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27	6/19 at 105.00	B	$1,028,743

1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A1	1,066,090

2,840	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (Alternative Minimum Tax)	12/19 at 102.00	A	3,031,530

2,045	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	4/17 at 100.00	B+	2,007,658
18,980	Total Iowa			19,576,293

	Kansas – 0.4%

	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016:
1,500	5.000%, 12/01/36	12/26 at 100.00	Baa2	1,551,735
1,320	5.000%, 12/01/41	12/26 at 100.00	Baa2	1,361,303

500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004B, 5.000%, 9/01/22 (Pre-refunded 9/01/18)	9/18 at 100.00	AAA	530,895

4,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/29	11/19 at 100.00	AA	4,985,374

1,875	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	4/17 at 100.00	BB+	1,875,544

1,060	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,091,196
10,795	Total Kansas			11,396,047

	Kentucky – 1.0%

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25	6/20 at 100.00	BBB+	2,745,475
2,480	6.000%, 6/01/30	6/20 at 100.00	BBB+	2,707,763

1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/18 at 100.00	A+	1,578,915

5,655	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	BBB+	5,900,597

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
2,685	4.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	2,784,882
2,750	5.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	A+	2,967,332

5,735	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc., Series 2016A, 5.000%, 10/01/31	10/26 at 100.00	A–	6,360,574

1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa	1,477,723

1,600	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	AA (4)	1,737,264

5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	5,624,700
31,310	Total Kentucky			33,885,225

NUVEEN	21

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana – 2.0%

$1,250	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.500%, 1/01/24 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	$1,444,700

3,055	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB	3,150,958

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
5,000	6.750%, 12/15/37 (8)	12/17 at 100.00	N/R	3,211,450
800	6.000%, 12/15/37 (8)	4/17 at 100.00	N/R	438,704

65	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/17	No Opt. Call	N/R	35,645

27,900	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	29,923,308

4,500	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Refunding Series 2015A, 4.000%, 7/01/39	7/25 at 100.00	A+	4,515,840

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,106,170

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,187,040

465	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 – AGC Insured	No Opt. Call	AA	481,047

1,085	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	A–	1,093,127

415	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	420,270

2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A–	2,167,309

1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	1,149,624

13,120	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB	13,152,406
63,735	Total Louisiana			64,477,598

	Maine – 0.9%

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
5,655	4.000%, 7/01/41	7/26 at 100.00	BBB	4,784,752
7,205	4.000%, 7/01/46	7/26 at 100.00	BBB	5,937,496

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	2,172,160
10,390	6.750%, 7/01/41	7/21 at 100.00	BBB–	11,271,488

1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,808,739

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	518,480
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,124,320
28,375	Total Maine			27,617,435

22	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland – 1.0%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$1,050	5.250%, 9/01/27 – SYNCORA GTY Insured	4/17 at 100.00	Ba1	$1,052,257
1,925	5.250%, 9/01/28 – SYNCORA GTY Insured	4/17 at 100.00	Ba1	1,929,139

1,000	Harford County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2009, 5.000%, 7/01/17	No Opt. Call	AAA	1,017,810

9,445	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Issue Series 2015, 5.000%, 6/01/22	No Opt. Call	AAA	11,035,066

14,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (5)	2/25 at 100.00	A2	15,574,486

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/19 at 100.00	BB+	1,028,510
28,770	Total Maryland			31,637,268

	Massachusetts – 1.3%

2,875	Massachusetts Development Finance Agency Revenue Bonds, South Shore Hospital, Series 2016I, 4.000%, 7/01/36	7/26 at 100.00	A–	2,874,914

4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	10/17 at 100.00	N/R	4,405,114

8,350	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB+	8,388,661

	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
1,200	5.000%, 7/01/35	7/26 at 100.00	BBB	1,274,952
5,065	5.000%, 7/01/37	7/26 at 100.00	BBB	5,353,047

1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB–	1,135,354

50	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	AA	52,763

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Bond Trust 2015-XF0047, 12.429%, 7/01/34 (IF)	7/19 at 100.00	AA–	8,196,017

4,550	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	4,894,662

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	1,265,594
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	702,541

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2015-XF2181, 12.219%, 8/01/38 (IF) (5)	8/19 at 100.00	AAA	2,904,483
38,435	Total Massachusetts			41,448,102

	Michigan – 1.6%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	9,825,543

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 (Pre-refunded 6/01/20) – AGM Insured	6/20 at 100.00	AA (4)	892,992

NUVEEN	23

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$7,665	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/26 – AGM Insured	5/18 at 100.00	AA	$7,974,666

1,065	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.375%, 5/01/17	No Opt. Call	A–	1,074,021

10,115	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA–	11,094,132

620	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	5/18 at 100.00	BBB–	630,019

	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
470	6.000%, 10/01/21	No Opt. Call	BB–	465,154
500	7.000%, 10/01/31	10/21 at 100.00	BB–	490,520
1,000	7.000%, 10/01/36	10/21 at 100.00	BB–	963,760

1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,640,783

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	4/17 at 100.00	BBB	1,251,663

1,290	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	1,291,303

	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa2	834,172
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa2	2,236,340

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	A (4)	558,120
1,480	5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	A (4)	1,657,082

1,200	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/20	No Opt. Call	A1	1,333,668

6,010	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	6,657,998
50,395	Total Michigan			50,871,936

	Minnesota – 2.2%

310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41	8/26 at 100.00	BB+	253,964

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
150	5.000%, 7/01/36	7/24 at 102.00	N/R	144,051
270	5.000%, 7/01/47	7/24 at 102.00	N/R	250,906

4,050	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/51	10/24 at 102.00	N/R	3,885,084

	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
250	5.250%, 1/01/40	1/23 at 100.00	N/R	248,013
675	5.250%, 1/01/46	1/23 at 100.00	N/R	654,473

24	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
$1,555	5.000%, 8/01/46	8/22 at 100.00	N/R	$1,492,505
1,250	5.000%, 8/01/51	8/22 at 100.00	N/R	1,166,575

1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/18 at 102.00	BB+	1,028,290

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,036,450

2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,484,386

2,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A, 5.000%, 11/15/44	11/25 at 100.00	A+	2,174,680

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
3,000	6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,279,510
3,000	6.625%, 11/15/28 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,292,470

3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	2,783,790

2,500	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 3.000%, 2/01/36	2/26 at 100.00	Aa2	2,271,000

9,510	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/25	No Opt. Call	Baa1	10,815,057

4,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/29	No Opt. Call	AA	5,707,492

780	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 3.250%, 5/01/39	5/26 at 100.00	A1	706,095

500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB–	442,865

16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB–	13,680,239

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
2,500	5.000%, 11/15/27	11/25 at 100.00	BBB–	2,773,275
2,080	5.250%, 11/15/28	11/20 at 100.00	BBB–	2,242,282
535	5.250%, 11/15/35	11/20 at 100.00	BBB–	568,116
235	5.000%, 11/15/44	11/25 at 100.00	BBB–	248,684

2,240	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A, 6.000%, 5/01/47	5/19 at 102.00	N/R	2,365,843

3,750	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	4,148,587
70,240	Total Minnesota			70,144,682

	Mississippi – 0.7%

5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,732,450

14,850	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/36	9/26 at 100.00	A–	15,887,718
19,850	Total Mississippi			21,620,168

NUVEEN	25

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri – 2.0%

$3,185	Bi-State Development Agency, Missouri, Bi-State MetroLink District, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	$3,868,119

	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
1,760	3.000%, 8/01/32	8/26 at 100.00	A	1,539,525
55	3.000%, 8/01/34	8/26 at 100.00	A	46,756

320	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A–	315,693

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,662,586

2,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Health System, Inc., Series 2016, 3.250%, 11/15/36	5/26 at 100.00	A+	1,786,060

8,935	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	9,031,587

1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42	11/22 at 100.00	AA–	996,760

1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB+	1,368,637

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 2015-XF0046, 12.433%, 11/15/39 (Pre-refunded 11/15/19) (IF)	11/19 at 100.00	AAA	5,823,799

2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A	2,568,353

15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	15,556,775

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	2,767,100
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	3,657,150
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	3,120,937
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	3,339,560
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	2,723,880
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	866,620

1,385	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	9/17 at 100.00	N/R	1,309,822

1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	4/17 at 100.00	N/R	1,094,865
78,852	Total Missouri			64,444,584

	Nebraska – 1.8%

4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	4,247,600

11,930	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2014, 5.000%, 8/01/39 (Mandatory put 12/01/19)	12/19 at 100.00	Aa3	12,935,818

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medicine, Series 2016, 4.000%, 5/15/33	5/26 at 100.00	AA–	511,680

26	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
$1,740	5.000%, 11/01/45	11/25 at 100.00	A–	$1,861,991
1,095	4.250%, 11/01/45	11/25 at 100.00	A–	1,091,332

2,000	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 4.125%, 11/01/36	11/25 at 100.00	A–	2,004,280

1,710	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015, 4.000%, 12/15/34	12/24 at 100.00	AA–	1,777,887

2,750	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/20 (Pre-refunded 1/01/18)	1/18 at 100.00	A+ (4)	2,852,685

	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2016A:
18,465	5.000%, 2/01/46 (UB) (5)	2/26 at 100.00	A+	20,617,834
10,000	5.000%, 2/01/49 (UB) (5)	2/26 at 100.00	A+	11,160,300
54,190	Total Nebraska			59,061,407

	Nevada – 1.2%

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	A+	2,160,860

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,125	4.000%, 9/01/25	No Opt. Call	N/R	1,132,065
1,800	4.000%, 9/01/35	9/26 at 100.00	N/R	1,649,322

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A:
2,000	7.500%, 6/15/23 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	2,287,580
1,500	8.000%, 6/15/30 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	1,732,755

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	Aa1	2,765,125

20,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/46 (UB)	6/26 at 100.00	AA	22,625,400

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
130	4.000%, 6/01/19	No Opt. Call	N/R	132,153
115	4.000%, 6/01/20	No Opt. Call	N/R	117,722
835	4.000%, 6/01/21	No Opt. Call	N/R	859,749
380	5.000%, 6/01/23	No Opt. Call	N/R	405,988
200	4.250%, 6/01/24	6/23 at 103.00	N/R	202,558

1,765	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	1,772,960

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
435	6.500%, 9/01/20 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	464,275
1,325	6.750%, 9/01/27 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	1,441,719

410	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	453,239
36,520	Total Nevada			40,203,470

NUVEEN	27

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire – 0.3%

$3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 2016-XL0025, 13.209%, 6/01/39 (Pre-refunded 6/01/19) (IF) (5)	6/19 at 100.00	AA+ (4)	$4,226,930

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016:
2,160	5.000%, 10/01/38	10/26 at 100.00	Baa1	2,294,244
2,000	4.000%, 10/01/38	No Opt. Call	Baa1	1,880,900
7,465	Total New Hampshire			8,402,074

	New Jersey – 2.4%

4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	4,990,766

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A2	1,558,679

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – NPFG Insured	4/17 at 100.00	AA–	1,817,671
1,775	5.000%, 7/01/23 – NPFG Insured	4/17 at 100.00	AA–	1,817,671

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/17 at 100.00	BB–	1,058,760
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB–	1,740,519

2,255	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	2,454,049

835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31	6/20 at 100.00	Baa3	905,624

2,015	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 6.250%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	2,201,811

600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	686,028

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	Baa2	1,128,840

1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,558,039

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2016-XG0001, 17.340%, 6/01/30 (IF) (5)	6/19 at 100.00	AA	1,736,782

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
4,110	5.000%, 6/15/27	6/26 at 100.00	A+	4,436,046
1,930	5.000%, 6/15/28	6/26 at 100.00	A+	2,059,870

7,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.000%, 6/15/45	6/25 at 100.00	A3	7,235,883

3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	3,860,451

28	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	A3 (4)	$1,122,530

1,710	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012A, 5.000%, 6/01/23	6/22 at 100.00	A	1,945,604

1,760	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	2,049,062

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA	2,191,220

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
5,805	4.625%, 6/01/26	6/17 at 100.00	Ba3	5,825,434
1,970	5.000%, 6/01/29	6/17 at 100.00	B	1,927,487
6,520	4.750%, 6/01/34	6/17 at 100.00	B–	5,789,695
16,880	5.000%, 6/01/41	6/17 at 100.00	B–	15,192,506
75,685	Total New Jersey			77,291,027

	New Mexico – 0.2%

3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	BBB–	3,114,720

3,070	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	3,317,350

365	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	362,898
6,435	Total New Mexico			6,794,968

	New York – 3.9%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	1,249,556
7,745	6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	8,881,889

520	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 4.000%, 7/01/45	7/25 at 100.00	BBB+	491,275

	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A:
1,600	4.000%, 7/01/40	7/25 at 100.00	A–	1,602,224
8,145	5.000%, 7/01/45	7/25 at 100.00	A–	8,739,992

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 (Pre-refunded 7/01/20) – AGM Insured	7/20 at 100.00	AA (4)	5,633,984

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (4)	5,388

10	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	AAA	10,775

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2016-XF0525:
1,995	12.343%, 2/15/39 (IF)	2/19 at 100.00	AAA	2,399,047
2,333	12.333%, 2/15/39 (IF)	2/19 at 100.00	AAA	2,804,295

NUVEEN	29

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	$453,244

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	4,062,786

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	A– (4)	3,321,510

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,099,340
1,980	5.000%, 5/01/38	5/21 at 100.00	A–	2,113,175

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	BBB+	267,613
300	5.000%, 7/01/24	No Opt. Call	BBB+	343,056
210	5.000%, 7/01/26	7/24 at 100.00	BBB+	235,662

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	5.750%, 10/01/37 (8)	10/17 at 102.00	N/R	966,090
1,000	5.875%, 10/01/46 (8)	10/17 at 102.00	N/R	322,030

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	793,335

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 16.037%, 6/15/39 (IF)	6/19 at 100.00	AA+	1,319,960

5	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	4/17 at 100.00	AA	5,026

13,480	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	14,084,443

560	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA	589,372

1,120	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA	1,191,714

2,660	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	2,760,016

	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
7,300	4.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	6,750,091
14,340	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	15,002,651

3,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB+	3,525,200

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	895,766

1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB–	1,278,576

1,360	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA–	1,561,525

30	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A3	$1,555,260

4,405	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	4,411,387

7,880	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/41	6/27 at 100.00	BBB+	8,441,844

10,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/37	12/25 at 100.00	AAA	11,505,400

5,200	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	BBB	5,478,304
120,478	Total New York			126,152,801

	North Carolina – 0.5%

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 12.536%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	2,323,968

1,000	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27 (Alternative Minimum Tax)	3/17 at 100.00	BBB	1,000,360

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	A3 (4)	1,200,940

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	1,106,650

	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016:
335	5.000%, 10/01/31	10/24 at 102.00	N/R	337,533
890	5.000%, 10/01/37	10/24 at 102.00	N/R	883,370

	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A:
1,930	5.000%, 7/01/47	7/26 at 100.00	BBB–	2,088,009
1,005	5.000%, 7/01/51	7/26 at 100.00	BBB–	1,079,903
4,310	5.000%, 7/01/54	7/26 at 100.00	BBB–	4,609,804

2,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	2,133,660
15,250	Total North Carolina			16,764,197

	North Dakota – 0.3%

2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	3,011,551

2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured	11/22 at 100.00	AA	2,056,210

	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	A–	2,163,756
3,535	5.000%, 12/01/32	12/21 at 100.00	A–	3,773,612
10,280	Total North Dakota			11,005,129

NUVEEN	31

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio – 3.1%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$9,370	5.125%, 6/01/24	6/17 at 100.00	B–	$8,533,072
12,920	5.875%, 6/01/30	6/17 at 100.00	B–	11,809,784
4,060	5.750%, 6/01/34	6/17 at 100.00	B–	3,702,842
20,260	5.875%, 6/01/47	6/17 at 100.00	B–	18,637,174

3,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29	11/20 at 100.00	A	3,296,820

2,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	2,313,500

3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB–	3,266,024

1,455	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH, 4.000%, 12/01/46	6/27 at 100.00	AA–	1,439,912

	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C:
2,725	5.625%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	A3 (4)	2,917,085
525	5.625%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	A3 (4)	553,707

700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	B	672,721

5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	6,730,888

1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,601,340

3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–	3,759,245

1,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	CCC+	651,300

2,730	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	2,908,242

1,250	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	CCC+	509,600

700	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	CCC+	289,583

4,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	CCC+	1,654,320

5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 12/01/20	No Opt. Call	AAA	5,674,750

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,370	5.000%, 12/01/17	No Opt. Call	BB	2,413,181
1,250	5.000%, 12/01/22	No Opt. Call	BB	1,323,462
3,000	5.750%, 12/01/32	12/22 at 100.00	BB	3,273,180
2,000	6.000%, 12/01/42	12/22 at 100.00	BB	2,190,900

32	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$700	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, Storypoint Waterville Project, Series 2016A-1, 6.125%, 1/15/34	1/24 at 104.00	N/R	$658,539

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aa1	3,067,440

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	12/22 at 100.00	Baa3	2,158,780
2,500	5.000%, 12/01/32	12/22 at 100.00	Baa3	2,603,700
102,875	Total Ohio			98,611,091

	Oklahoma – 0.3%

1,185	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014, 5.000%, 7/01/19	No Opt. Call	A+	1,282,762

9,090	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	No Opt. Call	BB–	9,537,683
10,275	Total Oklahoma			10,820,445

	Oregon – 0.7%

8,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A+	9,238,225

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	1,965,948
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,683,280

935	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	977,253

925	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	951,409

7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/20 at 100.00	AA–	7,813,260
20,970	Total Oregon			22,629,375

	Pennsylvania – 4.0%

315	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	283,963

1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31	11/21 at 100.00	BBB	1,248,559

1,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21)	No Opt. Call	CCC+	713,440

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
5,800	4.375%, 1/01/35 (Mandatory put 7/01/22)	No Opt. Call	B1	5,345,860
450	3.500%, 4/01/41	No Opt. Call	CCC+	186,080

2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	CCC+	827,020

NUVEEN	33

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37 (Pre-refunded 3/15/17)	3/17 at 100.00	BBB– (4)	$1,004,790

100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	BBB+	108,189

900	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	984,627

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
300	5.000%, 1/01/30	1/25 at 100.00	BBB+	325,473
1,545	5.000%, 1/01/38	1/25 at 100.00	BBB+	1,629,589

2,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	2,166,700

705	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	800,344

910	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 16.268%, 8/01/24 (Pre-refunded 8/01/20) (IF) (5)	8/20 at 100.00	N/R (4)	1,354,981

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,860	5.250%, 1/15/45	1/25 at 100.00	Baa2	1,961,277
1,310	5.250%, 1/15/46	1/25 at 100.00	Baa2	1,381,329

3,990	Montgomery County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2007A, 5.250%, 7/01/42 (Alternative Minimum Tax)	7/18 at 100.00	AA–	4,163,046

1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)	11/24 at 100.00	N/R	1,745,766

1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	BB–	1,010,840

2,800	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	3,097,052

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
5,555	5.000%, 12/31/38 (Alternative Minimum Tax)	6/26 at 100.00	BBB	5,870,913
3,750	5.000%, 6/30/42 (Alternative Minimum Tax)	6/26 at 100.00	BBB	3,966,263

1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (4)	1,372,944

3,750	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-118A, 4.000%, 10/01/33 (Alternative Minimum Tax)	4/25 at 100.00	AA+	3,745,313

7,000	Pennsylvania State, General Obligation Bonds, First Series 2015, 5.000%, 3/15/24	No Opt. Call	AA–	8,110,200

7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A1	8,089,518

15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	18,610,650

34	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1, 5.000%, 12/01/45	12/25 at 100.00	A–	$5,384,150

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BB	502,522

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	2,243,500

260	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	282,204

2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A+ (4)	2,793,025

8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	11/22 at 100.00	A+	10,035,761

2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA	2,608,776

3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28	6/21 at 100.00	AA–	3,321,960

1,600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Delaware County Community College, Series 2008, 5.000%, 10/01/24 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	A1 (4)	1,674,320

19,300	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	1/23 at 100.00	Baa3	18,356,616
120,465	Total Pennsylvania			127,307,560

	South Carolina – 0.2%

480	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	519,720

70	South Carolina Public Service Authority, Revenue Obligation Bonds, Santee Cooper Electric System, Series 2008A, 5.375%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	AA– (4)	75,659

1,930	South Carolina Public Service Authority, Revenue Obligation Bonds, Santee Cooper Electric System, Series 2008A, 5.375%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,086,040

4,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31	6/26 at 100.00	AA–	4,769,217
6,645	Total South Carolina			7,450,636

	South Dakota – 0.4%

2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	2,766,925

1,000	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa3	1,086,240

910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	982,154

6,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA+ (4)	7,195,500
11,160	Total South Dakota			12,030,819

NUVEEN	35

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee – 0.9%

$3,670	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 (Pre-refunded 6/01/19) – SYNCORA GTY Insured	6/19 at 100.00	Aa2 (4)	$3,937,690

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D:
510	6.000%, 10/01/23	10/18 at 100.00	A3	546,812
1,500	6.125%, 10/01/28	10/18 at 100.00	A3	1,609,020

3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,152,130

1,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,032,950

1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	A	1,573,776

5,240	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (5)	7/26 at 100.00	A3	5,703,373

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A:
215	5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	236,195
785	5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	AA (4)	862,385

7,165	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2016, 5.000%, 1/01/26	No Opt. Call	AA	8,658,616

635	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGM Insured	12/19 at 100.00	AA (4)	705,098

1,365	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	1,472,453

1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,116,070
27,525	Total Tennessee			30,606,568

	Texas – 10.6%

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
125	5.000%, 12/01/46	12/26 at 100.00	BBB–	131,443
740	5.000%, 12/01/51	12/26 at 100.00	BBB–	775,120

5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA	5,652,187

3,635	Brazos County Health Facilities Development Corporation, Texas, Franciscan Services Corporation Obligated Group-St Joseph Regional, Revenue Bonds, Series 2008, 5.000%, 1/01/23 (Pre-refunded 7/01/18)	7/18 at 100.00	BBB+ (4)	3,838,996

1,885	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2008, 5.000%, 9/01/27 (Pre-refunded 9/01/18) – AGM Insured	9/18 at 100.00	AA (4)	2,002,096

430	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2008, 5.000%, 9/01/27 – AGM Insured	9/18 at 100.00	AA	450,184

3,500	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2010, 5.000%, 7/01/19	7/17 at 100.00	A+	3,552,850

36	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	BBB+ (4)	$1,962,235

3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	4,000,678

1,575	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	BBB+	1,691,219

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	2/18 at 100.00	B+	2,182,803

2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB	2,851,561

1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	BBB	1,421,075

2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB–	2,442,975

9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB–	10,112,153

12,265	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/46 (UB) (5)	12/25 at 100.00	AA+	13,860,922

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+	3,914,855
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,677,795

20	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	22,079

5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Alternative Minimum Tax)	11/21 at 100.00	A+	5,375,200

1,760	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	BBB– (4)	1,853,509

1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	1,097,166

8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa3	9,134,783

2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (4)	2,219,680

3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	A	3,057,570

	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A:
5,000	5.000%, 2/15/24	No Opt. Call	AAA	5,947,350
4,000	5.000%, 2/15/25	No Opt. Call	AAA	4,814,160

1,270	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 7/01/25 (Alternative Minimum Tax)	7/21 at 100.00	A+	1,388,618

NUVEEN	37

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,135	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (Alternative Minimum Tax)	7/25 at 100.00	BB–	$1,191,625

1,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	1,565,655

250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB–	262,965

1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A2	2,177,440

335	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	9/24 at 100.00	A2	372,450

2,635	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/22 (Pre-refunded 2/15/18) – AGC Insured	2/18 at 100.00	Aa1 (4)	2,751,203

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	BBB+	1,474,689
1,280	5.000%, 8/15/35	8/25 at 100.00	BBB+	1,362,266

6,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	Baa1	7,305,446

	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007:
1,000	5.125%, 11/01/27 (Pre-refunded 11/01/17)	11/17 at 100.00	BBB (4)	1,031,820
2,500	5.250%, 11/01/37 (Pre-refunded 11/01/17)	11/17 at 100.00	BBB (4)	2,581,875

1,315	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	1,360,815

4,590	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)	1/26 at 102.00	N/R	4,349,989

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
665	5.000%, 11/01/46	11/23 at 103.00	N/R	666,988
805	5.000%, 11/01/51	11/23 at 103.00	N/R	807,037

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016:
1,100	5.000%, 11/15/36	11/24 at 102.00	N/R	1,079,584
1,550	5.000%, 11/15/46	11/24 at 102.00	N/R	1,498,633

755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	768,039

5,505	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2016, 4.000%, 11/01/36	11/24 at 102.00	N/R	4,999,146

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A:

30	5.000%, 4/01/31	4/26 at 100.00	BBB–	32,003
360	5.000%, 4/01/36	4/26 at 100.00	BBB–	376,751
65	5.000%, 4/01/48	4/26 at 100.00	BBB–	67,280

38	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	$6,692,840

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, LLC – Texas A&M University – San Antonio Project, Series 2016A:

1,275	5.000%, 4/01/31	4/26 at 100.00	BBB–	1,363,141
1,290	5.000%, 4/01/36	4/26 at 100.00	BBB–	1,353,997
2,445	5.000%, 4/01/48	4/26 at 100.00	BBB–	2,540,037

1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, LLC – Tarleton State University Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB–	1,302,500

3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	3,135,420

4,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	BBB–	4,679,955

2,000	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/33 (Pre-refunded 1/01/18) (UB) (5)	1/18 at 100.00	A2 (4)	2,087,400

10,880	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/45 (7)	9/31 at 100.00	AA+	11,864,858

2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41	9/21 at 100.00	AA+	2,277,780

560	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	1/19 at 100.00	A1	607,874

2,440	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	2,663,675

4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A2	4,902,465

2,695	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	3,008,509

	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29	2/24 at 100.00	Ba2	685,484
1,805	5.000%, 2/01/34	2/24 at 100.00	Ba2	1,847,797
385	5.125%, 2/01/39	2/24 at 100.00	Ba2	393,512

645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	770,059

10,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2009A, 5.250%, 2/01/25 (Pre-refunded 2/01/19)	2/19 at 100.00	Aa1 (4)	10,798,900

9,770	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/23	No Opt. Call	Aa1	11,473,106

4,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2008, 5.000%, 2/01/25 (Pre-refunded 2/01/18)	2/18 at 100.00	Aa1 (4)	4,160,640

NUVEEN	39

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	San Marcos, Texas, General Obligation Bonds, Series 2008:
$1,000	5.000%, 8/15/25 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	$1,022,530
1,000	5.000%, 8/15/27 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,022,530

1,000	San Marcos, Texas, Waterworks and Wastewater System Revenue Bonds, Series 2008, 5.000%, 8/15/26 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,022,530

9,030	Southwest Higher Education Authority Inc., Texas, Revenue Bonds, Southern Methodist University, Refunding Series 2009, 5.000%, 10/01/36 (Pre-refunded 10/01/19)	10/19 at 100.00	AA– (4)	9,913,947

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
70	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	79,752
870	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	991,200

3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	3,341,640

1,600	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 6.000%, 11/15/26 (Pre-refunded 5/01/17)	5/17 at 100.00	BBB– (4)	1,604,000

180	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	BBB+	186,134

3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	12/22 at 100.00	A3	3,988,189

5,270	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	5,562,222

845	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	956,498

7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	8,933,028

7,300	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	8,410,476

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured	8/17 at 100.00	BBB (4)	1,022,580

6,765	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/20	No Opt. Call	AAA	7,541,216

11,510	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	AAA	13,857,349

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 2015-XF0075, 15.840%, 8/01/34 (IF)	8/19 at 100.00	AAA	2,313,990

	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A–	7,379,130
7,000	0.000%, 8/15/37	8/24 at 56.94	A–	2,986,340

11,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/42	8/24 at 100.00	BBB+	11,933,130

40	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$5,315	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	A–	$5,286,086

14,685	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	14,603,498

150	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	11/20 at 100.00	N/R	169,717

600	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	709,104

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33 (Pre-refunded 7/01/17)	7/17 at 100.00	BBB+ (4)	2,033,760

500	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24 (Pre-refunded 9/01/19)	9/19 at 100.00	BBB (4)	550,495

1,030	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015, 6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	1,257,918

1,135	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Utility Improvement Series 2015, 6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	1,393,315

6,140	Ysleta Independent School District, El Paso County, Texas, General Obligation Bonds, Refunding Series 2014, 5.000%, 8/15/24	No Opt. Call	AAA	7,358,422
329,340	Total Texas			341,555,636

	Utah – 0.4%

	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
675	5.600%, 7/15/22	No Opt. Call	BB+	716,580
850	6.300%, 7/15/32	7/22 at 100.00	BB+	915,688

1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,041,780

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
400	6.250%, 6/15/28	6/17 at 100.00	N/R	402,056
950	6.500%, 6/15/38	6/17 at 100.00	N/R	953,952

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,330,562

1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB	1,183,022

	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
2,115	7.750%, 7/15/31 (Pre-refunded 7/15/21)	7/21 at 100.00	BBB– (4)	2,546,608
3,520	8.000%, 7/15/41 (Pre-refunded 7/15/21)	7/21 at 100.00	BBB– (4)	4,402,957
11,895	Total Utah			13,493,205

	Vermont – 0.1%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (4)	1,864,858
1,000	6.250%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (4)	1,021,220
2,815	Total Vermont			2,886,078

NUVEEN	41

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia – 1.0%

$480	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	4/17 at 100.00	AA	$481,382

2,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2011C, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/21 at 100.00	AA–	2,235,000

3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	2,054,732

10,070	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B–	8,890,299

1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45	7/25 at 100.00	BB+	1,009,180

5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	5,609,890

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	3,772,966
6,515	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	6,977,630
32,825	Total Virginia			31,031,079

	Washington – 3.7%

6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	A1 (4)	7,103,924

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2016-XL0006, 17.962%, 6/01/34 (IF) (5)	6/19 at 100.00	AA	1,273,536

2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	2,609,225

2,335	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 12.466%, 1/01/39 (Pre-refunded 7/01/17) – AGM Insured (IF) (5)	7/17 at 100.00	AA+ (4)	2,459,199

695	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	868,799

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,825	5.000%, 12/01/30	12/26 at 100.00	Baa2	4,117,651
1,950	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,085,857
4,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,248,760
1,120	5.000%, 12/01/37	12/26 at 100.00	Baa2	1,166,749

5,660	Spokane, Washington, General Obligation Bonds, Series 2015, 3.000%, 12/01/32	12/24 at 100.00	AA	5,386,056

2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	2,167,940

3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	4,024,315

	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	3,212,534
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	2,818,926

42	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28	5/24 at 100.00	A+	$1,810,000

	Washington Health Care Facilities Authority, Revenue Bonds, Yakima Valley Memorial Hospital Association, Series 2016:
6,000	5.000%, 12/01/41	12/26 at 100.00	Baa3	6,149,580
5,930	5.000%, 12/01/46	12/26 at 100.00	Baa3	6,049,667

845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	919,470

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,155	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,291,452
2,000	7.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,267,240

3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29 (Pre-refunded 10/01/19)	10/19 at 100.00	Baa1 (4)	3,321,420

	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
1,155	5.000%, 7/01/41	7/26 at 100.00	N/R	1,102,471
2,000	5.000%, 7/01/46	7/26 at 100.00	N/R	1,886,880
3,805	5.000%, 7/01/51	7/26 at 100.00	N/R	3,548,391

1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A–	1,194,732

2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB–	2,357,761

2,250	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2015-1N, 3.700%, 12/01/34	6/25 at 100.00	Aaa	2,247,008

6,545	Washington State, General Obligation Bonds, Various Purpose Series 2013D, 5.000%, 2/01/23	No Opt. Call	AA+	7,669,758

	Washington State, General Obligation Bonds, Various Purpose Series 2017D:
11,285	5.000%, 2/01/25	No Opt. Call	AA+	13,529,361
6,400	5.000%, 2/01/26	No Opt. Call	AA+	7,719,040

10,000	Washington State, General Obligation Bonds, Various Purpose, Refunding Series R-2015A, 5.000%, 7/01/23	No Opt. Call	AA+	11,794,900
107,370	Total Washington			118,402,602

	West Virginia – 0.6%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34 (Pre-refunded 6/01/17)	6/17 at 100.00	N/R (4)	508,450

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	Baa1	1,087,626

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R	1,031,200

1,585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 4.000%, 6/01/41	6/26 at 100.00	A	1,588,614

NUVEEN	43

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2016A:
$8,025	4.000%, 6/01/34	6/26 at 100.00	A	$8,130,850
4,610	4.000%, 6/01/35	6/26 at 100.00	A	4,659,972
455	3.000%, 6/01/36	6/26 at 100.00	A	384,266
1,630	3.250%, 6/01/39	6/26 at 100.00	A	1,404,832
18,825	Total West Virginia			18,795,810

	Wisconsin – 3.4%

5,000	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A, 6.500%, 2/01/31	2/19 at 102.00	AA–	5,499,800

1,250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%, 2/01/36	2/26 at 100.00	N/R	1,161,588

2,155	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46	6/26 at 100.00	N/R	1,893,836

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
280	5.500%, 10/01/22	No Opt. Call	BB+	303,898
375	6.000%, 10/01/32	10/22 at 100.00	BB+	396,495

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34	10/22 at 100.00	BB+	1,086,804
500	5.125%, 10/01/45	10/22 at 100.00	BB+	500,205

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32	12/22 at 100.00	N/R	1,622,429
5,000	6.250%, 12/01/42	12/22 at 100.00	N/R	5,055,350

1,940	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	2,044,547

3,345	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	3,134,098

1,575	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43	8/23 at 100.00	BB+	1,725,145

5,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (Alternative Minimum Tax)	5/26 at 100.00	BBB–	4,920,650

2,550	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	AA–	3,077,391

1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24	4/20 at 100.00	A+	1,586,445

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa2 (4)	1,410,808

625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	Baa2	660,300

13,950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	15,119,568

44	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
$1,000	5.000%, 2/15/40	2/22 at 100.00	A–	$1,045,680
35	4.500%, 2/15/40	2/22 at 100.00	A–	35,775

18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A3	19,475,280

7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	8,161,930

435	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	472,197

595	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (4)	659,212

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
2,980	5.000%, 7/01/34	7/24 at 100.00	BBB+	3,195,216
2,100	4.350%, 7/01/36	7/21 at 100.00	BBB+	2,105,964

3,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	3,622,431

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	4,982,150
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,330,467
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,179,285

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014:
1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	1,885,734
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,004,910
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,519,530
104,550	Total Wisconsin			109,875,118

	Wyoming – 0.5%

2,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A	2,173,980

4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31	3/21 at 100.00	A3	4,997,250

	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
800	5.500%, 12/01/27	12/21 at 100.00	BBB+	883,856
2,500	6.000%, 12/01/36	12/21 at 100.00	BBB+	2,762,675

3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	4,104,607
13,450	Total Wyoming			14,922,368
$3,153,572	Total Municipal Bonds (cost $3,145,224,527)			3,257,748,126

NUVEEN	45

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$138	Las Vegas Monorail Company, Senior Interest Bonds (11), (12)	5.500%	7/15/19	N/R	$83,531

37	Las Vegas Monorail Company, Senior Interest Bonds (11), (12)	5.500%	7/15/55	N/R	18,232
$175	Total Corporate Bonds (cost $15,730)				101,763
	Total Long-Term Investments (cost $3,145,240,257)				3,257,849,889
	Floating Rate Obligations – (2.1)%				(67,370,000)
	Other Assets Less Liabilities – 0.9%				27,279,322
	Net Assets – 100%				$3,217,759,211

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,257,748,126	$—	$3,257,748,126
Corporate Bonds	—	—	101,763	101,763
Total	$—	$3,257,748,126	$101,763	$3,257,849,889

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2017, the cost of investments was $3,075,928,665.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$170,163,210
Depreciation	(55,612,368)
Net unrealized appreciation (depreciation) of investments	$114,550,842

46	NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(7)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 5.700% and again on November 11, 2015, further reduced the security’s interest rate of accrual from 5.700% to 4.275%.

(10)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250% to 2.100%.

(11)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on this security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(12)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	47

Nuveen Inflation Protected Municipal Bond Fund

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.5%

	MUNICIPAL BONDS – 99.5%

	Alabama – 1.9%

$1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/34	No Opt. Call	A3	$1,133,530

	Arizona – 0.7%

390	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	416,048

	California – 14.8%

1,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured (4)	10/23 at 100.00	AA	1,159,100

305	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 (Pre-refunded 10/01/17) – AMBAC Insured	10/17 at 100.00	Aaa	314,113

850	California Municipal Finance Authority, Revenue Bonds, University of San Diego, Refunding Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	A1	954,431

1,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2015, 5.000%, 9/01/25	No Opt. Call	AA–	1,207,750

1,000	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2016B, 5.000%, 7/01/28	7/26 at 100.00	AA+	1,210,460

470	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/21	No Opt. Call	Aa1	429,481

555	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/21	No Opt. Call	A+	628,743

880	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 5.000%, 6/01/21	6/17 at 100.00	N/R	881,329

130	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	145,244

1,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2011A, 5.000%, 11/01/21	No Opt. Call	AA–	1,157,180

800	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/25	8/22 at 100.00	N/R	874,384
7,990	Total California			8,962,215

	Colorado – 14.5%

555	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 5.000%, 11/15/22 (Alternative Minimum Tax) (4)	No Opt. Call	A+	634,920

1,250	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/35	12/26 at 100.00	Baa2	1,359,213

1,000	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/23	12/22 at 100.00	AA–	1,144,270

48	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,000	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/20 – AGM Insured (4)	No Opt. Call	AA	$1,079,820

525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AA–	466,126

1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/20 – NPFG Insured	No Opt. Call	AA–	917,240

1,250	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/19	No Opt. Call	N/R	1,306,637

1,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A	1,329,600

500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.250%, 7/15/24	7/20 at 100.00	BBB+	540,845
8,080	Total Colorado			8,778,671

	Connecticut – 1.0%

500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A, 5.000%, 9/01/26	No Opt. Call	AA	594,815

	District of Columbia – 0.5%

260	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A, 5.000%, 10/01/24	10/23 at 100.00	A+	301,668

	Florida – 4.7%

1,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/33	10/25 at 100.00	A1	1,129,600

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	1,024,050

620	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/22	No Opt. Call	AA	712,293
2,620	Total Florida			2,865,943

	Georgia – 6.2%

1,350	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/27	No Opt. Call	A2	1,582,605

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	187,465
374	5.500%, 7/15/30	7/21 at 100.00	N/R	371,260
410	5.500%, 1/15/36	7/21 at 100.00	N/R	406,832

1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	A	1,077,420

110	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	129,709
3,432	Total Georgia			3,755,291

	Illinois – 6.0%

305	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	AA–	348,081

NUVEEN	49

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$335	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.250%, 1/01/22 (Pre-refunded 4/14/18) – AGM Insured	4/18 at 100.00	A2 (5)	$351,596

325	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2012A, 5.000%, 3/01/22	No Opt. Call	AA–	370,672

440	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	458,080

600	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA–	658,140

535	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/19	No Opt. Call	A	576,805

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	838,700
3,540	Total Illinois			3,602,074

	Indiana – 1.9%

500	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/24	5/23 at 100.00	A	571,795

490	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/22	No Opt. Call	Aa3	563,177
990	Total Indiana			1,134,972

	Iowa – 2.2%

1,125	Dubuque, Iowa, General Obligation Bonds, Sales Tax Increment, Second Lien Series 2014, 5.000%, 6/01/25	6/24 at 100.00	Aa3	1,315,845

	Kansas – 1.9%

1,025	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/23	9/22 at 100.00	A+	1,178,094

	Kentucky – 1.7%

65	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 5.500%, 6/01/21	6/20 at 100.00	BBB+	72,217

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
380	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	395,812
525	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	549,691
970	Total Kentucky			1,017,720

	Louisiana – 4.7%

1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/23	No Opt. Call	AA–	1,143,860

500	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/27 – AGM Insured	12/22 at 100.00	AA	565,000

1,015	Regional Transit Authority, Louisiana, Sales Tax Revenue Bonds, Series 2010, 5.000%, 12/01/19 – AGM Insured (4)	No Opt. Call	AA	1,112,765
2,515	Total Louisiana			2,821,625

50	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine – 2.0%

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
$185	5.000%, 7/01/25	7/23 at 100.00	BBB	$198,786
1,000	5.000%, 7/01/33	7/23 at 100.00	BBB	1,014,200
1,185	Total Maine			1,212,986

	Massachusetts – 0.9%

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	531,251

	Michigan – 1.0%

55	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	54,433

500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/27 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	563,625
555	Total Michigan			618,058

	Minnesota – 1.1%

550	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/27 (WI/DD, Settling 2/15/17)	12/26 at 100.00	Aa3	661,622

	Missouri – 1.9%

1,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/24	No Opt. Call	A	1,155,810

	Nevada – 2.7%

390	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/23 – AGM Insured	7/19 at 100.00	AA	425,342

1,000	Clark County, Nevada, Sales & Excise Tax Revenue Bonds, Streets and Highways Series 2016, 5.000%, 7/01/29	No Opt. Call	AA	1,203,740
1,390	Total Nevada			1,629,082

	New Jersey – 0.4%

240	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	BB–	249,842

	New York – 2.6%

110	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/30 (Alternative Minimum Tax)	7/24 at 100.00	BBB	119,890

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/22 (Alternative Minimum Tax) (4)	No Opt. Call	AA–	1,442,925
1,360	Total New York			1,562,815

	North Carolina – 3.5%

1,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	1,215,060

795	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/21 (4)	No Opt. Call	AA	908,351
1,795	Total North Carolina			2,123,411

NUVEEN	51

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio – 2.6%

$190	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	$208,286

1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/22	No Opt. Call	Aa3	1,133,840

200	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa1	239,236
1,390	Total Ohio			1,581,362

	Oregon – 1.9%

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2014-22, 5.000%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	AA–	1,162,400

	Pennsylvania – 1.9%

840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/24	1/23 at 100.00	A–	931,300

170	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University, Refunding Series 2013, 5.000%, 6/01/21	No Opt. Call	BBB+	186,124

5	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/24 – AGM Insured	9/22 at 100.00	AA–	5,727
1,015	Total Pennsylvania			1,123,151

	Texas – 5.0%

365	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/23	No Opt. Call	BBB	413,388

1,000	Dallas, Texas, General Obligation Bonds, Refunding & Improvement Series 2014, 5.000%, 2/15/22	No Opt. Call	AA	1,119,930

215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	219,433

855	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/23 – NPFG Insured	No Opt. Call	AA–	660,419

230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	AA–	110,593

500	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	Ba2	509,040
3,165	Total Texas			3,032,803

	Utah – 1.8%

935	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/15/22	No Opt. Call	AA	1,072,894

	Virginia – 0.3%

185	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	198,577

	Washington – 2.9%

500	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/19 (ETM)	No Opt. Call	N/R (5)	537,305

52	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$1,000	Washington State, General Obligation Bonds, Various Purpose Series 2017D, 5.000%, 2/01/29	2/27 at 100.00	AA+	$1,198,920
1,500	Total Washington			1,736,225

	West Virginia – 0.4%

235	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	A–	234,593

	Wisconsin – 2.4%

1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/24	7/23 at 100.00	A	1,163,261

260	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	283,465
1,275	Total Wisconsin			1,446,726

	Wyoming – 1.5%

755	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Series 2014A, 5.000%, 6/01/24	No Opt. Call	A+	886,159
$54,497	Total Long-Term Investments (cost $59,318,120)			60,098,278

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.7%

	MUNICIPAL BONDS – 1.7%

	Illinois – 1.7%

$1,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Floater 2015-XM0036, Variable Rate Demand Obligations, 1.590%, 6/15/50 (6)	6/20 at 100.00	A–3	$1,000,000
$1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000
	Total Investments (cost $60,318,120) – 101.2%			61,098,278
	Other Assets Less Liabilities – (1.2)% (7)			(701,712)
	Net Assets – 100%			$60,396,566

NUVEEN	53

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Investments in Derivatives as of January 31, 2017

Consumer Price Index Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Fixed Rate Payment Date (8)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$5,000,000	Receive	CPURNSA	2.600%	Annually	2/06/18	2/05/18	$(319,504)
JPMorgan Chase Bank, N.A.	4,000,000	Receive	CPURNSA	2.560	Annually	12/31/18	12/28/18	(279,737)
JPMorgan Chase Bank, N.A.	3,500,000	Receive	CPURNSA	2.509	Annually	2/11/19	2/08/19	(215,615)
JPMorgan Chase Bank, N.A.	4,500,000	Receive	CPURNSA	2.645	Annually	12/30/19	12/28/19	(360,993)
JPMorgan Chase Bank, N.A.	5,000,000	Receive	CPURNSA	2.190	Annually	1/06/21	1/05/21	10,423
JPMorgan Chase Bank, N.A.	5,500,000	Receive	CPURNSA	2.645	Annually	10/01/21	9/30/21	(409,940)
JPMorgan Chase Bank, N.A.	8,000,000	Receive	CPURNSA	2.777	Annually	2/21/22	2/19/22	(786,687)
JPMorgan Chase Bank, N.A.	4,000,000	Receive	CPURNSA	2.329	Annually	2/02/26	1/30/26	(11,420)
Morgan Stanley Capital Services LLC	3,800,000	Receive	CPURNSA	2.595	Annually	11/06/18	11/05/18	(216,615)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.283	Annually	9/16/21	9/15/21	(118,361)
Morgan Stanley Capital Services LLC	5,000,000	Receive	CPURNSA	2.205	Annually	1/29/24	1/28/24	18,484
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.650	Annually	8/08/24	8/07/24	(262,614)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.310	Annually	1/29/27	1/28/27	6,433
	$57,300,000							$(2,946,146)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$60,098,278	$—	$60,098,278
Short-Term Investments:
Municipal Bonds	—	1,000,000	—	1,000,000
Investments in Derivatives:
Consumer Price Index Swaps*	—	(2,946,146)	—	(2,946,146)
Total	$—	$58,152,132	$—	$58,152,132
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

54	NUVEEN

As of January 31, 2017, the cost of investments (excluding investments in derivatives) was $60,298,063.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$1,081,526
Depreciation	(281,311)
Net unrealized appreciation (depreciation) of investments	$800,215

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable.

(8)	Fixed Rate Payment Date is one business day after contract Termination Date.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

CPURNSA	US CPI Urban Consumers Non-Seasonally Adjusted

NUVEEN	55

Nuveen Intermediate Duration Municipal Bond Fund

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.7%

	MUNICIPAL BONDS – 98.4%

	Alabama – 1.2%

$31,625	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	Aa3	$33,905,163

1,130	Huntsville, Alabama, Electric System Revenue Warrants, Refunding Series 2007, 4.000%, 12/01/18 – AGM Insured	12/17 at 100.00	Aa1	1,155,900

2,685	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	2,609,552

2,000	Mobile, Alabama, General Obligation Warrants, Improvement and Refunding Series 2008B, 5.000%, 2/15/20	2/18 at 100.00	Aa2	2,075,480

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
2,080	5.000%, 3/01/23	No Opt. Call	BBB	2,342,829
3,555	5.000%, 3/01/24	No Opt. Call	BBB	4,028,277
2,235	5.000%, 3/01/25	No Opt. Call	BBB	2,540,592
1,725	5.000%, 3/01/26	No Opt. Call	BBB	1,964,672
2,005	4.000%, 3/01/36	3/26 at 100.00	BBB	1,927,166

1,000	The Improvement District of the City of Mobile – McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25	No Opt. Call	N/R	1,032,560

1,500	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A, 5.000%, 9/01/18 (ETM)	No Opt. Call	A1 (4)	1,593,180

4,000	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A, 5.750%, 9/01/22 (Pre-refunded 9/01/18)	9/18 at 100.00	A1 (4)	4,295,480
55,540	Total Alabama			59,470,851

	Alaska – 0.3%

3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,266,100

6,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	3/17 at 100.00	B3	5,655,788

4,055	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A2	4,485,195
13,080	Total Alaska			13,407,083

	Arizona – 2.7%

4,120	Arizona Board of Regents, Certificates of Participation, University of Arizona Projects, Refunding Series 2007B, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	Aa3	4,163,837

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,235	5.000%, 2/01/20	No Opt. Call	BBB+	1,350,596
6,255	5.000%, 2/01/27	2/22 at 100.00	BBB+	6,863,549

1,445	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/24	No Opt. Call	A2	1,693,569

56	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
$10,270	5.000%, 7/01/25	7/22 at 100.00	A1	$11,246,677
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	17,681,701
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	18,192,645

2,000	Arizona State, Certificates of Participation, Series 2008A, 4.000%, 9/01/17 – AGM Insured	No Opt. Call	AA	2,036,520

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
45	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	45,771
55	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	57,951
5,165	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	5,602,682
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	5,577,884
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA	6,688,504
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA	8,178,825

1,050	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A, 5.000%, 7/01/17 – AMBAC Insured	No Opt. Call	Aa3	1,067,850

6,000	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA+	6,507,780

2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A	2,213,840

1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+	1,471,137

3,670	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+	3,729,564

	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	441,714
500	5.000%, 6/01/23	No Opt. Call	A+	580,920

	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A:
2,045	5.000%, 7/01/22	7/20 at 100.00	A+	2,276,351
10,400	5.000%, 7/01/40	7/20 at 100.00	A+	11,294,296

500	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2014A, 5.000%, 7/01/23	No Opt. Call	AAA	593,720

2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A3	2,749,931

	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C:
1,000	4.375%, 7/01/18 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (4)	1,015,090
1,000	4.500%, 7/01/19 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (4)	1,015,610

2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 (Pre-refunded 7/01/20) – AGM Insured	7/20 at 100.00	AA (4)	2,990,507

645	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	771,297

3,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009A, 5.000%, 1/01/25	1/19 at 100.00	Aa1	3,208,230

3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2015-XF2192, 12.370%, 12/01/24 (IF) (5)	12/21 at 100.00	Aa1	5,803,583

NUVEEN	57

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/20	9/18 at 100.00	A2	$1,055,730

1,350	Sedona-Oak Creek Joint Unified School District 9, Coconino and Yavapi Counties, Arizona, General Obligation Bonds, School Improvement Project 2007, Series 2009B, 5.375%, 7/01/28 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (4)	1,483,839
127,375	Total Arizona			139,651,700

	Arkansas – 0.9%

1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,114,850

750	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2016, 3.250%, 3/01/37	9/26 at 100.00	A1	681,945

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – AGM Insured	4/17 at 100.00	AA	1,495,066

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – AGM Insured	4/17 at 100.00	AA	6,752,478
6,740	4.500%, 11/01/19 – AGM Insured	4/17 at 100.00	AA	6,759,613

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 (Pre-refunded 10/01/17) – FGIC Insured	10/17 at 100.00	AA– (4)	1,269,197
1,000	5.000%, 10/01/21 (Pre-refunded 10/01/17) – FGIC Insured	10/17 at 100.00	AA– (4)	1,027,690

4,540	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A	4,640,016

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	575,535
800	5.000%, 7/01/23	No Opt. Call	A+	925,848
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,862,641
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,698,127
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,201,624
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,133,510
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,116,310

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	AA	582,866
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	AA	1,144,521
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	AA	1,199,244
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	AA	1,259,081

1,000	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.750%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	1,083,100

	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,125	5.000%, 12/01/25	12/24 at 100.00	A+	2,459,517
1,780	5.000%, 12/01/27	12/24 at 100.00	A+	2,032,920

115	Sheridan School District 37, Grant County, Arkansas, General Obligation Bonds, Construction Series 2016, 3.250%, 2/01/40	2/22 at 100.00	Aa2	103,587

1,000	University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus, Series 2014A, 5.000%, 3/01/21	No Opt. Call	Aa2	1,129,240
45,555	Total Arkansas			48,248,526

58	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California – 7.0%

$3,125	Western Municipal Water District Facilities Authority, California, Adjustable Rate Water Revenue Refunding Bonds Series 2016A, 1.500%, 10/01/39 (Mandatory put 10/01/20)	7/20 at 100.00	AA+	$3,116,094

1,525	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Children’s Hospital & Research Center at Oakland, Refunding Series 2007A, 4.500%, 12/01/18 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	1,572,122

1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	AA–	1,714,630

1,860	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/23	No Opt. Call	A	2,168,704

920	Apple Valley Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2 Series 2007, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	BBB+	929,366

	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H:
1,270	5.000%, 5/01/22 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa1 (4)	1,334,783
580	5.000%, 5/01/22 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa1 (4)	609,586

6,895	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/17	No Opt. Call	Aa1	6,969,535

5,010	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Series 2007A, 4.500%, 10/01/33 (Pre-refunded 10/01/17)	10/17 at 100.00	Aa1 (4)	5,136,202

8,230	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 3.000%, 3/01/39	3/26 at 100.00	A	6,796,581

515	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	3/19 at 100.00	A	548,475

2,330	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A	2,451,626

1,210	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2008B, 1.450%, 8/15/33 (Pre-refunded 3/15/17)	3/17 at 100.00	AA (4)	1,210,992

1,155	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Pre-refunded 3/15/17)	3/17 at 100.00	AA (4)	1,155,947

3,010	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36 (Mandatory put 10/01/25)	10/25 at 100.00	AA–	2,798,156

3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25) (Alternative Minimum Tax)	No Opt. Call	A–	3,527,458

16,835	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	17,087,862

12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	12,267,101

2,245	California State Public Works Board, Lease Revenue Bonds, California State University Monterey Bay Campus Library Project, Series 2009D, 6.000%, 4/01/25 (Pre-refunded 4/01/19)	4/19 at 100.00	Aaa	2,479,602

1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,546,272

NUVEEN	59

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.250%, 10/01/24	10/19 at 100.00	A+	$5,472,400

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,070	5.000%, 7/01/20 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,261,475
3,830	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	4,207,025
2,195	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,411,076

150	California State, General Obligation Bonds, Refunding Series 2007, 5.000%, 8/01/19	2/17 at 100.00	AA–	150,522

15	California State, General Obligation Bonds, Various Purpose Series 2001, 5.000%, 11/01/18	4/17 at 100.00	AA–	15,056

1,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/23 (Pre-refunded 12/01/17)	12/17 at 100.00	AA– (4)	1,034,240

1,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB+	1,568,146

800	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A–	917,712

1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007B, 5.200%, 10/01/37 (Pre-refunded 10/01/18) – AMBAC Insured	10/18 at 100.00	AA– (4)	1,069,320

835	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22 (6)	4/17 at 100.00	CCC	815,511

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2003A, 5.000%, 8/15/38 (Pre-refunded 8/15/17) – AMBAC Insured	8/17 at 100.00	AA– (4)	10,225,500

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	4/17 at 100.00	AA	1,122,778

	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26	11/21 at 66.91	BBB–	4,101,308
4,095	0.000%, 11/01/28	11/21 at 56.33	BBB–	1,880,055

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,725	5.000%, 1/01/22	No Opt. Call	BBB–	2,949,022
2,860	5.000%, 1/01/23	No Opt. Call	BBB–	3,104,902
1,635	5.000%, 1/01/24	1/23 at 100.00	BBB–	1,758,655
1,325	5.000%, 1/01/25	1/23 at 100.00	BBB–	1,413,563

	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008:
510	5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	542,783
2,025	5.000%, 8/01/24 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	2,147,634

2,100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA	2,179,800

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
7,795	5.000%, 6/01/17	No Opt. Call	Aaa	7,893,685
13,410	4.500%, 6/01/27	6/17 at 100.00	B1	13,492,203
19,260	5.000%, 6/01/33	6/17 at 100.00	B–	18,761,744

1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	937,872

60	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
$1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	$1,080,210
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,086,964
465	5.000%, 9/01/34	9/24 at 100.00	N/R	495,141

6,425	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	10/17 at 100.00	AA	6,550,866

2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa1	1,473,852

845	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	869,319

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B:
1,015	5.000%, 7/01/25	1/24 at 100.00	Aa2	1,201,780
5,000	5.000%, 7/01/43	1/24 at 100.00	Aa2	5,626,950

	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
800	5.000%, 9/01/23	No Opt. Call	BBB+	913,904
1,075	5.000%, 9/01/24	No Opt. Call	BBB+	1,233,165
1,250	5.000%, 9/01/25	9/24 at 100.00	BBB+	1,420,525
1,000	5.000%, 9/01/26	9/24 at 100.00	BBB+	1,129,420

	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A:
400	5.000%, 9/01/29 – BAM Insured	9/25 at 100.00	AA	462,424
630	5.000%, 9/01/30 – BAM Insured	9/25 at 100.00	AA	722,484

4,770	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (7)	2/28 at 100.00	AA	4,311,889

12,290	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	15,197,691

10,245	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	12,668,865

	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A:
4,400	5.000%, 8/01/26 – BAM Insured	8/24 at 100.00	AA	5,200,536
3,000	5.000%, 8/01/27 – BAM Insured	8/24 at 100.00	AA	3,499,050
2,070	5.000%, 8/01/28 – BAM Insured	8/24 at 100.00	AA	2,413,185

2,000	North Monterey County Unified School District, California, General Obligation Bonds, Election of 2013, Series 2014A, 4.000%, 5/01/44	5/24 at 100.00	A+	2,026,320

855	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BB	911,721

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40 (7)	8/30 at 100.00	A+	8,496,480

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	1,628,835
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	1,804,591
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	3,359,341

NUVEEN	61

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 6.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA	$8,124,480

	Port of Oakland, California, Revenue Bonds, Refunding Inter Lien Series 2007B:
2,530	5.000%, 11/01/18 – NPFG Insured	11/17 at 100.00	AA–	2,605,141
1,230	5.000%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA–	1,266,457

5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	AA–	2,584,959

2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,456,176

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A	961,056
2,000	0.000%, 10/01/36	No Opt. Call	A	824,800

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 2010, 5.000%, 7/01/40	7/20 at 100.00	A	5,460,900

1,000	San Bernardino Community College District, California, General Obligation Bonds, Election 2002 Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	1,082,700

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	BBB–	5,455,150
26,000	5.000%, 1/15/34	1/25 at 100.00	BBB–	28,161,380

2,770	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Refunding Series 2006D, 5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB+	2,824,209

1,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/17 – FGIC Insured	No Opt. Call	Aaa	994,870

2,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	AA–	2,741,557

2,255	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 (ETM)	No Opt. Call	AA– (4)	2,729,249

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	Aa3	1,057,840

	Santa Paula Utility Authority, California, Water Enterprise Revenue Bonds, Refunding Series 2010:
2,510	5.000%, 2/01/28	2/20 at 100.00	A+	2,709,394
2,630	5.000%, 2/01/29	2/20 at 100.00	A+	2,831,011
2,765	5.000%, 2/01/30	2/20 at 100.00	A+	3,000,384

	South Bayside Waste Management Authority, California, Solid Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A:
2,500	5.250%, 9/01/24	9/19 at 100.00	A1	2,721,575
1,200	6.250%, 9/01/29	9/19 at 100.00	A1	1,341,072

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	8/19 at 100.00	Baa3	1,294,849
1,410	6.125%, 8/01/23	8/19 at 100.00	Baa3	1,544,063
1,585	6.250%, 8/01/24	8/19 at 100.00	Baa3	1,734,307
1,265	6.375%, 8/01/25	8/19 at 100.00	Baa3	1,384,429
500	6.500%, 8/01/26	8/19 at 100.00	Baa3	547,455

62	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	$1,699,516

3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured (7)	8/26 at 100.00	AA	3,137,610

	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	Baa1	1,748,901
1,415	5.000%, 7/01/25	No Opt. Call	Baa1	1,611,699
1,450	3.250%, 7/01/27	7/25 at 100.00	Baa1	1,424,176
1,435	3.500%, 7/01/28	7/25 at 100.00	Baa1	1,432,302
1,355	3.750%, 7/01/29	7/25 at 100.00	Baa1	1,350,989

2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA–	3,215,325

995	Whittier Public Financing Authority, California, Tax Allocation Revenue Bonds, Whittier Redevelopment Agency, Series 2007A, 5.000%, 11/01/21 (Pre-refunded 11/01/17) – AMBAC Insured	11/17 at 100.00	A– (4)	1,026,293
352,230	Total California			358,726,863

	Colorado – 2.0%

1,125	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008, 5.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (4)	1,215,686

175	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A, 4.750%, 6/15/22 (Pre-refunded 6/15/17)	6/17 at 100.00	A (4)	177,532

1,705	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016, 3.125%, 10/01/31	10/25 at 100.00	Baa2	1,497,860

1,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003B, 6.000%, 5/15/26 (Pre-refunded 5/15/19) – AGM Insured	5/19 at 100.00	AA (4)	1,108,110

17,485	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	A3	14,422,502

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	4/17 at 100.00	A3	16,885,034

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-7, 4.350%, 9/01/20 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	AA (4)	755,523

1,525	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 5.125%, 10/01/17	No Opt. Call	A3	1,564,909

4,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-1, 5.000%, 7/01/29	11/22 at 100.00	A3	4,368,115

310	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33	6/23 at 100.00	BBB+	333,796

1,145	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (4)	1,233,589

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB+	6,834,079

10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (4)	9,446,000

NUVEEN	63

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$290	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/18	4/17 at 100.00	BBB+	$290,983

1,510	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008, 5.250%, 11/01/23 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2 (4)	1,619,475

1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BBB–	1,546,155

11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	12,422,630

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	3,570,300

1,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	1,532,010

	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
1,525	5.000%, 12/15/20	No Opt. Call	Aa2	1,723,738
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,553,075
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,750,090

3,670	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	3,303,771

760	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 5.700%, 12/01/17	4/17 at 100.00	BBB–	762,835

775	Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series 2007GG, 4.500%, 6/01/17 – AGM Insured	No Opt. Call	AA	784,881

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19	No Opt. Call	N/R	1,395,489
500	5.000%, 12/01/20	No Opt. Call	N/R	527,970

1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,171,780

1,325	Rangeview Library District, Adams County, Colorado, Certificates of Participation, Rangeview Library Projects, Series 2008, 4.500%, 12/15/20 (Pre-refunded 12/15/18) – AGC Insured	12/18 at 100.00	AA (4)	1,409,164

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	BBB+	1,079,949

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A	2,368,441
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,166,517

1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGM Insured	12/25 at 100.00	AA	915,260

1,000	Walker Field Public Airport Authority, Colorado, Airport Revenue Bonds, Series 2007, 5.000%, 12/01/22 (Pre-refunded 12/01/17)	12/17 at 100.00	Baa2 (4)	1,034,130

1,240	Westminster, Colorado, Special Purpose Sales and Use Tax Revenue Bonds, Series 2007D, 5.000%, 12/01/23 (Pre-refunded 12/01/17) – AGM Insured	12/17 at 100.00	AA (4)	1,282,433
111,665	Total Colorado			105,053,811

64	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut – 0.6%

$500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, TEMPS-50 Series 2016B-2, 2.875%, 9/01/20	9/17 at 100.00	N/R	$488,910

14,140	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	14,035,364

12,070	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	11,980,682

2,070	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	4/17 at 100.00	A–	2,080,019

1,035	Milford, Connecticut, General Obligation Bonds, Refunding Series 2016, 5.000%, 11/01/20	No Opt. Call	Aa1	1,169,271

1,000	New Britain, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/19 – BAM Insured (ETM)	No Opt. Call	AA (4)	1,071,600

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
350	5.000%, 12/15/24	12/22 at 100.00	AA	405,255
495	5.000%, 12/15/26	12/22 at 100.00	AA	566,928
31,660	Total Connecticut			31,798,029

	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,000	4.000%, 7/01/22	No Opt. Call	BBB	1,042,020
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB	4,223,634
4,995	Total Delaware			5,265,654

	District of Columbia – 2.4%

3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB+	3,672,886

7,430	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	8,462,324

127,565	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	6/17 at 100.00	N/R	14,589,609

10,165	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	4/17 at 100.00	AAA	10,912,839

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
420	6.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	477,107
1,715	6.500%, 10/01/23 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	1,948,189
825	6.500%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	937,175

3,740	District of Columbia, Revenue Bonds, The Catholic University of America, Series 2010, 5.000%, 10/01/23	10/18 at 100.00	A	3,954,751

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A:
44,660	5.000%, 10/01/31 (Alternative Minimum Tax)	10/26 at 100.00	AA–	50,898,109
24,280	5.000%, 10/01/32 (Alternative Minimum Tax)	10/26 at 100.00	AA–	27,552,944
224,680	Total District of Columbia			123,405,933

NUVEEN	65

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida – 6.1%

$12,505	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	Aa3	$14,709,006

	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000	5.000%, 10/01/34 (Alternative Minimum Tax)	10/25 at 100.00	A+	10,971,400
15,135	5.000%, 10/01/35 (Alternative Minimum Tax)	10/25 at 100.00	A+	16,546,490

	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A1	10,963,614
7,325	5.000%, 10/01/33	10/25 at 100.00	A1	8,274,320

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,445	5.000%, 6/01/22	12/21 at 100.00	AA–	18,733,322
14,635	5.000%, 6/01/25	12/24 at 100.00	AA–	17,150,903

33,155	Citizens Property Insurance Corporation, Florida, High Risk Account Revenue Bonds, Series 2007A, 5.000%, 3/01/17 – NPFG Insured (ETM)	No Opt. Call	A1 (4)	33,272,369

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
4,595	5.000%, 6/01/18	No Opt. Call	AA–	4,828,564
275	5.000%, 6/01/19	No Opt. Call	AA–	297,655

	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
85	5.000%, 6/01/18	No Opt. Call	AA–	89,321
370	5.000%, 6/01/19	No Opt. Call	AA–	400,481
4,545	5.000%, 6/01/20	No Opt. Call	AA–	5,043,223
1,600	5.000%, 6/01/21	No Opt. Call	AA–	1,811,392

2,205	Clay County School Board, Florida, Certificates of Participation, Refunding Series 2005B, 5.000%, 7/01/18 – NPFG Insured	4/17 at 100.00	A2	2,212,409

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
2,925	4.750%, 11/01/23	No Opt. Call	BBB–	3,037,642
1,860	6.000%, 11/01/33	11/23 at 100.00	BBB–	2,072,170

	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series 1997A:
280	5.650%, 9/01/17 – AGM Insured (Alternative Minimum Tax)	3/17 at 100.00	AA+	280,854
1,890	5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	3/17 at 100.00	AA+	1,893,591

1,000	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Refunding Series 2013A, 6.000%, 4/01/42	4/23 at 100.00	A–	1,135,160

1,000	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22 (Mandatory put 4/11/19)	No Opt. Call	A2	1,012,490

370	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27	6/26 at 100.00	N/R	368,202

3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A–	3,335,980

2,700	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	Baa1	2,739,285

66	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016:
$1,250	5.000%, 4/01/32	4/26 at 100.00	A–	$1,359,075
1,750	5.000%, 4/01/33	4/26 at 100.00	A–	1,894,270
1,500	5.000%, 4/01/34	4/26 at 100.00	A–	1,616,475
1,500	5.000%, 4/01/35	4/26 at 100.00	A–	1,611,705

	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A:
12,000	5.000%, 10/01/30	10/26 at 100.00	A+	13,907,640
8,000	5.000%, 10/01/31	10/26 at 100.00	A+	9,224,800

1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	4/17 at 100.00	AA+	1,505,040

2,240	Jacksonville, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	AA	2,509,248

1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	10/22 at 100.00	AA–	2,227,857

7,005	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2011A, 5.375%, 10/01/32 – AGM Insured (Alternative Minimum Tax)	8/21 at 100.00	AA	7,792,152

6,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A–	6,593,940

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,415	5.000%, 7/01/24	No Opt. Call	A	2,833,882
1,250	5.000%, 7/01/27	7/24 at 100.00	A	1,435,263

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
925	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A	1,028,156
5,015	5.000%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	A	5,718,956

6,290	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A	6,762,127

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,975	5.000%, 4/01/21	4/20 at 100.00	AA–	2,169,616
5,015	5.250%, 4/01/30	4/20 at 100.00	AA–	5,480,643

5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 – AGM Insured	10/20 at 100.00	AA	5,533,250

605	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28	10/18 at 100.00	BBB	637,222

1,495	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	1,605,510

2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31	12/24 at 100.00	BBB+	2,740,963

4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	4,871,817

175	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (4)	201,392

NUVEEN	67

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$9,825	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	$11,129,465

3,860	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2016, 2.750%, 5/01/31	5/26 at 100.00	AA	3,394,600

	South Florida Water Management District, Certificates of Participation, Series 2015:
3,000	5.000%, 10/01/23	No Opt. Call	AA	3,502,440
2,250	5.000%, 10/01/24	No Opt. Call	AA	2,646,158

23,190	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Refunding Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA–	23,667,714

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
585	5.000%, 9/01/22	No Opt. Call	A+	667,415
2,600	5.000%, 9/01/23	9/22 at 100.00	A+	2,935,738
1,245	3.125%, 9/01/24	9/22 at 100.00	A+	1,266,937
1,260	5.000%, 9/01/25	9/22 at 100.00	A+	1,433,968
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,691,190
1,970	5.000%, 9/01/28	9/22 at 100.00	A+	2,213,098
5,760	4.000%, 9/01/33	9/22 at 100.00	A+	5,884,243
350	Vero Beach, Florida, Electric Refunding Revenue Bonds, Series 2003A, 4.000%, 12/01/19 – AGM Insured	12/18 at 100.00	A1	364,809
286,860	Total Florida			313,238,617

	Georgia – 1.3%

	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
2,010	5.000%, 1/01/23	1/22 at 100.00	AA–	2,292,003
1,500	5.000%, 1/01/28	1/22 at 100.00	AA–	1,674,660

	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,010	5.000%, 1/01/27	1/24 at 100.00	AA–	12,831,825
4,275	5.000%, 1/01/29	1/24 at 100.00	AA–	4,905,990
6,750	5.000%, 1/01/30	1/24 at 100.00	AA–	7,695,945

2,000	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2007, 4.375%, 12/01/18 – AGC Insured	12/17 at 100.00	AA	2,042,860

1,865	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	2,070,206

	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A:
2,000	5.000%, 1/01/18	No Opt. Call	AA	2,072,420
3,340	5.000%, 1/01/23	1/22 at 100.00	AA	3,847,513
5,560	5.000%, 1/01/24	1/22 at 100.00	AA	6,354,079
8,990	5.000%, 1/01/25	1/22 at 100.00	AA	10,219,652

1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB–	1,385,287

3,050	Georgia State, General Obligation Bonds, Refunding Series 2009I, 5.000%, 7/01/19	No Opt. Call	AAA	3,329,807

200	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A, 5.250%, 8/01/23	8/18 at 100.00	A2	209,966

68	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$1,805	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A, 5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	$1,917,758

2,785	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA–	3,175,401
58,390	Total Georgia			66,025,372

	Guam – 0.1%

4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	4,447,202

	Hawaii – 1.2%

5,005	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30	7/20 at 100.00	A1	5,386,531

1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30	7/20 at 100.00	A1	1,120,099

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA–	6,464,810
4,510	5.000%, 7/01/27	7/25 at 100.00	AA–	5,260,419
7,825	5.000%, 7/01/28	7/25 at 100.00	AA–	9,075,983
9,180	5.000%, 7/01/29	7/25 at 100.00	AA–	10,588,212
8,195	5.000%, 7/01/30	7/25 at 100.00	AA–	9,399,419

15,450	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	15,611,298
56,690	Total Hawaii			62,906,771

	Idaho – 0.4%

560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (Alternative Minimum Tax)	9/25 at 100.00	A2	558,023

2,755	Boise State University, Idaho, General Revenue Bonds, Refunding Series 2017A, 3.625%, 4/01/42	4/27 at 100.00	Aa3	2,643,450

3,095	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	3,368,536

	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014BX:
2,595	5.000%, 8/15/21	No Opt. Call	Aaa	2,986,274
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	3,178,532

9,285	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	Ba1	8,790,574

1,000	University of Idaho, General Revenue Bonds, Series 2007B, 4.500%, 4/01/41 (Mandatory put 4/01/18) – AGM Insured	No Opt. Call	AA	1,035,260
22,000	Total Idaho			22,560,649

	Illinois – 13.0%

2,370	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,268,635

NUVEEN	69

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
$2,800	0.000%, 1/01/30	7/23 at 72.73	A2	$1,527,148
2,550	0.000%, 1/01/31	7/23 at 68.94	A2	1,313,531
2,750	0.000%, 1/01/32	7/23 at 65.28	A2	1,339,690
4,000	0.000%, 1/01/33	7/23 at 61.69	A2	1,839,000

	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
435	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	419,840
450	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	429,651
970	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	917,610
1,060	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	980,776
975	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	905,219

	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
587	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	566,543
612	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	584,325
968	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	915,718
1,427	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,333,945
1,452	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,341,198

24,200	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	24,234,122

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA	3,889,460
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,552,968

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2015A:
5,700	5.000%, 1/01/33 (Alternative Minimum Tax)	1/25 at 100.00	A	6,171,789
4,225	5.000%, 1/01/34 (Alternative Minimum Tax)	1/25 at 100.00	A	4,556,705

17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38 (WI/DD, Settling 2/01/17)	1/27 at 100.00	BBB+	17,656,054

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,745	5.000%, 1/01/26	1/19 at 100.00	BBB+	1,712,962
2,530	5.000%, 1/01/27	1/19 at 100.00	BBB+	2,479,552

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,570	5.000%, 1/01/23	No Opt. Call	BBB+	6,579,724
7,580	5.000%, 1/01/24	No Opt. Call	BBB+	7,527,243
4,440	5.000%, 1/01/25	No Opt. Call	BBB+	4,368,649
1,940	5.000%, 1/01/26	No Opt. Call	BBB+	1,904,382

1,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	AA–	1,655,595

1,410	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/26 – AGM Insured	12/17 at 100.00	AA+	1,451,976

3,465	Cook County High School District 205 Thornton Township, Illinois, General Obligation Bonds, Series 2008, 5.250%, 12/01/21 – AGC Insured	12/18 at 100.00	AA	3,689,151

1,175	Cook County School District 88, Bellwood, Illinois, General Obligation Bonds, Refunding Series 2004B, 5.000%, 12/01/17 – AGM Insured	4/17 at 100.00	A2	1,178,960

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
2,600	5.000%, 11/15/20	No Opt. Call	AA–	2,852,512
2,770	5.000%, 11/15/21	No Opt. Call	AA–	3,068,745
2,400	5.000%, 11/15/22	No Opt. Call	AA–	2,683,344

70	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
$5,250	5.000%, 11/15/20	No Opt. Call	AA–	$5,759,880
2,250	5.000%, 11/15/21	No Opt. Call	AA–	2,492,663

	Grundy and Will Counties Community Unit School District 1 Coal City, Illinois, General Obligation Bonds, Series 2008:
1,550	5.875%, 2/01/19	8/18 at 100.00	Aa3	1,655,989
2,100	5.875%, 2/01/22	8/18 at 100.00	Aa3	2,237,130
2,545	5.875%, 2/01/24	8/18 at 100.00	Aa3	2,710,400

1,515	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGC Insured	No Opt. Call	Aa3	1,490,381

1,245	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGM Insured (ETM)	No Opt. Call	Aa3 (4)	1,233,222

1,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 4.750%, 3/01/30 (Pre-refunded 3/01/17)	3/17 at 100.00	AA– (4)	1,003,350

1,025	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA+	1,194,289

3,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	AA+	3,235,230

2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 5.000%, 3/01/30	3/26 at 100.00	AA–	2,272,780

13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB	14,693,585

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
475	5.000%, 9/01/26	9/24 at 100.00	BBB	525,635
1,205	5.000%, 9/01/27	9/24 at 100.00	BBB	1,321,632
775	5.000%, 9/01/29	9/24 at 100.00	BBB	837,868
2,450	5.000%, 9/01/34	9/24 at 100.00	BBB	2,571,202
2,150	4.625%, 9/01/39	9/24 at 100.00	BBB	2,158,106
7,000	5.000%, 9/01/42	9/24 at 100.00	BBB	7,213,430

	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A:
1,200	6.000%, 2/01/25 (Pre-refunded 2/01/18) – AMBAC Insured	2/18 at 100.00	A (4)	1,258,872
1,280	6.000%, 2/01/26 (Pre-refunded 2/01/18) – AMBAC Insured	2/18 at 100.00	A (4)	1,342,797
500	6.000%, 2/01/28 (Pre-refunded 2/01/18) – AMBAC Insured	2/18 at 100.00	A (4)	524,530

1,000	Illinois Finance Authority, Revenue Bonds, Franciscan Communities Inc., Refunding Series 2007A, 5.500%, 5/15/27	5/17 at 100.00	BBB–	1,006,540

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.500%, 2/01/23	2/19 at 100.00	Baa3	1,033,210

	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa1	1,525,122
1,120	5.000%, 5/15/25	5/22 at 100.00	Baa1	1,212,400
1,175	5.000%, 5/15/26	5/22 at 100.00	Baa1	1,264,899

5,125	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/24	No Opt. Call	A3	5,858,029

NUVEEN	71

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
$2,370	5.000%, 7/01/33	7/26 at 100.00	A+	$2,630,937
3,170	5.000%, 7/01/34	7/26 at 100.00	A+	3,500,377
5,000	5.000%, 7/01/35	7/26 at 100.00	A+	5,500,200

15	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A, 5.500%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	A+ (4)	15,918

4,265	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29 (Pre-refunded 5/15/19)	5/19 at 100.00	A (4)	4,816,891

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,143,400
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,142,698
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,260,320

2,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/21 (Pre-refunded 5/15/17) – NPFG Insured	5/17 at 100.00	AA– (4)	2,024,380

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
10,000	3.750%, 2/15/34	2/27 at 100.00	BBB	8,692,100
30,290	4.000%, 2/15/41	2/27 at 100.00	BBB	25,261,254

4,000	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, Refunding Series 2009, 5.750%, 4/01/24	10/19 at 100.00	Ba1	4,139,400

	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007:
500	5.250%, 4/01/22	4/17 at 100.00	Ba2	500,270
3,600	5.400%, 4/01/27	4/17 at 100.00	Ba2	3,596,940

2,030	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 6.750%, 11/01/24 (Pre-refunded 11/01/18)	11/18 at 100.00	Aaa	2,224,210

1,525	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.375%, 11/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,698,926

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
2,215	5.000%, 8/15/35	8/25 at 100.00	Baa1	2,370,537
5,000	5.000%, 8/15/44	8/25 at 100.00	Baa1	5,251,500

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	5,692,250

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/17	No Opt. Call	AA	2,003,580

3,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	4/17 at 100.00	BBB+	3,513,685

2,210	Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare Network, Series 2003A, 1.375%, 11/15/22	7/21 at 101.00	AA+	2,131,015

1,370	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B, 5.000%, 12/15/17	3/17 at 100.00	AA+	1,374,617

	Illinois State, General Obligation Bonds, February Series 2014:
4,000	5.000%, 2/01/23	No Opt. Call	BBB	4,202,560
3,000	5.000%, 2/01/24	No Opt. Call	BBB	3,142,680
4,630	5.000%, 2/01/25	2/24 at 100.00	BBB	4,818,858
4,675	5.000%, 2/01/26	2/24 at 100.00	BBB	4,829,369
6,000	5.000%, 2/01/27	2/24 at 100.00	BBB	6,161,760

72	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$12,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	$12,677,874

	Illinois State, General Obligation Bonds, Refunding Series 2010:
1,865	5.000%, 1/01/18	No Opt. Call	BBB	1,910,208
6,040	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	6,342,785
5,010	5.000%, 1/01/19	No Opt. Call	BBB	5,204,638

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,750	5.000%, 8/01/20	No Opt. Call	BBB	8,171,523
6,450	5.000%, 8/01/21	No Opt. Call	BBB	6,797,849
15,265	5.000%, 8/01/22	No Opt. Call	BBB	16,089,157
2,755	5.000%, 8/01/23	No Opt. Call	BBB	2,894,320
270	5.000%, 8/01/25	8/22 at 100.00	BBB	278,259

	Illinois State, General Obligation Bonds, Series 2006A:
1,110	5.000%, 6/01/17	No Opt. Call	BBB	1,122,821
10,000	5.000%, 6/01/18	No Opt. Call	BBB	10,327,500

1,100	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	BBB	1,104,433

	Illinois State, General Obligation Bonds, Series 2012A:
7,790	4.000%, 1/01/20	No Opt. Call	BBB	7,953,356
12,110	4.000%, 1/01/22	No Opt. Call	BBB	12,201,188

	Illinois State, General Obligation Bonds, Series 2013:
4,200	5.500%, 7/01/25	7/23 at 100.00	BBB	4,465,398
2,760	5.500%, 7/01/26	7/23 at 100.00	BBB	2,916,188
1,000	5.500%, 7/01/27	7/23 at 100.00	BBB	1,050,900

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,725	5.000%, 12/01/21	No Opt. Call	AA–	1,970,209
3,335	5.000%, 12/01/22	No Opt. Call	AA–	3,861,430
4,110	5.000%, 1/01/33	1/23 at 100.00	AA–	4,564,278

6,795	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 12/01/31	1/26 at 100.00	AA–	7,686,436

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA–	12,133,440
6,000	5.000%, 1/01/37	1/24 at 100.00	AA–	6,602,640

11,555	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	13,482,952

10,550	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA–	11,667,667

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
8,570	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	11,238,612
1,200	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,633,596
5,150	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	7,462,247

2,910	Kendall County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007, 5.250%, 1/01/24 – NPFG Insured	1/18 at 100.00	AA–	3,004,866

360	Kendall County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007, 5.250%, 1/01/24 (Pre-refunded 1/01/18) – NPFG Insured	1/18 at 100.00	AA– (4)	374,058

NUVEEN	73

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding Series 2016:
$5,000	5.000%, 2/01/34	2/26 at 100.00	Aa2	$5,550,300
3,465	5.000%, 2/01/35	2/26 at 100.00	Aa2	3,832,290

2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	1,974,777

	McCook, Illinois, General Obligation Bonds, Series 2008:
500	5.000%, 12/01/26	12/18 at 100.00	A–	517,215
1,000	5.100%, 12/01/28	12/18 at 100.00	A–	1,034,010

1,700	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 0.000%, 12/15/51	No Opt. Call	BBB–	227,766

1,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2002B, 5.200%, 6/15/17 – NPFG Insured	No Opt. Call	AA–	1,013,400

25,365	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 – NPFG Insured	No Opt. Call	AA–	14,156,460

2,270	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011, 0.000%, 12/01/24	No Opt. Call	A	1,706,949

1,494	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	1,630,716

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	327,677
275	5.000%, 10/01/24	10/22 at 100.00	Baa1	307,865

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,610	5.250%, 6/01/21	No Opt. Call	A	8,626,392
11,150	5.500%, 6/01/23	6/21 at 100.00	A	12,581,771

	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,285	3.700%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	1,268,912
1,075	3.800%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	1,056,800
1,400	4.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	1,373,876

	Saint Clair County, Illinois, General Obligation Bonds, Refunding Alternate Revenue Source Series 2009:
360	4.500%, 10/01/20	10/19 at 100.00	AA	385,625
370	5.000%, 10/01/22	10/19 at 100.00	AA	397,524

	Saint Clair County, Illinois, General Obligation Bonds, Refunding Alternate Revenue Source Series 2009:
640	4.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	694,458
730	5.000%, 10/01/22 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	801,664

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
2,520	7.125%, 11/01/43	11/23 at 100.00	AA	3,207,305
2,400	7.625%, 11/01/48	11/23 at 100.00	AA	3,118,152

4,590	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A	4,412,780

74	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	$1,030,350

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
7,805	5.000%, 3/01/33	3/25 at 100.00	A	8,605,559
13,960	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	15,484,990
10,990	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	12,068,559

	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,467,714
2,830	4.000%, 11/01/22	No Opt. Call	A+	3,078,332

	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
9,760	5.000%, 1/01/22	No Opt. Call	Aa2	11,060,813
3,355	5.000%, 1/01/23	No Opt. Call	Aa2	3,857,344
3,295	5.000%, 1/01/24	No Opt. Call	Aa2	3,817,455
4,215	5.000%, 1/01/25	No Opt. Call	Aa2	4,911,571

5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Ba1	2,483,948

3,870	Will County School District 86, Joliet, Illinois, General Obligation Bonds, Series 2002, 0.000%, 11/01/17 – AGM Insured	No Opt. Call	AA	3,828,397

13,255	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source Series 2016, 5.000%, 11/15/41	11/25 at 100.00	AA+	14,673,418

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
535	6.250%, 6/01/24	6/18 at 100.00	AA	568,325
1,005	5.750%, 6/01/25	6/18 at 100.00	AA	1,060,717
335	5.750%, 6/01/26	6/18 at 100.00	AA	353,435

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
325	5.750%, 6/01/25 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	345,316
85	5.750%, 6/01/26 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	90,313

6,865	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	BBB+	7,507,289

	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	A+	3,187,095
3,355	0.000%, 2/01/26	No Opt. Call	A+	2,501,354
653,615	Total Illinois			664,548,331

	Indiana – 3.3%

710	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/17	4/17 at 100.00	BB	711,434

1,000	Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Refunding Series 2007, 4.500%, 7/15/20 – AMBAC Insured	7/17 at 100.00	AA+	1,015,090

540	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014A, 4.000%, 1/01/18	No Opt. Call	AA	554,693

NUVEEN	75

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014B:
$545	5.000%, 7/01/17	No Opt. Call	AA	$554,385
500	4.000%, 1/01/18	No Opt. Call	AA	513,605
1,000	4.000%, 1/01/19	No Opt. Call	AA	1,051,720
435	5.000%, 1/01/20	No Opt. Call	AA	478,678
1,000	5.000%, 7/01/20	No Opt. Call	AA	1,114,720
500	5.000%, 1/01/21	No Opt. Call	AA	563,475

7,000	Indiana Finance Authority, Hospital Revenue Bonds, Deaconess Health System Obligated Group, Series 2016A, 5.000%, 3/01/44	9/26 at 100.00	A+	7,639,800

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26	10/23 at 100.00	BBB+	1,140,012
500	5.000%, 10/01/29	10/23 at 100.00	BBB+	550,630

4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,577,240

	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014:
1,300	5.250%, 9/01/27 (Alternative Minimum Tax)	9/24 at 100.00	BB–	1,379,586
6,275	5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	BB–	6,423,216
6,830	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BB–	6,974,386

5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	6,026,895

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
885	5.000%, 10/01/21	No Opt. Call	AA	1,005,661
715	5.000%, 10/01/22	No Opt. Call	AA	821,707
620	5.000%, 10/01/23	No Opt. Call	AA	718,431
625	5.000%, 10/01/24	No Opt. Call	AA	725,569
1,215	5.000%, 10/01/25	10/24 at 100.00	AA	1,428,925
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	1,996,134

8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	A+	8,242,720

1,275	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health Subordinate Credit Group, Series 2005A-8, 1.250%, 11/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA+	1,252,790

	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33	7/23 at 100.00	A+	3,108,655
2,500	5.250%, 1/01/34	7/23 at 100.00	A+	2,816,725

2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA–	3,198,244

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	5,815,350

	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA	8,972,267
10,000	5.250%, 8/15/29	8/23 at 100.00	AA	11,293,800

76	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
$500	5.000%, 10/01/27	10/24 at 100.00	A	$574,565
720	5.000%, 10/01/28	10/24 at 100.00	A	822,974
1,000	5.000%, 10/01/29	10/24 at 100.00	A	1,137,870
1,360	5.000%, 10/01/31	10/24 at 100.00	A	1,536,052
1,215	5.000%, 10/01/33	10/24 at 100.00	A	1,362,598

2,985	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	AA–	3,221,919

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	Baa3	1,810,022
940	5.000%, 4/01/22	No Opt. Call	Baa3	1,023,698
2,015	5.000%, 4/01/24	4/22 at 100.00	Baa3	2,159,596

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.000%, 2/01/17	No Opt. Call	N/R	500,000
500	4.000%, 8/01/17	No Opt. Call	N/R	503,115
500	4.250%, 2/01/18	No Opt. Call	N/R	506,525
500	4.250%, 8/01/18	No Opt. Call	N/R	509,370
500	4.500%, 2/01/19	No Opt. Call	N/R	512,870
500	4.500%, 8/01/19	No Opt. Call	N/R	515,070
500	4.750%, 2/01/20	No Opt. Call	N/R	519,380
500	4.750%, 8/01/20	No Opt. Call	N/R	520,530
250	4.750%, 2/01/21	No Opt. Call	N/R	259,738
500	4.750%, 8/01/21	No Opt. Call	N/R	520,035
500	5.000%, 2/01/22	No Opt. Call	N/R	525,225
500	5.000%, 8/01/22	2/22 at 100.00	N/R	523,845
500	5.000%, 8/01/23	2/22 at 100.00	N/R	520,065
500	5.000%, 2/01/24	2/22 at 100.00	N/R	517,300

1,300	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2007, 4.000%, 7/15/18 – NPFG Insured	7/17 at 100.00	AA+	1,316,939

960	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	5/17 at 100.00	N/R (4)	1,108,339

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,040	5.000%, 2/01/25	8/24 at 100.00	A	1,214,595
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,159,060
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,079,071
1,750	5.000%, 2/01/29	8/24 at 100.00	A	1,992,935
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,044,817

19,905	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A2	22,536,043

20,625	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2016A, 5.000%, 3/01/46 (Mandatory put 3/01/23)	No Opt. Call	A2	23,407,725
154,805	Total Indiana			171,128,429

NUVEEN	77

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 1.7%

$1,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.500%, 6/15/30 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	$1,132,700

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
1,000	5.250%, 6/15/25 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	1,124,500
2,000	5.250%, 6/15/26 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,249,000
3,135	5.250%, 6/15/27 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	3,525,307
2,000	5.375%, 6/15/28 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,257,200
2,035	5.500%, 6/15/29 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,305,044

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	2,071,231
1,890	5.000%, 1/01/24 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	2,139,140
1,520	5.000%, 1/01/25 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,720,366
1,000	5.000%, 1/01/26 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,131,820

10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	Aa3	10,939,300

	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	9,730,990
6,820	5.000%, 7/01/28	7/23 at 100.00	A1	7,631,785

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
5,545	5.000%, 12/01/19	No Opt. Call	B	5,573,834
7,235	5.500%, 12/01/22	12/18 at 100.00	B	7,276,167
1,925	5.250%, 12/01/25	12/23 at 100.00	B	1,927,599

4,770	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26	6/18 at 105.00	B	4,833,775

1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (4)	1,426,900

2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22 (Pre-refunded 6/15/20)	6/20 at 100.00	AA (4)	2,204,680

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
11,950	5.375%, 6/01/38	4/17 at 100.00	B+	11,494,466
2,285	5.500%, 6/01/42	4/17 at 100.00	B+	2,228,126
79,845	Total Iowa			84,923,930

	Kansas – 1.0%

14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A	15,056,107

10,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A	10,273,700

1,150	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	1,222,105

2,200	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/23	11/19 at 100.00	AA	2,420,550

3,175	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29 (Pre-refunded 11/15/17)	11/17 at 100.00	AA (4)	3,276,600

78	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA–	$1,895,029

1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008, 5.125%, 9/01/21	9/17 at 100.00	A+	1,021,270

25	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-2, 6.700%, 6/01/29	No Opt. Call	Aaa	25,247

10,160	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	11,720,881

	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
1,900	5.000%, 9/01/21	No Opt. Call	A+	2,162,067
660	5.000%, 9/01/22	No Opt. Call	A+	760,201
1,505	5.000%, 9/01/23	No Opt. Call	A+	1,753,220
48,280	Total Kansas			51,586,977

	Kentucky – 2.0%

1,795	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	BBB+	1,732,516

2,450	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.625%, 8/15/27	8/18 at 100.00	A+	2,571,177

8,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	8,515,162

5,870	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	5,952,180

20,700	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa3	21,991,887

7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	Aa3	7,754,530

625	Logan/Todd Regional Water Commission, Kentucky, Revenue Bonds, Refunding Series 2016A, 2.500%, 7/01/30 – AGM Insured	7/26 at 100.00	AA	553,381

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,497,672
3,280	5.000%, 7/01/28 (Alternative Minimum Tax)	7/24 at 100.00	A+	3,673,895

3,070	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/35	6/22 at 100.00	A3	3,220,491

10,030	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	11,682,844

1,135	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc. Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa3	1,179,878

4,420	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A	4,427,602

10,200	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A1	10,210,914

NUVEEN	79

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$2,055	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	No Opt. Call	A1	$2,082,229

	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016:
1,005	5.000%, 8/01/25	No Opt. Call	Baa3	1,094,767
1,060	5.000%, 8/01/26	No Opt. Call	Baa3	1,150,662
1,110	5.000%, 8/01/27	8/26 at 100.00	Baa3	1,193,694
1,165	5.000%, 8/01/28	8/26 at 100.00	Baa3	1,245,944
1,230	5.000%, 8/01/29	8/26 at 100.00	Baa3	1,308,917
2,935	5.000%, 8/01/37	8/26 at 100.00	Baa3	3,001,859

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
1,255	6.000%, 3/01/22	3/21 at 100.00	A3	1,423,973
1,320	6.250%, 3/01/23	3/21 at 100.00	A3	1,502,120
1,285	6.250%, 3/01/24	3/21 at 100.00	A3	1,453,502
94,490	Total Kentucky			100,421,796

	Louisiana – 3.0%

5,035	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	A–	5,022,312

	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
970	5.000%, 2/01/23	No Opt. Call	AA	1,123,590
530	5.000%, 2/01/24	No Opt. Call	AA	619,851
800	5.000%, 2/01/25	No Opt. Call	AA	942,392

585	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BB	624,961

475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 (Pre-refunded 6/01/22) – AGM Insured	6/22 at 100.00	AA (4)	554,069

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
17,420	5.000%, 6/01/25	No Opt. Call	A1	20,431,918
16,260	5.000%, 6/01/26	No Opt. Call	A1	19,160,296

245	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006-C1, 5.875%, 6/01/23 (Pre-refunded 6/01/18)	6/18 at 100.00	AA (4)	260,692

5	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3, 6.125%, 6/01/25 (Pre-refunded 6/01/18) – AGC Insured	6/18 at 100.00	AA (4)	5,337

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,280	5.000%, 2/01/28	2/24 at 100.00	AA–	2,589,852
2,850	5.000%, 2/01/29	2/24 at 100.00	AA–	3,221,868
2,000	5.000%, 2/01/30	2/24 at 100.00	AA–	2,250,640

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,000	6.750%, 12/15/37 (8)	12/17 at 100.00	N/R	1,284,580
320	6.000%, 12/15/37 (8)	4/17 at 100.00	N/R	175,482

80	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$30	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/17	No Opt. Call	N/R	$16,452

2,210	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2016A, 3.375%, 9/01/28	3/21 at 100.00	A	2,208,453

14,440	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2016B, 3.500%, 6/01/30	6/21 at 100.00	A	14,347,728

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
1,045	5.000%, 5/15/30	5/26 at 100.00	A–	1,167,693
2,025	3.000%, 5/15/31	5/26 at 100.00	A–	1,866,584
1,750	5.000%, 5/15/32	5/26 at 100.00	A–	1,925,928
2,200	5.000%, 5/15/33	5/26 at 100.00	A–	2,408,472

3,735	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.000%, 5/15/20	5/17 at 100.00	A–	3,776,048

1,420	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.000%, 5/15/20 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	1,437,012

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,050	5.000%, 7/01/22	No Opt. Call	AA–	1,193,598
2,750	5.000%, 7/01/29	7/23 at 100.00	AA–	3,043,452
5,000	5.000%, 7/01/31	7/23 at 100.00	AA–	5,509,050
3,835	5.000%, 7/01/32	7/23 at 100.00	AA–	4,211,482

	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29	9/23 at 100.00	A+	1,282,257
5,070	5.000%, 9/01/31	9/23 at 100.00	A+	5,572,995
4,000	5.000%, 9/01/32	9/23 at 100.00	A+	4,381,960

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	AA–	4,536,115
3,940	5.000%, 12/01/20	No Opt. Call	AA–	4,407,166
5,400	5.000%, 12/01/21	No Opt. Call	AA–	6,149,736

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/22	No Opt. Call	AA–	1,153,650
870	5.000%, 12/01/23	No Opt. Call	AA–	1,009,957
1,010	5.000%, 12/01/24	No Opt. Call	AA–	1,177,569
470	5.000%, 12/01/25	No Opt. Call	AA–	553,152
255	5.000%, 12/01/26	12/25 at 100.00	AA–	297,465
730	5.000%, 12/01/27	12/25 at 100.00	AA–	847,187

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,200	5.000%, 6/01/20	No Opt. Call	A	1,319,976
100	5.000%, 6/01/24	No Opt. Call	A	114,811
500	5.000%, 6/01/25	6/24 at 100.00	A	573,825
500	5.000%, 6/01/26	6/24 at 100.00	A	568,515
525	5.000%, 6/01/27	6/24 at 100.00	A	594,258
330	5.000%, 6/01/28	6/24 at 100.00	A	370,950
570	5.000%, 6/01/29	6/24 at 100.00	A	637,562

NUVEEN	81

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
$385	5.000%, 6/01/30	6/25 at 100.00	A	$428,817
775	5.000%, 6/01/32	6/25 at 100.00	A	855,414
1,000	5.000%, 6/01/33	6/25 at 100.00	A	1,099,220
650	5.000%, 6/01/35	6/25 at 100.00	A	710,086

500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	A–	539,385

6,585	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	6,904,768

5,930	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A–	6,534,267
140,865	Total Louisiana			154,000,855

	Maine – 0.3%

1,100	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	BBB	1,102,948

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
4,185	4.000%, 7/01/41	7/26 at 100.00	BBB	3,540,970
5,555	4.000%, 7/01/46	7/26 at 100.00	BBB	4,577,764

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	1,086,080
3,850	6.750%, 7/01/41	7/21 at 100.00	BBB–	4,176,634

630	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 – FGIC Insured	1/18 at 100.00	AA	646,626

110	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 (Pre-refunded 1/01/18) – FGIC Insured	1/18 at 100.00	A1 (4)	113,194

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
500	4.000%, 7/01/18	No Opt. Call	BBB+	519,245
225	4.000%, 7/01/20	No Opt. Call	BBB+	241,562
290	5.000%, 7/01/22	No Opt. Call	BBB+	331,090
17,445	Total Maine			16,336,113

	Maryland – 0.7%

	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,235	3.250%, 1/01/31	1/26 at 100.00	N/R	1,148,130
3,365	5.000%, 1/01/37	1/26 at 100.00	N/R	3,625,653

	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
500	5.000%, 7/01/21	No Opt. Call	AA	571,745
1,000	5.000%, 7/01/26	1/24 at 100.00	AA	1,167,210
1,715	5.000%, 7/01/27	1/24 at 100.00	AA	1,990,498

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	268,968

82	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
$500	5.000%, 6/01/27 – AGM Insured	6/26 at 100.00	AA	$592,080
1,000	5.000%, 6/01/28 – AGM Insured	6/26 at 100.00	AA	1,177,160
1,000	5.000%, 6/01/29 – AGM Insured	6/26 at 100.00	AA	1,170,160
895	5.000%, 6/01/30 – AGM Insured	6/26 at 100.00	AA	1,040,670
695	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	AA	803,719
1,870	5.000%, 6/01/35 – AGM Insured	6/26 at 100.00	AA	2,120,281

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
750	5.000%, 7/01/32	7/26 at 100.00	BBB	807,735
2,250	5.000%, 7/01/33	7/26 at 100.00	BBB	2,414,070
1,650	5.000%, 7/01/34	7/26 at 100.00	BBB	1,759,676
2,000	5.000%, 7/01/35	7/26 at 100.00	BBB	2,126,520
1,570	5.000%, 7/01/36	7/26 at 100.00	BBB	1,664,294

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A2	2,146,920

7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25	7/24 at 100.00	BBB	9,032,867

2,475	Maryland State, General Obligation Bonds, State & Local Facilities Loan, First Series 2011A, 5.000%, 3/15/19	No Opt. Call	AAA	2,677,307
34,545	Total Maryland			38,305,663

	Massachusetts – 0.8%

2,045	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	AA+	2,281,607

10,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004B, 5.250%, 7/01/20	No Opt. Call	AA+	11,283,500

	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
835	5.000%, 7/01/26	7/24 at 100.00	BBB–	896,982
680	5.000%, 7/01/27	7/24 at 100.00	BBB–	728,212
925	5.000%, 7/01/28	7/24 at 100.00	BBB–	986,281
960	5.000%, 7/01/29	7/24 at 100.00	BBB–	1,018,531

2,500	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	10/17 at 100.00	N/R	2,530,925

3,955	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	4,131,591

1,530	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 3.375%, 7/01/36	7/26 at 100.00	BBB	1,312,235

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
360	5.000%, 10/01/17	No Opt. Call	N/R	366,264
515	5.000%, 10/01/18	10/17 at 100.00	N/R	522,565
450	5.250%, 10/01/37	4/17 at 101.00	N/R	451,013

	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
915	4.500%, 7/01/21	7/20 at 100.00	Baa2	967,777
1,765	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,857,680
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,807,419

NUVEEN	83

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010:
$500	5.125%, 10/15/22 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	$551,170
2,595	5.500%, 10/15/26 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	2,886,367

3,020	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 6.000%, 7/01/24	7/19 at 100.00	BBB	3,312,578

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
50	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	50,118
1,465	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	1,470,318

915	Springfield, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2007, 4.500%, 8/01/20 – AGM Insured	2/17 at 100.00	AA	917,672
37,685	Total Massachusetts			40,330,805

	Michigan – 2.1%

790	Algonac Community Schools, Saint Clair County, Michigan, General Obligation Bonds, School Building & Site Series 2008-I, 4.000%, 5/01/19 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa1 (4)	819,633

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB	2,317,542
2,650	0.000%, 7/01/23	No Opt. Call	BB	1,890,272
2,880	0.000%, 7/01/24	No Opt. Call	BB	1,935,648

1,206	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	No Opt. Call	N/R	1,209,289

2,675	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/20 – AGM Insured	5/18 at 100.00	AA	2,803,614

355	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	A	405,197

4,850	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A–	5,236,739

3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	3,846,316

10,115	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	10,122,182

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18 (Pre-refunded 7/15/17)	7/17 at 100.00	A1 (4)	2,038,300
3,530	5.000%, 7/15/19 (Pre-refunded 7/15/17)	7/17 at 100.00	A1 (4)	3,597,599

1,850	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	N/R	1,863,376

5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,551,400

5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	6,023,269

1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,736,128

84	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	$5,343,227

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,000	5.000%, 9/01/26	3/24 at 100.00	A1	1,124,710
2,000	5.000%, 9/01/27	3/24 at 100.00	A1	2,236,340
2,555	5.000%, 9/01/28	3/24 at 100.00	A1	2,842,616
3,770	5.000%, 9/01/29	3/24 at 100.00	A1	4,175,954
5,000	5.000%, 9/01/30	3/24 at 100.00	A1	5,515,150
2,270	5.000%, 9/01/31	3/24 at 100.00	A1	2,486,399

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa1	5,408,330
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa1	5,388,609
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa1	4,246,879

	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
3,750	5.000%, 12/01/32 (Alternative Minimum Tax)	12/25 at 100.00	A	4,123,200
5,295	5.000%, 12/01/33 (Alternative Minimum Tax)	12/25 at 100.00	A	5,796,860
5,000	5.000%, 12/01/34 (Alternative Minimum Tax)	12/25 at 100.00	A	5,454,250

1,300	Western Michigan University, General Revenue Bonds, Refunding Series 2008, 5.000%, 11/15/23 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	AA (4)	1,366,118
101,781	Total Michigan			106,905,146

	Minnesota – 0.5%

1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AA+	1,862,481

500	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/29	11/24 at 100.00	A3	551,565

2,155	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	2,355,781

2,650	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 5.000%, 8/01/18 (ETM)	No Opt. Call	N/R (4)	2,805,714

1,240	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	1,298,044

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,540	5.000%, 1/01/25	1/24 at 100.00	A+	2,969,108
3,005	5.000%, 1/01/32	1/24 at 100.00	A+	3,399,857

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,255	5.500%, 5/01/20	5/17 at 100.00	N/R	1,261,576
815	5.500%, 5/01/21	5/17 at 100.00	N/R	819,083

425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A–	449,055

650	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A–	714,201

NUVEEN	85

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B:
$2,025	5.000%, 5/01/23	No Opt. Call	A1	$2,359,105
1,500	5.000%, 5/01/24	No Opt. Call	A1	1,765,350

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	1,091,850

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	4/17 at 100.00	N/R	475,646
21,945	Total Minnesota			24,178,416

	Mississippi – 0.8%

5,370	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	3/17 at 100.00	BBB+	5,396,743

10,000	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 1.625%, 12/01/40 (Mandatory put 1/12/18)	No Opt. Call	BBB+	10,025,300

15,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/46	9/26 at 100.00	A–	15,853,350

8,860	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28	12/23 at 100.00	AA	10,355,214
39,230	Total Mississippi			41,630,607

	Missouri – 1.3%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	BB+	1,252,943
3,030	5.000%, 6/01/20	6/17 at 100.00	BB+	3,045,271

1,555	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast health, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	N/R	1,604,651

	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
1,100	3.000%, 12/30/24	12/23 at 100.00	A+	1,146,123
2,000	4.125%, 12/30/33	12/23 at 100.00	A+	2,082,400

1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	9/19 at 100.00	BBB–	1,042,930

505	Kansas City, Missouri, Special Obligation Bonds, East Village Project, Series 2008B, 5.000%, 4/15/22 (Pre-refunded 4/15/18) – AGC Insured	4/18 at 100.00	AA (4)	529,477

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.125%, 3/01/22 (Pre-refunded 3/01/18)	3/18 at 100.00	A– (4)	2,089,640

1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB+	1,511,902

220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	218,251

1,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33	6/24 at 100.00	AA–	1,295,800

1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 4.250%, 10/01/32	10/23 at 100.00	A–	1,450,618

86	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$430	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 4.400%, 2/01/19	No Opt. Call	BBB+	$453,310

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,320	5.000%, 1/01/25	1/24 at 100.00	A2	1,526,567
2,525	5.000%, 1/01/26	1/24 at 100.00	A2	2,899,407
1,000	5.000%, 1/01/32	1/24 at 100.00	A2	1,114,810

4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	4,763,993

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
11,500	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	11,717,005
17,305	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	18,924,229

1,200	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/25 – AGM Insured	7/17 at 100.00	AA	1,218,900

7,370	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB	7,676,150

385	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	4/17 at 100.00	N/R	385,296

1,195	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	N/R	1,217,275
65,075	Total Missouri			69,166,948

	Montana – 0.6%

28,165	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A2	27,013,333

2,500	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Composite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA–	2,721,075

125	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefits Health System Obligated Group, Refunding Series 2016, 3.500%, 2/15/37	2/27 at 100.00	A–	115,463
30,790	Total Montana			29,849,871

	Nebraska – 0.8%

1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA	1,203,721

9,350	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	9,856,957

655	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2008, 5.750%, 11/01/28 (Pre-refunded 11/01/18)	11/18 at 100.00	A– (4)	708,265

665	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23	6/22 at 100.00	AA–	730,316

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015:
890	5.000%, 12/15/21	No Opt. Call	AA–	1,023,589
370	5.000%, 12/15/22	No Opt. Call	AA–	431,320

NUVEEN	87

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010:
$735	4.750%, 1/01/19	No Opt. Call	AA	$781,540
1,000	5.125%, 1/01/23	1/20 at 100.00	AA	1,086,310

5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	11/21 at 100.00	A–	6,372,339

	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,465	5.000%, 1/01/23	1/22 at 100.00	A+	1,674,231
1,500	5.000%, 1/01/24	1/22 at 100.00	A+	1,688,715
950	5.000%, 1/01/25	1/22 at 100.00	A+	1,068,114

600	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22	No Opt. Call	Aa2	702,588

8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32	7/26 at 100.00	A2	9,044,480

	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A:
3,660	5.250%, 2/01/28	2/27 at 100.00	N/R	4,026,073
1,355	5.250%, 2/01/29	2/27 at 100.00	N/R	1,483,522
38,235	Total Nebraska			41,882,080

	Nevada – 2.4%

3,230	Clark County School District, Nevada, General Obligation Bonds, Series 2008A, 5.000%, 6/15/24 (Pre-refunded 6/15/18)	6/18 at 100.00	AA– (4)	3,406,390

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	2,259,940
1,025	5.000%, 7/01/23 (Alternative Minimum Tax)	1/23 at 100.00	A+	1,156,118
1,905	5.000%, 7/01/24 (Alternative Minimum Tax)	1/23 at 100.00	A+	2,127,618

21,050	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	23,452,857

25,495	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series 2008, 5.000%, 6/01/38	6/18 at 100.00	AA+	26,584,401

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,750	4.000%, 9/01/32	9/26 at 100.00	N/R	1,666,840
2,275	4.000%, 9/01/35	9/26 at 100.00	N/R	2,084,560

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	Aa1	1,755,282
1,000	5.000%, 6/01/24	6/21 at 100.00	Aa1	1,130,650
12,450	5.000%, 6/01/25	6/21 at 100.00	Aa1	14,026,792

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,035	5.000%, 6/01/24	6/22 at 100.00	Aa1	2,364,405
1,525	5.000%, 6/01/25	6/22 at 100.00	Aa1	1,764,867
2,000	5.000%, 6/01/26	6/22 at 100.00	Aa1	2,300,420

88	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
$90	4.000%, 6/01/19	No Opt. Call	N/R	$91,490
50	4.000%, 6/01/20	No Opt. Call	N/R	51,184
375	5.000%, 6/01/22	No Opt. Call	N/R	398,288

4,675	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	5,444,411

11,140	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	12,870,265

3,100	Nevada State, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/18	No Opt. Call	AAA	3,324,347

6,905	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory put 6/01/22)	No Opt. Call	A+	7,149,782

	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
2,265	5.000%, 7/01/22	7/21 at 100.00	AA	2,567,287
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,334,310

1,510	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013, 5.000%, 2/01/43	2/19 at 100.00	A+	1,599,135
114,110	Total Nevada			124,911,639

	New Hampshire – 0.3%

895	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds, Pennichuck Water Works, Inc. Project, Series 2015A, 4.250%, 1/01/36 (Alternative Minimum Tax)	1/26 at 100.00	A+	894,973

5,710	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Refunding Series 2009, 5.250%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	AA+ (4)	6,241,144

1,840	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38	10/26 at 100.00	Baa1	1,954,356

1,445	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Saint Anselm College, Series 2016, 3.500%, 8/01/41	8/26 at 100.00	A3	1,308,361

2,245	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%, 10/01/34	10/26 at 100.00	A–	2,095,573

1,300	New Hampshire Municipal Bond Bank, Non-State Guaranteed Bonds, Refunding Series 2007A, 4.500%, 2/15/20 – NPFG Insured	8/17 at 100.00	AA+	1,323,062
13,435	Total New Hampshire			13,817,469

	New Jersey – 4.8%

8,535	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	9,209,094

NUVEEN	89

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$1,100	5.000%, 6/15/17	No Opt. Call	BBB+	$1,112,881
5,155	5.000%, 6/15/19	No Opt. Call	BBB+	5,446,979
5,905	5.000%, 6/15/20	No Opt. Call	BBB+	6,316,283
13,995	5.000%, 6/15/21	No Opt. Call	BBB+	15,119,778
2,465	5.000%, 6/15/22	No Opt. Call	BBB+	2,685,346
1,100	5.000%, 6/15/22	No Opt. Call	AA	1,226,500
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,769,191
2,965	5.000%, 6/15/24	6/22 at 100.00	BBB+	3,184,647
7,615	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,125,357
4,950	5.000%, 6/15/26	6/22 at 100.00	BBB+	5,257,543
915	4.250%, 6/15/27	6/22 at 100.00	BBB+	929,384
4,625	5.000%, 6/15/28	6/22 at 100.00	BBB+	4,888,440

	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (Alternative Minimum Tax)	1/24 at 100.00	BBB	1,478,614
2,215	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	2,430,320

25,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	A3	25,821,000

445	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C, 3.000%, 7/01/41	7/26 at 100.00	A–	375,175

7,800	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016, 5.000%, 7/01/41	7/26 at 100.00	BBB–	8,175,726

20,300	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-2, 5.000%, 6/15/29	6/18 at 100.00	A+	20,832,875

1,440	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	AA–	712,757

10,630	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A3	11,312,446

3,695	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	A3	3,871,473

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA:
20,200	5.000%, 6/15/21	No Opt. Call	A3	21,458,864
14,000	5.000%, 6/15/22	No Opt. Call	A3	14,886,480

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,810	5.250%, 6/15/33	6/25 at 100.00	A3	1,859,232
1,850	5.250%, 6/15/34	6/25 at 100.00	A3	1,893,919

5,615	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	6,130,401

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
4,505	3.000%, 1/01/20	No Opt. Call	A3	4,486,214
2,950	3.000%, 1/01/21	No Opt. Call	A3	2,892,151

90	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
$6,045	4.500%, 6/01/23	6/17 at 100.00	Baa2	$6,158,404
3,430	4.625%, 6/01/26	6/17 at 100.00	Ba3	3,442,074
20,695	5.000%, 6/01/29	6/17 at 100.00	B	20,248,402
10,000	4.750%, 6/01/34	6/17 at 100.00	B–	8,879,900
9,550	5.000%, 6/01/41	6/17 at 100.00	B–	8,595,287
240,030	Total New Jersey			247,213,137

	New Mexico – 0.3%

14,850	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	16,046,465

	New York – 5.7%

4,650	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 3.000%, 7/15/43 – AGM Insured	1/27 at 100.00	AA	3,857,780

4,060	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	4,611,998

	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+	351,099
500	5.000%, 1/01/25	No Opt. Call	A+	589,660

5,130	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2	5,482,482

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA	7,990,752

6,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/21	No Opt. Call	AAA	7,582,171

	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State University Educational Facilities Issue, Series 2012A:
10,045	5.000%, 5/15/24	5/22 at 100.00	AA	11,593,939
9,285	5.000%, 5/15/25	5/22 at 100.00	AA	10,711,640

1,010	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	1,011,939

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
160	0.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	159,443
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	98,200
945	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	816,348

5,400	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	A–	5,988,384

200	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 4/01/19 (ETM)	No Opt. Call	A– (4)	216,496

415	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 6.250%, 4/01/33 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	460,206

NUVEEN	91

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
$135	5.250%, 4/01/20	4/19 at 100.00	A–	$144,747
545	5.250%, 4/01/21	4/19 at 100.00	A–	583,145
1,745	5.500%, 4/01/22	4/19 at 100.00	A–	1,873,641
260	5.000%, 4/01/23	4/19 at 100.00	A–	275,059

90	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.250%, 4/01/20 (Pre-refunded 4/01/19)	4/19 at 100.00	N/R (4)	97,883

1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A–	1,384,904

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	BBB+	715,771
2,455	5.000%, 7/01/32	7/24 at 100.00	BBB+	2,656,973

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
1,500	5.000%, 7/01/28	7/24 at 100.00	BBB+	1,661,310
1,000	5.000%, 7/01/29	7/24 at 100.00	BBB+	1,099,280

10,000	New York City, New York, General Obligation Bonds, Fiscal 2003 Series C-A. RMKT, 5.000%, 8/01/19	No Opt. Call	AA	10,921,800

20,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/20	No Opt. Call	AA	22,419,200

15,440	New York City, New York, General Obligation Bonds, Fiscal 2016 Series C, 5.000%, 8/01/19	No Opt. Call	AA	16,863,259

980	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA	1,005,980

20,255	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18 (Pre-refunded 10/01/17)	10/17 at 100.00	Aa2 (4)	20,817,076

27,855	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	30,111,255

9,115	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA	9,593,082

1,535	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B, 5.000%, 6/01/21	6/17 at 100.00	AA	1,555,922

	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015:
2,005	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A–	2,256,267
2,065	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	2,344,828

	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,390	5.000%, 7/01/30 (Alternative Minimum Tax)	7/24 at 100.00	BBB	1,514,975
1,785	4.000%, 7/01/31 (Alternative Minimum Tax)	7/24 at 100.00	BBB	1,819,415
2,045	4.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	BBB	2,001,830
8,075	4.000%, 7/01/33 (Alternative Minimum Tax)	7/24 at 100.00	BBB	7,938,210
7,315	5.000%, 7/01/34 (Alternative Minimum Tax)	7/24 at 100.00	BBB	7,931,581
12,510	4.000%, 7/01/35 – AGM Insured (Alternative Minimum Tax)	7/24 at 100.00	AA	12,380,897
13,250	5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	14,022,873
3,355	4.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	3,102,268
16,785	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	17,560,635
450	4.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	409,122

92	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.125%, 7/01/31 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	$1,093,960

10,025	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA–	11,913,710

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	895,766

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
2,435	5.000%, 7/01/28	7/24 at 100.00	BBB+	2,688,459
2,695	5.000%, 7/01/29	7/24 at 100.00	BBB+	2,958,867
4,200	5.000%, 7/01/30	7/24 at 100.00	BBB+	4,583,922
2,100	5.000%, 7/01/31	7/24 at 100.00	BBB+	2,281,272
1,335	5.000%, 7/01/32	7/24 at 100.00	BBB+	1,444,830
3,080	5.000%, 7/01/33	7/24 at 100.00	BBB+	3,323,043
269,420	Total New York			289,769,554

	North Carolina – 0.8%

950	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A, 5.000%, 7/01/27	7/24 at 100.00	Aa3	1,102,190

610	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB	640,128

795	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 5.250%, 6/01/20	6/18 at 100.00	BBB	828,159

105	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 5.250%, 6/01/20 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	110,887

1,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2008A, 5.250%, 1/01/22 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	AAA	1,767,031

2,055	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009A, 5.500%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,225,997

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,020	5.000%, 1/01/20 (ETM)	No Opt. Call	AAA	5,543,787
10,040	5.000%, 1/01/21 (ETM)	No Opt. Call	AAA	11,355,340

3,570	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	3,827,647

1,430	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26	1/19 at 100.00	A	1,521,677

11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	13,591,140

200	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014, 4.000%, 4/01/19	No Opt. Call	Aa3	212,028
38,075	Total North Carolina			42,726,011

NUVEEN	93

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota – 0.3%

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
$120	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	$136,999
1,240	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,415,658
2,835	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,236,606
1,485	5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,695,365
1,000	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,141,660
2,955	5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,373,605

2,750	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,219,810

2,410	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/20	4/17 at 100.00	BBB–	2,417,061
14,795	Total North Dakota			16,636,764

	Ohio – 4.3%

1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA–	2,065,889

1,260	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 4.750%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AA (4)	1,322,987

135	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/17	No Opt. Call	Aaa	136,586

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
3,300	5.375%, 6/01/24	6/17 at 100.00	B–	3,070,914
70,180	5.125%, 6/01/24	6/17 at 100.00	B–	63,911,522
8,845	5.875%, 6/01/30	6/17 at 100.00	B–	8,084,949
985	5.750%, 6/01/34	6/17 at 100.00	B–	898,350

5,450	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding & Improvement Series 2016A, 4.000%, 12/01/19	No Opt. Call	AA	5,862,129

	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
1,250	5.000%, 1/01/25 – AGM Insured	No Opt. Call	AA	1,451,725
1,525	5.000%, 1/01/28 – AGM Insured	1/25 at 100.00	AA	1,735,023
2,230	5.000%, 1/01/29 – AGM Insured	1/25 at 100.00	AA	2,517,023
2,000	5.000%, 1/01/30 – AGM Insured	1/25 at 100.00	AA	2,242,520
1,800	5.000%, 1/01/31 – AGM Insured	1/25 at 100.00	AA	2,010,294

3,240	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/21 – AGM Insured	1/19 at 100.00	AA	3,422,444

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22 (Pre-refunded 12/01/19)	12/19 at 100.00	AA (4)	1,876,885
1,780	5.000%, 12/01/23 (Pre-refunded 12/01/19)	12/19 at 100.00	AA (4)	1,965,209

470	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24	8/18 at 100.00	A3	496,339

2,435	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	2,602,017

7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	7,821,606

94	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
$775	4.000%, 10/01/18	No Opt. Call	Aa3	$805,326
870	4.000%, 10/01/19	No Opt. Call	Aa3	919,590
1,150	4.000%, 10/01/20	No Opt. Call	Aa3	1,228,154
1,205	5.000%, 10/01/21	No Opt. Call	Aa3	1,348,142
965	5.000%, 10/01/22	No Opt. Call	Aa3	1,094,156

4,210	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)	No Opt. Call	CCC+	1,771,105

11,015	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18	No Opt. Call	B1	10,371,504

19,075	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	CCC+	8,282,365

2,420	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (Mandatory put 6/01/20)	No Opt. Call	CCC+	1,000,670

200	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	CCC+	82,716

7,500	Ohio State, General Obligation Bonds, Highway Capital Improvement Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	8,566,800

6,960	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	7,702,702

24,230	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2014A, 5.000%, 9/15/19	No Opt. Call	AA+	26,585,156

8,160	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012C, 5.000%, 8/01/21	No Opt. Call	AA+	9,372,005

5,170	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Refunding Series 2016A, 5.000%, 1/15/41	1/26 at 100.00	A	5,580,084

7,890	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	CCC+	3,216,595

1,620	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19	No Opt. Call	CCC+	680,562

1,635	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33	No Opt. Call	CCC+	678,296

5,965	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory put 7/01/20)	No Opt. Call	CCC+	2,465,752

12,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	13,771,800

500	Richland County, Ohio, General Obligation Bonds, Correctional Facilities Improvement Refunding Series 2008, 5.875%, 12/01/24 (Pre-refunded 12/01/18) – AGC Insured	12/18 at 100.00	A2 (4)	543,795

NUVEEN	95

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$2,935	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	$2,934,853
244,385	Total Ohio			222,496,539

	Oklahoma – 1.6%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	A+	2,522,916
1,415	4.000%, 9/01/23	9/21 at 100.00	A+	1,519,894

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
2,940	5.000%, 6/01/21	No Opt. Call	A+	3,320,142
7,445	5.000%, 6/01/22	No Opt. Call	A+	8,487,821
3,010	5.000%, 6/01/23	No Opt. Call	A+	3,497,138

	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A:
3,165	5.000%, 9/01/30	9/26 at 100.00	A	3,628,166
3,145	5.000%, 9/01/31	9/26 at 100.00	A	3,589,451

	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016:
1,000	5.000%, 9/01/20	No Opt. Call	A	1,099,930
2,115	5.000%, 9/01/22	No Opt. Call	A	2,390,458
1,000	5.000%, 9/01/23	No Opt. Call	A	1,139,140
1,870	5.000%, 9/01/24	No Opt. Call	A	2,140,570
2,490	5.000%, 9/01/26	No Opt. Call	A	2,867,683

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A–	848,798
500	3.000%, 9/01/23	No Opt. Call	A–	508,980
600	5.000%, 9/01/24	No Opt. Call	A–	690,342
1,505	5.000%, 9/01/25	No Opt. Call	A–	1,742,338

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A:
3,210	5.625%, 6/01/38 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,629,322
3,040	5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,431,582

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
3,350	5.000%, 9/01/25	9/23 at 100.00	AA–	3,821,178
10,675	5.000%, 9/01/26	9/23 at 100.00	AA–	12,241,236

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,150	5.000%, 9/01/25	No Opt. Call	AA–	7,249,435
7,845	5.000%, 9/01/26	9/25 at 100.00	AA–	9,159,979
69,510	Total Oklahoma			79,526,499

	Oregon – 0.8%

4,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA	4,615,457

96	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$7,500	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2015D, 5.000%, 4/01/21	No Opt. Call	AAA	$8,566,125

2,865	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	BBB+	3,033,720

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	4,342,400

11,120	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	AAA	12,711,161

	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
3,425	5.000%, 5/15/32	5/26 at 100.00	A+	3,817,745
1,925	5.000%, 5/15/33	5/26 at 100.00	A+	2,137,693
34,980	Total Oregon			39,224,301

	Pennsylvania – 4.0%

2,265	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	2,386,721

1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/25	12/22 at 100.00	AA–	1,131,550

1,250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.5000%, 4/01/41	No Opt. Call	CCC+	516,888

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B:
3,430	3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	CCC+	1,418,339
20,815	2.500%, 12/01/41 (Mandatory put 6/01/17)	No Opt. Call	CCC+	11,656,400

2,595	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	CCC+	1,146,315

1,315	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 4.125%, 8/01/20 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2 (4)	1,408,891

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008:
535	5.250%, 10/01/20 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	571,878
565	5.375%, 10/01/21 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	605,109

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,081,010
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,111,593

	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
180	4.000%, 6/01/17	No Opt. Call	Ba1	179,613
200	4.000%, 6/01/19	No Opt. Call	Ba1	203,152
410	5.000%, 6/01/22	No Opt. Call	Ba1	441,607
790	5.000%, 6/01/24	6/23 at 100.00	Ba1	852,236
500	5.000%, 6/01/25	6/23 at 100.00	Ba1	536,115
370	5.125%, 6/01/26	6/23 at 100.00	Ba1	398,427
460	5.375%, 6/01/28	6/23 at 100.00	Ba1	493,989

NUVEEN	97

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$3,760	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 0.900%, 9/01/29 (Mandatory put 9/01/17)	No Opt. Call	A1	$3,753,570

6,440	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 0.900%, 2/15/27 (Mandatory put 8/15/17)	No Opt. Call	A1	6,428,472

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R	3,275,617

5,900	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	5,863,715

7,355	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40	No Opt. Call	CCC+	3,040,336

3,025	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (Mandatory put 12/03/18)	12/18 at 100.00	B	1,313,727

2,985	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	3,301,679

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,335,398
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,667,332
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,648,991

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
500	5.500%, 1/01/25 – AGM Insured	1/24 at 100.00	AA	591,240
1,095	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,289,505
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,922,408
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,383,207
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,446,249

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
2,275	5.000%, 1/01/21	1/19 at 100.00	Aaa	2,435,592
9,575	5.000%, 7/01/21	1/18 at 100.00	Aaa	9,937,892
7,800	5.000%, 1/01/22	7/17 at 100.00	Aaa	7,937,358
3,430	5.000%, 7/01/22	3/17 at 100.00	Aaa	3,430,000

7,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121, 2.800%, 10/01/31	10/25 at 100.00	AA+	6,869,100

2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A, 0.000%, 12/01/34 (7)	No Opt. Call	AA–	1,734,100

16,080	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38 (7)	12/27 at 100.00	A–	18,946,421

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
5,875	5.000%, 6/01/25	No Opt. Call	A3	6,762,830
12,580	5.000%, 6/01/29	6/26 at 100.00	A3	14,193,888
11,420	5.000%, 6/01/35	6/26 at 100.00	A3	12,440,948

98	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$12,005	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A1	$14,144,771

1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/29	6/26 at 100.00	A1	1,142,900

7,445	Philadelphia Authority For Industrial Development, Pennsylvania, Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29	12/25 at 100.00	A+	8,374,210

1,600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 4.000%, 9/01/47 (WI/DD, Settling 2/08/17)	3/27 at 100.00	A+	1,566,768

3,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	3,365,250

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 1.404%, 12/01/24	12/17 at 100.00	AA–	10,888,560

2,355	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	N/R	2,136,644

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
1,400	5.000%, 12/01/19	No Opt. Call	BBB	1,520,064
730	5.000%, 12/01/20	No Opt. Call	BBB	805,380
1,105	5.000%, 12/01/21	No Opt. Call	BBB	1,229,633
1,625	5.000%, 12/01/22	No Opt. Call	BBB	1,827,264
1,705	5.000%, 12/01/23	6/23 at 100.00	BBB	1,912,908
1,795	5.000%, 12/01/24	6/23 at 100.00	BBB	1,993,850

60	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	63,790

105	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured (ETM)	No Opt. Call	A2 (4)	112,760
210,755	Total Pennsylvania			205,174,160

	Rhode Island – 0.2%

4,340	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	BBB– (4)	5,224,015

64,895	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	6/17 at 12.63	CCC+	4,920,339
69,235	Total Rhode Island			10,144,354

	South Carolina – 0.9%

2,015	Anderson County School District 5, South Carolina, General Obligation Bonds, Refunding Series 2016, 5.000%, 3/01/20	No Opt. Call	Aa1	2,237,879

5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	AA–	6,354,616

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
1,850	5.000%, 11/01/20	No Opt. Call	A	2,070,557
7,500	5.000%, 11/01/27	11/22 at 100.00	A	8,417,625
1,225	5.000%, 11/01/29	11/22 at 100.00	A	1,363,719

NUVEEN	99

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
$1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	$2,043,891
3,925	5.000%, 8/01/32	8/24 at 100.00	Baa3	4,106,610

1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	BBB+	1,052,150

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
3,000	5.000%, 12/01/28	6/26 at 100.00	AA–	3,499,770
7,000	5.000%, 12/01/29	6/26 at 100.00	AA–	8,110,410
2,750	5.000%, 12/01/30	6/26 at 100.00	AA–	3,170,530
1,835	5.000%, 12/01/31	6/26 at 100.00	AA–	2,101,203

500	Spartanburg Regional Health Services District Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2008D, 5.250%, 4/15/20	4/18 at 100.00	AA	523,545

1,450	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A+	1,573,453
41,730	Total South Carolina			46,625,958

	South Dakota – 0.2%

	South Dakota Building Authority, Revenue Bonds, Series 2013B:
525	5.000%, 6/01/22	No Opt. Call	AA+	607,745
1,000	5.000%, 6/01/24	6/23 at 100.00	AA+	1,165,200

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19 (Pre-refunded 5/01/17)	5/17 at 100.00	A1 (4)	1,010,680

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,076,410

4,125	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/34	11/24 at 100.00	A+	4,506,480

1,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.125%, 8/01/28 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA+ (4)	1,590,645
9,150	Total South Dakota			9,957,160

	Tennessee – 1.4%

2,265	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	A3	2,429,620

2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	BBB+	2,500,424

3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	3,616,600

985	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.250%, 4/01/23	4/18 at 100.00	A+	1,026,163

2,665	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.250%, 4/01/23 (Pre-refunded 4/01/18)	4/18 at 100.00	N/R (4)	2,796,971

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007:
1,545	5.250%, 4/01/27 (Pre-refunded 4/01/17)	4/17 at 100.00	N/R (4)	1,556,572
3,455	5.250%, 4/01/27 (Pre-refunded 4/01/17)	4/17 at 100.00	BBB+ (4)	3,480,878

100	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
$3,160	5.000%, 4/01/29 (WI/DD, Settling 2/07/17)	4/27 at 100.00	BBB+	$3,531,837
1,500	5.000%, 4/01/30 (WI/DD, Settling 2/07/17)	4/27 at 100.00	BBB+	1,665,705
1,725	5.000%, 4/01/31 (WI/DD, Settling 2/07/17)	4/27 at 100.00	BBB+	1,904,021

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A	1,507,324
3,180	5.000%, 1/01/23	No Opt. Call	A	3,609,046
1,300	4.000%, 1/01/23	No Opt. Call	A	1,404,377
1,770	5.000%, 1/01/24	1/23 at 100.00	A	2,009,853

	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA–	1,656,564
1,560	5.250%, 4/01/24	4/21 at 100.00	AA–	1,742,161
1,240	5.250%, 4/01/25	4/21 at 100.00	AA–	1,384,795

3,175	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2007C, 5.000%, 11/01/17 – NPFG Insured	No Opt. Call	AA–	3,266,281

4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA–	4,812,973

	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
1,000	5.500%, 11/01/20	11/19 at 100.00	AA–	1,102,680
1,860	5.250%, 11/01/25	11/19 at 100.00	AA–	2,030,655

8,255	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A3	9,122,270

12,055	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	13,367,789
65,730	Total Tennessee			71,525,559

	Texas – 7.0%

3,370	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	BBB+	3,600,778

3,380	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	3,977,145

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,945	5.000%, 1/01/32	7/25 at 100.00	BBB+	2,135,221
1,390	5.000%, 1/01/33	7/25 at 100.00	BBB+	1,519,618
1,165	5.000%, 1/01/34	7/25 at 100.00	BBB+	1,268,370

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
2,000	5.000%, 1/01/33	1/26 at 100.00	BBB+	2,195,880
2,000	5.000%, 1/01/34	1/26 at 100.00	BBB+	2,186,340
1,650	5.000%, 1/01/35	1/26 at 100.00	BBB+	1,797,213
1,625	5.000%, 1/01/36	1/26 at 100.00	BBB+	1,764,864

1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB	1,254,550

NUVEEN	101

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$8,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012, 5.000%, 2/15/26	2/21 at 100.00	AAA	$9,010,400

1,180	Corinth, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA	1,183,233

975	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007, 4.500%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA–	977,789

2,440	El Paso County, Texas, General Obligation Bonds, Refunding Series 2007, 5.000%, 2/15/18 – NPFG Insured (ETM)	No Opt. Call	AA (4)	2,542,431

1,120	Elgin Independent School District, Bastrop County, Texas, General Obligation Bonds, School Building Series 2007, 4.375%, 8/01/19 (Pre-refunded 8/01/17)	8/17 at 100.00	AAA	1,140,160

2,000	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009, 4.550%, 2/15/25	8/19 at 100.00	AA+	2,137,420

7,400	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	8,165,604

	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A–	937,379
550	4.000%, 3/01/22	3/21 at 100.00	A–	584,991
800	4.000%, 3/01/23	3/21 at 100.00	A–	845,944
440	4.250%, 3/01/25	3/21 at 100.00	A–	463,993

1,820	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/23	12/22 at 100.00	A+	2,099,734

	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A:
3,165	5.000%, 12/01/26	12/24 at 100.00	A+	3,674,913
4,025	5.000%, 12/01/27	12/24 at 100.00	A+	4,633,379
3,000	5.000%, 12/01/28	12/24 at 100.00	A+	3,432,840
6,115	5.000%, 12/01/29	12/24 at 100.00	A+	6,960,582

5,000	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	5,979,650

1,950	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.125%, 12/01/31 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (4)	2,159,781

5,650	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	4/17 at 100.00	AA+ (4)	6,155,675

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	5,631,898
5,385	5.000%, 11/01/23 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	5,923,392
5,660	5.000%, 11/01/24 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	6,225,887

2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0054, 12.434%, 11/01/41 (IF) (5)	11/21 at 100.00	AA+	3,113,626

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
285	5.000%, 11/15/22	No Opt. Call	A3	323,048
425	5.000%, 11/15/23	No Opt. Call	A3	486,209

102	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
$4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	$5,643,619
4,460	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,180,335
4,095	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,715,229
11,540	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	13,244,343

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,270	5.000%, 7/01/19	No Opt. Call	A	2,335,444
2,380	5.000%, 7/01/20	No Opt. Call	A	2,467,917

	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A+	2,132,104
2,025	5.000%, 7/01/26	7/21 at 100.00	A+	2,272,374

	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B:
18,675	5.000%, 7/01/31	7/22 at 100.00	A+	20,845,595
5,000	5.000%, 7/01/32	7/22 at 100.00	A+	5,565,150

1,955	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB–	2,056,386

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B:
905	5.250%, 9/01/24	4/17 at 100.00	A2	908,231
985	5.250%, 9/01/25	4/17 at 100.00	A2	988,388
610	5.250%, 9/01/26	4/17 at 100.00	A2	612,031

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,000	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A2	6,746,720
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2	3,083,779

2,000	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32	8/24 at 100.00	AA–	2,253,980

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/26 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,141,560
2,025	5.000%, 11/01/27 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,298,112
1,570	5.000%, 11/01/28 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,771,321
2,000	5.000%, 11/01/29 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,243,540
2,000	5.000%, 11/01/30 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,232,840

2,710	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	Baa1	2,934,523

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	Ba2	3,219,570
2,720	5.250%, 12/01/28	12/25 at 100.00	Ba2	2,921,525

1,310	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	1,355,640

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
4,360	5.000%, 8/15/24	8/22 at 100.00	Aa2	5,004,670
4,710	5.000%, 8/15/25	8/22 at 100.00	Aa2	5,365,585
3,920	5.000%, 8/15/26	8/22 at 100.00	Aa2	4,430,502
7,025	5.000%, 8/15/27	8/22 at 100.00	Aa2	7,931,998

NUVEEN	103

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
$2,370	0.000%, 9/01/43 (7)	9/31 at 100.00	AA+	$2,373,484
9,130	0.000%, 9/01/45 (7)	9/31 at 100.00	AA+	9,956,448

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,655	5.250%, 9/01/25	9/21 at 100.00	AA+	9,953,163
5,040	5.250%, 9/01/26	9/21 at 100.00	AA+	5,795,950

305	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A, 6.000%, 1/01/24	1/18 at 100.00	A1	316,419

2,205	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A, 6.000%, 1/01/24 (Pre-refunded 1/01/18)	1/18 at 100.00	N/R (4)	2,306,364

6,450	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2016A, 5.000%, 1/01/31	1/26 at 100.00	A1	7,333,586

1,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2008A, 5.000%, 2/15/25 (Pre-refunded 2/15/18)	2/18 at 100.00	Aaa	1,042,090

875	San Angelo, Texas, Certificates of Obligation Bonds, Tom Green County Series 2007A, 4.400%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA+	877,468

565	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	N/R (4)	565,000

575	San Leanna Education Facilities Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s University Project, Series 2007, 5.000%, 6/01/19	6/17 at 100.00	BBB+	581,199

870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	2/17 at 100.00	AAA	872,453

4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA–	5,308,073

1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A	1,408,373

50	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19	2/18 at 100.00	AAA	52,055

2,160	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (4)	2,250,677

5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,591,800

4,750	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	5,013,388

2,095	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/17	No Opt. Call	AAA	2,110,210

3,250	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/22	No Opt. Call	AAA	3,813,550

1,500	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2007A, 5.000%, 8/01/17	No Opt. Call	AAA	1,532,085

16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	BBB+	17,868,988

104	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
$5,000	5.250%, 7/01/26 (Pre-refunded 7/01/17)	7/17 at 100.00	BBB+ (4)	$5,089,550
11,300	5.250%, 7/01/28 (Pre-refunded 7/01/17)	7/17 at 100.00	BBB+ (4)	11,502,383

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,675	3.500%, 8/15/18	No Opt. Call	A	2,742,169
2,900	4.000%, 8/15/19	No Opt. Call	A	3,037,547
3,015	4.000%, 8/15/20	No Opt. Call	A	3,183,780
3,135	4.000%, 8/15/21	No Opt. Call	A	3,328,680

1,000	Victoria, Texas, Utility System Revenue Refunding Bonds, Series 2007, 4.400%, 12/01/19 –AMBAC Insured	12/17 at 100.00	AA–	1,025,230

8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	10,118,738
326,345	Total Texas			357,343,848

	Utah – 0.6%

1,360	Ogden City, Utah, Sewer and Water Revenue Bonds, Refunding Series 2016, 3.000%, 6/15/37	6/26 at 100.00	AA–	1,206,633

6,345	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	6,732,806

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23	9/22 at 100.00	A	3,776,872
2,000	5.000%, 9/01/25	9/22 at 100.00	A	2,276,140
2,265	5.000%, 9/01/26	9/22 at 100.00	A	2,564,206

10,000	Utah State, General Obligation Bonds, Series 2009A, 5.000%, 7/01/22 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	10,562,700

4,615	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Subordinate Lien Series 2016, 3.000%, 12/15/28	6/26 at 100.00	AA	4,511,901
29,925	Total Utah			31,631,258

	Virginia – 0.7%

10,755	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 4.000%, 10/01/19	No Opt. Call	AAA	11,542,804

5,055	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Woodberry Forest School, Refunding Series 2016A, 3.000%, 10/01/46	10/25 at 100.00	Aa1	4,469,176

750	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	715,365

	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
1,000	5.000%, 6/15/30	6/26 at 100.00	Baa1	1,116,470
1,290	3.125%, 6/15/31	6/26 at 100.00	Baa1	1,214,741
2,000	5.000%, 6/15/32	6/26 at 100.00	Baa1	2,210,920
1,000	5.000%, 6/15/33	6/26 at 100.00	Baa1	1,099,630
195	5.000%, 6/15/34	6/26 at 100.00	Baa1	213,297

710	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BB+	716,518

NUVEEN	105

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$6,835	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	$7,320,353

3,650	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory put 9/01/20)	No Opt. Call	A2	3,671,718
33,240	Total Virginia			34,290,992

	Washington – 0.7%

980	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA (4)	1,006,480

265	King County School District 412 Shoreline, Washington, General Obligation Bonds, Series 2008, 5.750%, 12/01/21	12/18 at 100.00	AA+	286,425

2,265	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Baa2	2,359,541

6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	6,490,440

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,435	5.000%, 1/01/26	7/25 at 100.00	A	1,665,561
1,250	5.000%, 1/01/27	7/25 at 100.00	A	1,435,712

	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,295	5.000%, 11/15/22	No Opt. Call	A+	1,497,525
2,020	5.000%, 11/15/24	5/24 at 100.00	A+	2,382,731

1,330	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	1,447,213

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,825	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	2,040,605
2,000	6.750%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,255,900

3,250	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.125%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	Baa1 (4)	3,576,950

3,330	Washington, General Obligation Bonds, Series 1992B and Series 1992AT-7, 6.400%, 6/01/17 – NPFG Insured	No Opt. Call	AA+	3,392,371

4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa2	4,662,196
31,660	Total Washington			34,499,650

	West Virginia – 0.4%

6,280	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,941,006

10,335	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	10,057,712

1,005	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	1,135,550

106	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$1,645	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2008E, 5.375%, 6/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	A (4)	$1,771,468
19,265	Total West Virginia			18,905,736

	Wisconsin – 2.7%

5,500	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	5,262,620

5,400	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (Alternative Minimum Tax)	5/26 at 100.00	A–	5,124,708

	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	AA–	371,013
460	5.000%, 4/01/22	No Opt. Call	AA–	528,637

	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
590	5.000%, 12/01/26	11/24 at 100.00	Aa3	681,916
3,855	5.000%, 12/01/27	11/24 at 100.00	Aa3	4,426,080

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A:
1,020	5.000%, 7/15/25	7/21 at 100.00	A+	1,131,466
14,395	5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A+	15,839,394

2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa2 (4)	2,364,118

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Series 2008B:
1,430	4.350%, 8/15/19	No Opt. Call	AA	1,537,093
8,670	5.500%, 8/15/29	2/20 at 100.00	AA	9,475,790

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+	2,312,515
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+	2,543,176

1,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A3	1,800,085

3,850	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	Aa3	4,187,414

1,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	2,040,482

4,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,738,251

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc., Series 2015:
815	5.000%, 12/15/23	No Opt. Call	AA–	953,876
1,200	5.000%, 12/15/25	12/24 at 100.00	AA–	1,400,484

230	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)	No Opt. Call	N/R (4)	233,848

NUVEEN	107

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
$8,145	6.000%, 5/01/27		5/19 at 100.00	AA–	$8,975,057
1,740	6.000%, 5/01/33		5/19 at 100.00	AA–	1,882,567
4,740	5.750%, 5/01/33		5/19 at 100.00	AA–	5,137,994

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
855	6.000%, 5/01/27 (Pre-refunded 5/01/19)		5/19 at 100.00	N/R (4)	923,169
180	6.000%, 5/01/33 (Pre-refunded 5/01/19)		5/19 at 100.00	N/R (4)	194,748
495	5.750%, 5/01/33 (Pre-refunded 5/01/19)		5/19 at 100.00	N/R (4)	536,563
35,170	6.000%, 5/01/36 (Pre-refunded 5/01/19)		5/19 at 100.00	AA– (4)	38,922,639

5,800	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24		5/22 at 100.00	AA	6,725,680

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
1,100	5.000%, 7/01/24 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	1,198,164
3,355	5.000%, 7/01/25 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	3,654,400
4,000	5.000%, 7/01/26 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	4,356,960
128,035	Total Wisconsin				139,460,907

	Wyoming – 0.1%

5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30		9/23 at 100.00	BBB–	5,853,595
$4,977,571	Total Municipal Bonds (cost $4,998,166,987)				5,047,184,583

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$213	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$128,677

57	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/55	N/R	28,086
$270	Total Corporate Bonds (cost $24,234)				156,763

Shares	Description (1), (11)				Value

	INVESTMENT COMPANIES – 0.3%

15,000,000	Eaton Vance Municipal Income Trust				$15,001,800
	Total Investment Companies (cost $15,000,000)				15,001,800
	Total Long-Term Investments (cost $5,013,191,221)				5,062,343,146
	Other Assets Less Liabilities – 1.3%				65,173,616
	Net Assets – 100%				$5,127,516,762

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

108	NUVEEN

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$5,047,184,583	$—	$5,047,184,583
Corporate Bonds	—	—	156,763	156,763
Investment Companies	15,001,800	—	—	15,001,800
Total	$15,001,800	$5,047,184,583	$156,763	$5,062,343,146

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2017, the cost of investments was $5,009,800,249.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$153,808,670
Depreciation	(101,265,773)
Net unrealized appreciation (depreciation) of investments	$52,542,897

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(7)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on this security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

NUVEEN	109

Nuveen Limited Term Municipal Bond Fund

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.9%

	MUNICIPAL BONDS – 98.1%

	Alabama – 1.7%

$57,905	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	Aa3	$62,079,951

6,315	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.650%, 6/01/34 (Mandatory put 3/20/17)	3/17 at 100.00	A1	6,320,115

11,710	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2008, 1.625%, 7/15/34 (Mandatory put 10/02/18)	No Opt. Call	A1	11,749,229
75,930	Total Alabama			80,149,295

	Alaska – 0.4%

	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,655	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa2	1,852,640
3,565	5.000%, 1/01/26 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	3,984,886

	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011:
2,680	5.000%, 4/01/18	No Opt. Call	A1	2,790,738
1,360	5.000%, 4/01/19	No Opt. Call	A1	1,456,247

4,485	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	3/17 at 100.00	Ba2	4,507,335

3,585	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A2	3,965,333
17,330	Total Alaska			18,557,179

	Arizona – 2.5%

3,355	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2015B, 5.000%, 7/01/20	No Opt. Call	AA	3,758,942

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,000	4.000%, 2/01/17	No Opt. Call	BBB+	1,000,000
2,000	5.000%, 2/01/18	No Opt. Call	BBB+	2,072,660

810	Arizona State, Certificates of Participation, Department of Administration Series 2010B, 5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA	832,178

7,785	Arizona State, Certificates of Participation, Series 2008A, 5.000%, 9/01/21 (Pre-refunded 3/01/18) – AGM Insured	3/18 at 100.00	AA (4)	8,125,983

	Arizona State, Certificates of Participation, Series 2010A:
11,935	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA	12,261,780
2,975	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	3,252,657

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
2,480	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	2,522,482
5,140	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	5,415,761
95	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	105,663

110	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Chandler, Arizona, General Obligation Bonds, Refunding Series 2014:
$4,025	5.000%, 7/01/23	No Opt. Call	AAA	$4,782,143
1,500	5.000%, 7/01/24	No Opt. Call	AAA	1,806,450

	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014:
675	5.000%, 7/01/18	No Opt. Call	AA	710,424
335	5.000%, 7/01/19	No Opt. Call	AA	362,805
575	5.000%, 7/01/20	No Opt. Call	AA	637,922
765	5.000%, 7/01/21	No Opt. Call	AA	865,345

1,010	Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding Subordinate Lien Series 2016, 3.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	1,048,996

11,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico Palo Verde Project, Series 2010A, 2.400%, 6/01/43 (Mandatory put 6/01/20)	No Opt. Call	BBB+	11,064,900

1,090	Maricopa County School District 33 Buckeye Elementary, Arizona, General Obligation Bonds, Refunding Series 2016, 3.000%, 7/01/20 – BAM Insured	No Opt. Call	AA	1,137,197

	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015:
500	4.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	530,780
575	4.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	620,701
1,565	4.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,710,529
750	4.000%, 7/01/22 – AGC Insured	No Opt. Call	AA	825,840

1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	A+	1,408,201

	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2016C:
800	2.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	808,192
1,060	2.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,064,908

1,250	Maricopa County Unified School District 90 Saddle Mountain, Arizona, General Obligation Bonds, School Improvement Project 2013, Series 2014, 5.000%, 7/01/18 – MAC Insured	No Opt. Call	AA	1,317,600

3,800	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+	3,861,674

	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
1,425	4.000%, 7/01/20	No Opt. Call	Aa2	1,548,676
2,225	4.000%, 7/01/21	No Opt. Call	Aa2	2,453,819
2,055	4.000%, 7/01/22	No Opt. Call	Aa2	2,288,469

	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012:
2,415	5.000%, 7/01/21	No Opt. Call	AA	2,755,998
4,015	5.000%, 7/01/22	No Opt. Call	AA	4,659,528

3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,238,696

	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2	5,989,859
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	6,967,248

295	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A3	306,124

NUVEEN	111

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
$1,295	5.000%, 8/01/22	No Opt. Call	AA	$1,489,729
2,000	5.000%, 8/01/23	No Opt. Call	AA	2,328,800
2,000	5.000%, 8/01/24	No Opt. Call	AA	2,351,340

1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA	1,175,670

2,500	Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/19	No Opt. Call	AA	2,718,725

435	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	433,826
106,880	Total Arizona			115,619,220

	Arkansas – 0.4%

3,010	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project, Series 2013, 1.550%, 10/01/17	No Opt. Call	A	3,019,301

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	3.000%, 7/01/17	No Opt. Call	A+	504,395
500	5.000%, 7/01/19	No Opt. Call	A+	542,495
670	5.000%, 7/01/21	No Opt. Call	A+	760,932

	Pulaksi County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013:
630	4.000%, 7/01/18	No Opt. Call	N/R	637,390
890	4.000%, 7/01/19	No Opt. Call	N/R	904,445
995	4.000%, 7/01/20	No Opt. Call	N/R	1,014,403
1,020	4.000%, 7/01/21	No Opt. Call	N/R	1,035,035
1,075	4.000%, 7/01/22	No Opt. Call	N/R	1,088,825
1,180	5.250%, 7/01/27	7/23 at 100.00	N/R	1,243,248
470	5.250%, 7/01/28	7/23 at 100.00	N/R	492,508

	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A+	573,870
1,740	5.000%, 12/01/23	No Opt. Call	A+	2,016,451
2,000	5.000%, 12/01/24	No Opt. Call	A+	2,336,320
15,180	Total Arkansas			16,169,618

	California – 3.8%

1,735	Western Municipal Water District Facilities Authority, California, Adjustable Rate Water Revenue Refunding Bonds Series 2016A, 1.500%, 10/01/39 (Mandatory put 10/01/20)	7/20 at 100.00	AA+	1,730,055

24,055	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36 (Mandatory put 10/01/25)	10/25 at 100.00	AA–	22,362,009

4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C, 5.000%, 7/01/43 (Mandatory put 10/15/19)	No Opt. Call	AA–	4,362,160

3,365	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25) (Alternative Minimum Tax)	No Opt. Call	A–	3,362,577

5,875	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	5,963,242

6,490	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	6,470,011

112	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,675	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 5.000%, 11/01/17	No Opt. Call	A+	$3,787,565

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
235	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	258,133
125	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	137,305

24,250	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2012A, 1.870%, 6/01/23	4/17 at 102.00	N/R	24,170,460

750	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A–	870,697

	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Refunding Series 2016:
2,050	5.000%, 5/15/18	No Opt. Call	Baa1	2,136,982
1,000	5.000%, 5/15/19	No Opt. Call	Baa1	1,069,280
1,000	5.000%, 5/15/20	No Opt. Call	Baa1	1,090,700

2,310	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014B, 3.000%, 8/01/21	4/17 at 100.00	AA–	2,312,495

650	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	4/17 at 100.00	N/R	650,241

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,260	4.000%, 1/01/18	No Opt. Call	BBB–	2,304,771
2,350	5.000%, 1/01/19	No Opt. Call	BBB–	2,461,484
2,470	5.000%, 1/01/20	No Opt. Call	BBB–	2,627,537
2,590	5.000%, 1/01/21	No Opt. Call	BBB–	2,786,969

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
27,890	4.500%, 6/01/27	6/17 at 100.00	B1	28,060,966
3,580	5.000%, 6/01/33	6/17 at 100.00	B–	3,487,385

500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R	558,005

2,740	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B, 5.000%, 7/01/22	No Opt. Call	AA+	3,213,773

370	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	395,992

13,020	Metropolitan Water District of Southern California, Water Revenue Bonds, Refunding Series 2014A, 3.000%, 7/01/25 (Mandatory put 10/01/20)	7/20 at 100.00	AAA	13,667,875

2,640	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,148,860

4,700	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	BBB–	4,955,680

130	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	154,362

1,095	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2016A, 5.000%, 9/01/19	No Opt. Call	AA	1,199,135

NUVEEN	113

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$500	Sierra View Local Health Care District, California, Revenue Bonds, Refunding Series 2010, 3.800%, 7/01/17	No Opt. Call	A	$504,520

3,500	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Project, Subordinate Refunding Series 2015C, 5.000%, 7/01/24	No Opt. Call	AA–	4,212,355

15,000	University of California, General Revenue Bonds, Series 201AT, 1.400%, 5/15/46 (Mandatory put 5/15/21)	11/20 at 100.00	AA	14,753,100

	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
565	4.000%, 7/01/18	No Opt. Call	Baa1	582,944
1,315	5.000%, 7/01/19	No Opt. Call	Baa1	1,409,851
1,225	4.000%, 7/01/20	No Opt. Call	Baa1	1,298,427
1,130	5.000%, 7/01/22	No Opt. Call	Baa1	1,267,408
980	5.000%, 7/01/23	No Opt. Call	Baa1	1,105,518
172,115	Total California			174,890,829

	Colorado – 1.1%

2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	A2	2,964,032

7,245	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	AA	8,481,721

12,320	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory put 11/12/21)	No Opt. Call	A3	13,952,646

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A:
2,830	5.000%, 2/01/19	No Opt. Call	A3	3,008,064
3,385	5.000%, 2/01/21	No Opt. Call	A3	3,725,057

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
500	3.000%, 6/01/17	No Opt. Call	A–	503,175
300	3.000%, 6/01/18	No Opt. Call	A–	306,315
500	4.000%, 6/01/19	No Opt. Call	A–	525,055
1,000	4.000%, 6/01/20	No Opt. Call	A–	1,059,230
2,000	5.000%, 6/01/21	No Opt. Call	A–	2,216,500
2,300	5.000%, 6/01/22	No Opt. Call	A–	2,574,413
500	5.000%, 6/01/23	No Opt. Call	A–	563,605

670	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/17	4/17 at 100.00	BBB+	672,379

	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014:
275	1.750%, 8/01/17 – AGM Insured	No Opt. Call	AA	276,042
250	2.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	253,518

1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/19	No Opt. Call	A	1,642,515

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A:
1,060	5.000%, 9/01/19	No Opt. Call	A–	1,152,602
1,175	5.000%, 9/01/20	No Opt. Call	A–	1,305,025

4,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	4,596,030

114	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
$1,000	5.000%, 12/01/17	No Opt. Call	N/R	$1,015,770
1,000	5.000%, 12/01/18	No Opt. Call	N/R	1,030,170
47,060	Total Colorado			51,823,864

	Connecticut – 2.2%

19,035	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 1.375%, 7/01/35 (Mandatory put 7/11/18)	No Opt. Call	AAA	19,091,724

19,740	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.000%, 7/01/42 (Mandatory put 7/01/19)	No Opt. Call	AAA	19,515,754

25,660	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	25,470,116

18,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	17,966,060

220	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17 (ETM)	No Opt. Call	N/R (4)	225,192

5,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/20	No Opt. Call	AA	5,595,300

655	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	4/17 at 100.00	A–	658,170

	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2014B:
1,915	4.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	2,011,037
2,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	2,183,160

875	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	AA–	1,016,522

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
385	3.000%, 12/15/19	No Opt. Call	AA	399,834
525	5.000%, 12/15/21	No Opt. Call	AA	588,929

	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,362,594
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,247,160
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,113,680
99,205	Total Connecticut			100,445,232

	Delaware – 0.3%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,810	5.000%, 7/01/18	No Opt. Call	BBB	1,877,441
1,905	5.000%, 7/01/19	No Opt. Call	BBB	2,015,052
2,000	5.000%, 7/01/20	No Opt. Call	BBB	2,147,100
275	5.000%, 7/01/21	No Opt. Call	BBB	297,940

7,470	New Castle County, Delaware, General Obligation Bonds, Series 2015, 5.000%, 10/01/20	No Opt. Call	AAA	8,439,158
13,460	Total Delaware			14,776,691

NUVEEN	115

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia – 0.8%

	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2016A:
$22,175	5.000%, 7/01/18	No Opt. Call	AA–	$23,409,704
3,000	4.000%, 7/01/19	7/18 at 100.00	AA–	3,113,730

1,115	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D, 5.000%, 12/01/17	No Opt. Call	AAA	1,153,958

10,050	District of Columbia, Revenue Bonds, Georgetown University, Series 2001C, 5.250%, 4/01/34 (Mandatory put 4/01/23) (Pre-refunded 10/01/18)	10/18 at 100.00	A (4)	10,746,264
36,340	Total District of Columbia			38,423,656

	Florida – 4.2%

	Broward County School Board, Florida, Certificates of Participation, Series 2015A:
2,535	5.000%, 7/01/19	No Opt. Call	Aa3	2,747,306
4,000	5.000%, 7/01/20	No Opt. Call	Aa3	4,440,520

	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
5,000	5.000%, 10/01/24 (Alternative Minimum Tax)	No Opt. Call	A+	5,754,950
5,000	5.000%, 10/01/25 (Alternative Minimum Tax)	No Opt. Call	A+	5,770,350
2,295	5.000%, 10/01/26 (Alternative Minimum Tax)	10/25 at 100.00	A+	2,618,457
4,100	5.000%, 10/01/27 (Alternative Minimum Tax)	10/25 at 100.00	A+	4,650,384

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
3,250	5.000%, 6/01/18	12/17 at 100.00	AA–	3,354,065
5,020	5.000%, 6/01/20	12/19 at 100.00	AA–	5,493,988
18,050	5.000%, 6/01/22	12/21 at 100.00	AA–	20,561,657
3,775	5.000%, 6/01/25	12/24 at 100.00	AA–	4,423,960

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
3,840	5.000%, 6/01/18	No Opt. Call	AA–	4,035,187
365	5.000%, 6/01/19	No Opt. Call	AA–	395,069

580	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1, 4.250%, 6/01/17 – AGM Insured	No Opt. Call	AA	586,676

7,605	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/17	No Opt. Call	AA–	7,710,862

6,600	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company Project, Refunding Series 2003, 1.150%, 6/01/23	No Opt. Call	A2	6,585,018

2,045	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22 (Mandatory put 4/11/19)	No Opt. Call	A2	2,070,542

4,480	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B, 5.000%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	4,557,907

6,575	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B, 5.000%, 7/01/19 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 101.00	AA–(4)	6,754,563

5,880	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/20	No Opt. Call	A+	6,573,428

2,655	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	2,971,104

1,300	Florida State Board of Education, Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/17	No Opt. Call	AAA	1,323,153

1,500	Florida State Department of General Services, Division of Facilities Management, Florida Facilities Pool Revenue Bonds, Series 2005A, 5.000%, 9/01/18 – AMBAC Insured	3/17 at 100.00	AA+	1,505,205

116	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,200	Hillsborough County School District, Florida, Sales Tax Revenue Refunding Bonds, Series 2015B, 5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	$2,461,932

2,525	Manatee County, Florida, Revenue Bonds, Refunding & Improvement Series 2013, 5.000%, 10/01/20	No Opt. Call	AA+	2,837,140

1,540	Marion County School Board, Florida, Certificates of Participation, Series 2007B, 5.000%, 6/01/18 (Pre-refunded 6/01/17) – AMBAC Insured	6/17 at 100.00	A2 (4)	1,561,729

355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	363,538

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
3,025	5.000%, 7/01/20	No Opt. Call	A	3,360,261
2,275	5.000%, 7/01/21	No Opt. Call	A	2,573,412
1,775	5.000%, 7/01/22	No Opt. Call	A	2,039,226
4,000	5.000%, 7/01/23	No Opt. Call	A	4,647,360

	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Projects 1 & 2, Series 2004:
3,725	3.750%, 12/01/18	No Opt. Call	A–	3,888,341
4,000	3.750%, 12/01/18	No Opt. Call	A–	4,175,400

2,740	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2015D, 5.000%, 2/01/20	No Opt. Call	A1	3,003,752

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,640	4.000%, 4/01/17	No Opt. Call	AA–	1,648,708
1,705	5.000%, 4/01/18	No Opt. Call	AA–	1,781,435
1,790	5.000%, 4/01/19	No Opt. Call	AA–	1,928,421
1,880	5.000%, 4/01/20	No Opt. Call	AA–	2,076,874

3,675	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.250%, 10/01/17 – AGM Insured	No Opt. Call	AA	3,781,722

10,030	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	A	10,836,412

1,765	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1988, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	A (4)	1,862,728

85	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (4)	97,819

4,915	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	5,567,565

	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
550	5.000%, 9/01/20	No Opt. Call	A+	613,905
500	5.000%, 9/01/22	No Opt. Call	A+	576,480
510	5.000%, 9/01/23	No Opt. Call	A+	594,456

2,310	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–	2,422,243

3,060	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/19	No Opt. Call	AA	3,307,860

NUVEEN	117

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	South Florida Water Management District, Certificates of Participation, Series 2015:
$2,860	5.000%, 10/01/18	No Opt. Call	AA	$3,038,006
1,620	5.000%, 10/01/19	No Opt. Call	AA	1,770,530

5,730	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	6,888,033

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
550	4.000%, 9/01/17	No Opt. Call	A+	559,328
1,085	5.000%, 9/01/18	No Opt. Call	A+	1,146,693
3,475	5.000%, 9/01/19	No Opt. Call	A+	3,775,518
865	5.000%, 9/01/20	No Opt. Call	A+	959,337
765	5.000%, 9/01/21	No Opt. Call	A+	861,551

545	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2015, 5.000%, 4/01/21	No Opt. Call	A–	606,808

110	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (5)	5/17 at 100.00	N/R	87,467

340	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (5)	5/19 at 100.00	N/R	201,984

115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	50,507

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	2

60	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	59,828

460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	5/18 at 100.00	N/R	281,106

280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)	5/18 at 100.00	N/R	144,152

305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)	5/18 at 100.00	N/R	3
178,355	Total Florida			193,323,923

	Georgia – 2.6%

2,780	Buford, Georgia, General Obligation Bonds, Series 2015, 4.000%, 1/01/19	No Opt. Call	Aa2	2,923,226

15,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory put 6/18/21)	No Opt. Call	A+	14,652,000

8,910	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A+	8,928,533

17,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Second Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A+	17,031,960

3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994, 2.200%, 10/01/32 (Mandatory put 4/02/19)	No Opt. Call	A+	3,039,780

118	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$3,000	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 2.000%, 4/01/33 (Mandatory put 10/01/19)	No Opt. Call	A–	$3,017,880

1,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,746,900

8,000	Floyd County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Plant Hammond Project, First Series 2010, 2.350%, 7/01/22	No Opt. Call	A+	8,014,240

20	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V, 6.600%, 1/01/18 – NPFG Insured	No Opt. Call	AA–	20,818

2,105	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,220,038

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20 (Pre-refunded 5/01/19)	5/19 at 100.00	AAA	12,412,743

70	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series 1992N, 6.250%, 7/01/18 – NPFG Insured	No Opt. Call	Aa1	73,112

2,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Scherer Plant, Series 2009-2, 2.350%, 10/01/48	No Opt. Call	A+	2,007,240

7,630	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A+	7,929,401

2,955	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/19	No Opt. Call	AA–	3,230,790

	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio IV Project, Series 2016A:
10,000	5.000%, 10/01/19	No Opt. Call	AA–	10,933,300
3,625	5.000%, 10/01/20	No Opt. Call	AA–	4,062,103
3,250	5.000%, 10/01/21	No Opt. Call	AA–	3,705,585
4,405	5.000%, 10/01/22	No Opt. Call	AA–	5,099,933

5,270	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Agnes Scott College, Refunding Series 2015B, 2.350%, 6/01/30 (Mandatory put 6/01/19)	3/19 at 100.00	AA–	5,346,678

	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C:
500	5.000%, 10/01/17	No Opt. Call	Baa2	510,880
580	5.000%, 10/01/20	No Opt. Call	Baa2	631,962
113,040	Total Georgia			117,539,102

	Hawaii – 0.9%

750	Hawaii County, Hawaii, General Obligation Bonds, Series 2016C, 5.000%, 9/01/18	No Opt. Call	Aa2	797,235

	Hawaii County, Hawaii, General Obligation Bonds, Series 2016D:
2,280	5.000%, 9/01/19	No Opt. Call	Aa2	2,498,857
1,650	5.000%, 9/01/20	No Opt. Call	Aa2	1,856,019

6,415	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/18	No Opt. Call	AA+	6,873,159

8,290	Hawaii State, General Obligation Bonds, Series 2012EF, 5.000%, 11/01/20	No Opt. Call	AA+	9,361,068

3,230	Hawaii State, General Obligation Bonds, Series 2013EH, 5.000%, 8/01/21	No Opt. Call	AA+	3,708,234

6,840	Hawaii State, General Obligation Bonds, Series 2013EH, 5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (4)	7,863,948

2,600	Hawaii State, General Obligation Bonds, Series 2016FE, 5.000%, 10/01/20	No Opt. Call	AA+	2,930,356

NUVEEN	119

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$1,490	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	$1,505,556

2,150	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,572,819
35,695	Total Hawaii			39,967,251

	Idaho – 0.2%

9,240	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	Ba1	8,747,970

	Illinois – 11.4%

	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016:
600	3.000%, 2/01/18 – AGM Insured	No Opt. Call	AA	609,138
250	4.000%, 2/01/19 – AGM Insured	No Opt. Call	AA	261,268
250	4.000%, 2/01/20 – AGM Insured	No Opt. Call	AA	265,085
250	4.000%, 2/01/21 – AGM Insured	No Opt. Call	AA	267,600
580	4.000%, 2/01/22 – AGM Insured	No Opt. Call	AA	623,807
1,290	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,469,491
1,455	5.000%, 2/01/27 – AGM Insured	2/26 at 100.00	AA	1,652,807

	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010:
1,015	5.000%, 11/01/20	No Opt. Call	BBB–	1,093,784
2,645	5.125%, 11/01/25	11/20 at 100.00	BBB–	2,816,449

425	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	412,242

	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
298	1.000%, 3/01/17 – BAM Insured	No Opt. Call	AA	298,018
298	1.200%, 3/01/18 – BAM Insured	No Opt. Call	AA	297,225
320	1.500%, 3/01/19 – BAM Insured	No Opt. Call	AA	317,776
395	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	389,960
238	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	234,963
482	1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	472,249
297	2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	288,084

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	AA–	1,371,238

5,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2013A, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	5,526,500

13,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2016B, 5.000%, 1/01/20	No Opt. Call	A	14,254,500

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015B:
2,755	5.000%, 1/01/20	No Opt. Call	A	3,020,858
1,870	5.000%, 1/01/21	No Opt. Call	A	2,096,046

3,510	Chicago, Illinois, General Obligation Bonds, Modern Schools Across Chicago Program, Series 2007J, 5.000%, 12/01/21 – AMBAC Insured	4/17 at 100.00	BBB+	3,520,179

120	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
$1,655	5.000%, 1/01/26	1/19 at 100.00	BBB+	$1,624,614
2,395	5.000%, 1/01/27	1/19 at 100.00	BBB+	2,347,244

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,230	5.000%, 1/01/23	No Opt. Call	BBB+	6,239,220
7,195	5.000%, 1/01/24	No Opt. Call	BBB+	7,144,923
4,205	5.000%, 1/01/25	No Opt. Call	BBB+	4,137,426
1,840	5.000%, 1/01/26	No Opt. Call	BBB+	1,806,218

2,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/20	No Opt. Call	AA–	2,192,740

	Cook County High School District 212 Leyden, Illinois, General Obligation Bonds, Limited Tax Series 2016C:
1,000	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,143,890
1,800	5.000%, 12/01/25 – BAM Insured	12/24 at 100.00	AA	2,053,386

	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2016A:
3,220	5.000%, 12/01/18	No Opt. Call	AAA	3,446,302
3,905	5.000%, 12/01/19	No Opt. Call	AAA	4,299,405
5,400	5.000%, 12/01/20	No Opt. Call	AAA	6,085,908
3,375	5.000%, 12/01/22	No Opt. Call	AAA	3,935,824

7,195	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA–	7,395,093

4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA–	5,217,875

3,315	Cook County, Illinois, General Obligation Bonds, Refunding Series 2011A, 5.000%, 11/15/18	No Opt. Call	AA–	3,503,259

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA–	3,771,345
3,000	5.000%, 11/15/33	11/22 at 100.00	AA–	3,211,080

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
1,800	5.000%, 11/15/18	No Opt. Call	AA–	1,903,536
2,940	5.000%, 11/15/19	No Opt. Call	AA–	3,175,523

261	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AA	261,397

10,680	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2013A, 1.875%, 11/15/39 (Mandatory put 3/01/19)	No Opt. Call	AA+	10,741,517

1,175	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 5.000%, 3/01/30 (Pre-refunded 3/01/17)	3/17 at 100.00	A1 (4)	1,179,171

10,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 1.650%, 7/01/25 (Mandatory put 2/01/19)	1/19 at 100.00	AA+	10,037,300

13,220	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 2004B2, 1.100%, 7/01/36 (Mandatory put 2/15/18)	No Opt. Call	AA+	13,218,678

19,475	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory put 8/01/20)	No Opt. Call	Aa3	19,531,867

11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.550%, 11/01/38 (Mandatory put 11/01/17)	11/17 at 100.00	A	11,308,588

1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/20	No Opt. Call	AA+	1,115,820

NUVEEN	121

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,310	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.000%, 1/01/20 (Pre-refunded 4/14/18) – AGM Insured	4/18 at 100.00	A2 (4)	$1,370,994

950	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Series 2010, 5.000%, 2/15/21	2/20 at 100.00	A2	1,036,554

10,020	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory put 4/29/22)	No Opt. Call	AA+	10,031,723

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012:
1,090	5.000%, 9/01/18	No Opt. Call	BBB	1,142,843
905	5.000%, 9/01/19	No Opt. Call	BBB	970,947
8,665	5.000%, 9/01/27	9/22 at 100.00	BBB	9,303,610

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
325	5.000%, 9/01/19	No Opt. Call	BBB	348,514
770	5.000%, 9/01/20	No Opt. Call	BBB	840,255
350	5.000%, 9/01/21	No Opt. Call	BBB	386,911
625	5.000%, 9/01/22	No Opt. Call	BBB	698,681
620	5.000%, 9/01/23	No Opt. Call	BBB	697,240
2,240	5.000%, 9/01/24	No Opt. Call	BBB	2,530,954
865	5.000%, 9/01/25	9/24 at 100.00	BBB	966,196

2,055	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	2,183,561

	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
2,500	5.000%, 12/01/21	No Opt. Call	A3	2,806,175
2,755	5.000%, 12/01/22	No Opt. Call	A3	3,124,969

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
805	5.000%, 7/01/21	No Opt. Call	A+	904,409
1,000	5.000%, 7/01/23	No Opt. Call	A+	1,149,600
890	5.000%, 7/01/24	No Opt. Call	A+	1,031,279

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A:
1,580	5.000%, 7/01/17	No Opt. Call	A+	1,605,454
1,175	5.000%, 7/01/18	No Opt. Call	A+	1,235,477

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,715	5.000%, 11/15/20	No Opt. Call	A	1,910,424
1,100	5.000%, 11/15/21	No Opt. Call	A	1,246,729

1,200	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.000%, 5/15/17	No Opt. Call	AA–	1,213,692

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
4,145	5.000%, 2/15/20	No Opt. Call	BBB	4,448,000
5,485	5.000%, 2/15/21	No Opt. Call	BBB	5,944,917
5,340	5.000%, 2/15/22	No Opt. Call	BBB	5,811,255
4,000	5.000%, 2/15/23	No Opt. Call	BBB	4,349,840

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A:
1,185	5.000%, 11/15/17	No Opt. Call	A+	1,221,036
1,000	5.000%, 11/15/18	No Opt. Call	A+	1,063,410
1,150	5.000%, 11/15/20	No Opt. Call	A+	1,282,837

122	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005:
$875	5.000%, 8/15/18 (ETM)	No Opt. Call	AA (4)	$926,616
405	5.250%, 8/15/19 (ETM)	No Opt. Call	AA (4)	445,172

	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A:
1,000	5.000%, 8/15/19	No Opt. Call	BBB	1,070,820
1,400	5.000%, 8/15/21	No Opt. Call	BBB	1,539,832
1,000	5.000%, 8/15/22	No Opt. Call	BBB	1,109,190
1,000	5.000%, 8/15/24	No Opt. Call	BBB	1,112,480
2,000	5.000%, 8/15/25	No Opt. Call	BBB	2,222,540
3,000	5.000%, 8/15/26	No Opt. Call	BBB	3,326,370

	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2014A:
1,035	5.000%, 10/01/19	No Opt. Call	AA+	1,135,022
2,110	5.000%, 10/01/20	No Opt. Call	AA+	2,369,635

5,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	AA+	5,615,250

2,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	4/17 at 100.00	BBB+	2,512,635

	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
3,000	5.000%, 2/01/18	No Opt. Call	A1	3,114,300
3,000	5.000%, 2/01/19	No Opt. Call	A1	3,208,980
4,025	5.000%, 2/01/20	No Opt. Call	A1	4,413,091
10,820	5.000%, 2/01/21	No Opt. Call	A1	12,116,236
5,015	5.000%, 2/01/22	No Opt. Call	A1	5,703,961
2,600	5.000%, 2/01/25	No Opt. Call	A1	3,040,206

	Illinois State, General Obligation Bonds, February Series 2014:
655	5.000%, 2/01/19	No Opt. Call	BBB	681,252
1,390	5.000%, 2/01/20	No Opt. Call	BBB	1,458,847
3,500	5.000%, 2/01/21	No Opt. Call	BBB	3,686,935
4,175	5.000%, 2/01/22	No Opt. Call	BBB	4,393,394

	Illinois State, General Obligation Bonds, October Series 2016:
10,000	5.000%, 2/01/20	No Opt. Call	BBB	10,495,300
8,000	5.000%, 2/01/21	No Opt. Call	BBB	8,427,280

1,240	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.250%, 1/01/20	No Opt. Call	BBB	1,308,795

	Illinois State, General Obligation Bonds, Refunding Series 2010:
4,995	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	5,136,808
22,045	5.000%, 1/01/18	No Opt. Call	BBB	22,579,371
6,810	5.000%, 1/01/24	1/20 at 100.00	BBB	6,957,845

	Illinois State, General Obligation Bonds, Refunding Series 2012:
5,255	5.000%, 8/01/19	No Opt. Call	BBB	5,499,147
4,065	5.000%, 8/01/20	No Opt. Call	BBB	4,286,095

1,210	Illinois State, General Obligation Bonds, Series 2006A, 5.000%, 6/01/17	No Opt. Call	BBB	1,223,975

1,000	Illinois State, General Obligation Bonds, Series 2007A, 5.000%, 6/01/22 – AGM Insured	6/17 at 100.00	AA	1,011,480

	Illinois State, General Obligation Bonds, Series 2013:
1,500	5.000%, 7/01/17	No Opt. Call	BBB	1,521,390
3,775	5.000%, 7/01/21	No Opt. Call	BBB	3,976,321
2,520	5.500%, 7/01/25	7/23 at 100.00	BBB	2,679,239

NUVEEN	123

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013:
$4,585	5.000%, 6/15/18	No Opt. Call	AAA	$4,807,052
6,220	5.000%, 6/15/19	No Opt. Call	AAA	6,697,696

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,600	5.000%, 12/01/20	No Opt. Call	AA–	1,795,312
1,710	5.000%, 12/01/21	No Opt. Call	AA–	1,953,076
1,840	5.000%, 12/01/22	No Opt. Call	AA–	2,130,444

11,815	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	13,786,333

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2016:
2,500	5.000%, 1/01/26	No Opt. Call	AA+	2,937,750
5,030	5.000%, 1/01/27	1/26 at 100.00	AA+	5,910,753

	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation Bonds, Refunding Series 2015C:
1,000	4.000%, 1/01/18	No Opt. Call	AA–	1,026,460
1,250	5.000%, 1/01/19	No Opt. Call	AA–	1,335,775

1,900	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured	12/18 at 79.62	AA	1,453,500

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,605	5.000%, 6/01/17	No Opt. Call	A	7,705,310
6,455	5.000%, 6/01/18	No Opt. Call	A	6,767,680
10,605	5.000%, 6/01/19	No Opt. Call	A	11,433,675
5,595	5.250%, 6/01/20	No Opt. Call	A	6,218,842
280	5.250%, 6/01/21	No Opt. Call	A	317,397

3,545	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	3,985,112

4,295	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	4,658,142

	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,010	2.850%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,007,879
1,135	3.200%, 3/01/24 – BAM Insured	No Opt. Call	AA	1,129,677
1,000	3.300%, 3/01/25 – BAM Insured	No Opt. Call	AA	993,620
1,260	3.450%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,249,567
1,210	3.600%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	1,193,822

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A:
2,300	5.000%, 2/15/26 (WI/DD, Settling 2/08/17)	No Opt. Call	AA–	2,665,102
3,500	5.000%, 2/15/27 (WI/DD, Settling 2/08/17)	No Opt. Call	AA–	4,060,420

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,665	5.000%, 3/01/19	No Opt. Call	A	2,853,149
2,440	5.000%, 3/01/20	No Opt. Call	A	2,675,216
2,075	5.000%, 3/01/21	No Opt. Call	A	2,318,231
2,550	5.000%, 3/01/22	No Opt. Call	A	2,894,683

124	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,365	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/19	No Opt. Call	A+	$2,508,485

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
1,090	5.750%, 6/01/26	6/18 at 100.00	AA	1,149,983
1,035	5.750%, 6/01/27	6/18 at 100.00	AA	1,091,397

	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
1,435	0.000%, 2/01/21	No Opt. Call	A+	1,302,019
6,220	0.000%, 2/01/22	No Opt. Call	A+	5,454,629
6,655	0.000%, 2/01/23	No Opt. Call	A+	5,619,016
493,924	Total Illinois			521,839,916

	Indiana – 4.4%

	Carmel Local Public Improvement Bond Bank, Indiana, Multipurpose Revenue Bonds, Series 2016:
700	4.000%, 7/15/18	No Opt. Call	AA+	730,044
750	5.000%, 1/15/19	No Opt. Call	AA+	805,883
1,215	5.000%, 7/15/19	No Opt. Call	AA+	1,325,832
1,000	5.000%, 1/15/20	No Opt. Call	AA+	1,105,820
800	5.000%, 7/15/20	No Opt. Call	AA+	896,304

	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Refunding Series 2015D:
1,190	5.000%, 1/15/18	No Opt. Call	AA+	1,235,089
1,250	5.000%, 7/15/18	No Opt. Call	AA+	1,320,600
2,250	5.000%, 1/15/19	No Opt. Call	AA+	2,409,930
2,000	5.000%, 1/15/20	No Opt. Call	AA+	2,198,840
1,000	5.000%, 7/15/20	No Opt. Call	AA+	1,113,270

	Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds, Refunding Series 2016:
1,515	3.000%, 1/15/18	No Opt. Call	AA+	1,542,482
1,655	4.000%, 7/15/19	No Opt. Call	AA+	1,756,534
1,890	3.000%, 1/15/20	No Opt. Call	AA+	1,964,145
1,540	4.000%, 7/15/20	No Opt. Call	AA+	1,658,626
1,590	4.000%, 1/15/21	No Opt. Call	AA+	1,721,843
2,200	5.000%, 1/15/22	No Opt. Call	AA+	2,508,176

1,800	Indiana Development Finance Authority, Solid Waste Disposal Revenue Refunding Bonds, Waste Management Inc. Project, Series 2001, 1.750%, 10/01/31 (Mandatory put 10/01/18) (Alternative Minimum Tax)	10/17 at 100.00	A–	1,807,650

435	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B–	419,962

6,800	Indiana Finance Authority, Environmental Improvement Revenue Bonds, Southern Indiana Gas & Electric Company, Refunding Series 2013D, 1.960%, 3/01/24 (Mandatory put 9/14/17)	No Opt. Call	Aa3	6,840,052

635	Indiana Finance Authority, Hospital Revenue Bonds, Beacon Health System Obligated Group, Series 2013A, 5.000%, 8/15/18	No Opt. Call	AA–	672,236

NUVEEN	125

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010:
$1,495	5.000%, 3/01/19 (ETM)	No Opt. Call	N/R (4)	$1,612,193
2,115	5.000%, 3/01/20 (ETM)	No Opt. Call	N/R (4)	2,345,556

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,075	4.000%, 10/01/20	No Opt. Call	BBB+	1,152,196
435	4.000%, 10/01/21	No Opt. Call	BBB+	469,935
130	5.000%, 10/01/23	No Opt. Call	BBB+	149,516

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A:
865	5.000%, 5/01/19	No Opt. Call	Aa3	932,859
765	5.000%, 5/01/20	No Opt. Call	Aa3	846,350
2,000	5.000%, 5/01/21	No Opt. Call	Aa3	2,259,540

2,280	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014, 5.250%, 9/01/26 (Alternative Minimum Tax)	9/24 at 100.00	BB–	2,434,789

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
370	5.000%, 10/01/17	No Opt. Call	AA	379,905
520	5.000%, 10/01/18	No Opt. Call	AA	552,365
350	5.000%, 10/01/19	No Opt. Call	AA	382,375
785	5.000%, 10/01/20	No Opt. Call	AA	875,942

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
1,400	5.000%, 10/01/18	No Opt. Call	AA	1,487,136
1,400	5.000%, 10/01/19	No Opt. Call	AA	1,529,500
680	5.000%, 10/01/20	No Opt. Call	AA	758,778
590	5.000%, 10/01/23	No Opt. Call	AA	683,668
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,160,910
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,116,926
1,240	5.000%, 10/01/26	10/24 at 100.00	AA	1,447,489
800	5.000%, 10/01/27	10/24 at 100.00	AA	928,280

3,720	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-10, 1.500%, 11/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA	3,680,047

3,690	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-4, 1.500%, 10/01/27	No Opt. Call	AA+	3,650,369

260	Indiana State University Board of Trustees, Indiana State University, Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA–	285,605

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006:
1,630	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	1,777,645
3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	AA–	4,071,767

8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	9,398,000

126	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
$250	4.000%, 10/01/17	No Opt. Call	A	$254,790
300	4.000%, 10/01/18	No Opt. Call	A	313,053
285	5.000%, 10/01/19	No Opt. Call	A	310,268
350	5.000%, 10/01/20	No Opt. Call	A	389,424
450	5.000%, 10/01/21	No Opt. Call	A	510,061
450	5.000%, 10/01/22	No Opt. Call	A	517,806
610	5.000%, 10/01/23	No Opt. Call	A	706,746
420	5.000%, 10/01/24	No Opt. Call	A	488,926
505	5.000%, 10/01/25	10/24 at 100.00	A	587,022
760	5.000%, 10/01/26	10/24 at 100.00	A	878,020

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2016A:
1,910	5.000%, 10/01/21	No Opt. Call	A	2,164,928
4,400	5.000%, 10/01/22	No Opt. Call	A	5,051,596
10,000	5.000%, 10/01/23	No Opt. Call	A	11,606,000

11,290	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	BBB+	11,481,253

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
880	4.000%, 4/01/17	No Opt. Call	Baa3	883,370
400	4.000%, 4/01/18	No Opt. Call	Baa3	408,216
550	3.000%, 4/01/19	No Opt. Call	Baa3	555,990

11,500	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 2.375%, 9/01/55 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	Aa3	11,581,880

1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	1,115,950

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
250	4.000%, 2/01/18	No Opt. Call	A	256,698
520	4.000%, 2/01/19	No Opt. Call	A	544,747
770	5.000%, 2/01/20	No Opt. Call	A	840,932
640	5.000%, 2/01/21	No Opt. Call	A	713,267
1,595	4.000%, 2/01/24	No Opt. Call	A	1,737,226

7,500	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 2.375%, 9/01/55 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	Aa3	7,553,400

32,285	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2008, 1.850%, 6/01/44 (Mandatory put 10/01/19)	No Opt. Call	A2	32,245,935

10,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A2	11,321,800

10,320	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2016A, 5.000%, 3/01/46 (Mandatory put 3/01/23)	No Opt. Call	A2	11,712,374

	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Refunding Series 2014B:
2,020	3.000%, 7/15/19	No Opt. Call	AA–	2,101,810
1,215	4.000%, 1/15/20	No Opt. Call	AA–	1,304,120
188,725	Total Indiana			201,540,567

NUVEEN	127

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 1.0%

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
$1,150	4.000%, 1/01/18 – AGM Insured (ETM)	No Opt. Call	AA (4)	$1,182,039
1,330	5.000%, 1/01/19 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,427,303
1,380	5.000%, 1/01/20 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,524,403

1,245	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011, 5.000%, 1/01/22 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,409,116

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
8,555	5.000%, 12/01/19	No Opt. Call	B	8,599,486
7,270	5.500%, 12/01/22	12/18 at 100.00	B	7,311,366
4,900	5.250%, 12/01/25	12/23 at 100.00	B	4,906,615

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016:
2,000	5.875%, 12/01/26	6/18 at 105.00	B	2,026,740
4,775	5.875%, 12/01/27	6/19 at 105.00	B	4,839,653

7,500	Iowa State, Special Obligation Bonds, I-Jobs Program, Refunding Series 2016A, 5.000%, 6/01/20	No Opt. Call	AA	8,377,050

	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A:
1,985	5.000%, 6/01/17 (ETM)	No Opt. Call	AA (4)	2,012,949
3,330	5.000%, 6/01/18 (ETM)	No Opt. Call	AA (4)	3,505,258
45,420	Total Iowa			47,121,978

	Kansas – 0.3%

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
165	5.000%, 1/01/20	No Opt. Call	AA–	181,418
200	5.000%, 1/01/23	1/20 at 100.00	AA–	218,940

1,080	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (4)	1,193,335

1,280	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/23 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (4)	1,413,158

	Topeka Public Building Commission, Kansas, Revenue Bonds, Kansas Department of Administration – 10th and Jackson Projects, Series 2007A:
2,245	5.000%, 6/01/25 – NPFG Insured	6/18 at 102.00	AA–	2,390,970
2,945	5.000%, 6/01/26 – NPFG Insured	6/18 at 102.00	AA–	3,135,247

	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
625	4.000%, 9/01/18	No Opt. Call	A+	652,488
2,000	5.000%, 9/01/20	No Opt. Call	A+	2,230,160
10,540	Total Kansas			11,415,716

	Kentucky – 2.7%

18,500	Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A, 1.050%, 9/01/42 (Mandatory put 9/01/19)	No Opt. Call	A1	18,208,440

8,105	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39	No Opt. Call	A3	8,167,246

128	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$9,260	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	$9,389,640

6,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/19	No Opt. Call	Aa3	6,543,660

3,750	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.000%, 6/01/18	No Opt. Call	Aa3	3,934,350

15,325	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2009B, 5.000%, 5/15/17	No Opt. Call	AA	15,513,497

	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
3,025	5.000%, 12/01/19	No Opt. Call	A3	3,276,559
2,100	3.500%, 12/01/20	No Opt. Call	A3	2,201,619
2,915	5.000%, 12/01/23	6/22 at 100.00	A3	3,235,242
2,970	5.000%, 12/01/24	6/22 at 100.00	A3	3,272,673

3,580	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A+	3,586,158

13,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18) (Alternative Minimum Tax)	No Opt. Call	A1	13,491,090

15,410	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A1	15,426,489

2,015	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	8/19 at 100.00	A1	2,041,699

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
1,025	5.000%, 3/01/18	No Opt. Call	A3	1,063,438
2,670	5.250%, 3/01/19	No Opt. Call	A3	2,857,701
1,135	6.000%, 3/01/20	No Opt. Call	A3	1,265,990
1,095	6.000%, 3/01/21	No Opt. Call	A3	1,249,450

3,090	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18) (Alternative Minimum Tax)	No Opt. Call	A1	3,087,961

3,250	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 1.050%, 9/01/26 (Mandatory put 3/01/18)	No Opt. Call	A1	3,244,898

3,845	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A+	4,334,199
122,565	Total Kentucky			125,391,999

	Louisiana – 4.9%

1,000	Bossier City, Louisiana, Utility Revenue Bonds, Refunding Series 2014, 4.000%, 10/01/20	No Opt. Call	AA–	1,085,480

14,075	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	A–	14,039,531

2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Road & Street Improvement, Refunding Series 2015, 5.000%, 8/01/22	No Opt. Call	AA–	2,458,197

NUVEEN	129

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$9,385	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Variable Rate Demand Obligation Series 2011A, 0.932%, 2/01/46 (Mandatory put 8/01/18)	2/18 at 100.00	AA	$9,342,674

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014:
2,500	5.000%, 7/15/19	No Opt. Call	AA+	2,710,300
2,070	5.000%, 7/15/20	No Opt. Call	AA+	2,297,845

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
3,000	5.000%, 6/01/17	No Opt. Call	A1	3,039,600
1,745	5.000%, 6/01/18	No Opt. Call	A1	1,829,598
2,325	5.000%, 6/01/19	No Opt. Call	A1	2,507,513
2,095	5.000%, 6/01/20	No Opt. Call	A1	2,310,659
2,000	5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,258,600
2,100	5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,408,490

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
29,375	5.000%, 6/01/23	No Opt. Call	A1	33,949,275
16,500	5.000%, 6/01/24	No Opt. Call	A1	19,228,770

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015:
1,545	5.000%, 8/01/19	No Opt. Call	AA	1,676,124
2,245	5.000%, 8/01/24	No Opt. Call	AA	2,628,603

510	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	10/18 at 100.00	A+	543,793

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,700	6.500%, 12/15/17 (6)	No Opt. Call	N/R	1,734,210
435	6.000%, 12/15/37 (6)	4/17 at 100.00	N/R	238,545

	Louisiana Public Facilities Authority, Revenue Bonds, Hurricane Recovery Program, Refunding Series 2014:
1,775	5.000%, 6/01/19	No Opt. Call	A1	1,917,888
5,015	5.000%, 6/01/20	No Opt. Call	A1	5,545,537

30	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	A–	30,225

	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2016A:
1,180	5.000%, 12/15/20	No Opt. Call	A	1,315,771
1,530	5.000%, 12/15/21	No Opt. Call	A	1,731,180

	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014:
585	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	658,833
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	660,730
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,659,525
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,809,516

130	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
$620	5.000%, 7/01/18	No Opt. Call	AA–	$651,012
1,600	5.000%, 7/01/19	No Opt. Call	AA–	1,727,248
1,100	5.000%, 7/01/20	No Opt. Call	AA–	1,211,892
7,245	5.000%, 7/01/26	7/23 at 100.00	AA–	8,109,618

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
20	5.000%, 5/01/19	No Opt. Call	AA	21,699
2,615	5.000%, 5/01/20	No Opt. Call	AA	2,916,274
3,635	5.000%, 5/01/21	No Opt. Call	AA	4,147,208

7,000	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA–	8,068,970

11,430	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19	No Opt. Call	Aa3	12,447,156

900	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19 (ETM)	No Opt. Call	N/R (4)	983,241

6,000	Louisiana State, General Obligation Bonds, Series 2014A, 5.000%, 2/01/20	No Opt. Call	AA–	6,609,420

6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA–	7,259,500

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	AA–	3,133,645
2,500	5.000%, 12/01/20	No Opt. Call	AA–	2,796,425
3,600	5.000%, 12/01/21	No Opt. Call	AA–	4,099,824

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
750	4.000%, 12/01/17	No Opt. Call	AA–	768,428
875	4.000%, 12/01/18	No Opt. Call	AA–	917,595
1,005	4.000%, 12/01/19	No Opt. Call	AA–	1,073,410
1,500	5.000%, 12/01/20	No Opt. Call	AA–	1,677,855
2,000	5.000%, 12/01/21	No Opt. Call	AA–	2,277,680

7,900	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	8,813,161

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,850	5.000%, 6/01/17	No Opt. Call	A	1,874,254
1,000	5.000%, 6/01/18	No Opt. Call	A	1,047,940

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
1,000	5.000%, 6/01/24	No Opt. Call	A	1,148,110
525	5.000%, 6/01/26	6/25 at 100.00	A	599,435

1,100	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	A–	1,199,275

40	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/17 – AGM Insured	No Opt. Call	AA	40,144

6,410	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	6,721,270

2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014, 5.000%, 9/01/21	No Opt. Call	A+	2,601,841

	Shreveport, Louisiana, Revenue Bonds, Independence Stadium Project, Refunding Series 2016:
580	5.000%, 3/01/19 – BAM Insured	No Opt. Call	AA	621,110
1,000	3.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	1,036,780
1,000	5.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,136,720

NUVEEN	131

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013:
$1,710	5.000%, 7/01/21	No Opt. Call	A+	$1,905,863
1,680	5.000%, 7/01/22	No Opt. Call	A+	1,891,075

1,930	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.000%, 5/15/25	3/17 at 100.00	A	1,934,246
204,970	Total Louisiana			225,086,336

	Maryland – 1.7%

6,240	Baltimore County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA	6,614,837

5,000	Maryland Economic Development Corporation, Revenue Bonds, Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding Series 2006B, 2.550%, 12/01/25 (Mandatory put 6/01/20)	No Opt. Call	BBB	4,965,900

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
835	4.000%, 6/01/18 – AGM Insured	No Opt. Call	AA	866,655
675	4.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	715,804
660	4.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	711,685
725	4.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	791,664

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
540	5.000%, 7/01/21	No Opt. Call	BBB	609,363
1,000	5.000%, 7/01/22	No Opt. Call	BBB	1,140,600
250	5.000%, 7/01/23	No Opt. Call	BBB	286,920
500	5.000%, 7/01/24	No Opt. Call	BBB	575,370

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014:
6,190	5.000%, 7/01/18	No Opt. Call	BBB	6,505,876
4,000	5.000%, 7/01/19	No Opt. Call	BBB	4,313,160

5,155	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2008, 5.000%, 7/15/18	No Opt. Call	AAA	5,456,258

13,530	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Third Series 2009C, 5.000%, 11/01/17	No Opt. Call	AAA	13,956,330

27,740	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2015A-2, 5.000%, 8/01/20	No Opt. Call	AAA	31,206,668
73,040	Total Maryland			78,717,090

	Massachusetts – 1.6%

	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
595	5.000%, 7/01/19	No Opt. Call	BBB–	629,373
375	5.000%, 7/01/20	No Opt. Call	BBB–	401,063
555	5.000%, 7/01/21	No Opt. Call	BBB–	596,775
690	5.000%, 7/01/22	No Opt. Call	BBB–	746,318
625	5.000%, 7/01/23	No Opt. Call	BBB–	678,269
735	5.000%, 7/01/24	No Opt. Call	BBB–	799,695
795	5.000%, 7/01/25	7/24 at 100.00	BBB–	859,077

132	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$720	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Refunding Series 2009A, 5.000%, 11/15/18	No Opt. Call	AAA	$770,724

305	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Refunding Series 2009A, 5.000%, 11/15/18 (ETM)	No Opt. Call	N/R (4)	326,445

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C:
1,815	5.000%, 7/01/18	No Opt. Call	BBB–	1,902,374
1,000	5.000%, 7/01/19	No Opt. Call	BBB–	1,075,080
1,000	5.000%, 7/01/20	No Opt. Call	BBB–	1,098,240

4,000	Massachusetts Health and Educational Facilities Authority, Variable Rate Demand Revenue Bonds, University of Massachusetts Issue, Series 2000A, 1.150%, 11/01/30 (Mandatory put 4/01/19)	No Opt. Call	Aa2	3,985,440

20,085	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2014D-1, 1.050%, 8/01/43 (Mandatory put 7/01/20)	No Opt. Call	AA+	19,630,476

12,900	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – AGM Insured	No Opt. Call	AA+	13,355,886

3,200	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/19	No Opt. Call	AA+	3,491,168

14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	AA+	16,591,680

	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A:
2,420	4.000%, 8/15/17	No Opt. Call	AA+	2,461,745
2,420	4.000%, 8/15/18	No Opt. Call	AA+	2,530,037
68,235	Total Massachusetts			71,929,865

	Michigan – 1.9%

1,500	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	1,610,370

1,780	Lake Orion Community School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2012, 4.000%, 5/01/18	No Opt. Call	AA–	1,844,792

	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,100	5.000%, 7/01/20	No Opt. Call	A	1,216,886
1,100	5.000%, 7/01/21	No Opt. Call	A	1,240,800

4,575	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 1.100%, 11/15/46 (Mandatory put 8/15/19)	No Opt. Call	AA+	4,528,472

8,790	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B, 5.000%, 7/01/21	7/18 at 100.00	AAA	9,289,096

3,195	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/17	No Opt. Call	AA+	3,296,281

10,010	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	10,017,107

18,555	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 2.000%, 11/15/47 (Mandatory put 5/30/18)	No Opt. Call	AA+	18,721,253

1,040	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B-2, 4.375%, 10/01/19	10/18 at 100.00	AA	1,052,002

NUVEEN	133

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$6,030	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+	$6,604,599

1,605	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa1 (4)	1,758,871

8,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Series 1995CC, 1.450%, 9/01/30 (Mandatory put 9/01/21)	No Opt. Call	Aa3	7,756,160

8,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Edison Project, Refunding Series 2008, 1.450%, 8/01/29	No Opt. Call	Aa3	7,762,960

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A:
1,100	4.000%, 5/01/19	No Opt. Call	Aa1	1,163,624
1,000	5.000%, 5/01/21	No Opt. Call	Aa1	1,128,890

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A:
765	5.000%, 5/01/19	No Opt. Call	Aa3	826,131
1,000	5.000%, 5/01/20	No Opt. Call	Aa3	1,107,130

2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A1	2,853,125

4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 5.000%, 5/01/19	No Opt. Call	Aa1	5,372,552
86,620	Total Michigan			89,151,101

	Minnesota – 0.4%

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AA+	791,957
1,615	5.000%, 2/01/25	2/20 at 100.00	AA+	1,760,980
1,690	5.000%, 2/01/26	2/20 at 100.00	AA+	1,840,697

1,680	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/24	No Opt. Call	A+	1,974,370

1,390	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2016-8M, 4.000%, 4/01/18	No Opt. Call	A2	1,436,259

4,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E, 4.500%, 8/01/18	No Opt. Call	AAA	4,209,320

895	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A–	1,034,378

2,825	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	A1	3,246,885

	Sartell Independent School District 748, Stearns County, Minnesota, General Obligation Bonds, School Building Series 2016A:
1,560	3.000%, 2/01/20	No Opt. Call	Aa2	1,636,674
1,415	3.000%, 2/01/21	No Opt. Call	Aa2	1,495,400
17,815	Total Minnesota			19,426,920

	Mississippi – 0.6%

20,835	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 1.625%, 12/01/40 (Mandatory put 1/01/18)	No Opt. Call	BBB+	20,887,713

134	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi (continued)

$3,680	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	A–	$4,179,302
24,515	Total Mississippi			25,067,015

	Missouri – 1.3%

	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23	5/21 at 100.00	AAA	2,766,431
2,695	4.000%, 5/01/24	5/21 at 100.00	AAA	2,939,571

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
550	5.000%, 5/01/19	No Opt. Call	BBB+	584,568
440	5.000%, 5/01/20	No Opt. Call	BBB+	475,790
1,000	5.000%, 5/01/21	No Opt. Call	BBB+	1,094,540
2,545	4.000%, 5/01/22	No Opt. Call	BBB+	2,693,094
1,320	5.000%, 5/01/23	No Opt. Call	BBB+	1,470,203

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,395	5.000%, 1/01/25	No Opt. Call	A	2,792,642
5,000	5.000%, 1/01/26	1/25 at 100.00	A	5,776,100

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2013:
815	5.000%, 7/01/17	No Opt. Call	A–	828,684
765	5.000%, 7/01/18	No Opt. Call	A–	804,925

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2015:
1,700	5.000%, 7/01/20	No Opt. Call	A–	1,878,857
1,725	5.000%, 7/01/21	No Opt. Call	A–	1,936,468
1,000	5.000%, 7/01/22	No Opt. Call	A–	1,137,860
1,085	5.000%, 7/01/23	No Opt. Call	A–	1,245,233

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
8,185	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	8,339,451
12,055	5.500%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	12,777,336

1,750	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	1,779,610

8,825	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/17	No Opt. Call	BBB	8,925,781
56,370	Total Missouri			60,247,144

	Montana – 0.6%

26,700	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A2	25,608,237

	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefits Health System Obligated Group, Refunding Series 2016:
365	5.000%, 2/15/19	No Opt. Call	A–	390,101
1,295	5.000%, 2/15/21	No Opt. Call	A–	1,440,752
28,360	Total Montana			27,439,090

NUVEEN	135

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska – 1.1%

$4,440	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/21	No Opt. Call	BBB+	$4,953,886

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
925	4.000%, 11/01/18	No Opt. Call	A–	964,821
1,000	5.000%, 11/01/22	No Opt. Call	A–	1,136,520

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
600	4.000%, 6/15/18	No Opt. Call	AA–	624,264
800	5.000%, 6/15/19	No Opt. Call	AA–	869,448

	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Refunding Series 2009:
3,220	3.000%, 1/15/18	No Opt. Call	AAA	3,283,402
2,520	3.000%, 1/15/19	No Opt. Call	AAA	2,611,577

1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	11/21 at 100.00	A–	1,004,380

1,720	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/24	1/22 at 100.00	A+	1,936,393

	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A:
6,340	5.000%, 1/01/18	No Opt. Call	A2	6,558,920
2,125	5.000%, 1/01/19	No Opt. Call	A2	2,264,570
2,500	5.000%, 1/01/20	No Opt. Call	A2	2,724,800

3,110	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 5.000%, 2/15/21	No Opt. Call	Aa1	3,533,053

17,560	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 2.375%, 9/01/30 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A	17,580,194
47,860	Total Nebraska			50,046,228

	Nevada – 1.1%

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
1,000	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A+	1,102,420
2,000	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	2,238,900

25,755	Clark County, Nevada, General Obligation Bonds, Bond Bank Refunding Series 2016A, 5.000%, 11/01/19	No Opt. Call	AA+	28,329,985

1,750	Humboldt County, Nevada, Pollution Control Revenue Bonds, Sierra Pacific Power Company Projects, Refunding Series 2016A, 1.250%, 10/01/29	No Opt. Call	A+	1,741,198

5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	Aa1	5,653,250

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
850	3.000%, 6/01/17	No Opt. Call	N/R	849,847
160	4.000%, 6/01/18	No Opt. Call	N/R	161,517

10,000	Washoe County, Nevada, Gas Facilities Revenue Bonds, Sierra Pacific Power Company Projects, Refunding Series 2016A, 1.500%, 8/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	9,878,100
46,515	Total Nevada			49,955,217

136	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire – 0.1%

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016:
$450	5.000%, 10/01/18	No Opt. Call	Baa1	$473,832
600	5.000%, 10/01/19	No Opt. Call	Baa1	645,846
1,250	5.000%, 10/01/20	No Opt. Call	Baa1	1,370,513
1,165	5.000%, 10/01/21	No Opt. Call	Baa1	1,293,569
3,465	Total New Hampshire			3,783,760

	New Jersey – 5.4%

245	Bergen County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Bergen County Guaranteed, Series 2014B, 5.000%, 2/15/19	No Opt. Call	Aaa	263,233

3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	4/17 at 100.00	AA–	3,962,587

1,950	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	2,104,011

	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	1,566,019
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA	1,014,861

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
6,565	5.000%, 6/15/17	No Opt. Call	BBB+	6,641,876
8,510	5.000%, 6/15/18	No Opt. Call	BBB+	8,835,337
5,000	5.000%, 6/15/19	No Opt. Call	BBB+	5,283,200
245	4.000%, 6/15/19	No Opt. Call	BBB+	253,448
10,990	5.000%, 6/15/20	No Opt. Call	BBB+	11,755,453
2,810	5.000%, 6/15/21	No Opt. Call	BBB+	3,035,840
1,370	5.000%, 6/15/22	No Opt. Call	BBB+	1,492,464
520	5.000%, 6/15/22	No Opt. Call	AA	579,800
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,103,724
4,500	5.000%, 6/15/24	6/22 at 100.00	BBB+	4,833,360
8,570	5.000%, 6/15/25	6/22 at 100.00	BBB+	9,144,361
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	6,372,780
685	4.250%, 6/15/27	6/22 at 100.00	BBB+	695,768

25,315	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	A3	26,708,844

17,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2016BBB, 5.000%, 6/15/22	No Opt. Call	A3	17,924,630

	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B:
5,000	5.000%, 11/01/20	No Opt. Call	A3	5,298,350
5,000	5.000%, 11/01/21	No Opt. Call	A3	5,314,650

2,450	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – NPFG Insured	No Opt. Call	AA	2,599,646

340	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	388,749

NUVEEN	137

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
$4,060	5.000%, 7/01/18	No Opt. Call	BB+	$4,181,110
4,260	5.000%, 7/01/19	No Opt. Call	BB+	4,453,489

1,155	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack University Medical Center, Refunding Series 2010B, 5.000%, 1/01/20	No Opt. Call	A+	1,265,072

1,870	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack University Medical Center, Refunding Series 2010B, 5.000%, 1/01/20 (ETM)	No Opt. Call	A2 (4)	2,064,536

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – NPFG Insured (ETM)	7/18 at 100.00	AA–(4)	437,872

10,000	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A, 5.000%, 9/15/18	No Opt. Call	A	10,466,600

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-2:
25,000	5.000%, 6/15/21	6/18 at 100.00	A+	25,940,500
7,500	5.000%, 6/15/24	6/18 at 100.00	A+	7,737,825

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D:
5,070	5.000%, 12/15/17	No Opt. Call	A3	5,202,834
9,750	5.000%, 12/15/18	No Opt. Call	A3	10,188,750

6,105	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	6,534,792

1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA	1,216,260

1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A3	1,982,693

4,215	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	4,601,895

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
3,080	3.000%, 1/01/18	No Opt. Call	A3	3,100,821
4,850	3.000%, 1/01/19	No Opt. Call	A3	4,876,918

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
180	5.000%, 6/01/17	No Opt. Call	Aaa	182,381
6,710	5.000%, 6/01/18	6/17 at 100.00	Aa1	6,796,962
4,235	4.500%, 6/01/23	6/17 at 100.00	Baa2	4,314,449
10,475	4.625%, 6/01/26	6/17 at 100.00	Ba3	10,511,872
237,635	Total New Jersey			249,230,622

	New Mexico – 2.2%

1,100	Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 7/01/19	No Opt. Call	AA	1,198,989

6,600	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016A, 1.875%, 4/01/33 (Mandatory put 10/01/21)	No Opt. Call	BBB+	6,464,898

26,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B, 1.875%, 4/01/33 (Mandatory put 10/01/21)	No Opt. Call	BBB+	25,467,780

138	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

$7,285	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company – Four Corners Project, Refunding Series 2005A, 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	Aa3	$7,328,564

10,100	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company – Four Corners Project, Refunding Series 2005B, 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	Aa3	10,079,800

3,275	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2016A, 5.000%, 6/01/19	No Opt. Call	AAA	3,560,711

15,340	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	16,575,944

	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
845	4.000%, 6/15/18	No Opt. Call	A+	876,020
1,340	5.000%, 6/15/19	No Opt. Call	A+	1,447,481
1,305	5.000%, 6/15/20	No Opt. Call	A+	1,442,156
1,455	5.000%, 6/15/21	No Opt. Call	A+	1,639,421
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,719,075
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,802,176
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,884,415
1,690	5.000%, 6/15/25	No Opt. Call	A+	1,971,858
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,034,736

14,955	State of New Mexico, State Severance Tax Revenue Bonds, Series 2014A, 5.000%, 7/01/23 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (4)	16,308,278
97,750	Total New Mexico			101,802,302

	New York – 4.9%

500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/22	No Opt. Call	A+	572,170

1,595	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19	No Opt. Call	AA	1,742,027

5	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19 (ETM)	No Opt. Call	N/R (4)	5,475

1,275	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA	1,463,891

355	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A–	408,108

12,270	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21	No Opt. Call	AAA	14,215,777

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (4)	5,803

3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/21	No Opt. Call	AAA	3,793,929

16,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Refunding Series 2016D, 5.000%, 2/15/20	No Opt. Call	AAA	17,759,680

NUVEEN	139

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
$400	0.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	$384,404
515	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	471,163
590	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	526,711
1,305	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,127,337

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
610	5.000%, 4/01/18 (ETM)	No Opt. Call	A– (4)	638,444
3,805	5.000%, 4/01/19 (ETM)	No Opt. Call	A– (4)	4,118,836

1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.500%, 4/01/22	4/19 at 100.00	A–	1,342,150

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A–	1,133,230

5,135	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/20	No Opt. Call	AA–	5,776,310

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
2,010	5.000%, 7/01/23	No Opt. Call	BBB+	2,288,948
1,000	5.000%, 7/01/24	No Opt. Call	BBB+	1,143,520
650	5.000%, 7/01/25	7/24 at 100.00	BBB+	734,942
1,000	5.000%, 7/01/26	7/24 at 100.00	BBB+	1,120,100
1,500	5.000%, 7/01/27	7/24 at 100.00	BBB+	1,670,175

10,300	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/17	No Opt. Call	AA	10,517,124

16,875	New York City, New York, General Obligation Bonds, Fiscal 2014 Series J, 5.000%, 8/01/19	No Opt. Call	AA	18,430,537

12,180	New York City, New York, General Obligation Bonds, Fiscal 2016 Series C, 5.000%, 8/01/21	No Opt. Call	AA	13,929,170

12,980	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	AA–	13,116,550

2,190	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Refunding Series 2013, 2.750%, 7/01/17	No Opt. Call	A–	2,203,775

38,230	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	41,326,630

6,960	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2009, 5.000%, 4/01/18	No Opt. Call	AA	7,290,391

2,850	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA	2,999,482

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B:
1,545	5.000%, 6/01/21	6/17 at 100.00	AA	1,566,058
6,230	5.000%, 6/01/22	6/17 at 100.00	AA	6,314,853

8,145	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C, 5.000%, 12/15/18	No Opt. Call	AAA	8,739,585

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	BBB+	562,510
500	5.000%, 7/01/27	7/24 at 100.00	BBB+	554,990

140	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$16,120	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2012B, 4.000%, 11/15/20	No Opt. Call	AA–	$17,604,974

	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
1,275	5.000%, 6/01/20	No Opt. Call	A	1,398,802
3,000	5.000%, 6/01/21	No Opt. Call	A	3,347,910
2,500	5.000%, 6/01/22	No Opt. Call	A	2,826,175
3,335	5.000%, 6/01/23	No Opt. Call	A	3,812,038
1,900	5.000%, 6/01/26	No Opt. Call	A	2,192,220

	Yonkers, New York, General Obligation Bonds, Refunding Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,519,080
2,510	3.000%, 8/15/23	No Opt. Call	A	2,548,127
208,675	Total New York			226,244,111

	North Carolina – 0.6%

2,125	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Refunding Series 2009A, 5.000%, 3/01/18	No Opt. Call	AA	2,220,285

3,050	Mecklenburg County Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2009, 5.000%, 3/01/18	No Opt. Call	AA+	3,180,997

2,950	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health, Series 2008, 4.000%, 2/15/17 – AGC Insured	No Opt. Call	AA	2,953,806

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
2,040	5.000%, 1/01/25	No Opt. Call	A	2,413,850
3,005	5.000%, 1/01/26	No Opt. Call	A	3,580,878
2,755	5.000%, 1/01/27	1/26 at 100.00	A	3,268,504

615	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015B, 5.000%, 1/01/23	No Opt. Call	A	710,399

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A:
1,035	5.000%, 5/01/19	No Opt. Call	AA+	1,123,161
5,195	5.000%, 5/01/20	5/19 at 100.00	AA+	5,621,354

3,605	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A, 5.000%, 5/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	AA+ (4)	3,907,315

235	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/20	No Opt. Call	AA+	261,571
26,610	Total North Carolina			29,242,120

	North Dakota – 0.8%

445	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/21 (ETM)	No Opt. Call	N/R (4)	508,039

100	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	114,166

2,470	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	A–	2,549,287

1,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/18	4/17 at 100.00	BBB–	1,003,170

1,130	West Fargo, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2012C, 3.000%, 5/01/17	No Opt. Call	A1	1,135,707

NUVEEN	141

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
$1,795	4.000%, 7/15/18	No Opt. Call	A	$1,858,848
1,000	4.000%, 7/15/19	No Opt. Call	A	1,053,860
2,105	4.000%, 7/15/20	No Opt. Call	A	2,242,920
2,185	4.000%, 7/15/21	No Opt. Call	A	2,348,525
2,275	4.000%, 7/15/22	No Opt. Call	A	2,456,022
2,365	5.000%, 7/15/23	7/22 at 100.00	A	2,652,655
2,485	5.000%, 7/15/24	7/22 at 100.00	A	2,759,394
5,485	5.000%, 7/15/25	7/22 at 100.00	A	6,061,254

	Williston, North Dakota, General Obligation Bonds, Refunding Improvement Series 2014:
800	4.000%, 5/01/17	No Opt. Call	A	805,800
800	4.000%, 5/01/18	No Opt. Call	A	823,352
725	4.000%, 5/01/19	No Opt. Call	A	757,009
800	4.000%, 5/01/20	No Opt. Call	A	838,832
800	4.000%, 5/01/21	No Opt. Call	A	847,088

6,035	Williston, North Dakota, Sales Tax Revenue Bonds, Series 2013A, 4.000%, 5/01/20 – AGM Insured	5/17 at 100.00	AA	6,076,702
34,800	Total North Dakota			36,892,630

	Ohio – 4.3%

	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	A1	2,272,660
2,655	5.000%, 11/15/22	5/22 at 100.00	A1	3,030,603

2,650	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/17 – AGC Insured	No Opt. Call	AA	2,658,957

3,745	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/17	No Opt. Call	Aaa	3,789,004

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
9,840	5.375%, 6/01/24	6/17 at 100.00	B–	9,156,907
63,930	5.125%, 6/01/24	6/17 at 100.00	B–	58,219,772
1,910	5.750%, 6/01/34	6/17 at 100.00	B–	1,741,977

	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
350	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	362,086
400	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	426,976
725	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	792,353
950	5.000%, 1/01/21 – AGM Insured	No Opt. Call	AA	1,059,497

3,220	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	3,326,968

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA	1,618,470
1,540	5.000%, 12/01/20	12/19 at 100.00	AA	1,682,034

1,620	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/21 (Pre-refunded 12/01/19)	12/19 at 100.00	AA (4)	1,788,561

	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014:
4,650	5.000%, 12/01/17	No Opt. Call	AA–	4,800,381
5,515	5.000%, 12/01/20	No Opt. Call	AA–	6,168,914

142	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
$500	4.000%, 6/15/17	No Opt. Call	Baa2	$504,475
1,015	5.000%, 6/15/19	No Opt. Call	Baa2	1,078,062
1,000	5.000%, 6/15/21	No Opt. Call	Baa2	1,090,650

1,000	Franklin County Convention Facilities Authority, Ohio, Tax and Lease Revenue Anticipation and Refunding Bonds, Columbus City & Franklin County Lessees, Series 2014, 5.000%, 12/01/23	No Opt. Call	Aa1	1,175,380

	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Medical Center, Refunding Series 2014S:
1,150	5.000%, 5/15/21	No Opt. Call	AA	1,306,848
340	5.000%, 5/15/22	No Opt. Call	AA	391,602
1,000	5.000%, 5/15/23	No Opt. Call	AA	1,162,270

1,600	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 5.000%, 2/01/20	No Opt. Call	A	1,745,840

1,610	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA+	1,776,410

	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
2,515	5.000%, 1/01/20	No Opt. Call	AA	2,765,242
1,700	5.000%, 1/01/23	No Opt. Call	AA	1,964,741

2,175	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	2,376,035

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
2,000	5.000%, 2/15/17	No Opt. Call	BB+	2,002,780
1,630	5.000%, 2/15/18	No Opt. Call	BB+	1,674,580
1,000	5.000%, 2/15/19	No Opt. Call	BB+	1,049,000
270	5.000%, 2/15/20	No Opt. Call	BB+	287,906
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,150,760

1,100	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 4.000%, 10/01/17	No Opt. Call	Aa3	1,119,184

1,060	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	CCC+	432,448

8,735	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)	No Opt. Call	CCC+	3,674,727

2,880	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18	No Opt. Call	B1	2,711,750

26,040	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	CCC+	11,306,568

1,525	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	CCC+	630,877

4,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	4,261,160

NUVEEN	143

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,375	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 2014, 2.250%, 9/01/33 (Mandatory put 9/01/18)	9/18 at 100.00	A3	$1,389,974

5,130	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2016C, 3.000%, 12/01/19	No Opt. Call	AA	5,369,776

6,685	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2013B, 5.000%, 8/01/21	No Opt. Call	AA+	7,677,923

6,450	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	7,424,530

12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	14,223,830

515	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009B, 5.000%, 1/01/18	No Opt. Call	Aa2	533,602

4,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	CCC+	1,834,560

655	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33	No Opt. Call	CCC+	271,733

5,455	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory put 7/01/20)	No Opt. Call	CCC+	2,254,933

1,760	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33	No Opt. Call	BB–	730,154

2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A1	2,309,544

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax) (6)	No Opt. Call	N/R	10
223,395	Total Ohio			195,555,984

	Oklahoma – 2.3%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
1,420	4.000%, 9/01/18	No Opt. Call	A+	1,477,808
1,435	4.000%, 9/01/19	No Opt. Call	A+	1,519,536
2,685	4.500%, 9/01/20	No Opt. Call	A+	2,925,979

6,350	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2013, 5.000%, 6/01/18	No Opt. Call	A+	6,663,055

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
6,015	5.000%, 6/01/19	No Opt. Call	A+	6,496,561
6,445	5.000%, 6/01/23	No Opt. Call	A+	7,488,059

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014:
675	5.000%, 7/01/17	No Opt. Call	A+	686,165
1,870	5.000%, 7/01/18	No Opt. Call	A+	1,967,595
2,575	5.000%, 7/01/19	No Opt. Call	A+	2,787,437

144	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Creek County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Sapulpa Public Schools Project, Series 2015:
$1,955	4.000%, 9/01/18	No Opt. Call	A+	$2,034,588
2,150	5.000%, 9/01/20	No Opt. Call	A+	2,383,963

	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2016:
3,820	5.000%, 9/01/17	No Opt. Call	A–	3,907,020
7,860	5.000%, 9/01/18	No Opt. Call	A–	8,302,675
2,500	5.000%, 9/01/20	No Opt. Call	A–	2,772,050
4,395	5.000%, 9/01/21	No Opt. Call	A–	4,937,387

	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016:
1,035	5.000%, 9/01/21	No Opt. Call	A–	1,150,775
1,000	5.000%, 9/01/27	9/26 at 100.00	A–	1,132,810
1,000	5.000%, 9/01/28	9/26 at 100.00	A–	1,124,380

	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2012:
5,000	3.000%, 3/01/17	No Opt. Call	A+	5,008,600
2,920	4.000%, 3/01/18	No Opt. Call	A+	3,004,213

1,875	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A–	1,920,844

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
310	4.000%, 9/01/17	No Opt. Call	A–	315,264
475	4.000%, 9/01/18	No Opt. Call	A–	493,805
525	5.000%, 9/01/19	No Opt. Call	A–	568,313
685	5.000%, 9/01/20	No Opt. Call	A–	756,617
745	5.000%, 9/01/21	No Opt. Call	A–	834,750

	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A:
225	4.000%, 10/01/18	No Opt. Call	AA–	235,800
175	4.000%, 10/01/19	No Opt. Call	AA–	187,079
360	5.000%, 10/01/20	No Opt. Call	AA–	404,024
645	5.000%, 10/01/21	No Opt. Call	AA–	738,680

1,385	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1997B, 7.050%, 6/01/17 – NPFG Insured (ETM)	No Opt. Call	AA–(4)	1,413,836

6,640	Tulsa County Independent School District 001 Tulsa, Oklahoma, General Obligation Bonds, Combined Purpose Series 2016B, 1.500%, 8/01/19	No Opt. Call	AA	6,658,393

7,555	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011, 5.000%, 9/01/19	No Opt. Call	AA–	8,219,689

1,545	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA–	1,693,459

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
1,025	5.000%, 9/01/22	No Opt. Call	AA–	1,177,120
6,105	5.000%, 9/01/23	No Opt. Call	AA–	7,091,690

NUVEEN	145

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
$2,100	5.000%, 9/01/21	No Opt. Call	AA–	$2,376,486
2,000	5.000%, 9/01/22	No Opt. Call	AA–	2,296,820

1,650	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2016, 4.000%, 9/01/18	No Opt. Call	A+	1,719,911
99,130	Total Oklahoma			106,873,236

	Oregon – 0.5%

	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	13,331,315
5,000	5.000%, 6/15/26	6/25 at 100.00	AA+	5,988,250

1,770	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2007, 1.500%, 10/01/18	No Opt. Call	A–	1,775,222

1,050	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	1,139,880
18,865	Total Oregon			22,234,667

	Pennsylvania – 7.2%

1,285	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B, 5.000%, 5/01/18	4/17 at 100.00	Baa3	1,287,364

7,555	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	7,961,006

	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2011:
6,550	5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	6,768,835
4,400	5.000%, 12/01/18 – AGM Insured	No Opt. Call	AA	4,700,388

5,965	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-73, 5.000%, 12/01/19	No Opt. Call	AA–	6,540,980

	Allentown School District, Lehigh County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
1,750	4.000%, 2/15/20 – AGM Insured	No Opt. Call	AA	1,860,145
1,650	4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,773,107

11,230	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008A, 2.150%, 3/01/17	No Opt. Call	B	7,074,900

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B:
6,790	3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	CCC+	2,807,733
10,025	2.500%, 12/01/41 (Mandatory put 6/01/17)	No Opt. Call	CCC+	5,614,000

3,530	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	CCC+	1,559,342

2,055	Berks County, Pennsylvania, General Obligation Bonds, Refunding Series 2008, 5.000%, 11/15/21 (Pre-refunded 11/15/18)	11/18 at 100.00	Aa1 (4)	2,198,727

1,000	Bucks County Water and Sewer Authority, Pennsylvania, Sewer System Revenue Bonds, Refunding Series 2016, 4.000%, 6/01/19 – BAM Insured	No Opt. Call	AA	1,055,990

146	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,120	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 7/01/19	No Opt. Call	AA	$1,161,070

7,910	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2014A, 4.000%, 8/15/19 – BAM Insured	No Opt. Call	AA	8,383,018

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
450	4.000%, 5/01/18	No Opt. Call	Baa3	459,023
450	5.000%, 5/01/19	No Opt. Call	Baa3	473,846

500	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010, 5.000%, 12/01/18	No Opt. Call	A+	533,850

3,435	Lancaster County, Pennsylvania, General Obligation Bonds, Series 2009A, 5.000%, 11/01/18 – AGM Insured	No Opt. Call	A1	3,654,497

6,240	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 0.900%, 9/01/29 (Mandatory put 9/01/17)	No Opt. Call	A1	6,229,330

8,585	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 0.900%, 2/15/27 (Mandatory put 8/15/17)	No Opt. Call	A1	8,569,633

1,075	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19	No Opt. Call	N/R	1,102,552

2,165	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A, 5.000%, 7/01/17	No Opt. Call	AA–	2,200,896

1,080	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 4.000%, 5/01/19	No Opt. Call	A	1,138,104

1,400	Monroe County Hospital Authority Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, 5.000%, 7/01/20	No Opt. Call	A–	1,539,482

3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23	6/22 at 100.00	A+	3,919,752

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,665	5.000%, 1/15/18	No Opt. Call	Baa2	1,718,846
1,310	5.000%, 1/15/19	No Opt. Call	Baa2	1,386,386
1,235	5.000%, 1/15/20	No Opt. Call	Baa2	1,331,750

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Exelon Generation Company, LLC Project, Refunding Series 2001B, 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	4,949,500

6,250	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1994A, 2.550%, 6/01/29 (Mandatory put 6/01/20)	No Opt. Call	BBB	6,221,563

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	4,969,250

7,500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	7,424,250

504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23, PIK (6)	4/17 at 100.00	N/R	201,404

NUVEEN	147

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$49	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23, PIK (6)	4/17 at 100.00	N/R	$19,651

7,145	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40	No Opt. Call	CCC+	2,953,529

2,330	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (Mandatory put 12/03/18)	12/18 at 100.00	B	1,011,896

37,800	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/03/18)	No Opt. Call	A–	37,648,800

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
290	5.000%, 1/01/20	7/19 at 100.00	Aaa	315,880
335	5.000%, 7/01/20	7/19 at 100.00	Aaa	364,684
5,750	5.000%, 7/01/21	1/18 at 100.00	Aaa	5,967,925
23,940	5.000%, 1/01/22	7/17 at 100.00	Aaa	24,361,583

1,900	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2008A, 6.750%, 10/01/18 (Alternative Minimum Tax)	No Opt. Call	AA–	2,062,203

1,600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 0.850%, 11/01/41 (Mandatory put 10/31/17)	No Opt. Call	A	1,598,848

2,600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Series 2014T-3, 1.350%, 5/01/34 (Mandatory put 4/30/18)	No Opt. Call	A–	2,598,284

6,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14, 1.500%, 11/01/31 (Mandatory put 5/01/18)	5/17 at 100.00	A	6,812,308

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
2,250	5.000%, 6/01/21	No Opt. Call	A3	2,526,120
15,000	5.000%, 6/01/22	No Opt. Call	A3	17,101,050
23,645	5.000%, 6/01/23	No Opt. Call	A3	27,140,677
12,485	5.000%, 6/01/24	No Opt. Call	A3	14,389,462
5,580	5.000%, 6/01/25	No Opt. Call	A3	6,423,250

17,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/20	No Opt. Call	A3	19,336,275

1,510	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series 2009A, 5.000%, 6/01/17	No Opt. Call	AA	1,530,430

	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Fourteenth Series 2016:
6,400	5.000%, 10/01/19	No Opt. Call	A	6,915,904
3,475	5.000%, 10/01/20	No Opt. Call	A	3,824,203
4,000	5.000%, 10/01/21	No Opt. Call	A	4,441,440

1,805	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	1,986,601

148	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D:
$1,795	5.000%, 9/01/17	No Opt. Call	A+	$1,829,213
1,525	5.000%, 9/01/18	No Opt. Call	A+	1,594,494

	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
1,120	4.000%, 12/01/18	No Opt. Call	A+	1,173,054
2,300	5.000%, 12/01/19	No Opt. Call	A+	2,510,910
3,305	5.000%, 12/01/20	No Opt. Call	A+	3,681,307
1,675	5.000%, 12/01/21	No Opt. Call	A+	1,896,536
1,500	5.000%, 12/01/22	No Opt. Call	A+	1,718,820

2,035	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	N/R	1,846,315

1,250	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding & Improvement Series 2011, 4.625%, 8/01/17	No Opt. Call	A–	1,264,162

2,500	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21 (Pre-refunded 3/15/19)	3/19 at 100.00	AA+ (4)	2,728,075
333,303	Total Pennsylvania			330,344,408

	Rhode Island – 0.1%

	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B:
700	5.000%, 7/01/19	No Opt. Call	BBB+	747,068
1,165	5.000%, 7/01/20	No Opt. Call	BBB+	1,264,969
1,360	5.000%, 7/01/21	No Opt. Call	BBB+	1,496,530

520	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2013C, 4.000%, 9/15/18	No Opt. Call	A+	541,642
3,745	Total Rhode Island			4,050,209

	South Carolina – 0.8%

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,375	5.000%, 12/01/21	No Opt. Call	AA	3,866,501
4,910	5.000%, 12/01/22	No Opt. Call	AA	5,717,057

	Greenwood Fifty School Facilities, Inc., South Carolina, Installment Purchase Revenue Refunding Bonds, Greenwood School District 50 Project, Series 2016:
1,000	4.000%, 12/01/18 – BAM Insured	No Opt. Call	AA	1,047,400
1,745	5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,904,336

	Kershaw County Public Schools Foundation, South Carolina, Installment Purchase Revenue Bonds, Kershaw County School District, Refunding Series 2015:
900	5.000%, 12/01/18	No Opt. Call	A1	955,719
1,050	5.000%, 12/01/19	No Opt. Call	A1	1,141,917
600	5.000%, 12/01/20	No Opt. Call	A1	665,886

960	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R (4)	1,121,395

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
1,020	5.000%, 8/01/22	No Opt. Call	Baa3	1,107,292
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,131,462

NUVEEN	149

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
$1,450	5.250%, 8/01/24	8/23 at 100.00	BBB+	$1,645,184
2,850	5.250%, 8/01/25	8/23 at 100.00	BBB+	3,201,405
3,500	5.250%, 8/01/26	8/23 at 100.00	BBB+	3,891,860
2,000	5.000%, 8/01/27	8/23 at 100.00	BBB+	2,170,560

1,100	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	AA–	1,262,107

1,140	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/22	No Opt. Call	AA–	1,328,066

	Sumter Two School Facilities, Inc., South Carolina, Installment Purchase Revenue Refunding Bonds, Sumter County School District 2 Project, Series 2016:
850	4.000%, 12/01/17 – BAM Insured	No Opt. Call	AA	869,542
1,500	5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,630,005
1,000	5.000%, 12/01/20 – BAM Insured	No Opt. Call	AA	1,106,430
31,985	Total South Carolina			35,764,124

	South Dakota – 0.2%

	Deadwood, South Dakota, Certificates of Participation, Refunding Series 2012:
1,580	3.000%, 11/01/17	No Opt. Call	A	1,601,946
770	3.000%, 11/01/18	No Opt. Call	A	791,930

415	South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%, 6/01/20	No Opt. Call	AA+	461,924

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
400	4.000%, 11/01/19	No Opt. Call	A+	427,128
320	4.000%, 11/01/20	No Opt. Call	A+	346,454
500	4.000%, 11/01/21	No Opt. Call	A+	544,995
650	5.000%, 11/01/24	No Opt. Call	A+	763,640

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015:
650	5.000%, 11/01/20	No Opt. Call	A+	727,246
550	5.000%, 11/01/21	No Opt. Call	A+	626,973
1,115	5.000%, 11/01/22	No Opt. Call	A+	1,291,850
6,950	Total South Dakota			7,584,086

	Tennessee – 0.7%

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
710	4.000%, 12/01/20	No Opt. Call	AA+	772,175
740	4.000%, 12/01/21	No Opt. Call	AA+	813,874

	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015:
2,190	4.000%, 9/01/19	No Opt. Call	AA	2,333,730
1,510	4.000%, 9/01/20	No Opt. Call	AA	1,634,394

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,030	5.000%, 1/01/19	No Opt. Call	A	1,093,211
2,500	5.000%, 1/01/20	No Opt. Call	A	2,715,875
1,500	4.000%, 1/01/21	No Opt. Call	A	1,604,265

150	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
$1,335	3.000%, 11/01/17	No Opt. Call	A	$1,349,992
250	3.000%, 11/01/18	No Opt. Call	A	255,443
1,070	4.000%, 11/01/19	No Opt. Call	A	1,129,000
810	4.000%, 11/01/20	No Opt. Call	A	862,771
500	4.000%, 11/01/21	No Opt. Call	A	536,305
1,030	5.000%, 11/01/22	11/21 at 100.00	A	1,142,332

	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
2,600	5.000%, 7/01/21	No Opt. Call	A+	2,948,140
1,870	5.000%, 7/01/22	No Opt. Call	A+	2,154,577

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/18	No Opt. Call	A–	2,641,050

265	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/18	No Opt. Call	A	279,546

1,400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	BBB+	1,400,000

	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015:
1,680	3.000%, 6/01/18	No Opt. Call	AA–	1,718,438
1,100	4.000%, 6/01/19	No Opt. Call	AA–	1,163,415
1,260	4.000%, 6/01/20	No Opt. Call	AA–	1,356,970
27,850	Total Tennessee			29,905,503

	Texas – 5.5%

20,415	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series 2012A, 5.000%, 8/15/23	No Opt. Call	AAA	24,232,809

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
1,040	5.000%, 1/01/21	No Opt. Call	BBB+	1,152,809
1,430	5.000%, 1/01/22	No Opt. Call	BBB+	1,609,208
2,500	5.000%, 1/01/23	No Opt. Call	BBB+	2,849,100
3,525	5.000%, 1/01/24	No Opt. Call	BBB+	4,018,994

	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
1,000	5.000%, 9/01/21	No Opt. Call	AA	1,126,210
650	5.000%, 9/01/22	No Opt. Call	AA	742,300

10,000	Cypress-Fairbanks Independent School District, Harris County, Texas, General Obligation Bonds, Refunding School Building Series 2016, 5.000%, 2/15/20	No Opt. Call	AAA	11,094,200

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	2,897,707
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,605,200

3,020	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,565,352

9,000	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Refunding Series 2015A, 5.000%, 8/15/19	No Opt. Call	AA+	9,823,140

NUVEEN	151

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$6,105	Harris County, Texas, General Obligation Bonds, Refunding Road Series 2009A, 5.250%, 10/01/18	No Opt. Call	AAA	$6,532,106

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
700	5.000%, 11/15/19	No Opt. Call	A3	760,046
575	5.000%, 11/15/20	No Opt. Call	A3	635,686
480	5.000%, 11/15/21	No Opt. Call	A3	537,048

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
11,635	5.000%, 11/15/22 – AGM Insured	No Opt. Call	AA	13,446,919
8,630	5.000%, 11/15/23 – AGM Insured	No Opt. Call	AA	10,084,414
5,205	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	6,126,181

2,250	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B, 5.000%, 7/01/20	No Opt. Call	A+	2,491,470

2,915	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2014C, 5.000%, 5/15/20	No Opt. Call	AA	3,247,193

11,565	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA	12,447,525

10,000	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2016A, 5.000%, 3/01/19	No Opt. Call	AA	10,782,400

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
500	5.000%, 11/01/18 (Alternative Minimum Tax)	No Opt. Call	A1	530,305
1,000	5.000%, 11/01/19 (Alternative Minimum Tax)	No Opt. Call	A1	1,088,160
1,000	5.000%, 11/01/20 (Alternative Minimum Tax)	No Opt. Call	A1	1,110,370
1,000	5.000%, 11/01/21 (Alternative Minimum Tax)	No Opt. Call	A1	1,126,690
1,000	5.000%, 11/01/22 (Alternative Minimum Tax)	No Opt. Call	A1	1,140,550
1,455	5.000%, 11/01/23 (Alternative Minimum Tax)	No Opt. Call	A1	1,663,691
1,500	5.000%, 11/01/24 (Alternative Minimum Tax)	No Opt. Call	A1	1,727,820

3,065	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, St. Joseph Health System, Refunding Series 2008B, 5.000%, 7/01/18	No Opt. Call	AA–	3,229,437

2,000	Lubbock, Texas, General Obligation Bonds, Tax & Waterworks System Surplus Revenue Certificates of Obligation, Series 2016, 5.000%, 2/15/19	No Opt. Call	AA+	2,148,000

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
845	3.000%, 12/01/18	No Opt. Call	Ba2	844,096
1,510	4.000%, 12/01/21	No Opt. Call	Ba2	1,537,301

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
1,715	5.000%, 8/15/19	No Opt. Call	Aa2	1,869,367
2,785	5.000%, 8/15/21	No Opt. Call	Aa2	3,170,472
2,000	5.000%, 8/15/22	No Opt. Call	Aa2	2,312,580
5,610	5.000%, 8/15/23	8/22 at 100.00	Aa2	6,484,823

7,640	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24	9/21 at 100.00	AA+	8,695,160

	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
4,000	5.000%, 1/01/22	No Opt. Call	A1	4,559,200
4,945	5.000%, 1/01/23	No Opt. Call	A1	5,721,019
7,020	5.000%, 1/01/24	No Opt. Call	A1	8,196,201

152	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$575	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	N/R (4)	$575,000

15,060	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/21	No Opt. Call	Aa1	17,079,998

5,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3	6,047,030

	Texas Southmost College District, Texas, General Obligation Bonds, Refunding Limited Tax Series 2014A:
1,460	4.000%, 2/15/17	No Opt. Call	AA–	1,461,767
2,485	5.000%, 2/15/18	No Opt. Call	AA–	2,582,859
2,560	5.000%, 2/15/19	No Opt. Call	AA–	2,742,989
2,745	5.000%, 2/15/20	No Opt. Call	AA–	3,016,892

2,695	Texas State, Public Financing Authority, General Obligation Bonds, Refunding Series 2009A, 5.000%, 10/01/17	No Opt. Call	AAA	2,771,349

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
4,475	5.250%, 11/01/17	No Opt. Call	BBB–	4,568,796
6,815	5.250%, 11/01/18	11/17 at 100.00	BBB–	6,924,994
7,550	5.250%, 11/01/20	11/17 at 100.00	BBB–	7,644,451

2,720	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011, 3.000%, 8/15/17	No Opt. Call	A	2,740,482
225,465	Total Texas			251,119,866

	Utah – 0.2%

2,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	2,059,600

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
500	5.000%, 9/01/17	No Opt. Call	A	511,145
515	5.000%, 9/01/18	No Opt. Call	A	543,418
1,250	5.000%, 9/01/19	No Opt. Call	A	1,354,125
1,090	5.000%, 9/01/20	No Opt. Call	A	1,202,368
2,065	5.000%, 9/01/21	No Opt. Call	A	2,316,021
7,420	Total Utah			7,986,677

	Vermont – 0.1%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A:
500	3.000%, 12/01/17	No Opt. Call	A–	507,670
700	3.000%, 12/01/18	No Opt. Call	A–	719,565
725	4.000%, 12/01/19	No Opt. Call	A–	771,197
1,925	Total Vermont			1,998,432

	Virginia – 1.0%

10,540	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Company Project, Series 2010A, 2.150%, 12/01/41	No Opt. Call	A2	10,624,531

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA	1,093,050

NUVEEN	153

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$6,450	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.750%, 11/01/35 (Mandatory put 5/16/19)	No Opt. Call	A2	$6,497,472

1,680	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal Associates Project-DETC Issue, Refunding Series 2003, 1.550%, 10/01/33 (Mandatory put 10/01/19)	No Opt. Call	BBB	1,664,930

	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014:
1,000	5.000%, 10/01/17	No Opt. Call	A	1,024,970
1,000	5.000%, 10/01/18	No Opt. Call	A	1,057,460
1,000	5.000%, 10/01/19	No Opt. Call	A	1,085,920

10,000	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory put 9/01/20)	No Opt. Call	A2	10,059,500

11,990	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40 (Mandatory put 6/01/20)	No Opt. Call	A2	11,909,787

2,770	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.875%, 5/01/33 (Mandatory put 5/16/19)	No Opt. Call	A2	2,794,099
47,430	Total Virginia			47,811,719

	Washington – 2.7%

10,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	11,808,200

5,000	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C, 5.000%, 7/01/25	No Opt. Call	Aa1	6,034,050

	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Refunding Series 2016:
6,485	5.000%, 12/01/23	No Opt. Call	A	7,422,472
7,285	5.000%, 12/01/24	No Opt. Call	A	8,358,955

	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2015B:
2,000	5.000%, 3/01/19	No Opt. Call	AA–	2,149,620
1,005	5.000%, 3/01/20	No Opt. Call	AA–	1,109,098

	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
1,100	5.000%, 12/01/18	No Opt. Call	A+	1,172,193
1,510	5.000%, 12/01/20	No Opt. Call	A+	1,685,975
2,095	5.000%, 12/01/21	No Opt. Call	A+	2,381,386

3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	3,245,220

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,500	5.000%, 1/01/21	No Opt. Call	A	1,673,490
3,730	5.000%, 1/01/22	No Opt. Call	A	4,219,674
1,950	5.000%, 1/01/24	No Opt. Call	A	2,248,467
1,310	5.000%, 1/01/25	No Opt. Call	A	1,522,430

154	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$1,060	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21	No Opt. Call	A+	$1,206,587

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B, 4.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA–	10,900,500

10,695	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding Series 2012B, 5.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA–	12,132,729

2,600	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005D, 1.250%, 11/01/17	No Opt. Call	A–	2,603,328

6,000	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2008, 2.125%, 6/01/20	6/19 at 100.00	A–	6,025,020

5,645	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, TEMPS 70 Series 2016B, 2.800%, 7/01/21	7/17 at 100.00	N/R	5,437,151

20,125	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C, 5.000%, 7/01/21	No Opt. Call	AA+	23,049,766

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19 (Pre-refunded 7/01/18)	7/18 at 100.00	AA+ (4)	9,205,393
112,810	Total Washington			125,591,704

	West Virginia – 0.7%

6,210	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	A–	6,199,257

4,550	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (Alternative Minimum Tax)	No Opt. Call	Baa3	4,304,391

10,590	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Refunding Series 2015A, 1.900%, 3/01/40	No Opt. Call	A–	10,583,434

6,765	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	6,583,495

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	Baa1	1,162,851

260	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/18 – AMBAC Insured	No Opt. Call	N/R	271,076

2,480	West Virginia University, Revenue Bonds, West Virginia University Projects, Series 2000A, 0.000%, 4/01/17 – AMBAC Insured	No Opt. Call	Aa3	2,476,305
31,875	Total West Virginia			31,580,809

	Wisconsin – 1.7%

5,145	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-3, 2.000%, 7/01/29 (Mandatory put 6/01/21) (Alternative Minimum Tax)	No Opt. Call	A–	5,080,224

950	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A, 5.000%, 12/01/19	No Opt. Call	Aa3	1,043,357

7,730	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 1.375%, 11/15/38 (Mandatory put 12/03/19)	No Opt. Call	AA+	7,653,550

NUVEEN	155

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 4.000%, 11/15/43 (Mandatory put 3/01/18)	No Opt. Call	AA+	$3,092,430

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010B:
5,000	5.000%, 7/15/17	No Opt. Call	A+	5,084,900
5,000	5.000%, 7/15/18	No Opt. Call	A+	5,246,600
5,680	5.000%, 7/15/19	No Opt. Call	A+	6,112,362

2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A+	3,130,467

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2012B:
675	4.000%, 8/15/17	No Opt. Call	AA–	686,097
1,475	5.000%, 8/15/18	No Opt. Call	AA–	1,561,258

6,285	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	AA–	7,301,410

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2010:
1,555	5.000%, 12/01/17	No Opt. Call	AA–	1,601,183
1,635	5.000%, 12/01/18	No Opt. Call	AA–	1,733,460
1,710	5.000%, 12/01/19	No Opt. Call	AA–	1,858,462

3,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A3	3,600,170

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C:
750	5.000%, 8/15/18 (ETM)	No Opt. Call	N/R (4)	794,842
315	5.000%, 8/15/20 (ETM)	No Opt. Call	N/R (4)	353,121
1,480	5.000%, 8/15/21 (ETM)	No Opt. Call	N/R (4)	1,696,672

55	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	64,129

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
7,230	5.250%, 5/01/20	5/19 at 100.00	AA–	7,882,507
35	5.375%, 5/01/25	5/19 at 100.00	AA–	38,149
2,550	5.750%, 5/01/29	5/19 at 100.00	AA–	2,792,811

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
5	5.375%, 5/01/25 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	5,353
270	5.750%, 5/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	288,989

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
5,000	5.000%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	5,446,200
675	5.000%, 7/01/22 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	735,237
1,770	5.000%, 7/01/23 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	1,927,955

	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
670	5.000%, 7/01/25	7/24 at 100.00	A1	782,258
1,000	5.000%, 7/01/26	7/24 at 100.00	A1	1,158,020
725	5.000%, 7/01/27	7/24 at 100.00	A1	834,547
74,715	Total Wisconsin			79,586,720
$4,291,102	Total Municipal Bonds (cost $4,523,772,229)			4,499,993,701

156	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$132	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$79,357

35	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/55	N/R	17,320
$167	Total Corporate Bonds (cost $14,944)				96,677

Shares	Description (1), (9)				Value

	INVESTMENT COMPANIES – 0.8%

5,150,000	Eaton Vance Municipal Bond Fund II Institutional Munifund Term Preferred Shares iMTPs				$5,150,721

15,000,000	Eaton Vance Municipal Income Trust				15,001,800

14,450,000	Eaton Vance Pennsylvania Municipal Bond Fund Institutional Munifund Term Preferred Shares iMTPs				14,452,023
	Total Investment Companies (cost $34,600,000)				34,604,544
	Total Long-Term Investments (cost $4,558,387,173)				597,147,411

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.2%

	MUNICIPAL BONDS – 0.2%

	National – 0.0%

$469	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C, Variable Rate Demand Obligations, Series 2014, 1.190%, 11/15/17 (10)		No Opt. Call	A+	$468,518

	Florida – 0.2%

10,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Tender Option Bond Floater 2008-2539, Variable Rate Demand Obligations, 0.700%, 7/01/32 (10)		7/17 at 101.00	VMIG-1	10,000,000
$10,469	Total Short-Term Investments (cost $10,469,015)				10,468,518
	Total Investments (cost $4,568,856,188) – 99.1%				4,545,163,440
	Other Assets Less Liabilities – 0.9%				42,290,875
	Net Assets – 100%				$4,587,454,315

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	157

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,499,993,701	$—	$4,499,993,701
Corporate Bonds	—	—	96,677	96,677
Investment Companies	34,604,544	—	—	34,604,544
Short-Term Investments:
Municipal Bonds	—	10,468,518	—	10,468,518
Total	$34,604,544	$4,510,462,219	$96,677	$4,545,163,440

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2017, the cost of investments was $4,566,428,408.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$48,083,962
Depreciation	(69,348,930)
Net unrealized appreciation (depreciation) of investments	$(21,264,968)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on this security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

PIK	All or portion of this security is payment-in-kind.

158	NUVEEN

Nuveen High Yield Municipal Bond Fund

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 104.7%

	MUNICIPAL BONDS – 101.9%

	Alabama – 1.3%

$16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30 (4)	8/20 at 100.00	N/R	$12,798,080

10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	4/17 at 100.00	B3	9,602,100

3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	4/17 at 100.00	B3	3,878,025

10,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45	9/25 at 100.00	N/R	9,931,800

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Methodist Home for the Aging, Refunding Series 2015-1:
1,350	5.750%, 6/01/35	6/26 at 100.00	N/R	1,390,163
2,500	5.750%, 6/01/45	6/26 at 100.00	N/R	2,546,775

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
3,425	5.125%, 4/01/17 – AMBAC Insured	3/17 at 100.00	B1	3,435,309
1,900	5.125%, 4/01/19 – AMBAC Insured	4/17 at 100.00	B1	1,907,733

	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	0.000%, 10/01/38 – AGM Insured	10/23 at 105.00	AA	12,900,870
5,000	0.000%, 10/01/42 – AGM Insured	10/23 at 105.00	AA	3,930,150
2,520	0.000%, 10/01/46 – AGM Insured (5)	10/23 at 105.00	AA	1,976,940
10,000	0.000%, 10/01/50 – AGM Insured	10/23 at 105.00	AA	7,850,100

34,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BBB–	39,663,996

31,835	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	30,440,627

10,000	Phoenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (Alternative Minimum Tax)	11/22 at 100.00	BBB	10,032,700

7,760	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	5,443,873
167,325	Total Alabama			157,729,241

	Arizona – 2.9%

1,750	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2016-XF0393, 17.098%, 1/01/31 (Pre-refunded 1/01/18) (IF), (6), 144A	1/18 at 100.00	AA– (7)	2,027,270

4,250	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2046, 17.677%, 1/01/32 (Pre-refunded 1/01/18) (IF), (6)	1/18 at 100.00	AA– (7)	4,942,750

NUVEEN	159

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A:
$1,670	5.125%, 7/01/37 (WI/DD, Settling 2/02/17)	7/26 at 100.00	BB	$1,685,665
2,000	5.250%, 7/01/47 (WI/DD, Settling 2/02/17)	7/26 at 100.00	BB	2,014,940

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29	7/24 at 100.00	N/R	673,641
650	5.000%, 7/15/33	7/24 at 100.00	N/R	665,418
750	5.000%, 7/15/38	7/24 at 100.00	N/R	757,418

1,072	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39	7/24 at 100.00	N/R	1,085,014

2,100	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 5.000%, 7/01/39	7/25 at 100.00	N/R	1,977,675

352	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	4/17 at 100.00	N/R	353,049

3,250	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba1	3,439,280

4,540	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	BB+	4,447,656

475	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2016, 5.250%, 7/15/40	7/26 at 100.00	BBB–	502,555

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	4/17 at 100.00	N/R	410,794

1,685	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts Project, Series 2008, 7.250%, 7/01/48	11/19 at 100.00	N/R	1,739,223

5,365	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41	7/21 at 100.00	N/R	5,879,557

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A:
1,880	5.000%, 7/01/35	7/25 at 100.00	BB	1,884,380
3,130	5.000%, 7/01/46	7/25 at 100.00	BB	3,073,097

13,105	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012, 7.500%, 7/01/42 (4)	7/22 at 100.00	N/R	4,586,619

640	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.000%, 7/01/32	7/21 at 100.00	BB+	685,971

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
3,000	6.500%, 7/01/34	7/24 at 100.00	Ba1	3,348,180
10,000	6.750%, 7/01/44	7/24 at 100.00	Ba1	11,260,600

3,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	Ba1	2,876,940

5,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	Ba1	4,793,650

160	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
$2,410	7.250%, 7/01/32 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	$2,863,610
4,225	7.500%, 7/01/42 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	5,055,213

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015:
650	5.000%, 7/01/35	7/25 at 100.00	BBB–	664,762
1,195	5.000%, 7/01/45	7/25 at 100.00	BBB–	1,209,687

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014:
21,375	5.000%, 2/01/29	2/24 at 100.00	B+	20,645,258
18,375	5.125%, 2/01/34	2/24 at 100.00	B+	17,406,638
24,530	5.375%, 2/01/41	2/24 at 100.00	B+	23,556,159

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337:
2,080	16.285%, 6/01/34 – AGM Insured (IF), (6)	6/22 at 100.00	A	2,915,869
1,500	15.329%, 6/01/42 – AGM Insured (IF), (6)	6/22 at 100.00	A	1,949,220
375	15.329%, 6/01/42 – AGM Insured (IF), (6)	6/22 at 100.00	A	487,305
1,265	15.329%, 6/01/42 – AGM Insured (IF), (6)	6/22 at 100.00	A	1,643,842
975	15.311%, 6/01/42 – AGM Insured (IF), (6)	6/22 at 100.00	A	1,266,613
775	15.307%, 6/01/42 – AGM Insured (IF), (6)	6/22 at 100.00	A	1,006,717

5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB), (6)	6/22 at 100.00	A	5,374,350

9,425	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	8,559,125

6,395	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	5,743,797

4,690	Phoenix Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Christian Care Manor I and Christian Care Manor II, Inc. Project, Series 2005A, 5.500%, 7/01/35	4/17 at 100.00	Baa2	4,697,223

3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BB–	3,584,558

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,075,480
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	1,945,656

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
1,305	6.000%, 7/01/33	7/20 at 102.00	BB	1,318,559
2,110	5.700%, 7/01/35	7/20 at 102.00	BB	2,060,563
1,330	6.000%, 7/01/43	7/20 at 102.00	BB	1,324,733
800	6.000%, 7/01/48	7/20 at 102.00	BB	791,040

1,895	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 7.375%, 7/01/49	7/20 at 102.00	BB	2,005,137

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
3,445	5.250%, 7/01/36	7/26 at 100.00	BB	3,169,331
5,700	5.375%, 7/01/46	7/26 at 100.00	BB	5,121,279
6,830	5.500%, 7/01/51	7/26 at 100.00	BB	6,139,487

NUVEEN	161

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
$1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	$1,967,824
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,694,438

8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 9.000%, 2/01/44	2/24 at 100.00	N/R	9,805,948

2,660	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48	2/24 at 100.00	N/R	2,476,699

7,825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (7)	9,009,157

2,250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, American Charter School Foundation, Series 2007A, 5.625%, 7/01/38	7/17 at 100.00	N/R	2,133,338

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
525	7.000%, 1/01/22	No Opt. Call	B	516,742
4,275	7.375%, 1/01/32	1/22 at 100.00	B	3,967,243
6,695	7.500%, 1/01/42	1/22 at 100.00	B	6,037,283

5,770	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A, 5.000%, 12/15/34	6/25 at 100.00	BB	5,507,119

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010:
1,190	6.000%, 6/01/40 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (7)	1,317,378
2,750	6.100%, 6/01/45 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (7)	3,050,658

2,815	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	Baa3 (7)	3,028,884

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Tender Option Bond Trust 2015-XF0087, 13.895%, 9/01/39 (IF)	3/18 at 100.00	AA	3,538,502

	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series 2008:
450	6.625%, 12/01/17	No Opt. Call	B–	449,469
14,560	7.000%, 12/01/27	12/17 at 102.00	B–	13,451,547

19,225	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	B+	20,759,155

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	BBB+	67,686
80	5.250%, 12/01/28	No Opt. Call	BBB+	93,297
26,530	5.500%, 12/01/37	No Opt. Call	BBB+	28,872,334

4,425	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	4/17 at 100.00	A+	4,433,939

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,163,613
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,380,832

162	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,200	The Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	Baa3	$1,243,896

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
7,287	5.750%, 7/01/22	4/17 at 100.00	N/R	7,063,143
9,965	6.000%, 7/01/30	4/17 at 100.00	N/R	9,374,175

4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 5.125%, 3/01/42	9/22 at 100.00	BB+	4,333,707

	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2011:
3,090	7.625%, 3/01/31	3/21 at 100.00	BB+	3,460,738
1,830	7.875%, 3/01/42	3/21 at 100.00	BB+	2,062,483

1,340	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	1,242,100
360,196	Total Arizona			358,195,880

	California – 17.9%

	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	AA	538,248
5,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AA	2,748,185
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	2,029,191

1,810	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.000%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	2,165,231

	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
10,075	5.000%, 3/01/41	3/26 at 100.00	Ba3	9,541,529
13,900	5.000%, 3/01/46	3/26 at 100.00	Ba3	13,097,970

3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, School Facilities Improvement District 1, Tender Option Bond Trust 2016-XG0071, 15.061%, 8/01/47 (IF), (6)	8/23 at 100.00	A+	4,677,150

1,000	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	4/17 at 100.00	N/R	1,000,620

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	256,252

7,275	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	7,311,521

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42 (5)	5/40 at 100.00	Aa2	937,737
11,860	0.000%, 5/01/47 (5)	5/40 at 100.00	Aa2	6,508,056

19,315	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2014S-6, 5.000%, 10/01/54 (UB), (6)	10/24 at 100.00	AA–	21,220,232

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2015-XF2179:
1,085	16.018%, 4/01/31 (Pre-refunded 4/01/17) (IF), (6)	4/17 at 100.00	AA (7)	1,116,053
1,250	18.069%, 4/01/43 (Pre-refunded 4/01/18) (IF), (6)	4/18 at 100.00	AA (7)	1,517,500
1,000	16.569%, 4/01/47 (Pre-refunded 4/01/18) (IF), (6)	4/18 at 100.00	AA (7)	1,196,600
1,250	16.569%, 4/01/47 (Pre-refunded 4/01/18) (IF), (6)	4/18 at 100.00	AA (7)	1,495,750

NUVEEN	163

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	$1,087,826

2,875	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	3,064,836

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	4/17 at 100.00	N/R	1,054,610

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,094,580

1,595	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,683,746

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	4/17 at 100.00	N/R	1,001,700

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
830	5.600%, 9/01/25	4/17 at 101.00	N/R	815,243
2,315	5.650%, 9/01/30	4/17 at 101.00	N/R	2,215,478

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	4/17 at 100.00	N/R	838,242
2,065	5.500%, 9/01/35	4/17 at 100.00	N/R	2,013,313

2,195	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,655,840

10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	10,969,600

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
1,500	5.650%, 6/01/41	12/18 at 100.00	B2	1,526,490
1,175	5.700%, 6/01/46	12/18 at 100.00	B2	1,195,762

2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	4/17 at 100.00	B1	1,925,780

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	4/17 at 100.00	B–	6,710,900

50,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	4/17 at 19.20	N/R	6,103,500

20,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016B, 5.000%, 11/15/46 (UB), (6)	11/26 at 100.00	AA–	22,259,000

	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353:
2,500	18.468%, 11/15/40 (IF), (6)	11/21 at 100.00	AA	3,996,700
1,500	18.468%, 11/15/40 (IF), (6)	11/21 at 100.00	AA	2,398,020
4,000	17.462%, 11/15/40 (IF), (6)	11/21 at 100.00	AA	6,058,400

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002:
1,250	15.358%, 4/01/42 (IF), (6)	4/22 at 100.00	AA–	1,692,650
605	15.329%, 4/01/42 (IF), (6)	4/22 at 100.00	AA–	818,795

164	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Bond Trust 2015-XF0152:
$540	16.068%, 8/15/43 (IF), (6)	8/24 at 100.00	AA	$749,709
1,250	16.091%, 8/15/51 (IF), (6)	8/22 at 100.00	AA	1,759,400

	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
465	19.562%, 10/01/33 (IF), (6)	10/24 at 100.00	AA–	756,671
460	19.600%, 10/01/38 (IF), (6)	10/24 at 100.00	AA–	709,702
3,150	19.720%, 10/01/44 (IF), (6)	10/24 at 100.00	AA–	4,626,090
2,000	19.720%, 10/01/44 (IF), (6)	10/24 at 100.00	AA–	2,937,200
2,000	19.720%, 10/01/44 (IF), (6)	10/24 at 100.00	AA–	2,937,200
845	19.655%, 10/01/44 (IF), (6)	10/24 at 100.00	AA–	1,239,556

1,020	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF1034, 19.738%, 10/01/44 (IF), (6)	10/24 at 100.00	AA–	1,497,972

1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	1,954,402

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
1,800	19.476%, 8/15/51 (IF), (6)	8/22 at 100.00	AA	2,640,060
1,610	19.466%, 8/15/51 (IF), (6)	8/22 at 100.00	AA	2,360,968

3,335	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB), (6)	8/25 at 100.00	AA	3,662,497

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
2,000	15.731%, 8/15/51 (IF), (6)	8/22 at 100.00	AA	2,746,720
2,385	15.727%, 8/15/51 (IF), (6)	8/22 at 100.00	AA	3,275,201

4,690	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41 (UB)	11/25 at 100.00	AA–	5,221,799

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XF2221:
2,500	19.928%, 8/15/42 (IF)	8/20 at 100.00	AA–	3,900,400
2,000	19.928%, 8/15/42 (IF)	8/20 at 100.00	AA–	3,120,320

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XG0048:
2,500	19.480%, 8/15/42 (IF), (6)	8/20 at 100.00	AA–	3,900,400
2,500	19.480%, 8/15/42 (IF), (6)	8/20 at 100.00	AA–	3,900,400

4,320	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond Trust 2016-XF2308, 8.872%, 2/01/30 (Alternative Minimum Tax) (IF), (6)	4/17 at 100.00	AA–	4,331,664

1,015	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	AA+	1,066,410

17,250	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39 (Pre-refunded 2/01/19)	2/19 at 100.00	A– (7)	18,364,868

1,425	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/46	6/26 at 100.00	BB+	1,314,349

NUVEEN	165

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$4,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	$4,265,880

2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BBB–	2,030,400

1,195	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	BB	1,196,733

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
2,750	5.250%, 8/01/42	8/22 at 100.00	BB	2,796,393
675	5.300%, 8/01/47	8/22 at 100.00	BB	686,367

1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A , 7.000%, 6/01/34	6/22 at 102.00	N/R	2,207,813

495	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Taxable Series 2014B , 7.250%, 6/01/18	No Opt. Call	N/R	495,426

1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49	8/24 at 100.00	BB–	1,728,989

925	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45	8/26 at 100.00	N/R	891,857

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
870	6.750%, 10/01/28	10/18 at 100.00	N/R	892,646
1,000	7.000%, 10/01/39	10/18 at 100.00	N/R	1,026,680

1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,379,868

8,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	9,482,614

5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	5,671,000

7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	8,703,680

2,225	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB	2,425,606

3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	10/21 at 100.00	BB+	3,236,524

	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A:
3,000	5.000%, 11/01/36	11/26 at 100.00	N/R	3,002,070
3,935	5.000%, 11/01/46	11/26 at 100.00	N/R	3,859,527

	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32	1/22 at 100.00	N/R	611,416
530	6.875%, 1/01/42	1/22 at 100.00	N/R	570,307

1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,221,794

625	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014B, 5.500%, 1/01/19	No Opt. Call	N/R	621,206

166	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
$500	8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (7)	$590,845
1,040	8.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	AA (7)	1,242,966

1,170	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/47	11/26 at 100.00	BBB–	1,255,749

1,085	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB–	1,134,248

3,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%, 12/01/27 (Alternative Minimum Tax)	12/23 at 102.00	N/R	3,354,050

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
18,955	5.000%, 7/01/37 (Alternative Minimum Tax)	7/22 at 100.00	Baa3	19,435,699
12,940	5.000%, 11/21/45 (Alternative Minimum Tax)	7/22 at 100.00	Baa3	13,203,847

	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A:
4,350	5.000%, 7/01/36	7/26 at 100.00	BB+	4,249,428
2,360	5.000%, 7/01/46	7/26 at 100.00	BB+	2,245,705

	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A:
2,755	5.000%, 6/01/42	6/26 at 100.00	N/R	2,532,451
1,025	5.000%, 6/01/52	6/26 at 100.00	N/R	912,076

	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
2,010	5.000%, 6/01/42	6/26 at 100.00	N/R	1,860,436
1,100	5.000%, 6/01/52	6/26 at 100.00	N/R	986,425

	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A:
5,915	5.750%, 6/01/42	6/26 at 100.00	N/R	5,346,569
5,065	5.875%, 6/01/52	6/26 at 100.00	N/R	4,545,230

	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A:
2,525	5.000%, 6/01/42	6/26 at 100.00	N/R	2,440,362
2,930	5.000%, 6/01/52	6/26 at 100.00	N/R	2,758,947

1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB–	1,036,490

11,770	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47 (4)	6/20 at 102.00	N/R	5,885,471

	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34	6/24 at 100.00	BB+	1,288,025
2,390	6.000%, 6/01/44	6/24 at 100.00	BB+	2,568,414

	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34	2/24 at 100.00	BB–	2,197,433
4,960	6.750%, 8/01/44	2/24 at 100.00	BB–	5,505,699

NUVEEN	167

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,000	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 4.125%, 7/01/35	7/25 at 100.00	BBB	$1,779,800

1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45	11/24 at 100.00	N/R	1,394,068

690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BBB–	715,496

	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A:
1,280	5.750%, 7/01/41	7/26 at 100.00	BB+	1,296,640
1,250	6.000%, 7/01/51	7/26 at 100.00	BB+	1,262,900

10,540	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1029, 16.098%, 9/01/32 (IF), (6)	9/23 at 100.00	Aa3	16,295,999

1,500	California State, General Obligation Bonds, Series 2015, 5.000%, 3/01/45 (UB), (6)	3/25 at 100.00	AA–	1,690,935

10,000	California State, General Obligation Bonds, Series 2016, 5.000%, 9/01/45 (UB), (6)	9/26 at 100.00	AA–	11,430,900

	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039:
125	15.659%, 10/01/37 (IF), (6)	10/24 at 100.00	AA–	192,650
815	15.615%, 10/01/37 (IF), (6)	10/24 at 100.00	AA–	1,254,717
1,570	15.591%, 10/01/37 (IF), (6)	10/24 at 100.00	AA–	2,415,618
15,725	15.659%, 4/01/43 (IF), (6)	4/23 at 100.00	AA–	22,831,442
1,250	16.020%, 10/01/44 (IF), (6)	10/24 at 100.00	AA–	1,908,200

4,500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 18.180%, 3/01/40 – AGM Insured (IF), (6)	3/20 at 100.00	AA	6,506,820

1,250	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1037, 15.671%, 8/01/35 (IF), (6)	8/24 at 100.00	AA–	1,938,750

	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
2,500	15.577%, 11/01/43 (IF), (6)	11/23 at 100.00	Aa3	3,726,400
1,875	15.568%, 11/01/43 (IF), (6)	11/23 at 100.00	Aa3	2,794,181
725	15.577%, 5/01/44 (IF), (6)	5/24 at 100.00	Aa3	1,088,196
750	12.036%, 11/01/44 (IF), (6)	11/24 at 100.00	Aa3	812,040

	California State, General Obligation Bonds, Various Purpose, Series 2015:
14,520	5.000%, 8/01/45 (UB), (6)	8/25 at 100.00	AA–	16,451,596
3,055	4.000%, 8/01/45 (UB), (6)	8/25 at 100.00	AA–	3,121,324

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
34,785	5.250%, 12/01/44	12/24 at 100.00	BB+	36,230,317
88,795	5.500%, 12/01/54	12/24 at 100.00	BB+	93,102,445

99,235	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56	6/26 at 100.00	BB	102,480,977

1,500	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.250%, 11/01/42	11/20 at 102.00	N/R	1,534,650

2,725	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A, 5.250%, 7/01/42 (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (7)	2,775,658

168	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$6,570	California Statewide Communities Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.200%, 9/02/36 (Pre-refunded 3/02/17)	3/17 at 103.00	N/R (7)	$6,770,911

1,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33 (Pre-refunded 6/01/17)	6/17 at 102.00	Aaa	1,036,070

1,950	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42 (Pre-refunded 6/01/19)	6/19 at 100.00	Aaa	2,208,902

2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	2,957,986

1,385	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (7)	1,641,834

	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010:
225	6.000%, 10/01/29	10/19 at 100.00	BBB+	244,123
4,650	6.250%, 10/01/39	10/19 at 100.00	BBB+	5,073,011

440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 19.023%, 11/15/49 – AGM Insured (IF), (6)	11/24 at 100.00	AA	696,608

40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	406

	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
7,210	5.000%, 6/01/36	6/26 at 100.00	N/R	7,130,257
8,150	5.000%, 6/01/46	6/26 at 100.00	N/R	7,872,330

2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2016-XG0041, 17.272%, 7/01/47 (Pre-refunded 7/01/18) – AGM Insured (IF)	7/18 at 100.00	AA (7)	3,479,280

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,040,690

500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)	7/17 at 100.00	AA+ (7)	509,860

1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,238,699

	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A:
3,245	5.375%, 9/01/35	9/25 at 100.00	N/R	3,163,583
3,285	5.625%, 9/01/45	9/25 at 100.00	N/R	3,236,612

1,500	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	9/25 at 100.00	N/R	1,596,810

1,950	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	2,095,158

NUVEEN	169

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
$3,925	5.000%, 9/02/35	9/25 at 100.00	N/R	$4,110,731
1,375	5.000%, 9/02/40	9/25 at 100.00	N/R	1,429,753

4,070	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	4,288,559

1,250	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%, 9/02/44	9/24 at 100.00	N/R	1,296,513

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016B:
1,690	5.000%, 9/02/36	9/26 at 100.00	N/R	1,746,700
2,190	5.000%, 9/02/46	9/26 at 100.00	N/R	2,241,837

2,220	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,575,533

135	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Taxable Series 2011B, 8.750%, 12/01/18	No Opt. Call	N/R	132,817

5,000	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	5,756,550

530	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39 (Alternative Minimum Tax)	4/17 at 100.00	N/R	530,429

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A:
1,000	5.400%, 11/01/27	11/17 at 102.00	N/R	1,027,080
6,280	5.500%, 11/01/38	11/17 at 102.00	N/R	6,370,495

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31	11/21 at 100.00	N/R	1,426,063
2,250	7.500%, 11/01/41	11/21 at 100.00	N/R	2,586,848

14,335	California Statewide Community Development Authority, Revenue Bonds, Children’s Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	14,472,324

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
6,360	5.750%, 7/01/30 (9)	4/17 at 100.00	CCC	6,090,336
14,960	5.500%, 7/01/35 (9)	4/17 at 100.00	CCC	13,977,128
13,000	5.500%, 7/01/39 (9)	4/17 at 100.00	CCC	11,531,910

3,235	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.250%, 7/01/25 (9)	4/17 at 100.00	CCC	3,159,042

3,920	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	4/17 at 100.00	N/R	3,922,156

15,955	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46 (UB), (6)	11/25 at 100.00	AA–	17,676,704

6,915	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2015-XF2186, 17.172%, 11/15/48 (IF), (6)	5/18 at 100.00	AA–	8,066,486

170	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$6,555	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XF2351, 17.462%, 11/15/48 (IF), (6)	5/18 at 100.00	AA–	$7,646,801

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,039,050

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
980	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	1,023,620
155	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	162,242

450	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 (Pre-refunded 9/01/18) – AMBAC Insured	9/18 at 100.00	N/R (7)	479,691

2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2015-XF0229, 16.163%, 8/01/38 (IF)	8/23 at 100.00	Aa1	3,824,500

665	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%, 9/01/37	9/24 at 103.00	N/R	705,964

855	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos, Refunding Series 2017, 5.000%, 9/01/34	9/24 at 103.00	N/R	916,201

500	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B, 5.000%, 9/01/35	9/23 at 100.00	N/R	526,305

1,250	Dana Point, California, Special Tax Bonds, Community Facilities District No. 2006-1, Series 2014, 5.000%, 9/01/45	9/23 at 100.00	N/R	1,307,688

	Desert Hot Springs Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2008A-2:
1,000	5.000%, 9/01/23	9/18 at 100.00	B–	889,620
2,000	5.250%, 9/01/28	9/18 at 100.00	B–	1,701,280
2,000	5.750%, 9/01/38	9/18 at 100.00	B–	1,683,620

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 216-XG0043, 16.026%, 8/01/39 (Pre-refunded 8/01/19) – AGC Insured (IF)	8/19 at 100.00	AA (7)	6,883,600

	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	A+	2,134,240
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	A+	2,796,444
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	A+	2,602,507

3,460	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	3,608,815

2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Tender Option Bonds Trust 2016-XG0095, 16.595%, 9/01/32 – AMBAC Insured (IF), (6)	4/17 at 100.00	A+	2,656,600

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006:
3,610	5.000%, 9/01/26	9/17 at 100.00	N/R	3,614,476
3,000	5.000%, 9/01/36	9/17 at 100.00	N/R	3,002,430

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	7,638,800

NUVEEN	171

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$9,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/33	No Opt. Call	BBB–	$4,318,920

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
11,000	0.000%, 1/15/32 – AGM Insured (5)	1/31 at 100.00	AA	9,433,490
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	AA	2,128,800
4,500	5.750%, 1/15/46	1/24 at 100.00	BBB–	5,144,670

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
38,500	5.000%, 6/01/33	6/17 at 100.00	B–	37,504,005
104,205	5.750%, 6/01/47	6/17 at 100.00	B–	103,103,553
135,155	5.125%, 6/01/47	6/17 at 100.00	B–	126,629,423

150,505	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B–	148,211,304

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
925	15.209%, 6/01/34 (IF), (6)	6/25 at 100.00	A+	1,356,975
2,485	15.204%, 6/01/40 (IF), (6)	6/25 at 100.00	A+	3,546,219
690	15.192%, 6/01/40 (IF), (6)	6/25 at 100.00	A+	984,409
34,335	15.208%, 6/01/45 (IF), (6)	6/25 at 100.00	A+	47,960,845

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2015A:
34,235	5.000%, 6/01/40 (UB), (6)	6/25 at 100.00	A+	37,891,298
6,000	5.000%, 6/01/40 (UB), (6)	6/25 at 100.00	A+	6,595,320

326,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	6/17 at 17.48	CCC+	29,322,118

1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Bonds, Gonzalez Redevelopment Project, Refunding Series 2011, 8.000%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	1,978,799

1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 3253, 21.031%, 7/15/40 (Pre-refunded 7/15/21) (IF), (6)	7/21 at 100.00	Aaa	3,376,725

1,000	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, South Bay, Series 2006, 4.600%, 9/01/21	9/17 at 101.00	N/R	1,022,640

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
3,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	3,309,280
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,015,670
1,050	5.000%, 9/01/31 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,058,295
4,245	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	N/R	4,266,565

510	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB–	536,775

263,100	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2, 0.000%, 6/01/47	6/17 at 13.65	N/R	31,558,845

1,000	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,050,500

2,750	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/49	9/24 at 100.00	N/R	2,868,140

172	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014:
$3,260	5.000%, 9/01/43	9/24 at 100.00	N/R	$3,427,760
3,140	5.000%, 9/01/43	9/24 at 100.00	N/R	3,301,584

	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A:
1,265	5.000%, 9/01/35	9/25 at 100.00	N/R	1,348,528
1,940	5.000%, 9/01/40	9/25 at 100.00	N/R	2,055,120

4,725	King Community Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	5,636,027

1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36	5/22 at 101.00	BBB–	1,144,792

260	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	9/24 at 100.00	N/R	273,897

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 9/01/35	9/25 at 100.00	N/R	1,063,790
4,400	5.000%, 9/01/40	9/25 at 100.00	N/R	4,636,192

1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,244,452

	Lammersville Joint Unified School District, California, Community Facilities District 2007-1, Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013:
1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	1,726,950
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,148,130

1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.250%, 9/01/29	9/22 at 100.00	N/R	1,044,320

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
2,000	6.875%, 8/01/34	8/19 at 100.00	BBB	2,226,500
1,045	6.875%, 8/01/39	8/19 at 100.00	BBB	1,161,183

1,400	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (7)	1,595,412

645	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003, 6.000%, 6/01/35	6/17 at 100.00	N/R	646,890

3,170	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	3,126,666

965	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	1,036,478

1,825	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A, 5.000%, 9/01/43	9/24 at 100.00	N/R	1,900,062

1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (5)	8/29 at 100.00	AA–	1,480,341

6,180	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,315,960

NUVEEN	173

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 2016-XL0005, 16.361%, 5/15/35 (IF), (6)	5/20 at 100.00	AA	$2,650,350

7,565	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42 (WI/DD, Settling 2/09/17) (UB)	1/27 at 100.00	Aa2	8,746,577

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 2015-XF2047:
1,150	16.255%, 7/01/38 (IF), (6)	7/22 at 100.00	Aa2	1,739,674
1,715	16.282%, 7/01/43 (IF), (6)	1/24 at 100.00	Aa2	2,573,906

5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2015E, 5.000%, 7/01/44 (UB), (6)	7/24 at 100.00	AA–	5,663,950

2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 19.883%, 7/01/44 (IF), (6)	7/24 at 100.00	AA+	4,026,372

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2009-2W, 18.779%, 6/01/34 (IF), (6)	6/19 at 100.00	AA+	3,516,100

1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	1,191,790

	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A:
1,185	7.000%, 8/01/26 (Pre-refunded 8/01/21)	8/21 at 100.00	A– (7)	1,466,793
2,650	7.250%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	A– (7)	3,308,896
10,010	7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A– (7)	12,607,295

3,950	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011B, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A– (7)	4,974,907

	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
890	5.125%, 1/01/33	1/21 at 100.00	BBB–	880,424
1,190	5.250%, 1/01/42	1/21 at 100.00	BBB–	1,173,673

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 1, Series 2015:
2,240	5.000%, 9/01/39	9/24 at 100.00	N/R	2,361,229
2,950	5.000%, 9/01/44	9/24 at 100.00	N/R	3,099,860

1,750	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 2, Series 2013, 6.000%, 9/01/43	4/17 at 103.00	N/R	1,804,845

1,500	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 6.250%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (7)	1,687,875

	Merced, California, Community Facilities District 2005-1, Improvement Area 1 Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/17 at 100.00	N/R	1,206,614
2,195	5.300%, 9/01/36	9/17 at 100.00	N/R	2,024,953

	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26 (Pre-refunded 5/01/21)	5/21 at 100.00	A+ (7)	1,801,338
1,075	6.900%, 5/01/36 (Pre-refunded 5/01/21)	5/21 at 100.00	A+ (7)	1,253,214

1,235	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	1,313,719

174	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	9/17 at 100.00	N/R	$615,597

220	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.000%, 9/01/26	9/17 at 100.00	N/R	220,308

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	1,005,080

	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	1,018,312
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	1,331,731

2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	2,177,340

2,355	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A	2,815,332

3,390	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	AA	2,121,496

2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 (Mandatory put 8/01/42) – AGM Insured	8/37 at 100.00	AA	1,236,218

2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	9/17 at 101.00	N/R	2,504,731

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
1,700	5.250%, 9/01/26	9/17 at 100.00	N/R	1,702,448
3,780	5.450%, 9/01/32	9/17 at 100.00	N/R	3,784,498
4,480	5.500%, 9/01/36	9/17 at 100.00	N/R	4,484,883

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
1,000	7.000%, 4/01/25	4/17 at 102.00	CCC+	947,810
1,605	7.500%, 4/01/35	4/17 at 102.00	CCC+	1,502,970

	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	A	630,609
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	A	597,604

2,855	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/17 at 100.00	N/R	2,857,884

5,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	Ba1 (7)	6,056,645

17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	BBB–	18,899,138

3,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured (5)	8/29 at 100.00	AA	3,418,140

	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0017:
3,750	15.982%, 8/01/37 (Pre-refunded 8/01/17) – NPFG Insured (IF), (6)	8/17 at 100.00	AA– (7)	4,080,000
7,000	15.982%, 8/01/37 (Pre-refunded 8/01/17) – NPFG Insured (IF), (6)	8/17 at 100.00	AA– (7)	7,616,000

NUVEEN	175

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,000	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0033, Tender Option Bond Trust 11872, 16.095%, 8/01/37 (Pre-refunded 8/01/17) – NPFG Insured (IF)	8/17 at 100.00	AA– (7)	$2,176,000

3,085	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	3,313,938

16,530	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	17,620,980

5,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2009, Tender Option Bond Trust 2016-XF2350, 16.153%, 8/01/37 (Pre-refunded 8/01/17) – AGM Insured (IF), (6)	8/17 at 100.00	AA (7)	5,427,600

5,340	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-2, Monument Park Estates, Series 2015B, 5.000%, 9/01/45	9/25 at 100.00	N/R	5,605,718

285	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	326,328

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,215	5.100%, 9/01/30	4/17 at 101.00	N/R	1,224,003
2,330	5.150%, 9/01/35	4/17 at 101.00	N/R	2,344,097

3,900	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	AA–	4,545,762

17,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	BB+ (7)	18,470,500

2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A+	1,624,450

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	1,455,757

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	4/17 at 100.00	BBB–	1,285,887

1,220	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Refunding Bonds, Series 2015B, 4.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	1,246,669

3,895	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2004-1 Sunridge Park Area, Series 2007, 6.125%, 9/01/37	9/17 at 100.00	N/R	3,940,883

1,250	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,313,125

4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	4/17 at 100.00	N/R	4,409,141

4,745	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	4,784,811

31,284	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B, 8.000%, 11/01/18 (4)	4/17 at 102.00	N/R	6,100,380

1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 16.434%, 11/01/45 (Alternative Minimum Tax) (IF), (6)	11/25 at 100.00	AA–	1,965,100

1,500	Riverside County Redevelopment Agency, California, Desert Communities Redevelopment Project Area Tax Allocation Bonds, Series 2010D, 6.000%, 10/01/30	10/20 at 100.00	A	1,701,240

176	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
$7,100	0.000%, 12/01/41	No Opt. Call	BBB+	$1,336,575
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	1,226,734
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	1,095,782
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	799,064

1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A	1,207,010

1,410	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 5.000%, 9/01/42	9/22 at 100.00	N/R	1,466,287

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	AA–	223,784
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	AA–	254,945

3,250	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	3,445,260

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	1,004,680

7,085	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/17 at 100.00	N/R	7,090,810

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Pakard Campus Oaks, Series 2016:
1,130	5.000%, 9/01/31	9/26 at 100.00	N/R	1,184,308
1,000	5.000%, 9/01/36	9/26 at 100.00	N/R	1,018,000
1,735	5.500%, 9/01/46	9/26 at 100.00	N/R	1,823,259

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	1,972,176
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,458,793

3,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Stone Point, Series 2006, 5.250%, 9/01/36	9/17 at 100.00	N/R	3,002,460

	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
2,500	16.404%, 12/01/30 – AMBAC Insured (IF), (6)	No Opt. Call	A+	4,554,200
3,000	16.404%, 12/01/30 – AMBAC Insured (IF), (6)	No Opt. Call	A+	5,465,040
6,580	16.404%, 12/01/33 – AMBAC Insured (IF), (6)	No Opt. Call	A+	12,137,468

1,790	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 2016-XG0067, 16.285%, 12/01/30 – AMBAC Insured (IF), (6)	No Opt. Call	A+	3,257,711

3,400	Sacramento County, California, Special Tax Bonds, Community Facilities District 2014-2 North Vineyard Station 2, Series 2016, 5.000%, 9/01/41	9/26 at 100.00	N/R	3,588,836

5,835	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	5,899,827

2,560	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	AA–	2,601,293

1,000	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,059,340

NUVEEN	177

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
$4,000	8.000%, 12/01/31	12/21 at 100.00	BB+	$4,815,440
16,730	7.500%, 12/01/41	12/21 at 100.00	BB+	19,502,825

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 17.813%, 8/01/39 (Pre-refunded 8/01/19) (IF)	8/19 at 100.00	AA (7)	4,187,629

15,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2013C, 4.000%, 7/01/42 (UB)	7/23 at 100.00	Aa2	15,228,900

1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1032, 15.457%, 5/01/44 (IF), (6)	5/24 at 100.00	A+	1,847,744

4,285	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1033, 15.415%, 5/01/44 (Alternative Minimum Tax) (IF), (6)	5/24 at 100.00	A+	5,722,446

5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/44	8/24 at 100.00	N/R	5,251,800

1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A–	1,371,888

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
2,750	0.000%, 8/01/26	8/21 at 79.08	N/R	1,585,018
8,905	0.000%, 8/01/31	8/21 at 61.78	N/R	3,774,830
16,120	0.000%, 8/01/43	8/21 at 33.74	N/R	3,216,262

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/17 at 100.00	N/R	629,709
3,020	0.000%, 8/01/34	8/17 at 36.73	N/R	1,084,452

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
11,500	5.250%, 1/15/44	1/25 at 100.00	BB+	12,189,535
16,000	5.250%, 1/15/49	1/25 at 100.00	BB+	16,930,715

	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 2015-XF01212:
1,500	15.477%, 3/01/37 – AGM Insured (IF), (6)	4/17 at 100.00	AA	1,518,240
470	15.402%, 3/01/37 – AGM Insured (IF), (6)	4/17 at 100.00	AA	475,682

3,860	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 2015-XF2185, 16.164%, 9/01/38 – BHAC Insured (IF), (6)	9/17 at 100.00	Aa1	4,238,550

5,350	Santa Ana Unified School District (1999 Financing Project) Certificates of Participation (Orange County, California), 0.000%, 4/01/32 – AGM Insured	No Opt. Call	AA	2,873,699

7,910	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (Alternative Minimum Tax)	4/17 at 100.00	N/R	7,915,695

178	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A (7)	$3,944,720

	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	1,520,262
3,460	6.000%, 9/01/43	9/23 at 100.00	N/R	3,825,307

	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
22,000	0.000%, 6/01/36	6/17 at 34.85	N/R	6,782,380
7,500	0.000%, 6/01/47	6/17 at 18.52	N/R	926,625

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	7,734,750

3,500	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	BBB+	3,751,825

6,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	6,341,520

	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006:
6,650	5.450%, 9/01/26 (Pre-refunded 3/16/17)	3/17 at 100.00	N/R (7)	6,329,803
18,565	5.500%, 9/01/36 (Pre-refunded 3/16/17)	3/17 at 100.00	N/R (7)	17,161,300

6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 17.261%, 5/15/38 (IF), (6)	5/23 at 100.00	AA–	11,145,298

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
9,345	5.375%, 6/01/38	3/17 at 100.00	B–	9,085,489
21,115	5.500%, 6/01/45	3/17 at 100.00	B–	20,141,382

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
11,300	5.000%, 6/01/37	3/17 at 100.00	BB+	11,016,257
47,950	5.125%, 6/01/46	3/17 at 100.00	B+	46,179,681

	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
835	5.100%, 11/01/27	11/17 at 100.00	BB–	812,179
2,785	5.200%, 11/01/32	11/17 at 100.00	BB–	2,637,924

1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (Pre-refunded 3/01/21)	3/21 at 100.00	A– (7)	1,495,778

700	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A, 5.000%, 9/01/40	9/25 at 100.00	N/R	741,538

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32	9/21 at 100.00	BBB+	910,457
4,110	7.650%, 9/01/42	9/21 at 100.00	BBB+	4,967,593

1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 2015-XF2194, 16.169%, 5/15/37 (IF), (6)	5/22 at 100.00	AA–	2,449,037

NUVEEN	179

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XG0061, 16.002%, 5/15/36 (IF), (6)	5/23 at 100.00	AA	$3,827,900

2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 16.260%, 5/15/38 (IF), (6)	5/23 at 100.00	AA	3,993,360

3,619	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Alternative Minimum Tax)	No Opt. Call	N/R	3,286,450

6,500	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/35 – AGM Insured	No Opt. Call	AA	2,926,690

600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A–	731,166

3,630	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	3,984,978

1,800	West Sacramento, California, Special Tax Bonds, Community Facilities District 14 Newport Estates, Refunding & capital Projects, Series 2014, 4.375%, 9/01/36	9/24 at 100.00	N/R	1,830,168

3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	4,465,808

1,145	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	AA	1,155,843

7,270	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1 Edgewater, Series 2005, 5.125%, 9/01/35	9/17 at 100.00	N/R	7,275,743
2,839,913	Total California			2,228,590,518

	Colorado – 7.0%

5,671	Alpine Mountain Ranch Metropolitan District, Special Improvement District 1, Routt County, Colorado, Special Assessment Revenue Bonds, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R	5,945,178

	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006:
3,800	5.250%, 10/01/32 – SYNCORA GTY Insured	4/17 at 100.00	BBB–	3,806,612
13,160	5.250%, 10/01/40 – SYNCORA GTY Insured	4/17 at 100.00	BBB–	13,180,924

2,205	Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39	12/25 at 100.00	N/R	2,112,919

4,405	Banning Lewis Ranch Metropolitan District No. 3 (In the City of Colorado Springs), El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 6.125%, 12/01/45	12/20 at 103.00	N/R	4,182,900

1,620	Banning Lewis Ranch Metropolitan District No. 3 (In the City of Colorado Springs), El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,571,157

	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A:
2,645	5.500%, 12/01/36	12/21 at 103.00	N/R	2,659,230
3,485	5.750%, 12/01/46	12/21 at 103.00	N/R	3,514,518

500	Blue Lake Metropolitan District No. 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	499,245

180	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,025	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Capital Appreciation Series 2015, 6.000%, 12/01/44	12/24 at 100.00	N/R	$1,850,708

2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	2,005,120

125	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	125,976

1,370	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	4/17 at 100.00	N/R	1,239,357

2,860	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2015, 6.250%, 12/01/44	12/20 at 103.00	N/R	2,935,132

1,845	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.500%, 12/01/45	12/20 at 103.00	N/R	1,779,761

4,010	Castle Oaks Metropolitan District, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2012, 5.500%, 12/01/22 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (7)	4,161,779

2,878	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	12/19 at 100.00	N/R	2,716,947

4,500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	4,371,030

1,922	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	1,780,810

5,860	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to Unlimited Tax, Series 2012, 6.000%, 12/01/22	10/17 at 100.00	N/R	5,727,974

3,290	City Center West Residential Metropolitan District, Greeley, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2014A, 6.250%, 12/01/44	12/19 at 100.00	N/R	3,122,572

2,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010A, 6.250%, 11/01/40	11/20 at 100.00	B	2,608,528

4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B	4,499,953

1,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%, 7/01/46	7/25 at 100.00	BB+	1,357,466

913	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	4/17 at 100.00	N/R	744,322

1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	1,789,953

5,160	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36	11/21 at 100.00	BB+	5,033,116

4,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (7)	4,740,628

NUVEEN	181

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
$1,940	5.500%, 2/15/26	4/17 at 100.50	N/R	$1,948,090
2,370	5.625%, 2/15/36	4/17 at 100.50	N/R	2,375,735

985	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB–	1,052,955

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016:
2,170	5.000%, 7/01/36	7/26 at 100.00	BB	2,117,247
2,355	5.000%, 7/01/46	7/26 at 100.00	BB	2,240,947

4,700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	5,052,970

2,230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	4/18 at 100.00	N/R	2,260,239

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
250	5.125%, 7/01/34	7/24 at 100.00	BB+	254,775
1,150	5.375%, 7/01/44	7/24 at 100.00	BB+	1,176,761

900	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BB+	1,015,047

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
2,745	5.000%, 12/15/35	12/25 at 100.00	BB+	2,738,192
4,500	5.000%, 12/15/45	12/25 at 100.00	BB+	4,385,655

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016:
1,000	5.000%, 9/01/36	9/21 at 100.00	N/R	945,040
1,390	5.000%, 9/01/46	9/21 at 100.00	N/R	1,263,246

2,255	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37 (Pre-refunded 5/01/17)	5/17 at 100.00	BB (7)	2,282,331

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014:
890	5.000%, 11/01/44	11/24 at 100.00	BB+	869,041
765	5.125%, 11/01/49	11/24 at 100.00	BB+	755,659

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	4/17 at 102.00	N/R	3,701,486

1,731	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	4/17 at 100.00	N/R	1,732,610

2,685	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38 (Pre-refunded 6/01/18)	6/18 at 102.00	N/R (7)	2,913,037

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	13,597,800

29,135	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	28,608,822

182	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	8/19 at 100.00	N/R	$5,148,430

4,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46	2/26 at 100.00	N/R	4,068,537

1,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1001, 15.912%, 1/01/45 (IF), (6)	1/23 at 100.00	A3	2,213,979

3,450	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003, 14.697%, 2/01/41 (IF), (6)	2/21 at 100.00	A3	3,940,038

2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003, 14.697%, 2/01/41 (IF), (6)	2/21 at 100.00	A3	2,855,100

3,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1025, 15.978%, 1/01/45 (IF), (6)	1/23 at 100.00	A3	4,873,662

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195, 16.547%, 10/01/37 (IF), (6)	11/23 at 100.00	A3	4,022,640

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado Project, Series:
4,315	5.000%, 12/01/41 (UB), (6)	6/26 at 100.00	A+	4,736,230
5,200	5.000%, 12/01/44 (UB), (6)	6/26 at 100.00	A+	5,694,780

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,800	6.750%, 6/01/32 (4)	6/22 at 100.00	N/R	1,443,600
3,630	7.000%, 6/01/42 (4)	6/22 at 100.00	N/R	2,911,260
4,225	7.125%, 6/01/47 (4)	6/22 at 100.00	N/R	3,388,450

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB+	766,601

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2048:
2,000	22.402%, 1/01/35 (IF), (6)	1/24 at 100.00	Aa3	3,403,400
4,785	19.884%, 1/01/44 (IF), (6)	1/24 at 100.00	AA–	7,002,369

1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 6.125%, 12/01/45	12/25 at 100.00	N/R	1,352,897

	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054:
1,000	17.142%, 1/01/30 (IF)	1/20 at 100.00	AA–	1,352,240
1,250	17.142%, 1/01/30 (IF)	1/20 at 100.00	AA–	1,690,300
3,500	16.137%, 1/01/30 (IF)	1/20 at 100.00	AA–	4,601,240
265	16.137%, 1/01/40 (IF)	1/20 at 100.00	AA–	339,073

4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (Alternative Minimum Tax)	1/23 at 100.00	BBB–	4,491,910

	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007:
135	5.000%, 6/01/17 (Alternative Minimum Tax) (4), (10)	No Opt. Call	N/R	134,835
655	6.200%, 4/01/18 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	589,068

2,668	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2013, 6.875%, 10/01/27 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	2,309,760

NUVEEN	183

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,145	Colorado International Center Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	$2,893,966

2,419	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	2,229,786

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A:
1,095	5.300%, 12/01/22 – RAAI Insured	12/17 at 100.00	AA	1,106,498
3,580	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	3,623,282
6,830	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	AA	6,862,443

5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	6,224,769

5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 – RAAI Insured	12/22 at 100.00	N/R	5,048,229

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
8,410	5.400%, 12/01/27	12/17 at 100.00	N/R	7,830,131
10,965	5.450%, 12/01/34	12/17 at 100.00	N/R	9,893,610

	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Series 2007:
100	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	AA	100,183
462	4.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	451,379
2,740	5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	2,699,448
400	4.875%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	379,796

4,525	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45	12/20 at 103.00	N/R	4,615,048

5,185	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40 (11)	12/21 at 100.00	N/R	4,155,363

2,375	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	2,218,274

2,605	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	2,504,864

670	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	631,890

4,725	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	4,614,860

3,420	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Series 2014, 6.875%, 12/01/44	12/19 at 100.00	N/R	3,331,559

790	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016, 7.750%, 12/15/44	12/19 at 103.00	N/R	723,782

2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 15.457%, 11/15/43 (IF), (6)	11/23 at 100.00	A	3,481,300

	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A:
4,350	5.750%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	BB–	4,426,343
19,700	5.250%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	BB–	19,997,273

184	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,110	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	$2,074,826

870	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Subordinate Convertible to Senior Limited Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46	6/23 at 100.00	N/R	770,898

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
7,500	0.000%, 9/01/39	No Opt. Call	A–	2,695,125
13,000	0.000%, 9/01/40	No Opt. Call	A–	4,433,780
3,995	0.000%, 9/01/41	No Opt. Call	A–	1,295,539

1,010	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	AA–	716,484

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
37,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	22,978,675
70	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	41,066
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	280,025
10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	5,848,724
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	254,455

45,720	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	AA–	16,493,947

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	AA–	9,601,199
24,145	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	AA–	9,159,647
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	AA–	7,052,421

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
32,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	AA–	21,675,200
24,045	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	15,579,717

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	AA–	1,800,090
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	AA–	438,819

550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.500%, 12/01/38	12/22 at 100.00	N/R	566,093

	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007:
255	5.000%, 12/01/22 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	AA (7)	263,747
2,835	5.200%, 12/01/27 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	AA (7)	2,936,947
18,350	5.350%, 12/01/37 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	AA (7)	19,032,620

3,174	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	4/17 at 100.00	N/R	2,065,607

2,305	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	2,166,539

632	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	595,856

1,620	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,549,028

NUVEEN	185

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$5,004	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	$5,302,238

2,445	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44	3/20 at 100.00	N/R	2,408,814

2,225	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,055,500

	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
2,750	5.250%, 12/01/24	No Opt. Call	N/R	2,845,700
12,995	5.750%, 12/01/30	12/24 at 100.00	N/R	13,457,752
21,560	6.000%, 12/01/38	12/24 at 100.00	N/R	22,112,583

2,350	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	2,209,282

683	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Series 2016B, 7.250%, 12/15/46	12/21 at 103.00	N/R	619,583

750	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	799,710

7,521	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	4/17 at 100.00	N/R	7,520,398

2,131	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39 (12)	12/19 at 100.00	N/R	2,172,938

2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39 (12)	12/19 at 100.00	N/R	2,834,710

3,990	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40 (12)	12/20 at 100.00	N/R	4,091,506

780	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Limited Tax Series 2016B, 7.250%, 12/15/46	12/21 at 100.00	N/R	702,546

1,760	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 100.00	N/R	1,642,291

1,260	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016A, 5.300%, 12/01/46	12/21 at 103.00	N/R	1,168,322

735	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	686,519

750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	790,373

2,065	Hawthorn Metropolitan District 2, Jefferson County, Colorado, General Obligation Bonds, Series 2014, 6.375%, 12/01/44	12/19 at 100.00	N/R	2,009,245

955	Hawthorn Metropolitan District 2, Jefferson County, Colorado, Limited Tax Subordinate General Obligation Bonds, Series 2015, 7.750%, 12/15/44	12/19 at 103.00	N/R	911,290

16,080	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	16,136,280

8,688	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R	8,022,239

186	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$778	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	4/17 at 100.00	N/R	$722,163

1,960	Highlands Metropolitan District No. 2, City and County of Broomfield, Colorado, Limited Tax (Convertible to Unlimited Tax) General Obligation Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	1,779,602

4,415	Highpointe Vista Metropolitan District 2, Windsor, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,962,242

1,025	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44	12/20 at 103.00	N/R	992,241

780	Iliff Commons Metropolitan District 3, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2016A, 6.000%, 12/01/46	12/21 at 103.00	N/R	781,373

6,295	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	6,011,977

	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
5,485	5.125%, 12/01/31	12/21 at 103.00	N/R	4,937,652
4,510	5.250%, 12/01/36	12/21 at 103.00	N/R	3,991,576
19,140	5.375%, 12/01/46	12/21 at 103.00	N/R	16,723,575

7,025	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Taxable Series 2016B, 9.000%, 12/01/46	12/21 at 103.00	N/R	6,723,557

3,645	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	1/18 at 100.00	N/R	3,704,049

6,210	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.750%, 12/15/46	12/23 at 100.00	N/R	6,079,404

1,245	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	1,210,128

	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
500	4.375%, 12/01/33	12/21 at 103.00	N/R	454,595
520	5.000%, 12/01/45	12/21 at 103.00	N/R	482,648

695	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	625,187

2,230	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	2,119,660

330	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/36 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	AA (7)	341,807

1,410	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	1,284,129

674	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	627,319

1,445	Midcities Metropolitan District No. 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	1,317,233

NUVEEN	187

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,805	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	$1,700,617

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016:
1,500	5.000%, 12/01/35	12/25 at 100.00	N/R	1,487,250
4,300	5.000%, 12/01/46	12/25 at 100.00	N/R	4,041,312

2,345	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	2,219,777

2,655	Mountain’s Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	2,384,456

561	Mountain’s Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2016B, 7.375%, 12/15/46	12/21 at 103.00	N/R	514,931

	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006:
5,770	6.000%, 12/01/26 (13)	4/17 at 100.00	N/R	3,877,555
10,910	6.125%, 12/01/35 (14)	4/17 at 100.00	N/R	7,331,738

2,000	North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.750%, 12/01/46	12/21 at 103.00	N/R	1,964,500

9,015	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.375%, 12/01/46	12/21 at 103.00	N/R	8,848,854

1,203	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 8.250%, 12/15/46	12/21 at 103.00	N/R	1,184,293

915	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	829,923

940	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	869,368

3,500	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,203,515

	Palisade Park North Metropolitan District No. 1, City and County of Broomfield, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Series 2016A:
2,075	5.875%, 12/01/46	12/21 at 103.00	N/R	1,903,584
530	8.000%, 12/15/46	12/21 at 103.00	N/R	494,379

1,625	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45	12/26 at 100.00	N/R	1,475,858

4,180	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44	12/21 at 103.00	N/R	4,316,268

	Pinon Pines Metropolitan District No. 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016:
3,000	5.250%, 12/01/36	12/21 at 103.00	N/R	2,721,150
4,330	5.375%, 12/01/46	12/21 at 103.00	N/R	3,856,818

1,965	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40	12/22 at 100.00	N/R	1,995,104

188	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$12,930	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A, 5.400%, 12/15/31	4/17 at 100.00	N/R	$12,622,007

3,100	Prairiestar Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax series 2016, 5.750%, 12/01/46	12/21 at 103.00	N/R	2,744,089

12,265	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.750%, 12/01/39	12/20 at 103.00	N/R	12,310,258

	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
475	4.750%, 12/01/35	12/24 at 100.00	N/R	462,056
3,195	5.000%, 12/01/44	12/24 at 100.00	N/R	3,111,419

10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014A, 5.000%, 6/01/44 – AGM Insured (UB), (6)	6/23 at 100.00	AA	10,892,400

	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust Series 2015-XF1031:
2,660	15.309%, 6/01/39 (IF), (6)	6/23 at 100.00	AA–	3,672,928
3,190	16.304%, 6/01/44 (IF), (6)	6/23 at 100.00	AA–	4,358,593
3,750	15.309%, 6/01/44 (IF), (6)	6/23 at 100.00	AA–	5,124,300
2,745	15.303%, 6/01/44 (IF), (6)	6/23 at 100.00	AA–	3,750,521

4,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	BBB+	4,511,600

3,000	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.375%, 12/01/21 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (7)	3,112,740

2,405	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	2,110,748

660	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45	12/26 at 100.00	N/R	580,298

1,400	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,307,026

510	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	488,539

1,146	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	4/17 at 100.00	N/R	1,063,923

1,710	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,710,393

1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Subordinate Series 2016B, 7.625%, 12/15/46	12/21 at 103.00	N/R	1,388,775

2,171	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	4/17 at 100.00	N/R	1,450,337

1,895	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	1,853,481

4,369	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	4/17 at 100.00	N/R	3,685,514

	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
810	5.000%, 12/01/36	12/21 at 103.00	N/R	802,499
1,220	5.000%, 12/01/46	12/21 at 103.00	N/R	1,179,911

NUVEEN	189

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010:
$2,155	7.375%, 12/01/35	12/20 at 100.00	N/R	$2,241,739
2,829	6.000%, 12/15/40	No Opt. Call	N/R	2,198,388

7,205	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligation Bonds, Convertible Capital Appreciation Series 2015, 0.000%, 12/01/42	12/20 at 103.00	N/R	6,189,167

9,340	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	9,017,677

2,625	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015B, 7.750%, 12/15/38	12/19 at 103.00	N/R	2,552,891

	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A:
2,695	5.500%, 12/01/35	12/20 at 103.00	N/R	2,557,609
3,500	5.750%, 12/01/45	12/20 at 103.00	N/R	3,298,260

1,045	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	997,703

6,680	Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2015A, 0.000%, 12/01/45 (5)	12/22 at 102.00	N/R	4,477,070

4,990	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	12/19 at 102.00	N/R	4,803,923

7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (15)	12/17 at 100.00	N/R	1,647,000

1,219	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Limited Tax Series 2007, 5.625%, 12/01/36 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (7)	1,266,395

2,490	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,634,669

1,115	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.250%, 12/01/45	12/21 at 103.00	N/R	1,044,889

1,935	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R	1,990,496

905	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	4/17 at 100.00	N/R	888,520

2,425	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016A, 6.750%, 11/01/38	12/21 at 103.00	N/R	2,342,914

	Thompson Crossing Metropolitan District No. 6 in the Town of Johnstown, Larimer County, Colorado, General Obligation Limited Tax Bonds Series 2015A:
1,000	6.000%, 12/01/44	12/20 at 103.00	N/R	964,050
784	7.750%, 12/15/44	12/20 at 103.00	N/R	768,242

6,435	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	6,703,919

9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37 (16)	12/18 at 100.00	N/R	2,180,725

970	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	No Opt. Call	A2	914,167

190	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$245	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	$251,804

470	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	487,888

1,710	Waterfall Metropolitan District No. 1, In the City of Loveland, Larimer County, Colorado, Limited Tax General Obligation Refunding Bonds, Limited Tax General Obligation Refunding Convertible Capital Appreciation Bonds, Series 2016B, 6.500%, 12/01/46 (5)	12/21 at 103.00	N/R	1,715,677

525	Waterfront Metropolitan District, Loveland, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 4.800%, 12/01/35 – RAAI Insured	12/17 at 100.00	AA	498,666

1,291	Winter Farm Metropolitan District 1, Colorado, Property Tax Supported Revenue Bonds, Series 2011, 7.500%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (7)	1,440,304

1,245	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017A, 6.250%, 12/01/47	12/21 at 103.00	N/R	1,241,825

473	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 8.250%, 12/15/47	12/21 at 103.00	N/R	471,784
1,022,855	Total Colorado			873,768,951

	Connecticut – 0.7%

7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	4/17 at 100.00	B3	6,743,255

	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
750	7.000%, 4/01/22	4/20 at 100.00	N/R	814,665
38,220	7.875%, 4/01/39	4/20 at 100.00	N/R	42,861,437

154,089	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 PIK, (4)	No Opt. Call	N/R	6,078,798

	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2003:
340	5.125%, 1/01/23	4/17 at 100.00	B	331,112
20,600	5.250%, 1/01/33	4/17 at 100.00	B	18,540,412

5,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%, 2/01/45	2/23 at 100.00	B	5,118,500

5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	6,059,250
231,049	Total Connecticut			86,547,429

	Delaware – 0.3%

22,885	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	23,721,676

1,100	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%, 6/01/51	6/26 at 100.00	BB+	1,070,542

	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A:
4,890	6.750%, 9/01/35	3/25 at 100.00	N/R	4,879,340
7,500	7.000%, 9/01/45	3/25 at 100.00	N/R	7,515,750

NUVEEN	191

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Delaware (continued)

$3,000	Sussex County, Delaware, Recovery Zone Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 6.000%, 10/01/40	12/20 at 100.00	Baa3	$3,229,950

1,380	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48 (Mandatory put 7/15/28)	7/21 at 100.00	N/R	1,513,349
40,755	Total Delaware			41,930,607

	District of Columbia – 0.5%

2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BB+	2,391,801

100,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	4/17 at 16.63	N/R	11,437,000

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2015:
5,000	5.000%, 7/15/40 (UB), (6)	1/26 at 100.00	A+	5,507,600
10,000	5.000%, 7/15/44 (UB), (6)	1/26 at 100.00	A+	10,951,200

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Tender Option Bond Trust 11839:
2,305	17.568%, 7/15/35 (Pre-refunded 7/15/18) – AGM Insured (IF)	7/18 at 101.00	AA (7)	2,924,307
1,160	17.455%, 7/15/35 (Pre-refunded 7/15/18) – AGM Insured (IF)	7/18 at 101.00	AA (7)	1,478,374

2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.625%, 3/01/41	3/21 at 100.00	BBB–	2,235,874

	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	BB	2,825,586
2,740	7.500%, 11/15/31	11/20 at 100.00	BB	3,017,151
1,000	7.875%, 11/15/40	11/20 at 100.00	BB	1,110,470

6,410	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.500%, 10/01/41	4/21 at 100.00	BBB	6,619,607

90	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.500%, 10/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	107,344

	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094:
2,500	20.953%, 10/01/37 (IF), (6)	4/21 at 100.00	BBB	2,845,700
3,025	20.929%, 10/01/37 (IF), (6)	4/21 at 100.00	BBB	3,442,753
1,250	20.953%, 10/01/41 (IF), (6)	4/21 at 100.00	BBB	1,413,500
1,750	20.953%, 10/01/41 (IF), (6)	4/21 at 100.00	BBB	1,978,900
625	20.953%, 10/01/41 (IF), (6)	4/21 at 100.00	BBB	706,750
1,250	20.953%, 10/01/41 (IF), (6)	4/21 at 100.00	Ba2	1,413,500

2,500	District of Columbia, Revenue Bonds, Howard University, Series 2011A, 6.500%, 10/01/41 (UB), (6)	4/21 at 100.00	BBB	2,581,750
148,875	Total District of Columbia			64,989,167

	Florida – 11.0%

1,500	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 6.250%, 11/01/46	11/29 at 100.00	N/R	1,472,010

192	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
$2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	$2,966,475
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	2,962,325

	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	12,039,866
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	14,682,851
7,500	8.125%, 11/15/46	11/21 at 100.00	N/R	8,657,025

2,605	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	4/17 at 100.00	N/R	2,604,870

3,015	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	4/17 at 100.00	N/R	2,699,330

945	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Centex Homes Project, Series 2006A-3, 5.500%, 5/01/36	4/17 at 100.00	N/R	875,646

365	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	4/17 at 100.00	N/R	337,859

3,390	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%, 5/01/47	5/26 at 100.00	N/R	3,065,984

18,885	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	4/17 at 100.00	N/R	17,376,466

23,835	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	24,589,378

3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,641,616

5,620	Babcock Ranch Community Independent Special District, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	5,399,808

2,100	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,009,490

4,545	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 11/01/48	11/28 at 100.00	N/R	4,250,393

1,000	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%, 5/01/35	5/25 at 100.00	BBB	966,810

3,885	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,706,057

3,245	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,240,749

4,845	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 5.875%, 5/01/37	5/22 at 100.00	N/R	4,364,328

3,430	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 5.875%, 5/01/37	5/22 at 100.00	N/R	2,673,994

2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	2,750,780

NUVEEN	193

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
$2,495	5.000%, 9/01/43	9/23 at 100.00	BBB–	$2,501,836
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB–	1,031,833
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB–	4,024,323

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
80	5.000%, 11/01/36	11/25 at 100.00	N/R	79,006
11,385	5.000%, 11/01/46	11/25 at 100.00	N/R	10,898,519

140	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	5/17 at 100.00	N/R	140,101

2,925	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	2,979,464

3,325	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	4/17 at 100.00	N/R	2,976,873

3,000	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	BBB–	3,615,000

1,500	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 4.125%, 11/01/47	11/26 at 100.00	BBB–	1,408,170

1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/24 at 100.00	N/R	1,126,190

	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A:
900	5.375%, 11/01/36	11/27 at 100.00	N/R	906,723
2,600	5.500%, 11/01/46	11/27 at 100.00	N/R	2,606,240

2,465	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016B, 5.625%, 11/01/35	No Opt. Call	N/R	2,477,547

3,200	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47	5/26 at 100.00	N/R	2,891,744

33,590	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	33,228,572

	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016:
1,000	4.500%, 5/01/34	5/27 at 100.00	N/R	932,720
4,985	4.750%, 5/01/46	5/27 at 100.00	N/R	4,586,250

2,565	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	2,373,395

4,055	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	3,941,744

	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
1,540	6.500%, 11/01/29	11/19 at 100.00	BB+	1,644,212
11,045	6.750%, 11/01/39	11/19 at 100.00	BB+	11,825,108

4,000	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40	7/25 at 100.00	N/R	4,186,120

194	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$660	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F, 5.125%, 10/01/21 – NPFG Insured	4/17 at 100.00	AA–	$659,069

1,890	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 8.250%, 1/01/44 (4)	1/21 at 103.00	N/R	1,537,761

720	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (4)	4/17 at 100.00	N/R	653,926

5,000	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	5,291,150

1,285	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	4/17 at 100.00	N/R	1,233,407

	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015:
935	5.625%, 11/01/36	11/26 at 100.00	N/R	885,136
2,245	5.750%, 11/01/47	11/26 at 100.00	N/R	2,206,611

3,435	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	4/17 at 100.00	N/R	3,178,577

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
4,005	5.000%, 5/01/34	5/24 at 100.00	N/R	3,892,419
9,745	5.125%, 5/01/45	5/24 at 100.00	N/R	9,426,533

1,200	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016, 4.750%, 12/15/46	12/26 at 100.00	N/R	1,079,976

2,700	Century Gardens at Tamiami Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007A, 6.250%, 5/01/37 (Pre-refunded 5/01/17)	5/17 at 100.00	N/R (7)	2,736,639

4,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%, 10/01/36 (Alternative Minimum Tax)	10/25 at 100.00	N/R	3,737,720

	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016:
2,650	4.500%, 5/01/32	5/27 at 100.00	N/R	2,581,312
1,340	4.750%, 5/01/38	5/27 at 100.00	N/R	1,289,576

3,370	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	4/17 at 100.00	N/R	3,291,142

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	537,560
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB–	2,331,945

	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
8,000	7.750%, 5/15/35	5/24 at 100.00	N/R	8,986,800
5,000	8.000%, 5/15/37	5/24 at 100.00	N/R	5,690,550

	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2:
945	4.625%, 5/01/35	5/26 at 100.00	N/R	838,366
500	4.750%, 5/01/46	5/26 at 100.00	N/R	427,875

NUVEEN	195

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,910	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	4/17 at 100.00	N/R	$2,701,062

1,525	Copperstone Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.200%, 5/01/38	5/17 at 100.00	N/R	1,450,168

1,920	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	4/17 at 100.00	N/R	1,776,134

3,675	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 4.750%, 11/01/37	11/32 at 100.00	N/R	3,589,409

	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
795	5.250%, 11/01/37	11/28 at 100.00	N/R	818,850
2,020	5.600%, 11/01/46	11/28 at 100.00	N/R	2,065,753

2,225	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	2,292,929

3,510	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	3,445,767

2,460	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	2,447,233

1,040	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	4/17 at 100.00	N/R	1,039,906

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
940	5.300%, 5/01/36	5/26 at 100.00	N/R	937,669
1,430	5.500%, 5/01/45	5/26 at 100.00	N/R	1,425,796
1,965	5.500%, 5/01/46	5/26 at 100.00	N/R	1,947,865

8,825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36	5/22 at 100.00	N/R	8,616,554

2,320	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	2,422,103

3,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	3,272,209

4,300	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	4,980,518

3,320	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	3,172,094

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31	12/21 at 101.00	N/R	4,434,752
13,615	7.750%, 6/15/42	12/21 at 101.00	N/R	14,887,049

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A:
765	6.000%, 6/15/37	6/26 at 100.00	N/R	757,840
1,260	6.125%, 6/15/46	6/26 at 100.00	N/R	1,247,186

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,167,973
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	9,992,422

196	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$320	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Taxable Series 2014B, 7.000%, 7/01/20	No Opt. Call	N/R	$319,901

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
6,405	4.750%, 7/15/36	7/26 at 100.00	N/R	5,688,088
8,535	6.375%, 6/15/46	6/26 at 100.00	N/R	8,592,099
4,735	5.000%, 7/15/46	7/26 at 100.00	N/R	4,150,417

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34	6/24 at 100.00	N/R	1,266,300
4,275	6.000%, 6/15/44	6/24 at 100.00	N/R	4,315,142

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
355	6.000%, 6/15/35	6/25 at 100.00	N/R	357,290

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A:
1,500	6.000%, 9/15/30	9/20 at 100.00	BB+	1,545,030
10,840	6.000%, 9/15/40	9/20 at 100.00	BB+	11,093,548

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A:
9,610	7.000%, 6/15/26	6/21 at 100.00	BB	10,635,099
5,275	7.500%, 6/15/33	6/21 at 100.00	BB	5,912,800
17,150	7.625%, 6/15/41	6/21 at 100.00	BB	19,235,612

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,500	6.000%, 6/15/32	6/22 at 100.00	N/R	1,593,000
5,800	6.125%, 6/15/43	6/22 at 100.00	N/R	6,154,090

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A:
18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	20,858,224
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,586,640

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A:
2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	2,119,537
6,115	6.125%, 6/15/44	6/24 at 100.00	N/R	6,086,321

8,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6,125%, 6/15/46	6/25 at 100.00	N/R	8,535,615

1,630	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BB–	1,548,093

4,150	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,452,079

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015:
1,250	5.125%, 11/01/36	11/26 at 100.00	N/R	1,217,338
1,500	5.375%, 11/01/46	11/26 at 100.00	N/R	1,447,035

NUVEEN	197

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016:
$1,740	4.875%, 11/01/37	11/26 at 100.00	N/R	$1,638,071
2,465	5.000%, 11/01/46	11/26 at 100.00	N/R	2,295,531

4,250	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,479,373

1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,704,507

220	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	224,943

3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	2,952,390

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	991,570

2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	2,465,750

4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	4,481,730

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	991,740

8,830	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (Alternative Minimum Tax)	5/23 at 100.00	N/R	9,061,611

1,735	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,729,153

	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
1,255	4.500%, 5/01/36	5/26 at 100.00	N/R	1,120,740
2,400	4.625%, 5/01/46	5/26 at 100.00	N/R	2,087,640

4,975	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	4,923,658

760	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 5.000%, 11/01/34	11/24 at 100.00	N/R	753,760

	Heritage Harbour North Community Development District, Florida, Special Assessment Bond, Series 2014:
1,200	5.000%, 5/01/34	5/29 at 101.00	N/R	1,205,340
2,170	5.125%, 5/01/45	5/29 at 101.00	N/R	2,174,166

3,120	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	4/17 at 100.00	N/R	3,093,511

4,885	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	4,808,647

198	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$590	Highland Meadows Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36	4/17 at 100.00	N/R	$546,700

3,615	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BB	3,614,783

	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015:
1,960	5.000%, 11/01/35	11/25 at 100.00	N/R	1,891,851
3,000	5.125%, 11/01/45	11/25 at 100.00	N/R	2,830,350

8,095	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	8,168,988

13,550	Jacksonville Economic Development Commission, Florida, Industrial Development Revenue Bonds, Gerdau Ameristeel US Inc. Project, Series 2007, 5.300%, 5/01/37 (Alternative Minimum Tax)	4/17 at 100.00	BBB–	12,327,248

	Jacksonville Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Brooks Health System, Tender Option Bond Trust 2016-XG0064:
5,810	16.343%, 11/01/32 (IF), (6)	11/17 at 100.00	A	6,252,664
2,865	16.346%, 11/01/38 (IF), (6)	11/17 at 100.00	A	3,066,123

2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 16.015%, 10/01/41 (IF)	10/21 at 100.00	AA–	3,803,222

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
500	5.125%, 11/01/34	11/24 at 100.00	N/R	496,390
920	5.375%, 11/01/44	11/24 at 100.00	N/R	918,335

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	605,596
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,028,136

5,175	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	4/17 at 100.00	N/R	4,795,207

	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016:
1,025	4.625%, 5/01/36	5/26 at 100.00	N/R	931,705
1,870	5.000%, 5/01/47	5/26 at 100.00	N/R	1,753,686

2,520	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/32	5/25 at 100.00	N/R	2,463,300

1,950	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,700,049

1,235	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	11/23 at 100.00	N/R	1,264,677

8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,416,975

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
4,600	5.250%, 11/01/33	11/22 at 100.00	N/R	4,590,984
3,155	5.750%, 11/01/42	11/22 at 100.00	N/R	3,211,127

NUVEEN	199

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,955	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45	5/25 at 100.00	N/R	$2,887,744

4,525	Lakewood Ranch Stewardship District, Florida, Special Assessment Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	4,458,664

1,000	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%, 5/01/35	5/25 at 100.00	N/R	986,250

9,480	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/38	4/17 at 100.00	N/R	8,748,334

1,815	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory put 9/15/27)	9/20 at 100.00	N/R	1,916,658

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
12,420	5.250%, 6/15/27	6/17 at 100.00	BB	12,422,111
35,550	5.375%, 6/15/37	6/17 at 100.00	BB	34,414,889

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB	2,627,231
4,700	5.750%, 6/15/42	6/22 at 100.00	BB	4,703,948

5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2012, 5.750%, 10/01/42	10/22 at 100.00	BB+	5,935,312

3,490	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2014, 5.500%, 10/01/47	10/22 at 102.00	BB+	3,597,492

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Park Royal Psychiatric Hospital, Series 2010:
6,635	9.000%, 12/01/30	12/18 at 104.00	N/R	7,042,986
15,540	9.500%, 12/01/40	12/18 at 104.00	N/R	16,543,107

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
6,800	5.000%, 4/01/32 (Pre-refunded 4/13/17) (UB), (6)	4/17 at 100.00	A (7)	6,832,232
23,920	5.000%, 4/01/37 (UB), (6)	4/17 at 100.00	A	24,028,836

240	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	221,561

8,850	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25 (4)	4/17 at 100.00	N/R	5,220,172

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/49 (4)	No Opt. Call	N/R	890,885

	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015:
1,000	5.375%, 5/01/35	5/26 at 100.00	N/R	994,740
3,760	5.625%, 5/01/46	5/26 at 100.00	N/R	3,725,521

1,930	Marshall Creek Community Development District, Saint Johns County, Florida, Capital Improvement and Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/32	5/25 at 100.00	N/R	1,918,652

410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	422,952

200	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015:
$13,515	5.000%, 9/01/40 (UB)	9/25 at 100.00	AA–	$15,166,128
7,000	5.000%, 9/01/45 (UB)	9/25 at 100.00	AA–	7,827,540

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Aspira of Florida Project, Series 2016A:
9,370	6.000%, 11/01/46	11/26 at 100.00	BB	9,362,504
7,175	6.000%, 11/01/51	11/26 at 100.00	BB	7,040,684

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014:
1,350	5.000%, 9/15/34	9/24 at 100.00	BBB–	1,413,221
1,750	5.250%, 9/15/44	9/24 at 100.00	BBB–	1,838,078

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A:
1,500	5.750%, 9/15/35	9/25 at 100.00	N/R	1,489,725
2,250	6.000%, 9/15/45	9/25 at 100.00	N/R	2,249,820

2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust Series 2016-XG0065, 16.797%, 10/01/41 (IF), (6)	10/20 at 100.00	A	4,060,800

3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Tender Option Bond Trust 2016-XG0010, 15.815%, 10/01/38 – AGC Insured (Alternative Minimum Tax) (IF), (6)	10/18 at 100.00	AA	4,323,375

20,000	Miami-Dade County, Florida, General Obligation Bonds, Series 2015D, 5.000%, 7/01/45 (UB)	7/26 at 100.00	AA	22,628,400

3,210	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Tender Option Bond Trust 2015-XF2191, 19.048%, 6/01/39 – AGM Insured (IF), (6)	6/19 at 100.00	AA	4,260,858

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2016-XG0030:
3,750	16.075%, 10/01/39 – AGM Insured (IF)	10/20 at 100.00	AA	5,230,950
855	16.075%, 10/01/39 – AGM Insured (IF)	10/20 at 100.00	AA	1,192,657
2,065	16.057%, 10/01/39 – AGM Insured (IF)	10/20 at 100.00	AA	2,879,519

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
990	5.000%, 5/01/29	5/23 at 100.00	N/R	1,023,135
6,725	5.000%, 5/01/37	5/23 at 100.00	N/R	6,894,672

14,525	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	14,891,466

1,500	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/22 at 100.00	N/R	1,560,315

	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014:
1,565	5.250%, 11/01/35	11/24 at 100.00	N/R	1,586,018
2,690	5.625%, 11/01/45	11/24 at 100.00	N/R	2,736,322

870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	478,109

1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/18 (4)	No Opt. Call	N/R	873,785

2,025	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,082,409

NUVEEN	201

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
$2,700	5.000%, 8/01/34	8/24 at 100.00	N/R	$2,724,786
5,500	5.000%, 8/01/46	8/24 at 100.00	N/R	5,491,585

13,280	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	13,091,291

	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015:
1,290	4.750%, 11/01/35	11/25 at 100.00	N/R	1,224,158
3,245	4.875%, 11/01/45	11/25 at 100.00	N/R	3,033,751

	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 2016-XF1056:
345	14.909%, 10/01/42 (IF), (6)	4/22 at 100.00	A	434,952
3,565	14.949%, 10/01/42 (IF), (6)	4/22 at 100.00	A	4,497,212

2,245	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36	5/26 at 100.00	N/R	2,168,895

	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
500	6.750%, 6/01/24	6/22 at 102.00	N/R	565,530
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,138,350
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,145,440
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	5,816,850
11,600	7.500%, 6/01/49	6/22 at 102.00	N/R	13,563,648

2,150	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2011, 7.150%, 11/01/41	11/18 at 100.00	N/R	2,214,823

550	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	614,438

	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
500	4.875%, 5/01/22	No Opt. Call	N/R	509,520
1,390	5.375%, 5/01/31	5/22 at 100.00	N/R	1,412,045

10,680	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	4/17 at 100.00	N/R	10,124,533

2,490	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	4/17 at 100.00	N/R	2,131,838

1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2017-2, 5.700%, 5/01/37 (WI/DD, Settling 2/01/17)	5/27 at 100.00	N/R	990,420

575	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.000%, 5/01/37 (Pre-refunded 5/01/17)	5/17 at 100.00	N/R (7)	582,441

	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1, Series 2007B:
2,445	5.000%, 7/01/33 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (7)	2,487,934
315	5.000%, 7/01/40 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (7)	320,531

2,515	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,575,259

202	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
$335	5.750%, 11/01/22	No Opt. Call	N/R	$359,783
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,435,675
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,184,830

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015:
1,350	5.000%, 11/01/35	11/25 at 100.00	N/R	1,314,644
2,270	5.200%, 11/01/45	11/25 at 100.00	N/R	2,209,073

4,130	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	4/17 at 100.00	N/R	4,069,826

3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,330,503

7,495	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33	5/25 at 100.00	N/R	7,793,451

2,740	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015, 5.000%, 5/01/36	5/28 at 100.00	N/R	2,626,043

2,600	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	2,355,600

2,705	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,768,108

	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,241	4.500%, 5/01/32	5/27 at 100.00	N/R	1,166,416
1,005	5.000%, 5/01/46	5/27 at 100.00	N/R	922,550

	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
605	5.450%, 5/01/31	5/26 at 100.00	N/R	574,865
830	5.600%, 5/01/37	5/26 at 100.00	N/R	779,918

	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	5.875%, 11/01/37	11/27 at 100.00	N/R	1,010,220
1,000	6.000%, 11/01/47	11/27 at 100.00	N/R	1,010,150

1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	1,963,536

1,700	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	1,604,562

6,375	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014A, 5.375%, 1/01/49 (4)	4/17 at 101.00	N/R	4,080,000

2,359	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014B, 2.500%, 1/01/49 (4)	4/17 at 101.00	N/R	24

4,000	Sarasota National Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/39	5/17 at 100.00	N/R	3,999,960

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
3,000	5.500%, 10/01/24	10/17 at 100.00	BBB	3,059,430
21,150	5.250%, 10/01/27	10/17 at 100.00	BBB	21,512,934

NUVEEN	203

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,190	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 5.000%, 5/01/38	5/24 at 101.00	N/R	$2,039,306

6,300	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	4/17 at 100.00	N/R	6,057,450

6,645	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.350%, 5/01/36 (Pre-refunded 3/30/17)	3/17 at 100.00	N/R (7)	6,434,952

	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016:
65	5.000%, 5/01/29	5/27 at 100.00	N/R	61,903
845	5.375%, 5/01/37	5/27 at 100.00	N/R	793,742
2,990	5.625%, 5/01/47	5/27 at 100.00	N/R	2,778,757

2,340	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Tender Option Bond Trust 2015-XF1000, 19.329%, 8/15/42 (IF), (6)	8/17 at 100.00	AA–	2,475,369

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2015-XF0251:
2,130	14.335%, 8/15/24 (IF), (6)	8/17 at 100.00	AA–	2,285,895
3,835	14.351%, 8/15/25 (IF), (6)	8/17 at 100.00	AA–	4,114,380

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2015-XF2175:
750	15.872%, 8/15/27 (IF), (6)	8/17 at 100.00	AA–	811,800
6,250	14.388%, 8/15/29 (IF), (6)	8/17 at 100.00	AA–	6,462,250

6,350	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2016-XG0009, 7.809%, 8/15/33 (IF), (6)	8/17 at 100.00	AA–	6,453,886

1,025	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A1, 3.750%, 5/01/38	5/26 at 100.00	BBB	895,594

	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2:
400	4.875%, 5/01/35	5/26 at 100.00	N/R	369,404
100	5.000%, 5/01/38	5/26 at 100.00	N/R	91,788

2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB–	2,107,900

2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,148,192

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	2,096,568
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,229,412

2,225	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,302,185

2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,878,700

	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014:
2,740	5.125%, 11/01/34	11/29 at 100.00	N/R	2,732,191
3,945	5.500%, 11/01/44	11/29 at 100.00	N/R	3,924,052

204	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$205	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	$206,726

	Summit At Fern Hill Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
998	4.500%, 5/01/32	5/27 at 100.00	N/R	938,020
500	4.750%, 5/01/38	5/27 at 100.00	N/R	462,565
1,621	5.000%, 5/01/46	5/27 at 100.00	N/R	1,488,013

8,330	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	8,287,934

17,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 5.000%, 11/15/46 (UB) (6)	5/26 at 100.00	AA	18,849,940

	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016:
1,115	4.800%, 5/01/36	5/26 at 100.00	N/R	1,042,659
1,815	5.000%, 5/01/46	5/26 at 100.00	N/R	1,672,976

	Terra Bella Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2011A:
410	6.750%, 11/01/27	11/18 at 100.00	N/R	416,421
1,995	7.850%, 11/01/41	11/18 at 100.00	N/R	2,061,314

9,570	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (5)	5/17 at 100.00	N/R	7,609,586

22,690	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (5)	5/19 at 100.00	N/R	13,479,448

11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	5,191,226

	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/17 (4)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	104

12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	121

	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT:
5	6.375%, 5/01/17	No Opt. Call	N/R	4,996
150	6.450%, 5/01/23	5/18 at 100.00	N/R	150,452
175	6.550%, 5/01/27	5/18 at 100.00	N/R	175,522
870	6.650%, 5/01/40	5/18 at 100.00	N/R	874,228

2,675	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007A-1. RMKT, 5.250%, 5/01/39	5/17 at 100.00	N/R	2,582,953

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
160	6.375%, 5/01/17	No Opt. Call	N/R	159,541
2,835	6.450%, 5/01/23	5/17 at 100.00	N/R	2,758,200
3,440	6.550%, 5/01/27	5/17 at 100.00	N/R	3,442,030
2,210	5.250%, 5/01/39	5/17 at 100.00	N/R	2,040,537
16,445	6.650%, 5/01/40	5/17 at 100.00	N/R	16,446,809

NUVEEN	205

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$35,080	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	5/18 at 100.00	N/R	$21,437,388

21,550	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (4)	5/18 at 100.00	N/R	11,094,586

23,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	5/18 at 100.00	N/R	235

37,135	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	4/17 at 100.00	N/R	36,282,752

3,285	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	3,531,112

9,200	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38 (4)	4/17 at 100.00	N/R	4,140,092

	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-1:
825	5.375%, 11/01/36	11/28 at 100.00	N/R	823,631
1,000	5.750%, 11/01/46	11/28 at 100.00	N/R	991,030

1,600	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-2, 5.875%, 11/01/30	11/28 at 100.00	N/R	1,601,920

750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/32 – AGM Insured	6/17 at 100.00	N/R	867,855

2,000	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016, 4.750%, 11/01/47	11/26 at 100.00	N/R	1,801,460

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
2,000	5.000%, 11/01/36	11/25 at 100.00	N/R	1,918,880
570	5.125%, 11/01/45	11/25 at 100.00	N/R	546,157

2,445	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%, 11/01/45	11/28 at 100.00	N/R	2,473,924

7,480	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	7,228,148

625	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.750%, 5/01/37	5/26 at 100.00	N/R	554,844

	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1:
255	5.375%, 11/01/37	11/27 at 100.00	N/R	250,443
1,000	5.500%, 11/01/46	11/27 at 100.00	N/R	982,660

2,275	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	2,237,281

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,542,165
130	6.125%, 5/01/42	5/22 at 100.00	N/R	134,332

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
1,285	5.000%, 5/01/23	5/22 at 100.00	N/R	1,330,836
2,750	5.500%, 5/01/34	5/22 at 100.00	N/R	2,827,303

206	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,055	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	$1,333,077

1,000	Verandah East Community Development District, Florida, Special Assessment Revenue Bonds, Refunding & Improvement Series 2016, 4.250%, 5/01/37	5/26 at 100.00	N/R	912,250

4,430	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,449,536

2,315	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Series 2007A, 5.200%, 5/01/37	5/17 at 100.00	N/R	2,316,042

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,000	5.350%, 5/01/17 (4)	No Opt. Call	N/R	549,670
1,520	5.350%, 5/01/18 (4)	No Opt. Call	N/R	835,498
1,500	5.550%, 5/01/39 (4)	5/17 at 100.00	N/R	824,490

505	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	BBB–	532,664

1,400	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Series 2016, 4.125%, 11/01/46	11/26 at 100.00	BBB–	1,256,150

2,000	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.125%, 11/01/35	11/24 at 100.00	N/R	1,960,880

1,750	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2017A-2, 5.250%, 5/01/39 (WI/DD, Settling 2/02/17)	5/27 at 100.00	N/R	1,698,463

17,950	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	4/17 at 100.00	N/R	16,613,084

3,345	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.500%, 5/01/37	4/17 at 100.00	N/R	3,344,766

1,000	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016, 4.875%, 11/01/37	11/26 at 100.00	N/R	956,520

1,870	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 5.000%, 11/01/45	11/26 at 100.00	N/R	1,737,866

	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015:
1,555	5.000%, 11/01/35	11/25 at 100.00	N/R	1,506,329
1,110	5.125%, 11/01/45	11/25 at 100.00	N/R	1,063,413

1,105	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.750%, 11/01/37	11/27 at 100.00	N/R	1,035,717

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	499,665
2,390	5.625%, 5/01/45	5/25 at 100.00	N/R	2,397,935

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016:
915	4.875%, 5/01/36	5/26 at 100.00	N/R	860,155
1,700	5.000%, 5/01/47	5/26 at 100.00	N/R	1,574,540

NUVEEN	207

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
$550	5.125%, 5/01/36	5/28 at 100.00	N/R	$525,019
1,000	5.500%, 5/01/46	5/28 at 100.00	N/R	975,760
1,457,474	Total Florida			1,369,539,975

	Georgia – 0.5%

1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Trestletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BBB+	1,486,574

5,125	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	5,688,904

2,820	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	3,130,285

7,750	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2015, 5.000%, 11/01/40 (UB)	5/25 at 100.00	AA–	8,748,123

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234:
4,385	20.002%, 11/01/40 (IF)	5/25 at 100.00	AA–	7,206,879
1,215	19.952%, 11/01/40 (IF)	5/25 at 100.00	AA–	1,994,823

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22 (4)	4/17 at 100.00	D	418,300
95	5.375%, 12/01/28 (4)	4/17 at 100.00	D	44,650

685	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 2016, 6.500%, 3/31/17	No Opt. Call	N/R	683,425

10,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	Baa3	12,465,915

4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	5,044,785

5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	5,472,171

4,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006B, 7.300%, 7/01/42 (Mandatory put 7/01/23) (Pre-refunded 7/01/17)	7/17 at 101.00	N/R (7)	4,147,080

2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Tender Option Bond Trust 2015-XF1016, 20.447%, 8/15/49 (IF), (6)	2/25 at 100.00	AA	4,249,817

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
1,128	5.500%, 7/15/23	7/21 at 100.00	N/R	1,124,793
2,242	5.500%, 7/15/30	7/21 at 100.00	N/R	2,227,558
2,461	5.500%, 1/15/36	7/21 at 100.00	N/R	2,440,989
57,606	Total Georgia			66,575,071

	Guam – 0.5%

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,000	6.625%, 12/01/30	12/20 at 100.00	B+	1,053,650
8,000	6.875%, 12/01/40	12/20 at 100.00	B+	8,489,440

208	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam (continued)

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
$2,000	5.250%, 7/01/33	7/23 at 100.00	A–	$2,183,920
3,840	5.500%, 7/01/43	7/23 at 100.00	A–	4,206,221

	Guam Government, General Obligation Bonds, 2009 Series A:
7,800	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	8,945,976
32,530	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	37,521,403

1,410	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,615,705
56,580	Total Guam			64,016,315

	Hawaii – 0.3%

3,604	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	3,615,136

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
3,040	6.625%, 7/01/33	7/23 at 100.00	BB	3,272,347
9,450	6.875%, 7/01/43	7/23 at 100.00	BB	10,248,809

4,550	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	1/19 at 100.00	N/R	4,582,669

5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	BBB	5,560,606

	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,112,375
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,033,480
29,949	Total Hawaii			31,425,422

	Idaho – 0.1%

3,751	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	4,147,893

770	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/37	9/26 at 100.00	BB+	819,095

1,305	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB–	1,333,188

1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	BBB–	1,036,440

	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc. Project, Series 2015A:
1,000	5.000%, 6/01/35	6/25 at 100.00	BBB–	1,038,590
2,380	5.000%, 6/01/44	6/25 at 100.00	BBB–	2,448,449
10,206	Total Idaho			10,823,655

	Illinois – 12.4%

8,240	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	4/17 at 100.00	N/R	8,011,670

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/17 at 100.00	N/R	3,949,320

NUVEEN	209

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,250	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	3/17 at 102.00	N/R	$2,257,425

4,660	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	4,723,982

5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XG0073, 19.809%, 12/01/39 – AGM Insured (IF), (6)	12/21 at 100.00	AA	7,566,733

100,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2017, 6.000%, 4/01/46 (UB), (6)	4/27 at 100.00	A	100,141,000

755	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	B+	600,572

3,310	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.500%, 12/01/39	12/21 at 100.00	B+	2,663,756

8,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011C-1, 9.000%, 3/01/32	3/17 at 100.00	B+	8,797,976

3,255	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	B+	2,574,314

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C:
8,705	5.250%, 12/01/35	12/24 at 100.00	B+	6,900,541
3,220	5.250%, 12/01/39	12/24 at 100.00	B+	2,544,830

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
100	5.000%, 12/01/18	No Opt. Call	B+	93,564
1,500	5.000%, 12/01/19	No Opt. Call	B+	1,402,200
4,500	5.000%, 12/01/31	12/20 at 100.00	B+	3,579,210

29,055	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2013A-1, 9.000%, 3/01/26	6/17 at 100.00	B	27,867,813

256,970	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	244,997,768

1,765	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured	No Opt. Call	AA–	910,758

6,870	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Series 2015A, 5.000%, 12/01/44 (UB)	12/24 at 100.00	AAA	7,605,090

9,155	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Series 2015B, 5.000%, 12/01/44 (UB)	12/24 at 100.00	AAA	10,134,585

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
8,000	19.248%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	10,692,800
500	19.248%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	668,300
2,950	19.236%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	3,942,292

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF1040:
2,600	19.378%, 12/01/44 (IF), (6)	12/24 at 100.00	AA	3,340,740
2,000	19.378%, 12/01/44 (IF), (6)	12/24 at 100.00	AA	2,569,800
3,755	19.378%, 12/01/44 (IF), (6)	12/24 at 100.00	AA	4,824,800
1,000	20.628%, 12/01/49 (IF), (6)	12/24 at 100.00	AA	1,483,500
2,000	20.628%, 12/01/49 (IF), (6)	12/24 at 100.00	AA	2,967,000
1,150	20.628%, 12/01/49 (IF), (6)	12/24 at 100.00	AA	1,706,025

210	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$8,935	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (UB), (6)	12/21 at 100.00	AA	$9,538,291

11,725	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.000%, 12/01/44 (UB), (6)	12/24 at 100.00	AA	12,393,091

1,200	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33	3/17 at 100.00	N/R	1,189,752

1,005	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	12/17 at 100.00	N/R	956,829

6,329	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	4/17 at 100.00	N/R	4,477,252

4,467	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	4,498,979

6,085	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.Redevelopement Project-Whole Foods Warehouse & Distribution Facility, Series 2016A, 5.000%, 3/15/34	7/21 at 100.00	N/R	5,639,091

	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
9,325	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	AA–	3,804,787
32,170	0.000%, 1/01/39 – NPFG Insured	No Opt. Call	AA–	9,921,550

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
2,595	5.500%, 1/01/31	1/25 at 100.00	BBB+	2,567,545
2,000	5.500%, 1/01/34	1/25 at 100.00	BBB+	1,965,340
2,500	5.500%, 1/01/37	1/25 at 100.00	BBB+	2,429,200

	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
10,350	5.250%, 1/01/29	1/24 at 100.00	BBB+	10,099,013
1,445	5.250%, 1/01/32	1/24 at 100.00	BBB+	1,392,821
13,125	5.000%, 1/01/34	1/24 at 100.00	BBB+	12,352,594
12,150	5.000%, 1/01/35	1/24 at 100.00	BBB+	11,383,821

44,015	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38 (WI/DD, Settling 2/01/17)	1/27 at 100.00	BBB+	44,142,644

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B:
2,740	5.250%, 1/01/28	1/25 at 100.00	BBB+	2,688,598
2,900	5.500%, 1/01/34	1/25 at 100.00	BBB+	2,849,743

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D:
5,000	5.500%, 1/01/33	1/25 at 100.00	BBB+	4,916,550
6,850	5.500%, 1/01/37	1/25 at 100.00	BBB+	6,656,008
15,675	5.500%, 1/01/40	1/25 at 100.00	BBB+	15,120,575

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
5,865	5.000%, 1/01/34	1/19 at 100.00	BBB+	5,519,845
5,795	5.000%, 1/01/40	1/19 at 100.00	BBB+	5,314,015

	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
3,070	5.250%, 1/01/35	1/21 at 100.00	BBB+	2,942,595
13,930	5.000%, 1/01/40	1/21 at 100.00	BBB+	12,773,810

	Chicago, Illinois, General Obligation Bonds, Project Series 2012A:
17,245	5.000%, 1/01/33	1/22 at 100.00	BBB+	16,267,553
2,150	5.000%, 1/01/34	1/22 at 100.00	BBB+	2,023,473

2,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	1,926,420

NUVEEN	211

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,415	Chicago, Illinois, General Obligation Bonds, Refunding Series 2008A, 5.250%, 1/01/37 – FGIC Insured	1/18 at 100.00	BBB+	$1,341,307

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,000	5.000%, 1/01/25	No Opt. Call	BBB+	1,967,860
2,000	5.000%, 1/01/26	No Opt. Call	BBB+	1,963,280
3,045	5.000%, 1/01/35	1/26 at 100.00	BBB+	2,856,271
19,250	5.000%, 1/01/38	1/26 at 100.00	BBB+	17,925,985

	Chicago, Illinois, General Obligation Bonds, Series 2000A:
5,515	0.000%, 1/01/28 – FGIC Insured	No Opt. Call	AA–	3,251,148
4,125	0.000%, 1/01/29 – FGIC Insured	No Opt. Call	AA–	2,290,035

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900	5.500%, 1/01/35	1/25 at 100.00	BBB+	3,812,952
4,775	5.500%, 1/01/39	1/25 at 100.00	BBB+	4,627,071

800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XF2342, 19.951%, 1/01/35 – AGM Insured (IF), (6)	1/21 at 100.00	AA	967,680

23,110	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	22,259,783

	Cook County, Illinois, General Obligation Bonds, Series 2016A:
2,750	5.000%, 11/15/30 (UB), (6)	11/26 at 100.00	A2	3,016,035
7,500	5.000%, 11/15/31 (UB), (6)	11/26 at 100.00	A2	8,171,925

60,080	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B–	61,387,341

2,371	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R (7)	2,380,769

1,200	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	12/21 at 100.00	N/R	1,203,336

	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011:
7,405	7.750%, 7/01/30 (4)	7/21 at 100.00	N/R	6,653,911
1,545	8.000%, 7/01/35	7/21 at 100.00	N/R	1,287,016
2,000	8.250%, 7/01/41	7/21 at 100.00	N/R	1,663,340

1,605	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	1,692,087

2,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 2015-XF0230, 19.888%, 1/01/39 (IF)	1/24 at 100.00	AA–	3,004,400

930	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	4/17 at 100.00	BB	931,302

	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A:
11,295	6.250%, 11/01/36	11/26 at 100.00	N/R	10,652,992
13,325	6.375%, 11/01/46	11/26 at 100.00	N/R	12,444,084

1,870	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable Series 2016B, 10.000%, 11/01/24	No Opt. Call	N/R	1,854,722

212	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
$25	5.000%, 12/01/21	4/17 at 100.00	BBB	$25,038
2,830	5.000%, 12/01/36	4/17 at 100.00	BBB	2,830,679

	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
845	5.750%, 12/01/35	12/25 at 100.00	N/R	824,069
4,475	6.000%, 12/01/45	12/25 at 100.00	N/R	4,402,237

	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
1,565	6.875%, 10/01/31	10/21 at 100.00	BB+	1,704,269
5,210	7.125%, 10/01/41	10/21 at 100.00	BB+	5,702,501

1,620	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2013, 6.000%, 9/01/32	9/23 at 100.00	BBB	1,770,579

77,440	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B–	79,125,094

5,190	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	5,200,640

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 2016-XG0008:
1,500	16.117%, 8/15/33 – AGC Insured (IF), (6)	8/18 at 100.00	AA	1,788,420
2,495	16.117%, 8/15/47 – AGC Insured (IF), (6)	8/18 at 100.00	AA	2,947,393
1,625	16.117%, 8/15/47 – AGC Insured (IF), (6)	8/18 at 100.00	AA	1,919,645
625	16.431%, 8/15/47 – AGC Insured (IF), (6)	8/18 at 100.00	AA	738,325
550	16.364%, 8/15/47 – AGC Insured (IF), (6)	8/18 at 100.00	AA	649,270

785	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	6/17 at 102.00	N/R	791,186

5,500	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	4/17 at 100.00	BB–	5,370,750

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
1,000	5.000%, 4/01/26	4/17 at 100.00	Baa3	1,000,030
11,170	5.000%, 4/01/31	4/17 at 100.00	Baa3	10,922,026
19,140	5.000%, 4/01/36	4/17 at 100.00	Baa3	18,187,594

6,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	6,201,780

2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	3,076,395

10,170	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	4/17 at 100.00	N/R	10,176,000

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
3,390	5.500%, 5/15/26	5/17 at 100.00	N/R	3,395,288
11,825	5.750%, 5/15/38	5/17 at 100.00	N/R	11,834,697
350	5.400%, 5/15/38	4/17 at 100.00	N/R	349,794

3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 2015-XF0060, 16.137%, 5/01/30 (IF)	5/20 at 100.00	AA	4,055,000

NUVEEN	213

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
$560	15.840%, 8/15/37 (IF)	8/22 at 100.00	AA+	$737,184
1,000	15.840%, 8/15/37 (IF)	8/22 at 100.00	AA+	1,316,400
1,925	15.849%, 8/15/43 (IF)	8/22 at 100.00	AA+	2,518,362

	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 11783:
625	17.886%, 8/15/36 (Pre-refunded 8/15/19) (IF)	8/19 at 100.00	AA– (7)	890,550
490	17.886%, 8/15/37 (Pre-refunded 2/15/21) (IF)	2/21 at 100.00	AA– (7)	794,466

1,900	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (Pre-refunded 11/15/17) (UB), (6)	11/17 at 100.00	A (7)	1,972,599

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 4702:
1,125	18.418%, 11/15/33 (Pre-refunded 11/15/17) (IF), (6)	11/17 at 100.00	A (7)	1,296,754
4,260	19.084%, 5/15/39 (IF), (6)	5/20 at 100.00	A	5,972,350
1,705	19.084%, 5/15/39 (IF), (6)	5/20 at 100.00	A	2,388,330
4,740	19.080%, 5/15/39 (IF), (6)	5/20 at 100.00	A	6,645,290

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 2016-XF2338:
3,525	15.068%, 5/15/41 (IF), (6)	5/22 at 100.00	A	4,369,590
2,500	15.068%, 5/15/41 (IF), (6)	5/22 at 100.00	A	3,099,000

23,075	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 4.000%, 2/15/41	2/27 at 100.00	BBB	19,244,089

1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28 (Pre-refunded 5/01/20)	5/20 at 100.00	BBB– (7)	1,272,282

	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
75	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (7)	86,864
8,045	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB– (7)	9,343,946

200	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, Refunding Series 2009, 6.500%, 4/01/44	10/19 at 100.00	Ba1	206,118

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bonds Trust 2016-XG0050:
300	21.416%, 11/01/29 (Pre-refunded 5/01/19) (IF), (6)	5/19 at 100.00	Aaa	436,860
250	22.423%, 11/01/39 (Pre-refunded 5/01/19) (IF), (6)	5/19 at 100.00	Aaa	369,460
3,067	22.411%, 11/01/39 (Pre-refunded 5/01/19) (IF), (6)	5/19 at 100.00	Aaa	4,531,707
1,065	22.373%, 11/01/39 (Pre-refunded 5/01/19) (IF), (6)	5/19 at 100.00	Aaa	1,572,696
815	22.358%, 11/01/39 (Pre-refunded 5/01/19) (IF), (6)	5/19 at 100.00	Aaa	1,203,242
315	22.256%, 11/01/39 (Pre-refunded 5/01/19) (IF), (6)	5/19 at 100.00	Aaa	464,323

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (Pre-refunded 11/01/18) (UB), (6)	11/18 at 100.00	Aaa	9,981,245

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (Pre-refunded 11/01/18) (UB), (6)	11/18 at 100.00	Aaa	2,705,094

5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 6.625%, 11/01/39 (Pre-refunded 5/01/19) (UB), (6)	5/19 at 100.00	Aaa	6,213,003

650	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (7)	739,993

214	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
$1,030	19.527%, 8/15/41 – AGM Insured (IF), (6)	8/21 at 100.00	AA	$1,605,193
665	19.424%, 8/15/41 – AGM Insured (IF), (6)	8/21 at 100.00	AA	1,034,268

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2015-XF0108:
4,250	17.758%, 8/15/41 (Pre-refunded 2/15/21) (IF), (6)	2/21 at 100.00	AA– (7)	6,890,780
3,025	17.758%, 8/15/41 (Pre-refunded 2/15/21) (IF), (6)	2/21 at 100.00	AA– (7)	4,904,614

2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2016-XG0026, 17.886%, 8/15/36 (Pre-refunded 8/15/19) (IF)	8/19 at 100.00	AA– (7)	3,255,851

3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,048,961

20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%, 10/01/46 (UB), (6)	10/25 at 100.00	AA+	21,952,600

985	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	987,817

26,460	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/30	4/17 at 100.00	BBB+	26,528,002

	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois IV LLC, Fullerton Village Project, Series 2004A:
7,540	5.500%, 6/01/19 (Pre-refunded 3/15/17) (4)	3/17 at 100.00	Caa2 (7)	6,784,643
6,905	5.000%, 6/01/24 (Pre-refunded 3/15/17) (4)	3/17 at 100.00	Caa2 (7)	6,213,257
21,715	5.125%, 6/01/35 (Pre-refunded 3/15/17) (4)	3/17 at 100.00	Caa2 (7)	19,539,591

22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (UB), (6)	4/17 at 100.00	AA+	22,021,445

	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 2015-XF1009:
250	16.100%, 6/15/32 – AGM Insured (IF), (6)	6/24 at 100.00	AA	344,440
3,305	16.094%, 6/15/32 – AGM Insured (IF), (6)	6/24 at 100.00	AA	4,553,001
2,245	16.092%, 6/15/32 – AGM Insured (IF), (6)	6/24 at 100.00	AA	3,092,577

4,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/38	11/26 at 100.00	BBB	4,177,614

1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1006, 14.881%, 4/01/32 – AGM Insured (IF), (6)	4/24 at 100.00	AA	2,105,589

8,695	Illinois State, General Obligation Bonds, Series 2014, 5.000%, 4/01/36 – AGM Insured (UB), (6)	4/24 at 100.00	AA	8,958,285

6,665	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 14.695%, 2/01/39 – AGM Insured (IF), (6)	2/24 at 100.00	AA	7,377,355

	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1012:
2,750	15.228%, 7/01/28 – AGM Insured (IF), (6)	7/23 at 100.00	AA	3,366,770
1,850	16.234%, 7/01/33 – AGM Insured (IF), (6)	7/23 at 100.00	AA	2,219,112

	Illinois State, General Obligation Bonds, Series 2012:
11,500	5.000%, 3/01/30 (UB), (6)	3/22 at 100.00	BBB	11,605,685
10,500	5.000%, 3/01/33 (UB), (6)	3/22 at 100.00	BBB	10,546,305

7,625	Illinois State, General Obligation Bonds, Series 2014, 5.000%, 5/01/33 (UB), (6)	5/24 at 100.00	BBB	7,670,521

7,475	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Series 2016C, 4.000%, 6/15/30 (UB), (6)	6/26 at 100.00	AAA	7,787,231

NUVEEN	215

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$25,935	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (17)	4/17 at 100.00	N/R	$11,382,353

4,015	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured (4)	4/17 at 100.00	N/R	3,231,553

	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B:
1,595	5.250%, 1/01/25 (18)	4/17 at 100.00	D	466,346
3,675	5.250%, 1/01/30 (18)	4/17 at 100.00	D	1,074,497
5,420	5.250%, 1/01/36 (18)	4/17 at 100.00	D	1,584,700

12,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)	7/18 at 100.00	N/R	124

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
2,650	0.000%, 12/15/50	No Opt. Call	BBB–	377,731
7,100	0.000%, 12/15/50 – AGM Insured	No Opt. Call	AA	1,217,153
9,265	5.000%, 6/15/52	6/22 at 100.00	BBB–	9,390,726

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
12,900	0.000%, 12/15/52 – AGM Insured	No Opt. Call	AA	1,978,860
5,950	5.000%, 6/15/53	12/25 at 100.00	BBB–	6,073,641
7,360	5.000%, 6/15/53 (UB), (6)	12/25 at 100.00	BBB–	7,512,941

3,980	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured	No Opt. Call	AA	1,023,895

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
5,000	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AA–	2,492,900
6,500	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	AA–	2,743,520
56,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AA–	21,171,920
32,815	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	AA–	11,741,863
500	0.000%, 6/15/38 – NPFG Insured	No Opt. Call	AA–	174,195

4,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1045, 14.559%, 6/15/52 – NPFG Insured (IF), (6)	6/22 at 100.00	BBB–	4,217,120

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1046:
265	16.250%, 6/15/50 (IF), (6)	6/20 at 100.00	BBB–	301,769
9,300	15.189%, 6/15/50 (IF), (6)	6/20 at 100.00	BBB–	10,020,564

4,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2010B-1, 5.000%, 6/15/50 – AGM Insured (UB), (6)	6/20 at 100.00	AA	4,254,463

1,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2010B-2, 5.000%, 6/15/50 – AGM Insured (UB), (6)	6/20 at 100.00	AA	1,044,040

4,285	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	4/17 at 102.00	N/R	4,059,652

5,490	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	5,656,073

216	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$10,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2003A, 6.000%, 7/01/33 – NPFG Insured (UB) (11)	No Opt. Call	AA	$12,682,500

—(8)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	193

1,605	Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project, 6.950%, 1/01/21 (Pre-refunded 1/01/18)	1/18 at 100.00	N/R (7)	1,692,232

21,145	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	19,061,583

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
500	7.250%, 11/01/33	11/23 at 100.00	AA	647,010
7,775	7.250%, 11/01/36	11/23 at 100.00	AA	10,000,516
15,225	7.125%, 11/01/43	11/23 at 100.00	AA	19,377,467

3,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	3,054,660

1,750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special Assessment Bonds, Series 2009, 7.875%, 3/01/32	3/17 at 102.00	N/R	1,786,715

1,961	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/17 at 100.00	N/R	1,759,762

410	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	393,756

2,150	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26 (19)	3/17 at 102.00	N/R	1,289,011

1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,830,574

6,545	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	6,478,634
1,680,971	Total Illinois			1,544,055,996

	Indiana – 2.2%

	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1:
1,000	6.750%, 1/15/43 (WI/DD, Settling 2/16/17)	1/24 at 104.00	N/R	997,490
2,100	6.875%, 1/15/52 (WI/DD, Settling 2/16/17)	1/24 at 104.00	N/R	2,087,442

1,080	Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments, Series 2011A, 7.250%, 12/01/45	12/20 at 100.00	N/R	745,254

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000	7.125%, 11/15/42	11/22 at 100.00	N/R	1,086,530
7,500	7.125%, 11/15/47	11/22 at 100.00	N/R	8,129,625

	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016:
3,340	6.125%, 1/15/34	1/24 at 104.00	N/R	3,265,919
3,180	6.250%, 1/15/43	1/24 at 104.00	N/R	3,084,695
1,000	6.375%, 1/15/51	1/24 at 104.00	N/R	975,440

NUVEEN	217

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$6,835	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	BB+	$6,967,257

860	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29 (Alternative Minimum Tax)	4/17 at 100.00	BB+	861,617

1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 16.895%, 4/01/30 – AMBAC Insured (IF), (6)	No Opt. Call	AA	2,908,961

3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2015-XF0115, 15.859%, 10/15/19 (IF), (6)	No Opt. Call	A+	5,010,750

7,355	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	B+	6,710,408

4,370	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB–	4,395,783

3,925	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B–	3,581,327

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016:
2,475	7.000%, 12/01/34	12/24 at 100.00	N/R	2,536,999
4,920	7.250%, 12/01/44	12/24 at 100.00	N/R	5,042,065

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016:
2,170	7.000%, 12/01/34	12/24 at 100.00	N/R	2,224,359
5,640	7.250%, 12/01/44	12/24 at 100.00	N/R	5,779,928

18,820	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	18,431,743

22,060	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	19,886,428

	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 2015-XF1026:
3,750	15.136%, 5/01/42 (IF), (6)	5/23 at 100.00	A	4,837,050
1,000	15.136%, 5/01/42 (IF), (6)	5/23 at 100.00	A	1,289,880
1,600	15.136%, 5/01/42 (IF), (6)	5/23 at 100.00	A	2,063,808
1,000	15.136%, 5/01/42 (IF), (6)	5/23 at 100.00	A	1,289,880

	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	8/20 at 100.00	BBB+	1,116,499
875	5.500%, 8/15/45	8/20 at 100.00	BBB+	932,164

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender Option Bond Trust 2015-XF0106:
3,085	16.974%, 12/01/38 (IF), (6)	12/19 at 100.00	AA–	4,123,103
5,000	16.947%, 12/01/38 (IF), (6)	12/19 at 100.00	AA–	6,683,200
330	16.947%, 12/01/38 (IF), (6)	12/19 at 100.00	AA–	441,091
1,250	16.947%, 12/01/38 (IF), (6)	12/19 at 100.00	AA–	1,670,800
1,460	16.933%, 12/01/38 (IF), (6)	12/19 at 100.00	AA–	1,951,071

10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2009A, 5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	AA	10,782,500

218	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 2016-XG0024:
$4,995	18.850%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	AA	$6,655,288
6,250	17.857%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	AA	8,206,250
310	17.857%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	AA	407,030
2,500	17.857%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	AA	3,282,500

4,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.750%, 4/01/36	4/24 at 102.00	N/R	3,737,800

21,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	21,242,860

1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (Alternative Minimum Tax)	11/23 at 100.00	N/R	1,712,385

2,145	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	4/17 at 102.00	N/R	2,157,827

	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011:
5,000	7.750%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	6,326,500
5,000	8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	6,378,850

	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
6,160	5.700%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (7)	6,332,911
19,000	5.750%, 9/01/42 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (7)	19,538,840
39,655	5.800%, 9/01/47 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (7)	40,791,116

3,950	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 4.000%, 1/15/32	1/23 at 100.00	N/R	3,575,777
257,335	Total Indiana			272,237,000

	Iowa – 2.8%

182,255	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB–	176,391,857

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
1,525	5.000%, 12/01/19	No Opt. Call	B	1,532,930
135,250	5.250%, 12/01/25	12/23 at 100.00	B	135,432,588

1,630	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27	6/19 at 105.00	B	1,652,070

4,445	Iowa Finance Authority, Multifamily Housing Revenue Bonds, Series 2006A, 4.600%, 7/01/41 (UB), (6)	4/17 at 100.00	AA	4,447,310

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
14,845	5.500%, 6/01/42	4/17 at 100.00	B+	14,475,508
8,345	5.625%, 6/01/46	4/17 at 100.00	B+	8,192,620

1,490	Pottawattamie County, Iowa, Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007E, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,494,753

2,000	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016, 5.000%, 12/01/41	12/26 at 100.00	BBB+	2,157,800
351,785	Total Iowa			345,777,436

NUVEEN	219

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas – 0.7%

$4,170	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37 (Pre-refunded 8/15/17)	8/17 at 100.00	Aaa	$4,289,095

2,115	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 16.110%, 1/01/34 (IF)	1/20 at 100.00	AA–	2,952,307

1,910	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37	3/20 at 100.00	N/R	1,948,697

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/18 (20)	No Opt. Call	N/R	399,580
4,780	5.000%, 3/01/26 (20)	4/17 at 100.00	N/R	1,909,992

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (4)	4/17 at 100.00	N/R	1,075,852

	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A:
13,500	5.250%, 1/01/32 – AMBAC Insured	4/17 at 100.00	BB+	13,471,650
1,000	5.125%, 1/01/32 – AMBAC Insured	4/17 at 100.00	BB+	985,100

14,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	4/17 at 100.00	BB+	13,706,560

2,300	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34	12/22 at 100.00	N/R	1,991,455

	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
4,250	4.375%, 12/15/23	12/22 at 100.00	N/R	3,788,408
10,905	6.000%, 12/15/32	12/22 at 100.00	N/R	9,669,354

13,275	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement, Series 2015, 5.000%, 9/01/45 (UB), (6)	9/25 at 100.00	AA–	14,533,868

3,842	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Alternative Minimum Tax)	4/17 at 100.00	N/R	4,072,642

11,565	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 6.000%, 9/01/35	9/25 at 100.00	N/R	11,199,777

12,500	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34	No Opt. Call	N/R	3,950,125
103,902	Total Kansas			89,944,462

	Kentucky – 0.4%

2,150	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.750%, 10/01/34	4/26 at 100.00	N/R	1,964,993

8,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40	6/20 at 100.00	BBB+	8,717,200

5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1024, 15.932%, 1/01/45 (IF), (6)	1/23 at 100.00	A3	6,516,883

220	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$2,500	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.750%, 11/15/45	11/25 at 100.00	N/R	$2,510,025

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	1,047,030

16,250	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	BBB+	16,839,550

14,660	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments Project, Series 2015, 5.625%, 5/01/45	5/25 at 100.00	N/R	14,383,952

1,000	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,039,500

125	Ohio County, Kentucky, Pollution Control Revenue Bonds, Big Rivers Electric Corporation Project, Refunding Series 2010A, 6.000%, 7/15/31	7/20 at 100.00	Ba2	124,483
50,925	Total Kentucky			53,143,616

	Louisiana – 1.4%

44,125	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	47,050,046

12,690	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	BB	13,411,807

1,160	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/49 (4)	No Opt. Call	N/R	115,814

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
6,750	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	4,335,458
1,085	6.000%, 12/15/37 (4)	4/17 at 100.00	N/R	594,992

90	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/17	No Opt. Call	N/R	49,355

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 2016-XF2336:
1,375	18.832%, 10/01/40 (IF), (6)	10/20 at 100.00	A	2,004,915
3,315	18.821%, 10/01/40 (IF), (6)	10/20 at 100.00	A	4,832,706

16,050	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	17,213,946

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,106,170

	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
485	7.750%, 12/15/31	12/21 at 100.00	N/R	532,884
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	8,214,946

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37 (Pre-refunded 5/15/21)	5/21 at 100.00	A– (7)	2,406,460
600	6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A– (7)	727,860

NUVEEN	221

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
$3,900	8.250%, 12/15/38	12/23 at 100.00	N/R	$4,343,625
4,125	8.375%, 12/15/43	12/23 at 100.00	N/R	4,610,471

5,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	2,003,100

1,940	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (4)	4/17 at 100.00	N/R	387,379

	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
865	5.250%, 11/15/29	11/24 at 100.00	N/R	884,696
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,000,550

57,450	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB	57,591,902

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21 (4)	4/17 at 100.00	N/R	411,467
174,720	Total Louisiana			173,830,549

	Maine – 0.1%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	BBB–	2,527,562
6,500	7.000%, 7/01/41	7/21 at 100.00	BBB–	7,121,400

3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	4/17 at 100.00	B3	3,965,168
12,750	Total Maine			13,614,130

	Maryland – 1.6%

	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	1,297,752
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,025,913
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,814,387

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
7,800	5.000%, 9/01/32 – SYNCORA GTY Insured	4/17 at 100.00	Ba1	7,816,770
12,905	5.250%, 9/01/39 – SYNCORA GTY Insured	4/17 at 100.00	Ba1	12,932,746

1,500	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.500%, 6/01/43	6/26 at 100.00	N/R	1,504,440

4,530	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.125%, 6/01/43	6/26 at 100.00	N/R	4,380,374

19,255	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	4/17 at 100.00	BB	19,287,926

8,201	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Series 2006, 5.500%, 7/01/36	4/17 at 100.00	N/R	8,121,450

222	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A:
$1,270	5.250%, 4/01/27 (Pre-refunded 4/01/17)	4/17 at 100.00	N/R (7)	$1,276,833
1,085	5.250%, 4/01/33 (Pre-refunded 4/01/17)	4/17 at 100.00	N/R (7)	1,090,837

	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	2/24 at 100.00	N/R	734,490
1,000	6.100%, 2/15/44	2/24 at 100.00	N/R	1,016,410

	Maryland Community Development Administration, Residential Revenue Bonds, Tender Option Bond Trust 2016-XG0006:
940	15.540%, 9/01/42 (Alternative Minimum Tax) (IF), (6)	4/17 at 100.00	AA	951,694
1,405	15.767%, 3/01/48 (Alternative Minimum Tax) (IF), (6)	4/17 at 100.00	AA	1,407,627

27,660	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	B+	27,383,953

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 6/01/17 (4)	No Opt. Call	N/R	988,268
79,800	5.000%, 12/01/31 (4)	4/17 at 100.00	N/R	47,604,690

4,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	4/17 at 100.00	N/R	2,684,475

1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (UB), (6)	11/21 at 100.00	AA+	1,949,346

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Tender Option Bond Trust 2015-XF130:
1,000	19.565%, 11/15/21 (IF), (6)	No Opt. Call	AA+	1,414,850
1,155	19.565%, 11/15/51 (IF), (6)	11/21 at 100.00	AA+	1,634,152
1,135	19.528%, 11/15/51 (IF), (6)	11/21 at 100.00	AA+	1,604,901

20,440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB), (6)	2/25 at 100.00	A	22,184,145

2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021, 14.845%, 8/15/42 (IF), (6)	2/25 at 100.00	A	3,345,296

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/19 at 100.00	BB+	1,541,670

19,970	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44 (UB), (6)	6/25 at 100.00	AA–	22,117,973

5,100	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46	1/26 at 100.00	N/R	4,852,650
233,006	Total Maryland			203,966,018

	Massachusetts – 0.7%

16,000	Massachusetts Development Finance Agency Revenue Bonds, Partners HealthCare System Issue, Series 2015O-1, 5.000%, 7/01/45 (UB), (6)	7/25 at 100.00	AA–	17,528,480

14,005	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	14,051,217

NUVEEN	223

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$2,500	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 6.000%, 1/01/33	1/23 at 100.00	BBB–	$2,732,125

7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB	7,838,250

3,500	Massachusetts Development Finance Agency, Revenue Bonds, SABIS International Charter School, Series 2009A, 8.000%, 4/15/39 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (7)	4,123,910

810	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2016-XL0018, 18.202%, 6/01/41 (IF), (6)	6/20 at 100.00	AA	896,152

11,625	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001C. ARS, 1.750%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	10,142,813

20,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46 (UB), (6)	3/24 at 100.00	AA+	22,345,600

2,990	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016E, 4.000%, 4/01/33 (UB)	4/25 at 100.00	AA+	3,136,480
78,930	Total Massachusetts			82,795,027

	Michigan – 1.1%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
3,315	6.000%, 11/01/28	11/18 at 100.00	BB+	3,372,913
5,105	6.000%, 11/01/37	11/18 at 100.00	BB+	5,155,846

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	4/17 at 100.00	BBB	1,050,378

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,543,121

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
4,420	5.000%, 11/01/26	4/17 at 100.00	B	3,525,878
3,750	5.250%, 11/01/31	4/17 at 100.00	B	2,771,288
3,840	5.250%, 11/01/36	4/17 at 100.00	B	2,652,096

	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
3,265	6.000%, 10/01/33	10/23 at 100.00	N/R	2,979,247
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	3,593,866

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,525	5.650%, 11/01/25	4/17 at 100.00	B–	1,002,200
500	5.750%, 11/01/30	4/17 at 100.00	B–	314,280
2,425	5.750%, 11/01/35	4/17 at 100.00	B–	1,434,751

4,535	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	4/17 at 100.00	B–	4,391,558

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
300	5.250%, 4/01/18 – SYNCORA GTY Insured	4/17 at 100.00	N/R	300,780
168	5.250%, 4/01/19 – SYNCORA GTY Insured	4/17 at 100.00	N/R	168,648
465	5.250%, 4/01/22	4/17 at 100.00	N/R	466,246
159	5.250%, 4/01/23 – SYNCORA GTY Insured	4/17 at 100.00	N/R	159,304

1,055	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36 (4)	4/17 at 102.00	N/R	52,739

224	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BB+	$3,507,560

2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BBB–	2,838,753

875	Merritt Academy, Michigan, Certificates of Participation, Series 2004, 7.250%, 12/01/24	4/17 at 100.00	N/R	876,365

1,900	Merritt Academy, Michigan, Certificates of Participation, Series 2006, 6.250%, 12/01/36	4/17 at 100.00	N/R	1,900,494

	Michigan Finance Authority, Limited Obligation Revenue Bonds, Michigan Technical Academy, Series 2011:
1,230	5.700%, 10/01/21	No Opt. Call	N/R	1,206,962
2,140	7.100%, 10/01/31	10/21 at 100.00	N/R	2,122,431
7,000	7.450%, 10/01/41	10/21 at 100.00	N/R	6,967,660

1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	5/18 at 100.00	BBB–	1,526,275

1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BBB–	1,294,383

7,070	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	B	5,840,881

400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB–	405,216

	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011:
1,270	7.750%, 7/15/26	7/21 at 100.00	B–	1,146,505
10,000	8.000%, 7/15/41	7/21 at 100.00	B–	8,454,300

1,810	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Refunding Bonds, Cesar Chavez Academy Project, Series 2012, 5.750%, 2/01/33	2/20 at 101.00	BB+	1,845,096

1,000	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/36	10/21 at 100.00	BB–	963,760

955	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/17 at 100.00	N/R	963,509

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	4/17 at 100.00	BBB	1,507,002

1,500	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/17 at 100.00	BBB–	1,506,330

3,365	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	3,368,399

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
180	7.250%, 4/01/20	No Opt. Call	BB	188,872
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,225,500
500	8.000%, 4/01/40	4/20 at 100.00	BB	536,145

13,795	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	13,800,794

NUVEEN	225

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$6,435	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton Renewables, LLC, Sauk Trail Hills Project, Series 2014, 6.750%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	N/R	$6,489,504

10,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	10,967,035

	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
905	5.500%, 5/01/27	5/22 at 100.00	BB+	926,847
1,315	6.000%, 5/01/37	5/22 at 100.00	BB+	1,363,274

1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,525,680

1,000	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	3/20 at 101.00	BBB	1,006,690

	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
470	6.750%, 5/01/21	No Opt. Call	BB	500,447
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,763,935
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,788,908

2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	4/17 at 100.00	BB	2,296,607
138,337	Total Michigan			129,557,258

	Minnesota – 1.1%

	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014:
1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	1,227,360
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	992,200

935	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	779,631

14,220	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	15,085,145

	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
750	5.500%, 7/01/40	7/25 at 100.00	N/R	726,000
1,420	5.750%, 7/01/46	7/25 at 100.00	N/R	1,386,658

2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39	3/25 at 100.00	BB+	1,960,620

1,940	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	2,234,550

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
700	5.000%, 7/01/36	7/24 at 102.00	N/R	672,238
3,510	5.000%, 7/01/47	7/24 at 102.00	N/R	3,261,773

	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A:
1,050	5.500%, 7/01/30	7/25 at 100.00	CCC+	936,989
6,200	5.875%, 7/01/40	7/25 at 100.00	CCC+	5,447,196
5,000	6.000%, 7/01/45	7/25 at 100.00	CCC+	4,397,550

226	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 5.125%, 7/01/48 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	$1,167,310

1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,023,610

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,036,450

	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
2,360	5.000%, 7/01/36	7/26 at 100.00	N/R	2,139,080
4,925	5.000%, 7/01/47	7/26 at 100.00	N/R	4,213,978

2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,484,386

2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	1,992,400

21,815	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47	7/26 at 100.00	N/R	18,820,019

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BB+	811,458
3,940	5.000%, 7/01/44	7/24 at 100.00	BB+	3,847,883

1,870	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/48	7/26 at 100.00	N/R	1,705,534

2,285	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	4/17 at 100.00	B3	2,296,219

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A:
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	945,310
2,640	5.000%, 7/01/47	7/24 at 102.00	N/R	2,394,586

	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,050	7.750%, 1/01/33	1/21 at 100.00	N/R	972,846
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	927,930

1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45	8/20 at 100.00	N/R	1,592,775

	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
500	5.000%, 9/01/34	9/24 at 100.00	BB+	507,225
1,840	5.000%, 9/01/44	9/24 at 100.00	BB+	1,844,526

	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
2,025	5.000%, 4/01/36	4/26 at 100.00	B–	1,770,944
3,085	5.000%, 4/01/46	4/26 at 100.00	B–	2,563,080

500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB–	442,865

NUVEEN	227

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$2,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/46	12/24 at 100.00	BBB–	$2,557,500

1,695	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,685,542

	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
40	5.000%, 7/01/35	7/25 at 100.00	BB	39,666
1,715	5.300%, 7/01/45	7/25 at 100.00	BB	1,719,768

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB+	1,010,340

	Saint Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	4/17 at 100.00	N/R	845,355
1,225	5.375%, 5/01/43	4/17 at 100.00	N/R	1,225,331

2,150	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A, 5.000%, 12/01/43	12/24 at 100.00	BBB–	2,210,179

11,650	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB–	9,472,499

1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	985,200

4,795	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.125%, 10/01/48	10/26 at 100.00	N/R	4,266,975

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/17 at 100.00	N/R	1,500,030
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/17 at 100.00	N/R	799,936

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
1,485	5.500%, 11/01/32	5/19 at 102.00	N/R	1,566,467
3,000	5.750%, 11/01/39	5/19 at 102.00	N/R	3,155,910
6,100	6.000%, 5/01/47	5/19 at 102.00	N/R	6,442,698

	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
315	4.500%, 6/01/36	6/24 at 100.00	N/R	279,140
730	4.750%, 6/01/46	6/24 at 100.00	N/R	637,290

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Marys Care Center Project, Series 2010A:
1,000	6.250%, 9/01/30 (4)	9/17 at 100.00	N/R	796,250
3,250	6.875%, 9/01/42 (4)	9/17 at 100.00	N/R	2,587,813
147,440	Total Minnesota			138,392,213

	Mississippi – 0.1%

3,972	Mississippi Home Corp Multi-Family Housing Revenue Bonds, Cambridge Park Apartments, Pass Through Credit Custodial Receipts. Deutsche Trust for DTC Settlement. US bank Trustee on underlying Bond, 5.750%, 12/01/47 (Mandatory put 3/01/19) (Alternative Minimum Tax)	3/18 at 100.00	N/R	3,916,059

228	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi (continued)

$1,356	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 100.00	N/R	$1,344,488
5,328	Total Mississippi			5,260,547

	Missouri – 0.9%

210	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	N/R	216,705

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	4/17 at 100.00	N/R	590,283
3,000	5.000%, 6/01/28	4/17 at 100.00	N/R	2,550,240

1,705	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	1,837,939

1,900	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42	3/21 at 100.00	N/R	1,653,342

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30 (Pre-refunded 8/01/17)	8/17 at 100.00	N/R (7)	7,845,693

	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
775	5.000%, 4/01/36	4/26 at 100.00	N/R	714,891
3,140	5.000%, 4/01/46	4/26 at 100.00	N/R	2,746,275

4,758	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46	4/26 at 100.00	N/R	4,307,322

3,000	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	4/17 at 100.00	N/R	2,881,500

7,761	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	4/17 at 100.00	N/R	6,728,631

10,717	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	4/17 at 100.00	N/R	1,543,384

1,500	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/26	8/17 at 100.00	BB+	1,515,330

	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
1,280	5.000%, 5/01/35	5/20 at 100.00	N/R	1,292,198
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,381,579

	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
4,200	5.750%, 6/01/35	6/25 at 100.00	N/R	4,045,860
3,965	6.000%, 6/01/46	6/25 at 100.00	N/R	3,814,052

7,095	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46	6/25 at 100.00	N/R	6,913,794

5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015,14.911%, 11/15/48 (IF), (6)	11/23 at 100.00	A	6,581,871

NUVEEN	229

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$12,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48 (UB), (6)	11/23 at 100.00	A	$13,688,783

	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
3,155	5.000%, 5/01/30	5/21 at 100.00	N/R	3,189,263
750	5.000%, 5/01/35	5/21 at 100.00	N/R	736,740

1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,700,371

	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A:
600	5.000%, 8/15/35	8/25 at 100.00	N/R	589,458
1,800	5.125%, 8/15/45	8/25 at 100.00	N/R	1,724,544

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	4/17 at 102.00	N/R	1,292,319
5,700	5.350%, 6/15/32	4/17 at 102.00	N/R	5,550,546

8,110	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	8,237,895

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27 (21)	9/17 at 100.00	N/R	665,533

1,616	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	4/17 at 100.00	N/R	1,490,033

2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	4/17 at 100.00	N/R	1,971,061

1,261	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	4/17 at 100.00	N/R	1,160,662

5,000	Shrewsbury, Missouri, Tax Increment and Improvement District Revenue Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%, 5/01/36	5/25 at 100.00	N/R	4,416,750

1,129	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	9/17 at 100.00	N/R	1,005,589

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (22)	No Opt. Call	N/R	881,405

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
390	5.100%, 11/01/19	4/17 at 100.00	N/R	390,300
1,000	5.375%, 11/01/24	4/17 at 100.00	N/R	1,000,400

1,470	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	4/17 at 100.00	N/R	1,472,087

3,215	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	3,125,141

160	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	N/R	162,982

775	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	4/17 at 100.00	N/R	775,651
129,023	Total Missouri			115,388,402

230	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska – 0.0%

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Tender Option Bond Trust 2015-XF1042:
$960	15.349%, 11/01/45 (IF), (6)	11/25 at 100.00	A–	$1,228,867
1,545	15.333%, 11/01/48 (IF), (6)	11/25 at 100.00	A–	1,969,767
2,505	Total Nebraska			3,198,634

	Nevada – 0.6%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 2016-XG0028, 18.413%, 7/01/42 (IF)	1/20 at 100.00	Aa3	6,190,550

1,000	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35	8/25 at 100.00	N/R	1,019,810

1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 11823, 16.347%, 7/01/42 (IF)	1/20 at 100.00	Aa3	1,375,060

	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015:
1,000	5.000%, 12/15/35	12/25 at 100.00	BB	978,430
2,520	5.125%, 12/15/45	12/25 at 100.00	BB	2,427,970

	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and University System, Series 2014A:
2,515	5.500%, 1/01/34	7/24 at 100.00	BBB–	2,699,500
2,980	5.500%, 1/01/39	7/24 at 100.00	BBB–	3,177,216
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,186,840

1,465	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-17, Madeira Canyon, Series 2005, 5.000%, 9/01/25	9/17 at 101.00	N/R	1,468,091

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (7)	5,775,850

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
385	5.000%, 6/01/28	6/24 at 100.00	N/R	386,875
970	5.000%, 6/01/30	6/24 at 100.00	N/R	967,410

1,100	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35	12/25 at 100.00	N/R	1,088,153

3,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35	6/21 at 100.00	N/R	2,696,070

1,975	Mesquite, Nevada, Local Improvement Bonds, Special Improvement District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%, 8/01/37	8/26 at 100.00	N/R	1,756,921

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	2,043,973

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
775	6.500%, 9/01/20 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	827,158
1,395	6.750%, 9/01/27 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	1,517,886

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
4,125	6.500%, 6/15/20	6/18 at 100.00	B1	4,252,916
25,590	6.750%, 6/15/28	6/18 at 100.00	B1	26,363,586
66,455	Total Nevada			70,200,265

NUVEEN	231

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire – 0.0%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
$420	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	$368,348
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	Caa1	424,101
370	0.000%, 1/01/22 – ACA Insured	No Opt. Call	Caa1	291,912
575	0.000%, 1/01/23 – ACA Insured	No Opt. Call	Caa1	428,812
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	Caa1	32,970
370	0.000%, 1/01/27 – ACA Insured	No Opt. Call	Caa1	214,582
730	0.000%, 1/01/29 – ACA Insured	No Opt. Call	Caa1	370,190
3,025	Total New Hampshire			2,130,915

	New Jersey – 2.4%

9,155	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	4/17 at 100.00	BB+	9,154,268

1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	1,023,850

2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.125%, 1/01/37	4/17 at 100.00	Caa1	1,676,965

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
850	5.625%, 8/01/34	8/24 at 100.00	B+	822,902
1,530	5.875%, 8/01/44	8/24 at 100.00	B+	1,488,353
1,000	6.000%, 8/01/49	8/24 at 100.00	B+	981,770

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	5.500%, 8/01/33	8/23 at 100.00	B–	1,679,596
4,120	5.650%, 8/01/43	8/23 at 100.00	B–	2,694,109
2,395	5.750%, 8/01/47	8/23 at 100.00	B–	1,556,367

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	1,093,178
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,715,870

15,730	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2015WW, 5.250%, 6/15/40 (UB), (6)	6/25 at 100.00	A–	15,963,119

10,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2016AAA, 5.000%, 6/15/41 (UB), (6)	12/26 at 100.00	A–	9,971,500

	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A:
285	6.000%, 10/01/34	10/24 at 100.00	BB–	282,523
1,500	6.200%, 10/01/44	10/24 at 100.00	BB–	1,470,690

22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Mandatory put 9/15/22) (Alternative Minimum Tax)	9/22 at 100.00	BB–	23,749,230

795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/17 at 100.00	BB–	797,147

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
3,000	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	3,264,810
7,625	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	8,298,059

232	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$5,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33 (Alternative Minimum Tax)	6/23 at 101.00	BB–	$5,995,933

1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42	6/20 at 100.00	Baa3	1,622,130

2,400	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (7)	2,744,112

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 2016-XG0047:
1,250	17.264%, 7/01/38 – AGC Insured (IF), (6)	7/19 at 100.00	AA	1,652,150
5,000	17.264%, 7/01/38 – AGC Insured (IF), (6)	7/19 at 100.00	AA	6,608,600
1,815	17.242%, 7/01/38 – AGC Insured (IF), (6)	7/19 at 100.00	AA	2,398,105

1,365	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	1,458,530

26,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	27,061,086

2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	2,677,775

2,650	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 9.875%, 12/01/24 (Alternative Minimum Tax) (IF), (6)	12/23 at 100.00	AA	2,770,549

23,435	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (UB)	6/18 at 100.00	AA	24,389,507

1,535	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2016-XG0032, 19.824%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (IF)	6/18 at 100.00	AA	1,783,609

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A:
12,170	0.000%, 12/15/28	No Opt. Call	A3	6,761,409
2,310	0.000%, 12/15/34	No Opt. Call	A3	892,099

23,120	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2016A-1, 5.000%, 6/15/30 (UB), (6)	6/26 at 100.00	A+	24,376,341

40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB), (6)	No Opt. Call	A–	14,977,200

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
91,505	4.750%, 6/01/34	6/17 at 100.00	B–	81,255,525
4,000	5.000%, 6/01/41	6/17 at 100.00	B–	3,600,120
337,070	Total New Jersey			300,709,086

	New Mexico – 0.4%

1,345	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	1,345,309

1,310	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,395,936

NUVEEN	233

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

$650	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	$633,094

4,535	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 9/01/32 (4)	3/17 at 46.51	N/R	634,174

800	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	770,472

3,705	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	3,246,617

5,175	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	9/25 at 100.00	N/R	4,283,192

2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,080,620

5,245	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB–	5,362,016

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	10/18 at 100.00	N/R	1,166,367
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	3,266,448

4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	10/24 at 100.00	N/R	5,050,068

19,855	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40	5/20 at 103.00	N/R	20,297,568
54,090	Total New Mexico			49,531,881

	New York – 7.4%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
19,430	0.000%, 7/15/32	No Opt. Call	BBB–	10,174,325
15,765	0.000%, 7/15/33	No Opt. Call	BBB–	7,865,947
5,220	0.000%, 7/15/35	No Opt. Call	BBB–	2,359,127
17,410	0.000%, 7/15/45	No Opt. Call	BBB–	4,733,083

1,750	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (7)	2,006,883

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
200	5.000%, 11/01/39	11/24 at 100.00	BB	185,868
7,700	5.500%, 11/01/44	11/24 at 100.00	BB	7,591,430

	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
670	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	699,594
5,570	5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	5,852,343

70,890	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc., Series 2015, 5.500%, 9/01/45	9/25 at 100.00	N/R	76,039,450

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
1,145	5.000%, 5/01/38	5/23 at 100.00	BBB–	1,175,892
2,500	4.250%, 5/01/42	5/23 at 100.00	BBB–	2,313,650

234	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
$1,685	5.250%, 1/01/34	7/24 at 100.00	BBB–	$1,788,729
1,930	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,072,859
3,065	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,283,841

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
2,000	6.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (7)	2,174,020
3,000	6.250%, 12/01/37 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (7)	3,247,560

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
1,300	5.000%, 12/01/40	6/25 at 100.00	Baa3	1,374,763
3,900	5.000%, 12/01/45	6/25 at 100.00	Baa3	4,110,249

	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
5,000	5.500%, 12/01/36	12/26 at 100.00	BB–	5,003,350
5,000	5.500%, 12/01/46	12/26 at 100.00	BB–	4,914,550

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1030:
1,890	19.884%, 3/15/35 (IF), (6)	3/24 at 100.00	AAA	3,079,434
1,000	19.885%, 3/15/36 (IF), (6)	3/24 at 100.00	AAA	1,625,970
2,990	19.879%, 3/15/39 (IF), (6)	3/24 at 100.00	AAA	4,840,571
4,000	19.904%, 3/15/44 (IF), (6)	3/24 at 100.00	AAA	6,357,000

3,750	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2014C, 5.000%, 3/15/44 (UB), (6)	3/24 at 100.00	AAA	4,191,938

	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B:
6,410	4.000%, 7/01/34 (UB), (6)	7/26 at 100.00	A–	6,464,998
30,265	4.000%, 7/01/41 (UB), (6)	7/26 at 100.00	A–	29,892,135
43,455	5.000%, 7/01/46 (UB), (6)	7/26 at 100.00	A–	47,012,661

15,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38	4/17 at 100.00	BB	14,999,850

3,810	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A, 5.000%, 1/01/56	1/27 at 100.00	N/R	3,534,042

19,420	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (5)	1/34 at 100.00	N/R	12,971,589

5,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2013A, 7.650%, 2/01/44	2/21 at 100.00	N/R	5,485,050

4,655	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 2015-XF1004, 15.519%, 11/15/41 (IF), (6)	11/22 at 100.00	AA–	6,639,380

8,570	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/56 (UB)	11/26 at 100.00	AA–	9,432,142

8,330	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	4/17 at 100.00	B–	7,876,098

NUVEEN	235

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
$2,425	5.625%, 10/01/17 (4)	No Opt. Call	N/R	$780,923
12,570	5.750%, 10/01/27 (4)	10/17 at 102.00	N/R	4,047,917
33,760	5.750%, 10/01/37 (4)	10/17 at 102.00	N/R	10,871,733
61,500	5.875%, 10/01/46 (4)	10/17 at 102.00	N/R	19,804,845

3,535	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured	4/17 at 100.00	BBB	3,537,192

3,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	3,633,809

3,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	4/17 at 100.00	Baa1	3,022,140

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Tender Option Bond Trust 2015-XF1011:
2,155	19.672%, 6/15/44 (IF), (6)	6/21 at 100.00	AA+	3,318,355
3,700	19.698%, 6/15/46 (IF), (6)	6/23 at 100.00	AA+	5,774,220

2,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0128, 19.655%, 6/15/44 (IF), (6)	6/21 at 100.00	AA+	3,454,314

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0129:
2,025	19.684%, 6/15/45 (IF), (6)	6/22 at 100.00	AA+	3,120,971
1,320	19.720%, 6/15/46 (IF), (6)	6/23 at 100.00	AA+	2,059,992
2,000	19.720%, 6/15/46 (IF), (6)	6/23 at 100.00	AA+	3,121,200
970	19.701%, 6/15/46 (IF), (6)	6/23 at 100.00	AA+	1,513,219

375	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 16.037%, 6/15/40 (IF)	6/19 at 100.00	AA+	494,985

10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Series 2012FF, 5.000%, 6/15/45 (UB), (6)	6/22 at 100.00	AA+	11,084,600

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022:
1,970	19.787%, 6/15/43 (IF), (6)	6/21 at 100.00	AA+	3,052,850
1,000	19.778%, 6/15/44 (IF), (6)	6/21 at 100.00	AA+	1,540,600
400	19.778%, 6/15/45 (IF), (6)	6/22 at 100.00	AA+	616,920
2,265	19.773%, 6/15/45 (IF), (6)	6/22 at 100.00	AA+	3,493,015
1,600	19.778%, 6/15/47 (IF), (6)	6/23 at 100.00	AA+	2,492,080

	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Series 2015S-2:
2,500	5.000%, 7/15/40 (UB)	7/25 at 100.00	AA	2,823,125
5,000	5.000%, 7/15/41 (UB)	7/25 at 100.00	AA	5,650,200

31,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Series 2016S-1, 5.000%, 7/15/43 (UB)	1/26 at 100.00	AA	34,928,940

1,030	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015, Tender Option Bond Trust 2015-XF2051, 19.500%, 8/01/34 (IF), (6)	8/24 at 100.00	AAA	1,753,585

236	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015, Series 2016E-1, 5.000%, 2/01/40 (UB), (6)	2/26 at 100.00	AAA	$11,364,500

18,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A, 0.000%, 11/15/49	No Opt. Call	Aa3	4,187,880

	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 2015-XF1027:
2,500	15.226%, 11/15/44 (IF), (6)	11/21 at 100.00	A+	3,479,600
3,750	15.226%, 11/15/44 (IF), (6)	11/21 at 100.00	A+	5,219,400

	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062:
2,170	19.586%, 12/15/41 (IF), (6)	12/21 at 100.00	AA–	3,213,922
3,750	15.930%, 12/15/41 (IF), (6)	12/21 at 100.00	AA–	5,192,550
2,000	15.930%, 12/15/41 (IF), (6)	12/21 at 100.00	AA–	2,769,360

98,100	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	102,498,804

	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
29,515	5.150%, 11/15/34	11/24 at 100.00	N/R	31,496,932
44,695	5.375%, 11/15/40	11/24 at 100.00	N/R	48,199,535

109,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44	11/24 at 100.00	N/R	129,406,005

	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust 2016-XG0018:
1,875	16.685%, 1/15/44 (IF), (6)	1/20 at 100.00	AA+	2,468,475
1,000	16.685%, 1/15/44 (IF), (6)	1/20 at 100.00	AA+	1,316,520

2,530	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1014, 19.816%, 3/15/43 (IF), (6)	3/23 at 100.00	AAA	3,904,625

4,990	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal Project, Series 2016A, 5.000%, 7/01/46 – AGM Insured (Alternative Minimum Tax) (UB). (6)	7/24 at 100.00	AA	5,407,264

1,500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	Baa2	1,590,840

1,720	Otsego County Capital Resource Corporation, New York, Tax-Exempt Revenue Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	BBB–	1,755,535

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2008, 5.250%, 11/01/35 (Alternative Minimum Tax) (UB), (6)	5/18 at 100.00	AA–	16,670,880

1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2009, Trust 2977, 12.918%, 11/01/35 (Alternative Minimum Tax) (IF), (6)	5/18 at 100.00	AA–	1,874,640

2,000	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	N/R	2,014,140

70	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	4/17 at 100.00	N/R	69,735

NUVEEN	237

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2017A:
$1,810	5.000%, 11/15/42 (UB), (6)	5/27 at 100.00	AA–	$2,078,206
7,550	5.000%, 11/15/47 (UB), (6)	5/27 at 100.00	AA–	8,647,468

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,310	5.000%, 6/01/45	6/27 at 100.00	BBB–	2,314,458
68,815	5.000%, 6/01/48	6/27 at 100.00	N/R	68,914,782

381	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2014A, 5.000%, 11/01/44	5/24 at 101.00	BBB	402,024

1,735	Westchester County Local Development Corporation, New York, Revenue Bonds, Pace University, Series 2014A, 5.000%, 5/01/34	5/24 at 100.00	BBB–	1,798,709

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	4/17 at 100.00	BB–	1,001,540
966,226	Total New York			918,620,430

	North Carolina – 0.2%

1,500	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (7)	1,543,965

1,565	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 2016-XF2222, 17.242%, 1/15/42 (IF)	1/21 at 100.00	AA–	2,171,125

1,570	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,630,932

1,600	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 5.375%, 3/01/40	3/25 at 100.00	N/R	1,562,096

8,345	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015B, 5.000%, 10/01/41 (UB), (6)	10/25 at 100.00	AA+	9,548,432

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.125%, 6/01/35 (Pre-refunded 6/01/18)	6/18 at 100.00	BBB (7)	1,067,620

2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 19.971%, 6/01/42 (IF)	6/22 at 100.00	AA	3,056,400

2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	2,764,010
20,300	Total North Carolina			23,344,580

	North Dakota – 0.1%

6,370	North Dakota Public Financing Authority, Capital Financing Program Revenue Bonds, Series 2015C, 5.000%, 6/01/40 (UB)	6/25 at 100.00	A+	6,939,797

	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070	6.250%, 9/01/23 (4)	No Opt. Call	N/R	1,841,509
14,230	7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	8,535,723
23,670	Total North Dakota			17,317,029

	Ohio – 5.5%

2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 2015-XF2193, 16.181%, 5/01/42 (IF) (6)	5/22 at 100.00	AA–	3,257,900

238	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$1,000	5.125%, 6/01/24	6/17 at 100.00	B–	$910,680
108,130	5.875%, 6/01/30	6/17 at 100.00	B–	98,838,389
72,925	5.750%, 6/01/34	6/17 at 100.00	B–	66,509,788
25,355	6.000%, 6/01/42	6/17 at 100.00	B–	23,442,472
29,580	6.500%, 6/01/47	6/17 at 100.00	B–	29,141,329
99,075	5.875%, 6/01/47	6/17 at 100.00	B–	91,139,093

49,640	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B–	47,310,891

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,335,640
4,285	6.000%, 12/01/43	12/22 at 100.00	N/R	4,144,966

2,460	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,628,682

5,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/45 (UB)	5/25 at 100.00	AA+	5,558,150

13,960	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42 (UB), (6)	6/22 at 100.00	A–	15,132,640

3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 2015-XF1005, 15.082%, 2/01/44 (IF), (6)	2/24 at 100.00	A	4,777,018

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
430	5.000%, 12/01/22	4/17 at 100.00	N/R	415,569
3,250	5.000%, 12/01/32	4/17 at 100.00	N/R	3,020,323

6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,494,074

26,545	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	B	25,510,541

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,681,275

1,745	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2016-XF2311, 17.014%, 5/01/34 (IF), (6)	5/19 at 100.00	A3	2,214,335

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	BB+	1,952,777
8,685	5.000%, 2/15/33	2/23 at 100.00	BB+	9,026,668
21,060	5.000%, 2/15/44	2/23 at 100.00	BB+	21,775,198
7,000	5.000%, 2/15/48	2/23 at 100.00	BB+	7,211,470

29,845	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	CCC+	12,175,865

6,585	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18	No Opt. Call	B1	6,200,304

NUVEEN	239

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$2,930	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put 9/15/21)	No Opt. Call	B1	$2,700,347

3,335	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	CCC+	1,448,057

2,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (Mandatory put 7/01/18)	No Opt. Call	CCC+	870,940

5,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory put 6/01/20)	No Opt. Call	CCC+	2,067,400

	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
3,705	3.625%, 12/01/33 (Mandatory put 6/01/20)	No Opt. Call	CCC+	1,532,018
1,875	3.125%, 1/01/34 (Mandatory put 7/01/18)	No Opt. Call	CCC+	816,506

1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	CCC+	413,690

5,450	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	CCC+	2,254,011

10,190	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	10,258,069

15,565	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	4/17 at 100.00	BB+	15,583,678

7,302	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	4/17 at 100.00	BB+	7,313,172

100	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	96,414

15,375	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	CCC+	6,268,080

1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19	No Opt. Call	CCC+	420,100

20,060	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 0.000%, 12/01/33	No Opt. Call	CCC+	8,322,092

6,410	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	CCC+	2,651,753

3,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	CCC+	1,447,530

43,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22)	No Opt. Call	B1	40,093,945

240	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$4,815	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory put 6/01/22)	No Opt. Call	B1	$4,437,986

6,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 0.000%, 6/01/33	No Opt. Call	BB–	2,636,435

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2013D:
398	10.635%, 8/01/25 (4)	No Opt. Call	N/R	4
2,955	7.125%, 8/01/25 (4)	No Opt. Call	N/R	30
1,257	10.820%, 8/01/34 (4)	No Opt. Call	N/R	13
9,181	7.250%, 8/01/34 (4)	No Opt. Call	N/R	92

8,525	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation TIF Revenue Bonds, RBM Development – Phase 2A Project, Series 2016B, 5.000%, 12/01/46	12/26 at 100.00	N/R	8,286,300

	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A:
1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	1,533,480
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,045,990
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,092,750

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB	2,443,974
12,000	6.000%, 12/01/42	12/22 at 100.00	BB	13,145,395

1,200	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.500%, 12/01/43	12/24 at 100.00	BB	1,277,592

11,300	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/17 at 100.00	BB+	11,093,544

	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, Storypoint Waterville Project, Series 2016A-1:
735	6.125%, 1/15/34	1/24 at 104.00	N/R	691,466
1,440	6.250%, 1/15/43	1/24 at 104.00	N/R	1,333,958
3,390	6.375%, 1/15/51	1/24 at 104.00	N/R	3,126,665

27,585	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	27,287,905

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/17 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	118
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	184

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (Alternative Minimum Tax), (4)	7/17 at 102.00	N/R	50
822,273	Total Ohio			683,797,770

	Oklahoma – 0.8%

8,200	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	9,427,622

NUVEEN	241

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Payne County Economic Development Authority, Oklahoma, Revenue Bonds, Epworth Living at the Ranch, Series 2016A:
$5,250	6.875%, 11/01/46	11/26 at 100.00	N/R	$5,181,173
6,235	7.000%, 11/01/51	11/26 at 100.00	N/R	6,172,276

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27 (4)	7/17 at 100.00	N/R	366,929
3,540	6.000%, 7/01/37 (4)	7/17 at 100.00	N/R	615,606

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A:
7,510	7.250%, 11/01/40	5/20 at 100.00	N/R	7,989,438
10,760	7.250%, 11/01/45	5/20 at 100.00	N/R	11,430,348

31,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	33,050,745

5,250	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	5,598,705

15,705	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	16,658,765

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
2,085	6.000%, 5/01/25	4/17 at 103.00	N/R	2,149,260
3,640	6.000%, 5/01/31	4/17 at 103.00	N/R	3,750,947
101,785	Total Oklahoma			102,391,814

	Oregon – 0.3%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	4/17 at 100.00	N/R	3,003,780

	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Refunding Series 2008:
900	8.000%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	1,013,400
2,670	8.250%, 1/01/38 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	3,018,996

1,600	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40	9/20 at 100.00	BB+	1,677,824

9,900	Oregon Facilities Authority, Revenue Bonds, Providence Health and Services, Series 2015C, 5.000%, 10/01/45 (UB), (6)	10/25 at 100.00	AA–	11,079,981

	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A:
550	5.500%, 6/15/35	6/25 at 100.00	N/R	539,990
1,650	5.750%, 6/15/46	6/25 at 100.00	N/R	1,611,225

3,625	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.250%, 6/15/51	6/25 at 100.00	N/R	3,296,974

1,940	Oregon Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 7.000%, 11/01/37	11/17 at 102.00	N/R	1,997,366

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
495	4.850%, 10/01/20	4/17 at 100.00	N/R	472,250
130	5.000%, 10/01/21	4/17 at 100.00	N/R	121,428
730	5.350%, 10/01/31	4/17 at 100.00	N/R	599,337

242	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	4/17 at 100.00	BB+	$8,285,713

3,125	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.375%, 7/01/45	7/25 at 100.00	N/R	3,091,156

2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	4/17 at 100.00	N/R	2,486,423
41,065	Total Oregon			42,295,843

	Pennsylvania – 2.8%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
13,355	6.750%, 11/01/24	11/19 at 100.00	B	13,812,409
12,175	6.875%, 5/01/30	11/19 at 100.00	B	12,001,872

7,620	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	B	7,388,047

12,630	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	11,385,566

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
1,250	6.750%, 11/01/31	11/21 at 100.00	BBB	1,387,288
2,500	7.000%, 11/01/40	11/21 at 100.00	BBB	2,789,275

1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38 (Pre-refunded 10/15/18)	10/18 at 100.00	Baa3 (7)	2,057,833

1,505	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	1,560,249

24,925	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21)	No Opt. Call	CCC+	10,161,424

560	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory put 4/01/21)	No Opt. Call	B1	515,990

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
1,000	4.375%, 1/01/35 (Mandatory put 7/01/22)	No Opt. Call	B1	921,700
28,625	3.500%, 4/01/41	No Opt. Call	CCC+	11,836,724

18,895	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	CCC+	7,813,271

4,430	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Pre-refunded 11/01/17) (Alternative Minimum Tax)	11/17 at 101.00	N/R (7)	4,643,748

NUVEEN	243

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bonds Trust 2015-XF2049, 19.852%, 11/01/44 (IF), (6)	5/22 at 100.00	A+	$2,871,415

1,250	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B	1,248,813

1,000	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37 (Pre-refunded 3/15/17)	3/17 at 100.00	BBB– (7)	1,004,790

1,295	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School, Series 2007A, 4.875%, 3/15/27 (Pre-refunded 3/15/17)	3/17 at 100.00	BBB– (7)	1,301,009

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
4,510	5.500%, 10/15/25	4/17 at 101.00	N/R	4,548,064
12,180	5.750%, 10/15/37	4/17 at 101.00	N/R	12,252,227

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
705	5.000%, 12/01/30	12/25 at 100.00	N/R	707,200
680	5.000%, 12/01/35	12/25 at 100.00	N/R	663,347
1,400	5.250%, 12/01/45	12/25 at 100.00	N/R	1,368,374

9,500	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BB+	9,165,885

	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014:
1,600	5.000%, 10/01/39	10/24 at 100.00	BBB–	1,630,192
785	5.000%, 10/01/44	10/24 at 100.00	BBB–	797,285

1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	1,642,499

1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	BBB–	1,035,520

3,750	Lehigh County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, West Hills Business Center Project, Series 2014, 6.500%, 7/01/32	7/23 at 100.00	N/R	4,022,963

6,642	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33	7/24 at 100.00	N/R	6,749,135

1,440	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 17.723%, 8/01/38 (Pre-refunded 8/01/20) (IF), (6)	8/20 at 100.00	N/R (7)	2,218,982

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Baa2	1,054,450

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (7)	1,059,600

244	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bonds Trust 2016-XG0063:
$945	15.723%, 2/15/31 (IF), (6)	8/23 at 100.00	Aa1	$1,473,661
1,340	15.747%, 2/15/32 (IF), (6)	8/23 at 100.00	Aa1	2,070,260
1,410	15.735%, 2/15/33 (IF), (6)	8/23 at 100.00	Aa1	2,156,144
1,480	15.761%, 2/15/34 (IF), (6)	8/23 at 100.00	Aa1	2,241,904

1,071	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23 PIK, (4)	4/17 at 100.00	N/R	427,984

105	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23 PIK , (4)	No Opt. Call	N/R	41,758

5,500	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	6,202,790

49,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	4/17 at 100.00	BB+	48,465,815

13,105	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40	No Opt. Call	CCC+	5,417,214

2,100	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (Mandatory put 12/03/18)	No Opt. Call	B	912,009

56,920	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	BB–	57,537,013

1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB+	1,066,000

2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	BB–	2,336,782

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 2015-XF2189:
1,205	19.278%, 8/15/41 (Pre-refunded 8/15/21) (IF), (6)	8/21 at 100.00	AA– (7)	2,112,461
750	18.781%, 8/15/41 (Pre-refunded 8/15/21) (IF), (6)	8/21 at 100.00	AA– (7)	1,298,363

4,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38 (5)	12/27 at 100.00	A–	4,713,040

987	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	4/17 at 101.00	Baa3	991,757

3,091	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36 (4)	4/17 at 100.00	N/R	31

2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,315,885

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
1,380	6.050%, 5/01/23	4/17 at 100.00	N/R	1,380,662
985	6.250%, 5/01/33	4/17 at 100.00	N/R	985,207

NUVEEN	245

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
$1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	$1,095,320
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	6,779,583

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
1,000	5.625%, 7/01/36	7/22 at 100.00	BBB–	1,071,660
37,555	5.625%, 7/01/42	7/22 at 100.00	BBB–	40,114,749

	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2007:
90	5.000%, 6/01/22 (Pre-refunded 6/01/17) – RAAI Insured	6/17 at 100.00	AA (7)	91,279
3,245	5.250%, 6/01/39 (Pre-refunded 6/01/17) – RAAI Insured	6/17 at 100.00	AA (7)	3,293,805

3,330	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB	3,392,870

6,620	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28	5/24 at 100.00	BB	6,750,348
394,266	Total Pennsylvania			350,353,500

	Rhode Island – 0.3%

6,050	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	7,513,919

	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A:
2,370	5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	BBB– (7)	2,852,745
2,500	6.000%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	BBB– (7)	3,085,525

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	AA	1,589,711

225,585	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	6/17 at 12.63	CCC+	17,103,855
238,055	Total Rhode Island			32,145,755

	South Carolina – 0.8%

	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2015-XF-0145:
510	19.949%, 5/01/33 (IF)	5/24 at 100.00	AA–	778,306
500	20.097%, 5/01/34 (IF)	5/24 at 100.00	AA–	753,300
1,000	20.097%, 5/01/39 (IF)	5/24 at 100.00	AA–	1,462,950

5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	11/17 at 100.00	N/R	1,566,556

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	4,211,636

7,490	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016, 5.000%, 11/01/46 (UB), (6)	5/26 at 100.00	AA–	8,118,186

	South Carolina Jobs-Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
2,100	5.500%, 5/01/28	5/17 at 100.00	N/R	2,037,315
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	956,950

246	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$120	South Carolina Jobs Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Taxable Series 2014B, 8.000%, 11/15/19	No Opt. Call	N/R	$122,340

2,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45	11/24 at 100.00	N/R	2,201,480

3,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.250%, 8/15/46	2/25 at 100.00	BB	2,926,560

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	1,465,996
11,515	7.250%, 11/01/45	11/24 at 100.00	N/R	12,387,837

	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013:
750	5.000%, 5/01/43	5/23 at 100.00	N/R	721,223
1,255	5.125%, 5/01/48	5/23 at 100.00	N/R	1,235,861

15,055	South Carolina Jobs-Economic Development Authority, Solid Waste Recycling Facilities Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (Alternative Minimum Tax) (4)	1/22 at 100.00	N/R	12,672,546

	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2016B:
7,500	5.000%, 12/01/41 (UB)	12/26 at 100.00	AA–	8,382,450
28,525	5.000%, 12/01/46 (UB)	12/26 at 100.00	AA–	31,756,027

	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
1,280	5.000%, 12/01/31	12/23 at 100.00	N/R	1,334,989
1,500	5.000%, 12/01/37	12/23 at 100.00	N/R	1,537,440
105,757	Total South Carolina			96,629,948

	South Dakota – 0.1%

6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32	3/24 at 100.00	N/R	6,358,848

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 2016-XG0096:
1,250	17.097%, 11/01/40 (IF), (6)	11/19 at 100.00	A+	1,618,450
250	17.097%, 11/01/40 (IF), (6)	11/19 at 100.00	A+	323,690
2,905	17.091%, 11/01/40 (IF), (6)	11/19 at 100.00	A+	3,760,900
10,805	Total South Dakota			12,061,888

	Tennessee – 1.7%

2,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/47	1/25 at 102.00	N/R	2,004,560

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond 2015-XF1023:
2,545	15.945%, 1/01/40 (IF), (6)	1/23 at 100.00	A3	2,996,254
2,500	15.953%, 1/01/45 (IF), (6)	1/23 at 100.00	A3	2,922,300
865	15.851%, 1/01/45 (IF), (6)	1/23 at 100.00	A3	1,010,900

NUVEEN	247

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$2,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	BBB+	$2,109,640

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
3,855	5.250%, 5/01/25	11/24 at 100.00	N/R	3,667,686
54,230	6.000%, 5/01/34	11/24 at 100.00	N/R	50,093,878

4,485	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.875%, 3/01/44	3/24 at 100.00	BB	4,266,446

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
13,135	5.000%, 7/01/40 (UB), (6)	7/26 at 100.00	A3	14,361,678
31,675	5.000%, 7/01/46 (UB), (6)	7/26 at 100.00	A3	34,476,021

1,250	Shelby County Health, Educational and Housing Facility Board, Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,243,188

66,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	75,489,180

12,155	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%, 1/01/46	7/17 at 100.00	N/R	10,635,260
196,995	Total Tennessee			205,276,991

	Texas – 5.0%

2,250	Anson Education Facilities Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45	8/26 at 100.00	BB+	2,183,400

1,150	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 4.625%, 8/15/46	8/21 at 100.00	BB+	1,044,292

205	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB+	222,146

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
490	5.000%, 6/15/36	6/21 at 100.00	BB	478,681
1,245	5.000%, 6/15/46	6/21 at 100.00	BB	1,179,389

6,630	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,389,331

5,935	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	5,746,801

23,850	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier Series 2006B, 5.750%, 1/01/34	4/17 at 100.00	BB	23,571,909

8,395	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	8,711,827

	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	7.500%, 8/15/31	8/21 at 100.00	C	1,427,202
3,525	7.750%, 8/15/41	8/21 at 100.00	C	3,151,808

248	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B:
$9,860	6.300%, 7/01/32 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	$99
13,650	5.000%, 3/01/41 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	137

1,020	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/17) (4)	No Opt. Call	C	10

8,875	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	89

10,925	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	109

16,665	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	167

40,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (4)	7/18 at 100.00	N/R	400

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
1,450	6.625%, 9/01/32	9/22 at 103.00	N/R	1,449,478
3,400	7.000%, 9/01/40	9/22 at 103.00	N/R	3,398,164

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	2,023,886
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,497,375

	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016:
575	4.800%, 9/01/37	9/26 at 100.00	N/R	511,457
1,000	5.250%, 9/01/46	9/26 at 100.00	N/R	876,030

1,100	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.875%, 9/01/40	9/20 at 103.00	N/R	1,028,731

	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	1,667,943
5,000	6.250%, 9/01/40	9/22 at 103.00	N/R	4,692,700

3,115	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	3,033,948

1,245	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	1,173,039

6,045	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	5,892,485

10,640	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	10,405,707

	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
700	5.000%, 9/01/36	9/22 at 103.00	N/R	662,977
1,650	5.250%, 9/01/46	9/22 at 103.00	N/R	1,546,149

NUVEEN	249

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,595	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	$1,584,808

1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/42	1/23 at 100.00	BBB	1,055,970

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,225	0.000%, 1/01/28	No Opt. Call	BBB+	1,432,433
4,000	0.000%, 1/01/29	No Opt. Call	BBB+	2,456,080

20,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB (7)	23,903,400

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
25	7.750%, 2/15/18	No Opt. Call	B+	25,623
7,500	9.000%, 2/15/38	2/18 at 100.00	B+	7,804,425

900	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 4.400%, 12/01/47	12/22 at 100.00	BBB–	861,867

3,355	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.600%, 12/01/49	12/24 at 100.00	BBB–	3,315,545

	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
1,490	6.250%, 9/01/35	9/23 at 103.00	N/R	1,398,052
3,500	6.500%, 9/01/46	9/23 at 103.00	N/R	3,244,745

8,335	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 12/01/48 (UB), (6)	12/25 at 100.00	AA+	9,385,460

2,430	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	BBB– (7)	2,559,106

6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB–	6,761,359

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
1,000	6.625%, 9/01/31	9/23 at 100.00	N/R	1,146,090
7,010	6.375%, 9/01/42	9/23 at 100.00	N/R	7,850,920

11,875	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BB+	12,367,813

	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014:
1,400	6.500%, 9/01/36	9/19 at 103.00	N/R	1,434,482
2,000	6.750%, 9/01/43	9/19 at 103.00	N/R	2,039,160

3,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	3,560,690

3,480	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	3,522,352

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/17 at 100.00	BB+	2,533,947

250	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
$860	8.625%, 9/01/29	9/19 at 100.00	N/R	$913,440
8,380	9.000%, 9/01/38	9/19 at 100.00	N/R	8,926,292

	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014:
500	6.625%, 9/01/37	9/19 at 103.00	N/R	499,125
525	6.750%, 9/01/44	9/19 at 103.00	N/R	523,982

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 7.000%, 9/01/33	9/19 at 103.00	N/R	499,180

2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc. Project, Series 2013B, 7.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	BB+ (7)	3,149,125

2,132	Harris County, Texas, Lease Purchase Agreement Bonds, Murworth Project II Series 2000, 6.750%, 5/01/20	No Opt. Call	N/R	2,133,637

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,875	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	AA–	1,448,288
16,030	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	AA–	11,356,934
4,920	0.000%, 11/15/26	No Opt. Call	AA–	3,335,612
5,000	0.000%, 11/15/27 – NPFG Insured	No Opt. Call	AA–	3,251,000
12,075	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	AA–	7,518,016
10,525	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	AA–	6,255,429
14,715	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	AA–	8,340,609
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	AA–	2,700,100
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	AA–	967,243
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	AA–	925,180
35	0.000%, 11/15/35	11/31 at 78.18	AA–	14,670
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	AA–	1,634,797
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	AA–	538,645
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	AA–	643,095
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	AA–	353,713
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	AA–	2,953,130
5,460	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	1,507,342

1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	537,078

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	AA–	48,084
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	AA–	273,817
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	AA–	605,729
215	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	AA–	86,226
3,120	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	AA–	1,178,580
10,000	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	AA–	3,084,700
17,675	0.000%, 11/15/39	11/24 at 41.26	AA–	5,132,820

	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	AA	546,257
27,155	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	AA	9,810,830
10,750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	AA	3,431,400

NUVEEN	251

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$9,190	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	$8,994,621

7,805	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	4/17 at 100.00	N/R	7,888,279

7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (Alternative Minimum Tax)	7/21 at 100.00	BB–	7,730,940

9,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (Alternative Minimum Tax)	7/25 at 100.00	BB–	9,678,090

2,650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB–	2,787,429

39,955	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	41,216,779

	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014:
775	5.750%, 9/01/38	9/19 at 103.00	N/R	737,738
750	5.875%, 9/01/44	9/19 at 103.00	N/R	710,370

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 -5 Major Improvement Project:
2,765	7.150%, 9/01/27	3/18 at 103.00	N/R	2,808,134
1,475	7.400%, 9/01/28	3/20 at 103.00	N/R	1,514,884

	Little Elm. Texas, Valencia Public Improvement District Phase I Special Assessment Revenue Bonds, Series 2014:
870	6.900%, 9/01/32	3/18 at 103.00	N/R	883,563
1,215	7.150%, 9/01/37	3/18 at 103.00	N/R	1,233,954

	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015:
500	5.375%, 9/15/35	9/20 at 103.00	N/R	474,870
400	5.500%, 9/15/40	9/20 at 103.00	N/R	377,532

20,970	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	21,700,595

20,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33 (Alternative Minimum Tax)	12/23 at 103.00	N/R	18,747,600

17,430	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)	1/26 at 102.00	N/R	16,518,585

6,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2016A, 5.000%, 8/15/46	8/21 at 100.00	BB	5,560,920

	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc., Series 2016A:
2,095	5.000%, 8/01/36	8/21 at 100.00	BB	2,021,633
6,005	5.000%, 8/01/46	8/21 at 100.00	BB	5,604,767

252	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Senior Living Langford Project, Series 2016:
$670	5.375%, 11/15/36	11/26 at 100.00	N/R	$624,373
1,000	5.500%, 11/15/46	11/26 at 100.00	N/R	918,600
1,150	5.500%, 11/15/52	11/26 at 100.00	N/R	1,035,403

7,260	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	BBB–	7,501,613

1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University – San Antonio Project, Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	BBB–	1,038,870

11,090	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond Trust 1015, 18.650%, 1/01/38 (Pre-refunded 1/01/18) (IF), (6)	1/18 at 100.00	A2 (7)	14,609,412

	Pottsboro Higher Education Finance Corporation, Texas, Education Revenue Bonds, Imagine International Academy of North Texas, LLC, Series 2016A:
655	5.000%, 8/15/36	8/26 at 100.00	N/R	635,907
1,000	5.000%, 8/15/46	8/26 at 100.00	N/R	940,280

3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba2	3,684,707

	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012:
6,280	7.000%, 12/15/32 (4)	12/21 at 100.00	N/R	5,024,000
3,800	7.250%, 12/15/42 (4)	12/21 at 100.00	N/R	3,040,000
14,375	7.250%, 12/15/47 (4)	12/21 at 100.00	N/R	11,500,000

4,290	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (7)	5,505,014

3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,722,763

750	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 6.000%, 9/15/46	3/24 at 102.00	N/R	702,593

5,945	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28 (4)	No Opt. Call	N/R	59

4,095	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2000A, 6.450%, 6/01/21 (Alternative Minimum Tax) (4)	No Opt. Call	C	41

2,285	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22 (4)	No Opt. Call	N/R	23

1,575	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22 (4)	No Opt. Call	N/R	16

100	Sanger Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, Texas Pellets Inc. Project, Refunding Series 2012B, 8.000%, 7/01/38 (Alternative Minimum Tax)	7/22 at 100.00	N/R	44,894

1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (7)	1,551,299

NUVEEN	253

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$27,880	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/45 (UB)	5/26 at 100.00	AA–	$30,913,902

2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2014, 5.625%, 11/15/41	11/24 at 100.00	BB	2,574,375

2,075	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,247,702

2,940	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, NRG Energy, Inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45	2/25 at 100.00	Baa3	2,681,309

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	BBB+	113,526

1,900	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	2,150,705

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	9,961,258
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	3,152,843
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	11,910,699

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
6,665	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	7,586,231
3,660	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	4,216,754

3,215	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	4/17 at 100.00	BB	3,156,873

5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB (7)	6,524,870

980	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 20003, 6.250%, 5/01/28 (Alternative Minimum Tax) (4)	No Opt. Call	C	10

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
3,610	5.250%, 11/01/32	11/17 at 100.00	BBB–	3,586,752
12,015	5.375%, 11/01/37	11/17 at 100.00	BBB–	11,999,015

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,025	6.125%, 9/01/35	9/25 at 100.00	N/R	2,906,571
2,280	6.250%, 9/01/40	9/25 at 100.00	N/R	2,178,791
4,545	6.375%, 9/01/45	9/25 at 100.00	N/R	4,344,384
819,727	Total Texas			622,814,018

	Utah – 0.3%

1,600	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	1,749,424

254	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

$830	Provo, Utah, Charter School Revenue Bonds, Freedom Academy Foundation, Series 2007, 5.500%, 6/15/37	6/17 at 100.00	N/R	$830,722

2,580	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 6.000%, 4/15/45	4/20 at 100.00	BB+	2,663,798

2,000	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BB+	2,161,320

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
1,730	6.500%, 10/15/33	10/18 at 100.00	BB+	1,784,322
2,650	6.750%, 10/15/43	10/18 at 100.00	BB+	2,733,184

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
1,675	6.250%, 6/15/28	6/17 at 100.00	N/R	1,683,610
2,975	6.500%, 6/15/38	6/17 at 100.00	N/R	2,987,376

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Oquirrh Mountain Charter School, Series 2010:
1,940	8.000%, 7/15/30	7/18 at 102.00	N/R	2,062,142
3,910	8.000%, 7/15/41	7/18 at 102.00	N/R	4,152,185

5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41	5/21 at 100.00	N/R	5,706,217

	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A:
1,530	5.875%, 7/15/27 (Pre-refunded 3/16/17)	3/17 at 101.00	N/R (7)	1,531,836
3,475	6.000%, 7/15/37 (Pre-refunded 3/16/17)	3/17 at 101.00	N/R (7)	3,478,232

995	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22 (Pre-refunded 3/16/17)	3/17 at 101.00	N/R (7)	997,040

	Utah State Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A:
815	5.000%, 2/15/36	2/26 at 100.00	BB+	810,037
1,705	5.000%, 2/15/46	2/26 at 100.00	BB+	1,659,289

4,100	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	12/17 at 100.00	BBB–	4,146,658
39,655	Total Utah			41,137,392

	Vermont – 0.1%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016B:
1,500	5.000%, 12/01/37 (UB), (6)	6/26 at 100.00	A–	1,621,875
3,750	5.000%, 12/01/39 (UB), (6)	6/26 at 100.00	A–	4,051,650
5,990	5.000%, 12/01/46 (UB), (6)	6/26 at 100.00	A–	6,437,932
11,240	Total Vermont			12,111,457

	Virginia – 1.0%

24,250	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 6.350%, 11/01/44	11/24 at 100.00	N/R	23,425,985

NUVEEN	255

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
$2,133	6.250%, 3/01/18 (23)	3/17 at 100.00	N/R	$1,376,126
5,037	6.600%, 3/01/25 (24)	3/17 at 100.00	N/R	3,250,628
3,073	6.750%, 3/01/34 (25)	3/17 at 100.00	N/R	1,983,560

	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015:
1,100	5.150%, 3/01/35	3/25 at 100.00	N/R	1,116,940
1,865	5.400%, 3/01/45	3/25 at 100.00	N/R	1,909,518

720	Chesterfield County Health Center Commission, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Lucy Corr Village, Series 2008A, 6.250%, 12/01/38	11/18 at 100.00	N/R	699,242

11,280	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	12,152,959

6,675	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45	3/25 at 100.00	N/R	6,627,941

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	N/R	5,667,480
5,265	5.000%, 12/01/47	12/23 at 100.00	N/R	5,304,014

5,890	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45	3/25 at 100.00	N/R	5,851,951

4,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A, 0.000%, 10/01/37	No Opt. Call	BBB+	1,545,400

7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (5)	10/28 at 100.00	BBB+	7,751,100

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	AA	1,647,944
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	AA	2,521,691
4,600	0.000%, 10/01/39 – AGC Insured	No Opt. Call	BBB+	1,642,292

2,135	Newport News Economic Development Authority, Virginia, Revenue Bonds, Lifespire of Virginia, Refunding Series 2016, 5.000%, 12/01/38	12/25 at 100.00	N/R	2,194,567

4,575	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	4/17 at 102.00	N/R	4,087,900

	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc. – Harbor’s Edge Project, Refunding Series 2014:
5,250	5.375%, 1/01/46	1/25 at 100.00	N/R	5,307,068
5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	4,836,550

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
1,202	6.350%, 9/01/28	9/17 at 100.00	N/R	1,209,705
8,360	6.450%, 9/01/37	9/17 at 100.00	N/R	8,411,163

7,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B–	6,179,950

256	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$2,400	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45	7/25 at 100.00	BB+	$2,422,032

5,685	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BB+	5,737,188
137,355	Total Virginia			124,860,894

	Washington – 1.3%

1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB), (6)	6/19 at 100.00	AA	1,725,232

	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2016-XL0007:
2,500	17.962%, 6/01/39 (IF), (6)	6/19 at 100.00	AA	3,292,600
750	17.962%, 6/01/39 (IF), (6)	6/19 at 100.00	AA	987,780

1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,118,240

	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A:
2,225	5.000%, 12/01/30	12/25 at 100.00	N/R	2,207,311
5,795	5.000%, 12/01/38	12/25 at 100.00	N/R	5,593,044

	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A:
1,500	6.000%, 12/01/35	12/25 at 100.00	N/R	1,436,775
5,500	6.250%, 12/01/45	12/25 at 100.00	N/R	5,255,965

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,360	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,365,236
3,660	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R	3,669,077

1,050	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	1,312,574

4,025	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Pre-refunded 5/01/17) (Alternative Minimum Tax)	5/17 at 100.00	N/R (7)	4,069,034

7,675	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	3/17 at 100.00	N/R	7,602,932

	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bonds Trust 2015-XF1018:
500	15.821%, 8/15/40 (IF), (6)	8/25 at 100.00	AA–	721,320
2,125	15.821%, 8/15/45 (IF), (6)	8/25 at 100.00	AA–	3,072,240

2,420	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015A, 5.000%, 8/15/45 (UB), (6)	8/25 at 100.00	AA–	2,689,685

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D:
14,005	5.000%, 10/01/38 (UB), (6)	10/24 at 100.00	AA–	15,317,549
5,015	5.000%, 10/01/41 (UB), (6)	10/24 at 100.00	AA–	5,481,495

4,750	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014C, 5.000%, 10/01/44 (UB), (6)	10/24 at 100.00	AA–	5,215,215

NUVEEN	257

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0132:
$1,640	19.720%, 10/01/41 (IF), (6)	10/24 at 100.00	AA–	$2,402,764
1,060	19.720%, 10/01/44 (IF), (6)	10/24 at 100.00	AA–	1,579,082
600	19.720%, 10/01/44 (IF), (6)	10/24 at 100.00	AA–	893,820

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
2,500	16.383%, 10/01/44 (IF), (6)	10/24 at 100.00	AA–	3,479,400
3,740	16.368%, 10/01/44 (IF), (6)	10/24 at 100.00	AA–	5,203,686
1,190	16.250%, 10/01/44 (IF), (6)	10/24 at 100.00	AA–	1,655,207

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0150:
1,510	16.359%, 10/01/42 (IF), (6)	10/22 at 100.00	AA–	2,019,776
630	16.323%, 10/01/42 (IF), (6)	10/22 at 100.00	AA–	842,864
785	15.951%, 10/01/42 (IF), (6)	10/22 at 100.00	AA–	1,048,964

2,220	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012A, 5.000%, 10/01/42 (UB), (6)	10/22 at 100.00	AA–	2,407,523

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2012A, 5.000%, 10/01/45 (UB)	4/25 at 100.00	Aa2	11,027,100

	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Tender Option Bond Trust 2015-XF0153:
2,500	16.175%, 10/01/40 (IF), (6)	10/20 at 100.00	AA	3,290,200
1,750	16.075%, 10/01/40 (IF), (6)	10/20 at 100.00	AA	2,303,140
3,685	16.070%, 10/01/40 (IF), (6)	10/20 at 100.00	AA	4,849,349
935	15.877%, 10/01/42 (IF), (6)	10/22 at 100.00	AA	1,317,901
945	16.156%, 10/01/42 (IF), (6)	10/22 at 100.00	AA	1,331,477

1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 2016-XG0051, 15.521%, 8/15/42 (IF), (6)	8/22 at 100.00	AA–	1,455,120

	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 2016-XF0392:
1,520	17.356%, 10/01/39 (IF), (6)	4/20 at 100.00	AA–	1,983,083
1,875	17.262%, 10/01/39 (IF)	4/20 at 100.00	AA–	2,446,725

13,838	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26	No Opt. Call	N/R	13,519,634

1,705	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45	7/25 at 100.00	N/R	1,703,602

	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,095	6.500%, 10/01/32	10/22 at 100.00	N/R	2,184,247
18,225	6.750%, 10/01/47	10/22 at 100.00	N/R	18,955,635

2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB–	2,680,189
146,233	Total Washington			162,713,792

	West Virginia – 0.5%

7,667	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	7,752,717

258	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 6.500%, 7/01/33	7/23 at 100.00	Ba1	$3,655,006

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (7)	1,795,165

11,030	Pleasants County, West Virginia, Pollution Control Revenue Bonds, Allegheny Energy Supply Company, LLC Pleasants Station Project, Series 2007F, 5.250%, 10/15/37	10/17 at 100.00	BB	10,598,506

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
13,180	6.500%, 10/01/38	10/18 at 100.00	N/R	13,510,291
22,445	6.750%, 10/01/43	10/18 at 100.00	N/R	22,996,923
59,322	Total West Virginia			60,308,608

	Wisconsin – 1.8%

8,990	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2006, 7.000%, 12/01/26	12/18 at 102.00	N/R	9,018,948

4,695	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%, 2/01/46	2/26 at 100.00	N/R	4,262,074

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A:
1,090	5.125%, 5/01/36	5/26 at 100.00	N/R	1,010,604
3,445	5.250%, 5/01/46	5/26 at 100.00	N/R	3,121,859

3,530	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB–	3,754,367

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
3,245	5.000%, 6/15/36	6/26 at 100.00	N/R	2,973,296
5,510	5.000%, 6/15/46	6/26 at 100.00	N/R	4,842,243

3,010	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45	3/25 at 100.00	BB+	3,058,913

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A:
1,000	5.375%, 7/01/35	7/25 at 100.00	N/R	972,620
1,590	5.625%, 7/01/45	7/25 at 100.00	N/R	1,538,500

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	7/19 at 100.00	BBB–	701,705
500	7.125%, 7/01/42	7/19 at 100.00	BBB–	531,775

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	BB+	1,163,052
4,275	6.200%, 10/01/42	10/22 at 100.00	BB+	4,512,134

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,740	5.000%, 10/01/34	10/22 at 100.00	BB+	1,750,962
1,085	5.125%, 10/01/45	10/22 at 100.00	BB+	1,085,445

NUVEEN	259

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A:
$1,000	5.000%, 8/01/36	8/26 at 100.00	N/R	$906,220
2,000	5.125%, 8/01/46	8/26 at 100.00	N/R	1,776,400

4,535	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Palm Beach Maritime Academy, Series 2014A, 7.000%, 5/01/40 (4)	5/24 at 100.00	N/R	3,310,414

1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45	2/25 at 100.00	N/R	1,773,612

11,685	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	12,314,705

5,270	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	4,937,727

1,725	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A, 5.000%, 9/01/38	9/24 at 100.00	BB	1,740,094

49,300	Public Finance Authority of Wisconsin, Pass-Through Revenue Bonds, Second Amended & Restated Promissory Note of Natgasoline LLC, Series 2016, 10.000%, 6/30/21	4/17 at 102.00	N/R	48,991,382

	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
4,475	5.500%, 4/01/32	4/22 at 100.00	BB–	4,529,640
4,250	5.750%, 4/01/42	4/22 at 100.00	BB–	4,303,423

4,410	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB–	4,513,018

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	1,698,510
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,716,553

3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015-XF2044, 16.357%, 11/15/41 (IF), (6)	11/21 at 100.00	AA+	5,578,092

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Tender Option Bond Trust 2016-XG0072, 16.099%, 4/15/35 (IF), (6)	4/23 at 100.00	A+	3,357,600

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa2 (7)	1,410,808

2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Tender Option Bond Trust 2016-XL0008, 17.811%, 8/15/37 (IF), (6)	2/20 at 100.00	AA	3,592,820

955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 17.037%, 4/01/39 (IF), (6)	4/19 at 100.00	AA–	1,155,206

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 2015-XF1028:
2,500	15.257%, 11/15/44 (IF), (6)	11/22 at 100.00	A+	3,171,300
380	15.257%, 11/15/44 (IF), (6)	11/22 at 100.00	A+	482,038
750	15.257%, 11/15/44 (IF), (6)	11/22 at 100.00	A+	951,390

260	NUVEEN

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
$1,000	5.750%, 5/01/35 (Pre-refunded 5/01/21)		5/21 at 100.00	N/R (7)	$1,169,528
3,925	6.000%, 5/01/41 (Pre-refunded 5/01/21)		5/21 at 100.00	N/R (7)	4,630,556

	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A:
2,655	8.375%, 6/01/37		6/22 at 100.00	N/R	3,005,750
42,905	8.625%, 6/01/47		6/22 at 100.00	N/R	48,850,773

7,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49		6/22 at 104.00	N/R	6,600,648
212,800	Total Wisconsin				221,766,704
$14,597,909	Total Municipal Bonds (cost $12,640,773,907)				12,677,814,079

Shares	Description (1)				Value

	COMMON STOCKS – 1.1%

	Airlines – 1.1%

3,000,000	American Airlines Group Inc. (26)				$132,750,000

	Chemicals – 0.0%

3,615	Ingevity Corporation (27)				200,958

	Containers & Packaging – 0.0%

21,692	WestRock Company (28)				1,157,485
	Total Common Stocks (cost $43,592,165)				134,108,443

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 1.7%

	Electric Utilities – 0.0%

$1,000	FirstEnergy Solutions Corporation	6.050%	8/15/21	CCC+	$415,000

	Equity Real Estate Investment Trusts – 1.7%

200,108	AAF HLG/FIN, 144A, PIK	6.000%	7/01/19	N/R	207,111,739

	Transportation – 0.0%

68	Las Vegas Monorail Company, Senior Interest Bonds (10), (29)	5.500%	7/15/19	N/R	40,842

18	Las Vegas Monorail Company, Senior Interest Bonds (10), (29)	5.500%	7/15/55	N/R	8,915
86	Total Transportation				49,757
$201,194	Total Corporate Bonds (cost $194,591,063)				207,576,496
	Total Long-Term Investments (cost $12,878,957,135)				13,019,499,018
	Floating Rate Obligations – (7.3)%				(913,492,000)
	Other Assets Less Liabilities – 2.6% (30)				333,602,846
	Net Assets – 100%				$12,439,609,864

NUVEEN	261

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Investments in Derivatives as of January 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Short	(3,063)	3/17	$(381,247,781)	$(765,750)	$1,284,527

Credit Default Swaps

Counterparty	Referenced Entity	Buy/Sell Protection (31)	Current Credit Spread (32)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	3.95%	$90,000,000	1.000%	6/21/21	$(9,738,330)	$(723,532	)(10)

Interest Rate Swaps (OTC)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (33)	Optional Termination Date	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$20,000,000	Receive	Weekly USD-SIFMA	2.318%	Quarterly	1/30/18	2/30/18	1/30/38	$(45,724)

Interest Rate Swaps (OTC-Cleared)

Clearing Broker	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (33)	Termination Date	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.*	$65,000,000	Receive	3-Month USD-LIBOR-ICE	2.655%	Semi-Annually	1/30/18	1/30/34	$(290,299)	$57,616
*	London Clearing House is the clearing house for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

262	NUVEEN

NUVEEN	263

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$12,677,679,244	$134,835	$12,677,814,079
Common Stocks	134,108,443	—	—	134,108,443
Corporate Bonds	—	207,526,739	49,757	207,576,496
Investments in Derivatives:
Futures Contracts*	1,284,527	—	—	1,284,527
Credit Default Swaps*	—	—	(723,532)	(723,532)
Interest Rate Swaps*	—	11,892	—	11,892
Total	$135,392,970	$12,885,217,875	$(538,940)	$13,020,071,905
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2017, the cost of investments (excluding investments in derivatives) was $11,911,001,338.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$900,347,307
Depreciation	(705,343,471)
Net unrealized appreciation (depreciation) of investments	$195,003,836

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(8)	Principal Amount (000) rounds to less than $1,000.

(9)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(11)	On December 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 8.000% to 2.400%.

(12)	On December 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 9.000% to 6.750%.

(13)	On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 3.600%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a greater portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.600% to 4.800%.

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

(14)	On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.125% to 3.675%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a greater portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.675% to 4.900%.

(15)	On June 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on the security, and therefore reduced the security’s interest rate of accrual from 7.250% to 1.813%. On May 7, 2015, the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(16)	On December 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.750% to 0.775%.

(17)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 5.700% and again on November 11, 2015, further reduced the security’s interest rate of accrual from 5.700% to 4.275%.

(18)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250% to 2.100%.

(19)	On July 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 4.200%.

(20)	On March 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 0.000% to 1.000%.

(21)	On September 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.500% to 3.850%.

(22)	On February 8, 2011, the Fund’s Adviser cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. Effective March 1, 2011, the Fund’s custodian will resume accruing income at an annual interest rate of 4.50%.

(23)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.250% to 4.688%.

(24)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.600% to 4.950%.

(25)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.750% to 5.063%.

(26)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(27)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(28)	Common stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

(29)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on this security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(30)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(31)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(32)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(33)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PIK	All or portion of this security is payment-in-kind.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association

264	NUVEEN

Nuveen Short Duration High Yield Municipal Bond Fund

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 94.5%

	MUNICIPAL BONDS – 94.5%

	Alabama – 2.0%

$10,170	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	4/17 at 100.00	B3	$9,765,336

4,175	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	4/17 at 100.00	B3	4,189,070

2,445	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%, 9/01/27	9/25 at 100.00	N/R	2,435,905

50	Bessemer Governmental Utility Services Corporation, Alabama, Water Supply Revenue Bonds, Series 2008A, 3.750%, 6/01/17	No Opt. Call	AA	50,455

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
45	5.125%, 4/01/18 – AMBAC Insured	4/17 at 100.00	B1	45,183
610	5.125%, 4/01/20 – AMBAC Insured	4/17 at 100.00	B1	612,483
100	5.125%, 4/01/21 – AMBAC Insured	4/17 at 100.00	B1	100,407

	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A:
500	5.000%, 4/01/22 – NPFG Insured	4/17 at 100.00	AA–	502,035
5,500	5.000%, 4/01/23 – NPFG Insured	4/17 at 100.00	AA–	5,522,385

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
500	5.000%, 4/01/18 – NPFG Insured	4/17 at 100.00	AA–	502,035
25	5.000%, 4/01/21 – NPFG Insured	4/17 at 100.00	AA–	25,102

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
525	5.250%, 1/01/18 – AGM Insured	4/17 at 100.00	AA	527,137
150	5.250%, 1/01/19 – AGM Insured	4/17 at 100.00	AA	150,610
5,315	5.250%, 1/01/20	4/17 at 100.00	A–	5,336,632
17,900	5.500%, 1/01/22	4/17 at 100.00	A–	17,972,853
150	5.500%, 1/01/22 – AGM Insured	4/17 at 100.00	AA	150,610
1,785	5.250%, 1/01/23	4/17 at 100.00	A–	1,792,265
75	4.750%, 1/01/25 – AGM Insured	4/17 at 100.00	AA	75,305

1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 5.000%, 10/01/22	No Opt. Call	BBB–	1,067,180

8,430	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	8,193,117

7,535	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	5,286,029
66,985	Total Alabama			64,302,134

	Alaska – 0.1%

1,880	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 4.000%, 1/01/28 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,905,474

	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula Funds, Series 2007:
490	5.000%, 8/01/18 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	AA– (5)	500,295
230	5.000%, 8/01/21 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	AA– (5)	234,832
2,600	Total Alaska			2,640,601

NUVEEN	265

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona – 2.2%

$2,260	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes Campus Project, Series 2006, 5.100%, 10/01/22	4/17 at 100.00	N/R	$2,261,085

650	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 1.377%, 1/02/37	4/17 at 100.00	AA–	555,600

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2050:
3,000	1.986%, 1/01/37 (IF) (6)	4/17 at 100.00	AA–	1,547,700
1,500	1.986%, 1/01/37 (IF) (6)	4/17 at 100.00	AA–	773,850
1,500	2.006%, 1/01/37 (IF) (6)	4/17 at 100.00	AA–	773,850
3,000	1.867%, 1/02/37 (IF) (6)	4/17 at 100.00	AA–	1,547,700

850	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/30	2/22 at 100.00	BBB+	917,660

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A:
500	4.000%, 7/01/21 (WI/DD, Settling 2/02/17)	No Opt. Call	BB	506,535
500	5.000%, 7/01/26 (WI/DD, Settling 2/02/17)	No Opt. Call	BB	519,065

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
170	3.000%, 7/15/18	No Opt. Call	N/R	171,678
605	5.000%, 7/15/24	No Opt. Call	N/R	647,755

1,750	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 4.000%, 7/15/25	No Opt. Call	N/R	1,703,957

224	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25	7/24 at 100.00	N/R	224,524

145	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 4.000%, 7/01/18	No Opt. Call	Ba1	146,350

965	Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Series 2007, 5.500%, 7/01/37	7/17 at 100.00	BBB–	969,285

6,915	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 4.000%, 7/01/25	No Opt. Call	BB	6,738,460

555	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%, 7/01/23	No Opt. Call	BB+	608,047

255	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 5.200%, 7/01/22	7/21 at 100.00	BB+	267,036

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
515	4.750%, 7/01/19	No Opt. Call	Ba1	530,028
1,250	5.750%, 7/01/24	No Opt. Call	Ba1	1,372,975

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
510	3.000%, 7/01/20	No Opt. Call	Ba1	499,790
4,445	4.000%, 7/01/25	No Opt. Call	Ba1	4,365,301

14,260	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	14,345,275

585	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	623,019

266	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$2,340	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%, 7/01/26	No Opt. Call	BB	$2,253,256

1,070	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	1,138,983

1,330	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 7.500%, 2/01/25	2/24 at 100.00	N/R	1,424,576

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q:
1,220	4.000%, 7/01/19	No Opt. Call	Baa3	1,253,977
740	4.500%, 7/01/20	No Opt. Call	Baa3	775,587

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R:
4,550	4.000%, 7/01/26	No Opt. Call	Baa3	4,555,824
5,555	5.000%, 7/01/31	7/26 at 100.00	Baa3	5,888,633

950	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 4.000%, 12/15/24	No Opt. Call	BB	929,632

7,000	Verrado District 1 Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2006, 5.350%, 7/15/31	4/17 at 100.00	N/R	6,903,540

853	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	4/17 at 100.00	N/R	826,796

870	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A, 3.900%, 9/01/24	No Opt. Call	BB+	860,952

	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A:
1,000	5.000%, 8/01/19	No Opt. Call	Baa1	1,077,280
500	5.000%, 8/01/20	No Opt. Call	Baa1	549,155
74,887	Total Arizona			71,054,716

	California – 9.7%

715	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Eskaton Properties Inc., Refunding Series 2013, 5.000%, 11/15/20	No Opt. Call	BBB	786,350

385	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 (Pre-refunded 10/01/17) – AMBAC Insured	10/17 at 100.00	Aaa	396,504

2,585	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (5)	2,955,146

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 3.864%, 4/01/36 (Mandatory Put 4/01/27) (IF) (6)	10/26 at 100.00	AA	1,024,520

1,700	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,882,631

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
9,935	5.250%, 6/01/21	12/18 at 100.00	Ba1	10,045,577
20,060	5.450%, 6/01/28	12/18 at 100.00	B3	20,340,439

NUVEEN	267

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.000%, 8/01/23	No Opt. Call	B+	$532,320

505	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25	10/22 at 102.00	BBB–	526,932

920	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22	9/20 at 100.00	BBB–	987,933

460	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25	No Opt. Call	BB+	471,385

870	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BBB–	893,081

2,130	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 4.000%, 7/01/26	No Opt. Call	BB	2,105,249

1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB	1,188,664

1,525	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A , 6.000%, 6/01/23	6/22 at 102.00	N/R	1,636,706

1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	1,545,460

	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
565	5.000%, 8/15/21	No Opt. Call	BBB	632,975
325	5.000%, 8/15/22	No Opt. Call	BBB	368,579
515	5.000%, 8/15/23	No Opt. Call	BBB	588,877

395	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B, 5.000%, 4/01/25	No Opt. Call	Baa3	436,917

50	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1	52,379

165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	184,948

	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A:
850	4.000%, 11/01/21	No Opt. Call	N/R	862,087
2,355	4.000%, 11/01/26	No Opt. Call	N/R	2,289,931

625	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/26	No Opt. Call	N/R	615,050

1,500	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	1/22 at 100.00	BBB+	1,646,940

2,280	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25	No Opt. Call	N/R	2,203,962

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/23	No Opt. Call	BBB–	218,532
300	5.000%, 11/01/24	No Opt. Call	BBB–	327,282
350	5.000%, 11/01/27	11/24 at 100.00	BBB–	385,637

268	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
$2,320	5.000%, 11/01/27	11/26 at 100.00	BBB–	$2,555,178
1,425	5.000%, 11/01/28	11/26 at 100.00	BBB–	1,560,703
1,000	5.250%, 11/01/29	11/26 at 100.00	BBB–	1,111,120
850	5.000%, 11/01/30	11/26 at 100.00	BBB–	919,683
1,000	5.250%, 11/01/31	11/26 at 100.00	BBB–	1,100,890

3,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%, 12/01/27 (Alternative Minimum Tax)	12/23 at 102.00	N/R	3,354,050

	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017:
1,165	5.000%, 10/15/30 (WI/DD, Settling 2/03/17)	10/26 at 100.00	BBB–	1,260,192
1,000	5.000%, 10/15/32 (WI/DD, Settling 2/03/17)	10/26 at 100.00	BBB–	1,074,690

1,325	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%, 6/01/29	6/26 at 100.00	N/R	1,300,328

3,030	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%, 3/01/28	6/25 at 100.00	N/R	3,014,032

1,195	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/26	No Opt. Call	N/R	1,217,239

580	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26	No Opt. Call	N/R	602,318

	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep – Obligated Group, Series 2016:
1,000	4.000%, 6/01/26	No Opt. Call	N/R	973,340
1,000	4.500%, 6/01/31	6/26 at 100.00	N/R	963,080

	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education – Obligated Group, Series 2016A:
415	5.000%, 6/01/21	No Opt. Call	N/R	436,123
785	5.000%, 6/01/26	6/25 at 100.00	N/R	814,461

500	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 5.500%, 6/01/22 (4)	6/20 at 102.00	N/R	250,020

995	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24	No Opt. Call	BB+	1,051,695

1,800	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24	2/24 at 100.00	BB–	1,906,398

425	California School finance Authority, School Facility Revenue Bonds, ICEF – View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	440,164

380	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24	No Opt. Call	N/R	399,087

450	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB–	461,641

1,065	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	1,150,083

3,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB+	3,244,440

NUVEEN	269

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$1,735	5.000%, 12/01/26	6/26 at 100.00	BB	$1,890,109
2,695	5.000%, 12/01/31	6/26 at 100.00	BB	2,881,386

1,000	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A, 5.150%, 7/01/30 (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (5)	1,018,180

2,845	California Statewide Communities Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.125%, 9/02/25 (Pre-refunded 3/02/17)	3/17 at 103.00	N/R (5)	2,933,878

1,000	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24	No Opt. Call	N/R	1,052,050

3,000	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 4.000%, 6/01/26	No Opt. Call	N/R	2,920,020

1,195	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 4.375%, 9/01/25	No Opt. Call	N/R	1,165,711

	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015:
1,405	4.000%, 9/01/26	9/25 at 100.00	N/R	1,454,540
875	4.125%, 9/01/27	9/25 at 100.00	N/R	908,084

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
1,100	5.000%, 9/02/25	No Opt. Call	N/R	1,195,007
1,150	5.000%, 9/02/26	9/25 at 100.00	N/R	1,243,230

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,090	5.750%, 7/01/24 (7)	4/17 at 100.00	CCC	1,069,988
5,505	5.750%, 7/01/30 (7)	4/17 at 100.00	CCC	5,271,588
305	5.500%, 7/01/35 (7)	4/17 at 100.00	CCC	284,961

1,740	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22 (7)	4/17 at 100.00	CCC	1,699,388

3,040	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.250%, 7/01/25 (7)	4/17 at 100.00	CCC	2,968,621

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
1,330	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	1,389,198
500	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	523,360

1,500	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 (Pre-refunded 9/01/18) – AMBAC Insured	9/18 at 100.00	N/R (5)	1,598,970

540	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014, 5.000%, 9/01/23	No Opt. Call	N/R	613,386

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
45,040	4.500%, 6/01/27	6/17 at 100.00	B1	45,316,095
17,620	5.000%, 6/01/33	6/17 at 100.00	B–	17,164,171

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
55	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	56,362
1,390	5.000%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,410,614

270	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
$255	5.000%, 9/01/20	No Opt. Call	N/R	$280,174
200	5.000%, 9/01/23	No Opt. Call	N/R	226,408
250	5.000%, 9/01/24	No Opt. Call	N/R	282,952
320	5.000%, 9/01/25	9/24 at 100.00	N/R	355,994
195	5.000%, 9/01/26	9/24 at 100.00	N/R	215,284

855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20	No Opt. Call	N/R	910,866

4,110	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	4,501,190

835	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Pillar Ridge, Refunding Series 2014A, 3.000%, 5/15/20	No Opt. Call	BBB	848,485

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015:
530	5.000%, 9/01/23	No Opt. Call	N/R	597,941
690	5.000%, 9/01/24	No Opt. Call	N/R	778,285
425	5.000%, 9/01/25	No Opt. Call	N/R	475,571
760	5.000%, 9/01/26	9/25 at 100.00	N/R	846,252
795	5.000%, 9/01/27	9/25 at 100.00	N/R	878,793
835	5.000%, 9/01/28	9/25 at 100.00	N/R	918,901

230	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/19	8/18 at 100.00	BBB–	242,236

	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
805	5.000%, 6/01/21	6/17 at 100.00	N/R	806,216
5,075	4.625%, 6/01/21	6/17 at 100.00	N/R	5,078,096

	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
100	5.000%, 9/01/22	No Opt. Call	N/R	112,413
100	5.000%, 9/01/24	No Opt. Call	N/R	112,651

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
500	5.000%, 9/01/23	No Opt. Call	N/R	566,985
595	5.000%, 9/01/24	No Opt. Call	N/R	674,575

	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015:
834	3.000%, 9/02/20	No Opt. Call	N/R	826,325
1,580	4.000%, 9/02/25	No Opt. Call	N/R	1,552,366

570	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R	626,270

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B:
2,650	1.977%, 11/15/26	No Opt. Call	A	2,490,231
2,125	1.692%, 11/15/27	No Opt. Call	A	2,006,191

445	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	530,347

NUVEEN	271

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
$295	4.000%, 1/01/21	No Opt. Call	BBB–	$285,581
520	4.000%, 1/01/22	1/21 at 100.00	BBB–	497,562
145	5.250%, 1/01/23	1/21 at 100.00	BBB–	145,731
395	4.500%, 1/01/26	1/21 at 100.00	BBB–	378,173
15	5.250%, 1/01/27	1/21 at 100.00	BBB–	15,076
180	5.250%, 1/01/28	1/21 at 100.00	BBB–	180,907
10	5.000%, 1/01/29	1/21 at 100.00	BBB–	9,911
855	5.000%, 1/01/30	1/21 at 100.00	BBB–	842,970
1,185	5.000%, 1/01/31	1/21 at 100.00	BBB–	1,155,956

1,200	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/24	No Opt. Call	N/R	1,360,488

980	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 5.250%, 9/01/20 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (5)	1,042,720

	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A:
1,965	0.000%, 12/01/17 – AMBAC Insured	No Opt. Call	N/R	1,927,881
1,055	0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	750,727

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
795	4.750%, 9/01/23	No Opt. Call	N/R	888,094
750	5.200%, 9/01/28	9/24 at 100.00	N/R	828,120

450	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	489,901

250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A	298,867

	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A:
500	5.000%, 8/15/24	No Opt. Call	N/R	568,705
680	5.000%, 8/15/25	No Opt. Call	N/R	769,019
760	5.000%, 8/15/27	8/25 at 100.00	N/R	844,710

	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A:
1,415	5.000%, 8/15/26	No Opt. Call	N/R	1,587,404
1,795	5.000%, 8/15/28	8/26 at 100.00	N/R	1,984,911

690	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 5.500%, 11/01/19 (ETM)	No Opt. Call	Ba1 (5)	738,224

750	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	BBB–	790,800

2,550	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 4.000%, 9/01/18	No Opt. Call	N/R	2,627,698

	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
420	4.000%, 9/01/20	No Opt. Call	N/R	447,443
435	4.000%, 9/01/21	No Opt. Call	N/R	464,371
450	4.000%, 9/01/22	No Opt. Call	N/R	481,162
470	4.000%, 9/01/23	No Opt. Call	N/R	501,349
490	4.000%, 9/01/24	No Opt. Call	N/R	518,670
510	5.000%, 9/01/25	9/24 at 100.00	N/R	567,365
530	5.000%, 9/01/26	9/24 at 100.00	N/R	585,131

272	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	$2,668,396

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016:
100	5.000%, 9/01/26	No Opt. Call	N/R	112,467
250	5.000%, 9/01/28	9/26 at 100.00	N/R	277,147

	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
35	2.150%, 10/01/17	4/17 at 100.00	N/R	35,016
50	2.500%, 10/01/18	4/17 at 100.00	N/R	50,023
70	3.050%, 10/01/19	4/17 at 100.00	N/R	70,051
85	3.450%, 10/01/20	4/17 at 100.00	N/R	85,074
105	3.850%, 10/01/21	4/17 at 100.00	N/R	105,106
135	4.150%, 10/01/22	4/17 at 100.00	N/R	135,146
155	4.400%, 10/01/23	4/17 at 100.00	N/R	155,172
175	4.550%, 10/01/24	4/17 at 100.00	N/R	175,180
205	4.650%, 10/01/25	4/17 at 100.00	N/R	205,182
230	4.800%, 10/01/26	4/17 at 100.00	N/R	230,209
260	4.900%, 10/01/27	4/17 at 100.00	N/R	260,229
290	5.050%, 10/01/28	4/17 at 100.00	N/R	290,275
325	5.100%, 10/01/29	4/17 at 100.00	N/R	325,296
360	5.200%, 10/01/30	4/17 at 100.00	N/R	360,335
395	5.250%, 10/01/31	4/17 at 100.00	N/R	395,359
440	5.350%, 10/01/32	4/17 at 100.00	N/R	440,400
480	5.400%, 10/01/33	4/17 at 100.00	N/R	480,422

500	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	581,470

345	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	397,157

	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	538,475
500	4.250%, 9/01/24	No Opt. Call	N/R	539,625
750	5.000%, 9/01/25	9/24 at 100.00	N/R	834,360

110	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	117,427

340	Riverside Unified School District Finance Authority, Riverside County, California, Special Tax Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/24 – BAM Insured	No Opt. Call	AA	402,842

	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2, Refunding Series 2015:
1,140	5.000%, 9/01/22	No Opt. Call	N/R	1,283,412
1,515	5.000%, 9/01/25	No Opt. Call	N/R	1,704,890
1,655	5.000%, 9/01/26	9/25 at 100.00	N/R	1,846,732
805	5.000%, 9/01/27	9/25 at 100.00	N/R	890,475

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Pakard Campus Oaks, Series 2016:
1,015	4.000%, 9/01/26	No Opt. Call	N/R	1,019,791
365	5.000%, 9/01/31	9/26 at 100.00	N/R	382,542

NUVEEN	273

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	$1,103,840

	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
400	5.000%, 9/01/23	No Opt. Call	N/R	453,588
585	5.000%, 9/01/24	No Opt. Call	N/R	663,238
655	5.000%, 9/01/26	9/24 at 100.00	N/R	724,980

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
2,500	6.500%, 12/01/22	12/21 at 100.00	BB+	2,905,475
500	8.000%, 12/01/26	12/21 at 100.00	BB+	619,465
4,000	7.000%, 12/01/26	12/21 at 100.00	BB+	4,704,160

	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
200	4.000%, 9/01/23	No Opt. Call	N/R	213,712
100	5.000%, 9/01/24	No Opt. Call	N/R	113,181
500	5.000%, 9/01/25	No Opt. Call	N/R	562,670
300	5.000%, 9/01/26	9/25 at 100.00	N/R	334,755
500	5.000%, 9/01/27	9/25 at 100.00	N/R	553,090
500	5.000%, 9/01/29	9/25 at 100.00	N/R	547,155

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	A–	419,656
400	5.000%, 8/01/24	No Opt. Call	A–	469,248
350	5.000%, 8/01/25	8/24 at 100.00	A–	406,581

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
3,500	0.000%, 8/01/23	8/21 at 91.48	N/R	2,466,485
2,750	0.000%, 8/01/26	8/21 at 79.08	N/R	1,585,017

	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016:
900	5.000%, 9/01/27	9/26 at 100.00	N/R	1,004,931
1,255	5.000%, 9/01/30	9/26 at 100.00	N/R	1,375,681

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A:
160	5.000%, 8/01/17 – NPFG Insured	4/17 at 100.00	AA–	160,541
100	5.000%, 8/01/18 – NPFG Insured	4/17 at 100.00	AA–	100,336

3,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB+	3,000,120

250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	278,695

8,405	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 2.064%, 11/01/38	No Opt. Call	A	7,258,138

125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	142,306

100	Stockton-East Water District, California, Certificates of Participation, Series 2002A Refunding, 5.000%, 4/01/20 – FGIC Insured	4/17 at 100.00	AA–	100,213

274	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$6,670	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	3/17 at 100.00	Ba2	$6,692,545

	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A:
400	5.000%, 9/01/23	No Opt. Call	BBB+	456,952
385	5.000%, 9/01/24	No Opt. Call	BBB+	441,645
865	5.000%, 9/01/26	9/25 at 100.00	BBB+	989,871

	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
250	5.000%, 9/01/26	9/25 at 100.00	N/R	278,372
225	5.000%, 9/01/28	9/25 at 100.00	N/R	247,261

340	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.375%, 12/01/20	No Opt. Call	A+	385,400

3,265	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.000%, 1/01/26	1/21 at 100.00	BBB+	3,664,114

1,640	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	1,766,723

320	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	329,206

9,260	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	10,205,631

	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
400	5.000%, 9/01/28 (WI/DD, Settling 2/15/17)	9/26 at 100.00	N/R	439,908
350	5.000%, 9/01/30 (WI/DD, Settling 2/15/17)	9/26 at 100.00	N/R	381,202
308,309	Total California			315,582,240

	Colorado – 2.6%

500	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.875%, 10/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB–	568,890

	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007:
1,655	4.625%, 12/01/29 – RAAI Insured	12/17 at 100.00	AA	1,662,547
1,235	4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	1,239,804

415	Cathedral Pines Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26	No Opt. Call	Ba2	401,280

	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
275	5.000%, 6/01/23	No Opt. Call	A	308,286
675	5.000%, 6/01/29	6/23 at 100.00	A	740,414

625	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%, 7/01/26	7/25 at 100.00	BB+	615,631

100	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A, 4.750%, 6/15/22 (Pre-refunded 6/15/17)	6/17 at 100.00	A (5)	101,447

360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 4.750%, 7/15/29	7/19 at 100.00	BBB	365,026

NUVEEN	275

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (5)	$537,795

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A	544,910

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	BBB–	1,033,370

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 4.125%, 7/01/24	No Opt. Call	BB+	503,165

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
545	4.000%, 12/15/25	No Opt. Call	BB+	532,628
1,160	5.000%, 12/15/28	12/25 at 100.00	BB+	1,186,634

680	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016, 3.875%, 9/01/26	9/21 at 100.00	N/R	634,596

385	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014, 4.000%, 11/01/24	No Opt. Call	BB+	381,608

470	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016, 5.000%, 10/01/34	10/25 at 100.00	Baa2	504,822

960	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	1,018,378

1,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 5.000%, 2/01/27	2/26 at 100.00	N/R	1,183,000

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012, 5.625%, 6/01/22 (4)	No Opt. Call	N/R	802,000

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012B:
2,000	5.000%, 12/01/25	12/22 at 100.00	BBB+	2,177,680
505	4.000%, 12/01/26	12/22 at 100.00	BBB+	513,040

535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	BBB+	594,310

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
1,500	5.000%, 6/01/23	No Opt. Call	A–	1,690,815
3,520	5.000%, 6/01/25	No Opt. Call	A–	4,001,747

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A:
700	5.000%, 12/01/25	No Opt. Call	N/R	688,919
750	5.500%, 12/01/30	12/25 at 100.00	N/R	751,237

630	Colorado International Center Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2016, 4.625%, 12/01/31	12/21 at 103.00	N/R	588,187

520	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	479,326

50	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.000%, 12/01/18 – RAAI Insured	12/17 at 100.00	AA	50,526

276	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,000	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.250%, 12/01/30	12/20 at 103.00	N/R	$1,012,490

535	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26	12/25 at 100.00	N/R	514,007

450	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2009A, 6.250%, 12/01/33	12/19 at 100.00	BBB+	489,933

485	Denver International Business Center Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2010, 5.000%, 12/01/30	12/20 at 100.00	BBB–	498,939

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A:
750	5.000%, 9/01/19	No Opt. Call	A–	815,520
665	5.000%, 9/01/20	No Opt. Call	A–	738,589

	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
175	5.000%, 12/01/18	No Opt. Call	N/R	179,742
200	5.000%, 12/01/19	No Opt. Call	N/R	207,186
430	5.000%, 12/01/20	No Opt. Call	N/R	445,553
850	5.000%, 12/01/24	12/22 at 100.00	N/R	877,548

185	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/22 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	AA (5)	191,345

	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
6,315	5.250%, 12/01/24	No Opt. Call	N/R	6,534,762
1,500	5.750%, 12/01/30	12/24 at 100.00	N/R	1,553,415

580	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 4.000%, 12/01/26	12/21 at 100.00	N/R	544,133

1,395	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%, 12/01/28	12/24 at 100.00	N/R	1,409,745

2,280	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 4.750%, 12/01/26	12/20 at 103.00	N/R	2,245,481

4,325	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	3,893,408

3,000	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	2,954,130

1,675	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 4.000%, 12/01/25	12/21 at 103.00	N/R	1,590,195

740	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	714,389

4,660	North Range Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.500%, 12/15/27	12/17 at 100.00	N/R	4,663,681

1,285	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	4/17 at 100.00	N/R	1,235,707

1,405	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,273,913

1,620	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 4.500%, 12/01/30	12/21 at 103.00	N/R	1,536,602

NUVEEN	277

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010B, 3.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	$101,406

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
3,660	5.250%, 12/15/21	4/17 at 100.00	N/R	3,562,498
1,250	5.400%, 12/15/31	4/17 at 100.00	N/R	1,220,225

2,000	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.125%, 12/01/25	12/20 at 103.00	N/R	2,001,980

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,195	6.125%, 11/15/23	No Opt. Call	A	2,632,771
440	6.250%, 11/15/28	No Opt. Call	A	536,012

200	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015, 4.250%, 12/01/28	12/24 at 100.00	N/R	198,100

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
215	5.375%, 1/15/25	7/20 at 100.00	BBB+	233,443
800	6.000%, 1/15/26	7/20 at 100.00	BBB+	889,184

260	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.200%, 12/01/17 (ETM)	No Opt. Call	N/R (5)	269,394

1,000	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 4.500%, 12/01/31	12/21 at 103.00	N/R	941,010

650	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 3.750%, 12/01/26	12/21 at 103.00	N/R	611,845

	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
5,555	3.500%, 12/01/26	12/21 at 103.00	N/R	5,165,261
1,470	5.000%, 12/01/30	12/21 at 103.00	N/R	1,499,826

500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A, 5.500%, 12/01/35	12/20 at 103.00	N/R	474,510

1,000	Tablerock Metropolitan District, Jefferson County, Colorado, Limited Tax, General Obligation Improvement Bonds, Refunding Series 2007, 4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	1,016,750

470	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	4/17 at 100.00	N/R	461,441
83,770	Total Colorado			84,338,087

	Connecticut – 0.6%

8,660	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	4/17 at 100.00	B3	8,283,203

10,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index Series 2015C, 2.040%, 6/15/24 (UB)	No Opt. Call	AA–	10,011,500
18,660	Total Connecticut			18,294,703

	Delaware – 0.1%

2,040	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25	3/25 at 100.00	N/R	2,053,444

830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB	899,239
2,870	Total Delaware			2,952,683

278	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia – 0.1%

$725	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB+	$805,054

1,605	District of Columbia, Revenue Bonds, The Methodist Home of the District of Columbia, Series 1999, 4.500%, 1/01/25	No Opt. Call	N/R	1,580,283
2,330	Total District of Columbia			2,385,337

	Florida – 10.5%

500	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 5.500%, 11/01/25	No Opt. Call	N/R	495,295

2,870	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.250%, 11/01/25	No Opt. Call	N/R	2,747,193

	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016:
230	4.250%, 11/01/21	No Opt. Call	N/R	227,113
725	5.500%, 11/01/30	11/26 at 100.00	N/R	710,558

920	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	4/17 at 100.00	N/R	851,589

11,085	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 3 Master Improvements Project, Series 2016, 4.625%, 11/01/21	11/19 at 100.00	N/R	10,791,469

1,260	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	1,328,985

	Babcock Ranch Community Independent Special District, Florida, Special Assessment Bonds, Series 2015:
750	4.250%, 11/01/21	No Opt. Call	N/R	740,272
775	4.750%, 11/01/26	11/25 at 100.00	N/R	756,090
1,135	5.000%, 11/01/31	11/25 at 100.00	N/R	1,109,440

840	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	817,102

1,000	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%, 11/01/25	No Opt. Call	N/R	973,390

490	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 4.000%, 5/01/20	No Opt. Call	BBB	486,835

500	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016, 3.625%, 9/01/26	9/23 at 100.00	BBB–	479,405

	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016:
60	3.000%, 5/01/19	No Opt. Call	N/R	59,663
35	3.500%, 5/01/20	No Opt. Call	N/R	34,990
65	3.500%, 5/01/21	No Opt. Call	N/R	64,349
65	3.500%, 5/01/22	No Opt. Call	N/R	63,454
70	3.500%, 5/01/23	No Opt. Call	N/R	67,669
70	3.750%, 5/01/24	No Opt. Call	N/R	67,782
50	3.750%, 5/01/25	No Opt. Call	N/R	47,887

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
3,225	4.000%, 11/01/25	No Opt. Call	N/R	3,162,661
3,105	4.700%, 11/01/29	11/25 at 100.00	N/R	3,055,072

NUVEEN	279

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$765	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	BBB–	$844,851

490	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 3.750%, 11/01/31	11/26 at 100.00	BBB–	470,611

	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
1,125	3.875%, 5/01/24	No Opt. Call	A2	1,171,294
1,165	4.000%, 5/01/25	5/24 at 100.00	A2	1,211,588
1,220	4.125%, 5/01/26	5/24 at 100.00	A2	1,269,337
1,070	4.250%, 5/01/27	5/24 at 100.00	A2	1,115,849

930	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27	No Opt. Call	N/R	932,269

500	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.100%, 5/01/26	No Opt. Call	N/R	478,045

750	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016, 3.500%, 5/01/22	No Opt. Call	N/R	726,465

420	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Refunding Series 2013A, 5.000%, 4/01/19	No Opt. Call	A	449,723

3,595	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009, 6.500%, 11/01/29	11/19 at 100.00	BB+	3,838,274

2,300	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	4/17 at 100.00	B3	2,303,542

970	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/26 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,073,276

	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015:
230	3.750%, 7/01/19	No Opt. Call	N/R	229,816
500	4.000%, 7/01/20	No Opt. Call	N/R	498,740
580	4.250%, 7/01/21	No Opt. Call	N/R	579,403
550	4.500%, 7/01/22	No Opt. Call	N/R	546,458
1,230	4.750%, 7/01/24	No Opt. Call	N/R	1,223,506

120	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F, 5.500%, 10/01/17 – NPFG Insured	4/17 at 100.00	AA–	120,007

735	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 6.500%, 1/01/24 (4)	1/21 at 103.00	N/R	619,002

280	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (4)	4/17 at 100.00	N/R	254,304

7,135	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	7,531,207

1,000	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%, 11/01/29	11/26 at 100.00	N/R	957,740

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
1,350	4.750%, 5/01/24	No Opt. Call	N/R	1,329,534
1,775	5.000%, 5/01/34	5/24 at 100.00	N/R	1,725,105

280	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016:
$530	3.250%, 12/15/21	No Opt. Call	N/R	$515,632
375	4.125%, 12/15/27	12/26 at 100.00	N/R	355,106
500	4.500%, 12/15/32	12/26 at 100.00	N/R	466,050

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
285	4.250%, 6/01/17	No Opt. Call	A+	288,258
265	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	267,830

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
4,780	4.500%, 6/01/23	No Opt. Call	BBB–	4,915,274
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	537,560
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB–	1,094,810

3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24	No Opt. Call	N/R	3,374,340

650	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.125%, 5/01/26	No Opt. Call	N/R	605,468

	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016:
1,650	3.500%, 11/01/21	No Opt. Call	N/R	1,641,981
2,690	4.250%, 11/01/27	No Opt. Call	N/R	2,648,789

630	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%, 11/01/27	No Opt. Call	N/R	644,710

2,130	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1, 4.000%, 5/01/24	No Opt. Call	BBB	2,111,405

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
945	4.500%, 5/01/25	No Opt. Call	N/R	942,704
1,740	4.625%, 5/01/26	No Opt. Call	N/R	1,735,650

2,750	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.250%, 5/01/25	5/22 at 100.00	N/R	2,718,787

1,685	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	1,688,117

325	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Bonds, Baptist Hospital, Inc. Project, Series 2010A, 5.750%, 8/15/29	8/20 at 100.00	A3	357,809

1,185	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	1,306,332

465	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	465,990

1,005	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013A, 3.625%, 5/01/18	No Opt. Call	N/R	1,010,266

1,300	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	1,268,345

4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31	12/21 at 101.00	N/R	4,363,840

NUVEEN	281

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$300	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27	6/26 at 100.00	N/R	$298,542

1,635	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,681,565

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
2,760	5.125%, 6/15/26	No Opt. Call	N/R	2,783,736
2,210	4.000%, 7/15/26	No Opt. Call	N/R	2,125,622

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
330	5.000%, 6/15/24	No Opt. Call	N/R	332,003
2,500	5.625%, 6/15/29	6/24 at 100.00	N/R	2,529,125

2,720	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 5.000%, 6/15/25	No Opt. Call	N/R	2,712,493

1,015	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB	1,079,128

5,855	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 6.375%, 12/15/25	6/23 at 100.00	N/R	6,208,993

1,750	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 5.750%, 6/15/29	6/24 at 100.00	N/R	1,756,947

14,000	Florida Development Finance Corporation, Healthcare Facilities Revenue Bonds, UF Health – Jacksonville Project, Series 2013A, 6.000%, 2/01/33	8/23 at 100.00	BBB	15,462,440

50	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 4.250%, 4/01/17 (ETM)	No Opt. Call	A– (5)	50,291

	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A:
1,750	5.000%, 10/01/24	No Opt. Call	BBB+	2,011,310
1,250	5.000%, 10/01/25	No Opt. Call	BBB+	1,442,075
2,000	5.000%, 10/01/26	10/25 at 100.00	BBB+	2,289,640

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016:
505	3.400%, 11/01/21	No Opt. Call	N/R	495,082
715	4.350%, 11/01/27	11/26 at 100.00	N/R	687,015

1,180	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	1,237,230

700	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	693,091

745	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	779,650

340	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	4/17 at 100.00	N/R	313,167

775	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 4.000%, 5/01/25	5/24 at 100.00	N/R	765,274

875	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 4.000%, 5/01/25	5/24 at 100.00	N/R	864,019

282	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	$981,360

1,505	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	1,496,030

1,900	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	1,885,161

	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
550	3.875%, 5/01/26	No Opt. Call	N/R	511,945
270	4.500%, 5/01/36	5/26 at 100.00	N/R	241,115

5,930	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	5,969,079

395	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	391,469

1,115	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	1,097,573

575	Highlands Community Development District, Florida, Special Assessment Bonds, Assessment Area 3A Project, Series 2016, 4.000%, 5/01/23	No Opt. Call	N/R	563,172

124	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	127,205

	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013:
380	2.875%, 5/01/19	No Opt. Call	A–	386,380
390	3.000%, 5/01/20	No Opt. Call	A–	397,964
405	3.250%, 5/01/21	No Opt. Call	A–	415,137

1,100	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	1,075,349

4,000	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	4,036,560

280	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	279,006

605	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26	No Opt. Call	N/R	567,575

2,185	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25	No Opt. Call	N/R	2,220,463

135	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	139,689

4,380	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	4,495,982

920	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	910,064

1,660	Lakewood Ranch Stewardship District, Florida, Special Assessment Bonds, Lakewood Ranch South Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	1,626,601

NUVEEN	283

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
$910	4.250%, 5/01/25	No Opt. Call	N/R	$904,649
735	4.875%, 5/01/35	5/25 at 100.00	N/R	724,894

364	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2016, 3.750%, 5/01/23	No Opt. Call	N/R	358,762

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
6,655	5.250%, 6/15/27	6/17 at 100.00	BB	6,656,131
5,000	5.375%, 6/15/37	6/17 at 100.00	BB	4,840,350

2,110	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series 2007, 5.000%, 11/15/29	5/17 at 100.00	BBB	2,121,879

1,050	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,070,202

10,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	10,232,700

1,735	Martin County School Board, Florida, Certificates of Participation, Refunding Series 2014A, 5.000%, 7/01/27 – AGM Insured	7/24 at 100.00	AA	1,999,050

	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012:
295	4.000%, 5/01/19	No Opt. Call	A–	299,233
305	4.200%, 5/01/20	No Opt. Call	A–	312,427

450	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014, 5.000%, 11/15/23	No Opt. Call	Baa1	511,888

335	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/24	No Opt. Call	BBB+	386,895

	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017:
1,000	5.000%, 7/01/28	7/27 at 100.00	N/R	1,075,210
1,000	5.000%, 7/01/29	7/27 at 100.00	N/R	1,069,530
700	5.000%, 7/01/30	7/27 at 100.00	N/R	743,190
1,105	5.000%, 7/01/31	7/27 at 100.00	N/R	1,168,405
695	5.000%, 7/01/32	7/27 at 100.00	N/R	730,709

5,000	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Port of Miami Tunnel Project, Refunding Series 2012, 5.000%, 3/01/30	3/23 at 100.00	A1	5,478,400

750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pine crest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB–	827,685

1,000	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%, 9/15/25	No Opt. Call	N/R	1,000,640

6,070	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B, 4.250%, 5/01/24	5/23 at 100.00	N/R	6,275,105

9,475	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 4.250%, 5/01/24	5/23 at 100.00	N/R	9,795,160

565	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	587,798

284	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,730	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/28	5/25 at 100.00	N/R	$3,809,449

1,125	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,121,164

2,500	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014, 4.500%, 8/01/24	No Opt. Call	N/R	2,507,500

3,145	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 4.650%, 8/01/25	No Opt. Call	N/R	3,130,722

	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015:
405	3.500%, 11/01/20	No Opt. Call	N/R	398,091
375	4.250%, 11/01/25	No Opt. Call	N/R	363,266

500	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012, 4.500%, 6/01/27	6/21 at 100.00	A–	521,985

935	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25	No Opt. Call	N/R	915,720

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014:
1,170	5.000%, 12/01/23	No Opt. Call	BBB+	1,329,085
2,335	5.000%, 12/01/24	No Opt. Call	BBB+	2,661,947

750	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/21	No Opt. Call	BBB+	829,072

775	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27	5/25 at 100.00	A	883,957

	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 20016:
550	3.000%, 5/01/24	No Opt. Call	BBB	539,022
565	3.000%, 5/01/25	No Opt. Call	BBB	544,440

	Parklands Lee Community Development District, Florida, Special Assessment Bonds, Series 2013A-1:
145	3.125%, 5/01/20	No Opt. Call	A	145,212
145	3.250%, 5/01/21	No Opt. Call	A	144,503
155	3.375%, 5/01/22	No Opt. Call	A	154,690

495	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	504,425

740	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	747,215

595	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2017-2, 5.375%, 5/01/30 (WI/DD, Settling 2/01/17)	5/27 at 100.00	N/R	591,882

620	Pompano Beach, Florida, Revenue Bonds, John Knox Village Project, Series 2015, 5.000%, 9/01/23	No Opt. Call	A–	702,795

810	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	797,380

	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A:
1,630	4.000%, 5/01/20	No Opt. Call	N/R	1,654,711
3,815	5.000%, 5/01/25	No Opt. Call	N/R	4,089,833

NUVEEN	285

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
$420	3.500%, 5/01/19	No Opt. Call	N/R	$416,283
995	4.250%, 5/01/25	No Opt. Call	N/R	971,339

1,000	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28	11/26 at 100.00	N/R	940,070

475	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26	No Opt. Call	N/R	457,358

	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	4.500%, 11/01/22	No Opt. Call	N/R	1,007,130
1,885	5.250%, 11/01/28	11/27 at 100.00	N/R	1,904,906

300	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	306,504

380	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 4.000%, 11/01/22	No Opt. Call	N/R	370,010

7,050	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007, 5.625%, 7/01/27	7/17 at 100.00	N/R	7,080,738

1,340	Seminole County Industrial Development Authority, Florida, Revenue Bonds, Legacy Pointe at UCF Project, Anticipation Notes Series 2016A, 10.000%, 12/28/21	3/17 at 100.00	N/R	1,340,013

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
8,035	5.500%, 10/01/24	10/17 at 100.00	BBB	8,194,173
4,315	5.250%, 10/01/27	10/17 at 100.00	BBB	4,389,045

	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015:
1,230	3.625%, 11/01/20	No Opt. Call	N/R	1,229,434
2,000	4.500%, 11/01/25	No Opt. Call	N/R	1,994,680

535	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 4.375%, 5/01/25	5/24 at 101.00	N/R	517,158

530	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%, 11/01/28	11/27 at 100.00	N/R	522,458

2,200	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.350%, 5/01/36 (Pre-refunded 3/30/17)	3/17 at 100.00	N/R (5)	2,130,458

1,070	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29	5/27 at 100.00	N/R	1,019,014

315	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A1, 3.500%, 5/01/32	5/26 at 100.00	BBB	292,865

475	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%, 5/01/26	No Opt. Call	N/R	451,321

	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1:
1,925	5.000%, 3/01/24	No Opt. Call	BBB+	2,136,808
4,370	5.000%, 3/01/30	3/24 at 100.00	BBB+	4,710,204

755	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	747,994

286	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,185	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	$1,194,160

940	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	1,033,163

2,110	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	2,098,479

	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015:
660	4.000%, 11/01/20	No Opt. Call	N/R	655,492
1,215	4.500%, 11/01/26	11/25 at 100.00	N/R	1,199,898

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A–	564,040

715	Talis Park Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2013, 4.250%, 11/01/24	11/23 at 100.00	N/R	722,143

390	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	374,392

7,395	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	4/17 at 100.00	N/R	7,225,285

1,350	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	1,415,313

400	Towne Park Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 11/01/28	11/26 at 100.00	N/R	389,572

	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-1:
315	4.250%, 11/01/20	No Opt. Call	N/R	314,820
250	5.000%, 11/01/26	No Opt. Call	N/R	250,167

530	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	520,365

400	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 4.250%, 11/01/21	No Opt. Call	N/R	397,440

	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1:
1,910	5.000%, 11/01/23	No Opt. Call	N/R	1,896,668
2,110	5.750%, 11/01/28	No Opt. Call	N/R	2,096,095

	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2:
890	5.000%, 11/01/23	No Opt. Call	N/R	883,788
1,735	6.000%, 11/01/31	No Opt. Call	N/R	1,726,256

355	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.200%, 5/01/26	No Opt. Call	N/R	331,879

350	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27	No Opt. Call	N/R	346,493

585	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	708,447

NUVEEN	287

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$645	Verandah East Community Development District, Florida, Special Assessment Revenue Bonds, Refunding & Improvement Series 2016, 3.375%, 5/01/21	No Opt. Call	N/R	$626,501

1,405	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	5/22 at 100.00	N/R	1,472,075

515	Village Community Development District 12, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2016, 2.875%, 5/01/21	No Opt. Call	N/R	496,717

	Village Community Development District 7, Sumter County, Florida, Special Assessment Revenue Bonds, Refunding Series 2015:
825	4.000%, 5/01/24	No Opt. Call	A	869,740
685	4.000%, 5/01/25	No Opt. Call	A	724,141

1,845	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,833,635

	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016:
910	3.375%, 11/01/21	No Opt. Call	N/R	895,030
1,000	4.250%, 11/01/26	No Opt. Call	N/R	972,750

45	Westchase East Community Development District, Florida, Special Assessment Bonds, Series 2007-2, 4.000%, 5/01/18 – NPFG Insured	5/17 at 100.00	AA–	44,903

	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015:
265	4.000%, 11/01/20	No Opt. Call	N/R	261,465
400	4.375%, 11/01/25	No Opt. Call	N/R	388,244

460	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	455,014

1,005	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%, 11/01/27	No Opt. Call	N/R	962,921

560	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26	No Opt. Call	N/R	539,325

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
570	4.000%, 5/01/22	No Opt. Call	N/R	560,544
975	5.000%, 5/01/29	5/28 at 100.00	N/R	942,844
337,073	Total Florida			344,155,704

	Georgia – 0.7%

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2016:
600	5.000%, 1/01/26	No Opt. Call	A+	697,338
600	5.000%, 1/01/27	1/26 at 100.00	A+	697,848
550	5.000%, 1/01/30	1/26 at 100.00	A+	625,801

	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
940	5.000%, 7/15/21	No Opt. Call	Baa2	1,034,517
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,089,804
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,153,922
750	5.000%, 7/15/24	No Opt. Call	Baa2	833,737
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,094,820
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,089,620
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,075,100

288	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$1,115	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	$1,189,147

4,940	Fulton County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East, Series 2007A, 1.851%, 11/15/28	11/17 at 100.00	AA+	4,795,950

560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	565,830

2,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc. Project, Refunding Series 2016, 5.000%, 7/01/31	7/23 at 103.00	N/R	2,136,080

545	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy Project, Series 2007, 5.125%, 3/01/27	3/17 at 100.00	BB+	544,341

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
490	5.500%, 7/15/23	7/21 at 100.00	N/R	488,060
958	5.500%, 7/15/30	7/21 at 100.00	N/R	952,190
1,052	5.500%, 1/15/36	7/21 at 100.00	N/R	1,043,741

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
330	5.000%, 3/15/21	No Opt. Call	A	361,706
830	5.000%, 3/15/22	No Opt. Call	A	918,636

125	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/19	No Opt. Call	Baa2	134,046

925	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/33	4/24 at 100.00	Baa1	985,060
22,335	Total Georgia			23,507,294

	Guam – 1.3%

2,325	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	2,529,670

1,000	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 6.000%, 11/01/26	5/21 at 100.00	A–	1,152,630

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
2,000	6.625%, 12/01/30	12/20 at 100.00	B+	2,107,300
600	6.875%, 12/01/40	12/20 at 100.00	B+	636,708

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A:
410	5.000%, 7/01/19	No Opt. Call	A–	440,381
385	5.000%, 7/01/21	No Opt. Call	A–	424,493
400	5.000%, 7/01/22	No Opt. Call	A–	445,216
1,750	5.000%, 7/01/23	No Opt. Call	A–	1,957,235
2,200	5.000%, 7/01/24	No Opt. Call	A–	2,464,968

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
350	5.250%, 7/01/20	No Opt. Call	A–	385,672
1,000	5.000%, 7/01/28	7/23 at 100.00	A–	1,094,840

920	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	979,671

5,525	Guam Government, General Obligation Bonds, 2009 Series A, 6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	6,336,733

NUVEEN	289

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam (continued)

	Guam Government, General Obligation Bonds, Series 2007A:
$3,000	5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (5)	$3,097,230
2,275	5.125%, 11/15/27 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (5)	2,350,962

2,010	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+ (5)	2,231,241

1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/23	No Opt. Call	BBB+	1,127,360

675	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.000%, 10/01/18	No Opt. Call	BBB	711,490

3,250	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	3,595,085

5,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.500%, 10/01/30	10/20 at 100.00	BBB	5,408,150

1,500	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/24 – AGM Insured	10/22 at 100.00	AA	1,698,420

	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/23	No Opt. Call	BBB	1,128,370
1,000	5.000%, 10/01/25	10/24 at 100.00	BBB	1,120,930
39,575	Total Guam			43,424,755

	Hawaii – 0.8%

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
1,335	5.000%, 7/01/20	No Opt. Call	BB	1,373,755
1,555	5.750%, 7/01/23	No Opt. Call	BB	1,654,209
1,575	6.250%, 7/01/27	7/23 at 100.00	BB	1,679,186

19,375	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	1/19 at 100.00	N/R	19,514,112

220	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BBB	222,257

230	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012, 5.250%, 5/15/28	5/22 at 100.00	N/R	231,290
24,290	Total Hawaii			24,674,809

	Idaho – 0.3%

	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
710	5.000%, 9/01/22	No Opt. Call	BB+	767,872
1,640	5.000%, 9/01/24	No Opt. Call	BB+	1,791,700
1,835	5.000%, 9/01/26	No Opt. Call	BB+	2,012,756
2,090	5.000%, 9/01/27	9/26 at 100.00	BB+	2,274,923
1,045	5.000%, 9/01/28	9/26 at 100.00	BB+	1,133,104
1,000	5.000%, 9/01/30	9/26 at 100.00	BB+	1,076,040

1,320	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc. Project, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	BB+	1,351,244
9,640	Total Idaho			10,407,639

	Illinois – 11.6%

2,230	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,134,623

290	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,960	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	11/17 at 100.00	N/R	$2,902,102

6,180	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	4/17 at 100.00	N/R	6,008,752

1,010	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB–	1,088,396

14,700	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004, 4.000%, 6/15/23	12/22 at 100.00	N/R	14,676,333

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2016:
24,065	5.750%, 4/01/33	4/27 at 100.00	A	23,960,077
20,835	5.750%, 4/01/34	4/27 at 100.00	A	20,629,359

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
3,870	5.000%, 12/01/17	No Opt. Call	B+	3,764,659
1,000	5.000%, 12/01/18	No Opt. Call	B+	935,640
1,095	5.000%, 12/01/19	No Opt. Call	B+	1,023,606
1,230	5.000%, 12/01/20	No Opt. Call	B+	1,107,234

6,925	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2008C, 5.000%, 12/01/22	12/18 at 100.00	B+	6,164,012

20,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	B	19,108,600

630	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured	4/17 at 100.00	AA–	637,843

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B–1:
4,900	0.000%, 12/01/22 – NPFG Insured	No Opt. Call	AA–	3,871,441
3,700	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	AA–	2,464,866

500	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/25 – NPFG Insured	No Opt. Call	AA–	333,090

1,200	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33	3/17 at 100.00	N/R	1,189,752

343	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24	3/17 at 100.00	Ba3	343,634

1,315	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.Redevelopement Project-Whole Foods Warehouse & Distribution Facility, Series 2016A, 5.000%, 3/15/34	7/21 at 100.00	N/R	1,218,637

480	Chicago, Illinois, General Obligation Bonds, Direct Access Bond Program Series 2006B-1, 4.300%, 1/01/24 – AMBAC Insured	4/17 at 100.00	BBB+	481,138

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
1,000	5.250%, 1/01/23	No Opt. Call	BBB+	1,014,160
2,650	5.000%, 1/01/25	No Opt. Call	BBB+	2,607,414
795	5.000%, 1/01/26	1/25 at 100.00	BBB+	780,404

215	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/27	1/24 at 100.00	BBB+	210,713

20,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 5.625%, 1/01/31 (WI/DD, Settling 2/01/17)	1/27 at 100.00	BBB+	19,759,800

NUVEEN	291

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$5,870	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/23	No Opt. Call	BBB+	$5,878,688

1,975	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 5.000%, 1/01/34	1/19 at 100.00	BBB+	1,858,771

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A:
1,870	5.000%, 1/01/22	1/20 at 100.00	BBB+	1,876,451
1,170	5.000%, 1/01/25	1/20 at 100.00	BBB+	1,151,198

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
10	5.000%, 1/01/21	No Opt. Call	BBB+	10,081
5,835	5.000%, 1/01/23	1/22 at 100.00	BBB+	5,842,294
1,500	5.000%, 1/01/25	1/22 at 100.00	BBB+	1,475,895

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,530	5.000%, 1/01/24	No Opt. Call	BBB+	3,505,431
1,065	5.000%, 1/01/25	No Opt. Call	BBB+	1,047,885
2,560	5.000%, 1/01/26	No Opt. Call	BBB+	2,512,998

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
30	5.000%, 1/01/24	No Opt. Call	BBB+	29,791
6,565	5.000%, 1/01/26	1/25 at 100.00	BBB+	6,444,467
5,000	5.250%, 1/01/27	1/25 at 100.00	BBB+	4,935,200

918	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	4/17 at 100.00	N/R	917,917

2,190	Cook County, Illinois, General Obligation Bonds, Refunding Series 2011A, 5.250%, 11/15/22	11/21 at 100.00	AA–	2,440,383

2,390	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,600,894

300	Governors State University Board of Trustees, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	1/18 at 100.00	AA	302,886

1,090	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Senior Lien Series 2008, 6.550%, 1/01/20	1/18 at 102.00	N/R	1,130,199

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
350	5.000%, 12/01/21	4/17 at 100.00	BBB	350,525
420	5.000%, 12/01/26	4/17 at 100.00	BBB	420,315
420	5.000%, 12/01/36	4/17 at 100.00	BBB	420,101

	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
320	4.500%, 12/01/20	No Opt. Call	N/R	320,016
815	5.250%, 12/01/25	No Opt. Call	N/R	811,161
1,815	5.500%, 12/01/30	12/25 at 100.00	N/R	1,777,030

	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
2,250	6.875%, 10/01/31	10/21 at 100.00	BB+	2,450,227
455	7.125%, 10/01/41	10/21 at 100.00	BB+	498,011

	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2015:
920	5.000%, 9/01/20	No Opt. Call	BBB	974,740
1,080	5.000%, 9/01/25	No Opt. Call	BBB	1,149,239
1,000	5.000%, 9/01/32	9/24 at 100.00	BBB	1,027,730

292	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B–	$2,043,520

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
360	5.000%, 9/01/22	No Opt. Call	BBB	402,440
800	5.000%, 9/01/23	No Opt. Call	BBB	899,664
1,495	5.000%, 9/01/25	9/24 at 100.00	BBB	1,669,900
1,000	5.000%, 9/01/26	9/24 at 100.00	BBB	1,106,600
1,400	5.000%, 9/01/27	9/24 at 100.00	BBB	1,535,506
800	5.000%, 9/01/29	9/24 at 100.00	BBB	864,896

35	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 4.900%, 11/15/17	4/17 at 100.00	N/R	35,063

1,695	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Refunding Series 2016, 5.000%, 5/15/26	No Opt. Call	N/R	1,839,600

1,235	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,238,940

765	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (5)	776,039

225	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	BBB–	243,506

130	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	149,495

1,300	Illinois Finance Authority, Revenue Bonds, DePaul University Series 2016, 5.000%, 10/01/31	10/26 at 100.00	A	1,478,126

1,680	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.375%, 2/15/25	4/17 at 100.00	BB–	1,679,950

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
100	5.000%, 4/01/19	4/17 at 100.00	Baa3	100,075
1,000	5.000%, 4/01/26	4/17 at 100.00	Baa3	1,000,030
1,500	5.000%, 4/01/31	4/17 at 100.00	Baa3	1,466,700

	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016:
680	5.000%, 9/01/26	No Opt. Call	A–	770,508
500	5.000%, 9/01/27	9/26 at 100.00	A–	563,785
1,500	5.000%, 9/01/28	9/26 at 100.00	A–	1,678,770
1,500	3.000%, 9/01/30	9/26 at 100.00	A–	1,320,210
1,500	3.000%, 9/01/31	9/26 at 100.00	A–	1,294,635

300	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	312,327

2,400	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A, 5.500%, 5/15/26	5/17 at 100.00	N/R	2,403,744

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
4,000	5.000%, 2/15/26	No Opt. Call	BBB	4,305,200
8,000	5.000%, 2/15/27	No Opt. Call	BBB	8,608,080
10,535	5.000%, 2/15/28	2/27 at 100.00	BBB	11,221,671
13,775	5.000%, 2/15/29	2/27 at 100.00	BBB	14,591,720
15,250	5.000%, 2/15/30	2/27 at 100.00	BBB	16,007,925
15,000	5.000%, 2/15/31	2/27 at 100.00	BBB	15,649,500

NUVEEN	293

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$195	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.250%, 5/01/22 (Pre-refunded 5/01/20)	5/20 at 100.00	BBB– (5)	$225,053

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
1,000	5.000%, 7/01/20	No Opt. Call	A–	1,099,280
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,117,220
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,143,220

130	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (5)	144,483

	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009:
110	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (5)	122,122
3,505	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	BBB– (5)	3,895,492

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
165	5.000%, 8/15/24	No Opt. Call	Baa1	186,971
375	5.000%, 8/15/25	No Opt. Call	Baa1	426,217
1,000	5.000%, 8/15/27	8/25 at 100.00	Baa1	1,119,790

6,500	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A, 5.250%, 8/15/31	8/26 at 100.00	BBB	7,069,075

5,005	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/30	4/17 at 100.00	BBB+	5,017,863

	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014:
5,000	5.000%, 6/15/27 – AGM Insured	6/24 at 100.00	AA	5,527,300
500	5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	550,260

7,200	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB–	5,678,208

5,000	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/24	No Opt. Call	BBB	5,237,800

4,840	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/26	No Opt. Call	BBB	5,034,084

4,600	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/28	11/26 at 100.00	BBB	4,721,072

7,500	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/23	No Opt. Call	BBB	7,879,800

5,000	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	BBB	5,180,150

380	Illinois State, General Obligation Bonds, Series 2013, 4.000%, 7/01/18	No Opt. Call	BBB	387,771

5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 12/15/26	6/22 at 100.00	BBB–	5,257,650

2,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured	No Opt. Call	AA–	2,372,122

2,065	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,288,949

4,510	Plano, Illinois, Special Tax Bonds, Special Service Area 3 & 4 Lakewood Springs Project, Refunding Series 2015, 4.000%, 3/01/35	3/25 at 100.00	N/R	4,165,932

2,870	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	2,956,817

	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
510	5.000%, 10/01/23	No Opt. Call	BBB+	572,919
500	5.000%, 10/01/24	No Opt. Call	BBB+	564,450

294	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
$645	5.250%, 11/01/17	No Opt. Call	AA	$664,434
1,510	5.750%, 11/01/19	No Opt. Call	AA	1,675,571

2,545	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34	3/25 at 100.00	N/R	2,465,240

1,640	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	1,612,317

760	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	747,171

867	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	857,168
375,438	Total Illinois			377,798,905

	Indiana – 1.7%

700	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.625%, 1/15/34 (WI/DD, Settling 2/16/17)	1/24 at 104.00	N/R	696,850

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,505	6.000%, 11/15/22	No Opt. Call	N/R	1,607,897
1,550	7.000%, 11/15/27	11/22 at 100.00	N/R	1,694,723

55	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	BB+	56,064

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A:
250	6.000%, 10/01/21	10/19 at 100.00	B–	241,357
1,500	6.625%, 10/01/29	10/19 at 100.00	B–	1,393,665

1,015	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016, 6.250%, 12/01/24	No Opt. Call	N/R	1,045,034

1,365	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016, 6.250%, 12/01/24	No Opt. Call	N/R	1,405,390

18,265	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	17,888,193

8,585	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B	8,841,348

1,225	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	BBB+	1,308,643

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22	No Opt. Call	BBB+	284,807
325	5.000%, 10/01/23	No Opt. Call	BBB+	373,789
550	5.000%, 10/01/24	10/23 at 100.00	BBB+	626,862
1,400	5.000%, 10/01/29	10/23 at 100.00	BBB+	1,541,764

15	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29	5/22 at 100.00	Aa3	16,470

500	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	514,455

	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014:
1,405	5.250%, 9/01/26 (Alternative Minimum Tax)	9/24 at 100.00	BB–	1,500,385
1,250	5.250%, 9/01/27 (Alternative Minimum Tax)	9/24 at 100.00	BB–	1,326,525

NUVEEN	295

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$1,000	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	Baa3	$1,053,130

600	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.050%, 4/01/26	4/24 at 102.00	N/R	574,554

700	Monroe County, Indiana, Multifamily Housing Revenue Bonds, Canterbury House Apartments Project, Series 2001B, Pass through Certificates Series 2002-1, 5.900%, 11/01/34 (Mandatory put 11/01/22) (Alternative Minimum Tax)	4/17 at 100.00	Baa1	703,402

4,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	4,446,180

2,340	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	2,598,266

4,175	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 3.500%, 7/15/26	1/23 at 100.00	N/R	3,882,124
55,025	Total Indiana			55,621,877

	Iowa – 2.5%

1,000	Coralville, Iowa, Urban Renewal Revenue Bonds, Refunding Series 2007C, 5.000%, 6/01/18	6/17 at 100.00	Ba2	1,001,370

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
16,990	5.000%, 12/01/19	No Opt. Call	B	17,078,348
14,375	5.500%, 12/01/22	12/18 at 100.00	B	14,456,794
11,115	5.250%, 12/01/25	12/23 at 100.00	B	11,130,005

16,565	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27	6/19 at 105.00	B	16,789,290

730	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.000%, 9/01/17 (ETM)	No Opt. Call	N/R (5)	747,527

60	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2013, 4.000%, 9/01/17 (ETM)	No Opt. Call	N/R (5)	61,088

19,740	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	19,739,408
80,575	Total Iowa			81,003,830

	Kansas – 1.2%

1,600	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/27 –NPFG Insured	6/25 at 100.00	AA–	1,749,232

	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Refunding & Improvement Series 2007:
3,305	5.250%, 5/15/22	5/17 at 100.00	N/R	3,319,145
500	5.375%, 5/15/27	5/17 at 100.00	N/R	501,290

3,000	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007A, 5.000%, 5/15/24	5/17 at 100.00	N/R	3,002,190

2,500	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	4/17 at 100.00	BB+	2,494,750

	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B:
30	5.125%, 1/01/22 – AMBAC Insured	4/17 at 100.00	BB+	30,009
7,900	5.125%, 1/01/32 – AMBAC Insured	4/17 at 100.00	BB+	7,734,416

296	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B:
$1,100	5.250%, 12/15/29	12/22 at 100.00	N/R	$955,625
1,650	6.100%, 12/15/34	12/22 at 100.00	N/R	1,428,652

	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
4,250	4.375%, 12/15/23	12/22 at 100.00	N/R	3,788,407
1,495	6.000%, 12/15/32	12/22 at 100.00	N/R	1,325,602

500	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.000%, 5/15/29	5/19 at 100.00	N/R	504,980

155	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 4.750%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	169,630

13,950	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	13,780,228
41,935	Total Kansas			40,784,156

	Kentucky – 0.6%

2,415	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016, 5.000%, 2/01/26	No Opt. Call	BB+	2,480,157

4,475	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	4,260,513

1,330	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	N/R	1,344,045

6,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Masonic Home Independent Living II, Inc., TEMPS 75 Series 2016B-2, 3.000%, 5/15/22	5/18 at 100.00	N/R	5,837,160

2,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Masonic Home Independent Living II, Inc., TEMPS 85 Series 2016B-1, 3.250%, 5/15/22	11/18 at 100.00	N/R	1,945,700

	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
585	5.000%, 7/01/22	No Opt. Call	BBB+	651,655
1,500	5.000%, 7/01/25	No Opt. Call	BBB+	1,686,150

2,015	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments Project, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	2,010,789
20,320	Total Kentucky			20,216,169

	Louisiana – 1.1%

1,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	4/17 at 100.00	B3	1,254,800

	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
2,540	6.250%, 7/01/31	7/21 at 100.00	BB	2,713,507
3,480	6.375%, 7/01/41	7/21 at 100.00	BB	3,677,942

500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%, 1/01/28 (Pre-refunded 1/01/19) – AGM Insured (Alternative Minimum Tax)	1/19 at 100.00	AA (5)	541,980

NUVEEN	297

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$3,900	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	$4,182,828

410	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	453,530

165	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 5.000%, 7/01/19	No Opt. Call	A+	178,532

730	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, 5.000%, 5/15/28	5/26 at 100.00	A–	830,295

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
400	5.000%, 5/15/23	No Opt. Call	A–	458,152
300	5.000%, 5/15/24	No Opt. Call	A–	346,287
415	5.000%, 5/15/25	No Opt. Call	A–	480,545
400	5.000%, 5/15/26	5/25 at 100.00	A–	459,272
475	5.000%, 5/15/27	5/25 at 100.00	A–	540,289

	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
1,650	6.625%, 12/15/23	No Opt. Call	N/R	1,770,433
770	8.375%, 12/15/43	12/23 at 100.00	N/R	860,621

4,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	1,602,480

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
500	5.000%, 6/01/24	No Opt. Call	A	574,055
500	5.000%, 6/01/25	6/24 at 100.00	A	573,825

365	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/30	6/25 at 100.00	A	406,541

835	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/26	12/24 at 100.00	A–	954,797

1,250	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	1,314,175

11,930	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB	11,959,467
36,765	Total Louisiana			36,134,353

	Maine – 0.6%

2,465	Maine Educational Loan Authority, Student Loan Revenue Bonds, Supplemental Education Loan Program, Class A Series 2012A-1, 5.050%, 12/01/27 (Alternative Minimum Tax)	12/22 at 100.00	AA	2,648,445

6,800	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2015, 5.125%, 8/01/35 (Mandatory put 8/01/25) (Alternative Minimum Tax)	No Opt. Call	CCC+	6,537,248

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
400	5.000%, 7/01/22	No Opt. Call	BBB	440,560
1,000	5.000%, 7/01/26	7/23 at 100.00	BBB	1,064,810
500	5.000%, 7/01/27	7/23 at 100.00	BBB	527,170

100	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 5.250%, 7/01/21	No Opt. Call	BBB–	105,954

9,050	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	4/17 at 100.00	B3	9,084,752
20,315	Total Maine			20,408,939

298	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland – 1.1%

$700	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	$692,629

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
375	5.250%, 9/01/21 – SYNCORA GTY Insured	4/17 at 100.00	Ba1	375,806
100	5.250%, 9/01/23 – SYNCORA GTY Insured	4/17 at 100.00	Ba1	100,215
625	5.000%, 9/01/32 – SYNCORA GTY Insured	4/17 at 100.00	Ba1	626,344

	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
375	5.000%, 6/15/23	No Opt. Call	BBB+	421,459
260	5.000%, 6/15/24	No Opt. Call	BBB+	293,953
275	5.000%, 6/15/25	6/24 at 100.00	BBB+	308,212
385	5.000%, 6/15/26	6/24 at 100.00	BBB+	429,421
345	5.000%, 6/15/27	6/24 at 100.00	BBB+	383,288

	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
2,400	4.250%, 6/01/26	No Opt. Call	N/R	2,362,104
2,100	4.750%, 6/01/31	6/26 at 100.00	N/R	2,044,497

2,115	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A, 5.250%, 4/01/27 (Pre-refunded 4/01/17)	4/17 at 100.00	N/R (5)	2,126,379

2,500	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/27	7/25 at 100.00	N/R	2,607,200

8,910	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	B+	8,821,078

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
2,360	5.000%, 6/01/17 (4)	No Opt. Call	N/R	1,413,522
6,000	5.000%, 12/01/31 (4)	4/17 at 100.00	N/R	3,579,300

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	4/17 at 100.00	N/R	596,550

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland – Baltimore Project, Refunding Senior Lien Series 2015:
790	4.000%, 7/01/22	No Opt. Call	BBB–	836,665
600	4.000%, 7/01/24	No Opt. Call	BBB–	629,748

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
750	5.000%, 7/01/23	No Opt. Call	BBB	860,760
1,500	5.000%, 7/01/24	No Opt. Call	BBB	1,726,110
2,000	5.000%, 7/01/25	No Opt. Call	BBB	2,303,600
1,000	5.000%, 7/01/27	7/25 at 100.00	BBB	1,129,910

1,700	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30	1/26 at 100.00	N/R	1,622,599
39,165	Total Maryland			36,291,349

	Massachusetts – 3.1%

860	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/25	No Opt. Call	A–	987,925

	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A:
570	5.000%, 1/01/22	No Opt. Call	BBB+	627,490
400	5.000%, 1/01/23	No Opt. Call	BBB+	444,668

NUVEEN	299

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$750	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/30	10/26 at 100.00	Baa2	$819,510

	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,015	4.250%, 1/01/21	No Opt. Call	BBB–	1,077,351
1,040	4.500%, 1/01/22	No Opt. Call	BBB–	1,124,635
1,080	4.700%, 1/01/23	No Opt. Call	BBB–	1,185,592

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.000%, 7/01/24	No Opt. Call	BBB	1,105,130

	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
100	5.000%, 7/15/19	No Opt. Call	BBB–	107,612
300	5.000%, 7/15/21	No Opt. Call	BBB–	332,442
335	5.000%, 7/15/22	No Opt. Call	BBB–	375,565
325	5.000%, 7/15/23	No Opt. Call	BBB–	367,370
315	5.000%, 7/15/24	7/23 at 100.00	BBB–	353,020

845	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/26	No Opt. Call	BBB+	960,452

	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013:
2,280	4.375%, 7/01/23 (Alternative Minimum Tax)	7/22 at 100.00	AA	2,387,228
3,860	5.000%, 7/01/25 (Alternative Minimum Tax)	7/22 at 100.00	AA	4,156,216
5,050	5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	5,501,217

125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	AA	135,924

4,600	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/26 (Alternative Minimum Tax)	1/25 at 100.00	AA	5,147,584

200	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Simmons College Issue, Series 2007H, 5.250%, 10/01/21 – SYNCORA GTY Insured	No Opt. Call	BBB+	224,826

90	Massachusetts Industrial Finance Agency, Revenue Bonds, Dexter School, Series 2007, 5.000%, 5/01/20	5/17 at 100.00	BBB+	90,808

625	Massachusetts Industrial Finance Agency, Revenue Bonds, Dexter School, Series 2007, 5.000%, 5/01/20 (Pre-refunded 5/01/17)	5/17 at 100.00	N/R (5)	631,706

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
5,110	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	5,122,060
210	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	210,932
14,635	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	14,688,125

15,550	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001B. ARS, 1.511%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	5/17 at 100.00	N/R	13,567,375

46,925	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001C. ARS, 1.750%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	40,942,062
108,195	Total Massachusetts			102,674,825

	Michigan – 1.7%

270	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1998A, 4.750%, 7/01/18 – NPFG Insured	4/17 at 100.00	AA–	270,000

300	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – NPFG Insured	4/17 at 100.00	AA–	$5,013

1,000	Genesee County Industrial Development Agency, Michigan, Civic Facility Revenue Bonds, United Memorial Medical Center Project, Series 2007, 5.000%, 12/01/32	4/17 at 100.00	N/R	1,000,460

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Series 2015D-1:
1,000	5.000%, 7/01/29	7/25 at 100.00	A	1,126,380
700	5.000%, 7/01/30	7/25 at 100.00	A	783,538

5,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3, 5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,812,000

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/22 – NPFG Insured	No Opt. Call	AA–	2,269,180
1,200	5.000%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	1,374,924
2,895	5.000%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	3,343,986

300	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB–	302,598

1,470	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	B–	1,327,057

145	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	143,505

500	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	6/17 at 100.00	N/R	492,715

935	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	935,393

30,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	30,395,400

900	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton Renewables, LLC ? Sauk Trail Hills Project, Series 2014, 5.750%, 1/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	905,373

1,500	Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Archdiocese of Detroit, Refunding Series 2011, 6.500%, 12/01/20	No Opt. Call	N/R	1,555,410

750	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	762,840

2,715	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/22	3/20 at 101.00	BBB	2,835,600
53,285	Total Michigan			55,641,372

	Minnesota – 1.7%

	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
320	3.500%, 8/01/26	No Opt. Call	BB+	295,286
400	3.500%, 8/01/27	8/26 at 100.00	BB+	362,436
270	4.000%, 8/01/28	8/26 at 100.00	BB+	251,308
415	4.000%, 8/01/29	8/26 at 100.00	BB+	380,758
260	4.000%, 8/01/30	8/26 at 100.00	BB+	235,412
300	4.000%, 8/01/31	8/26 at 100.00	BB+	268,461

NUVEEN	301

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$330	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	$350,077

	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
225	4.000%, 7/01/20	No Opt. Call	N/R	224,638
770	4.750%, 7/01/25	No Opt. Call	N/R	766,273
630	5.250%, 7/01/30	7/25 at 100.00	N/R	620,443

1,470	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22	No Opt. Call	BB+	1,486,831

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
375	4.000%, 7/01/28	7/24 at 102.00	N/R	355,819
540	5.000%, 7/01/31	7/24 at 102.00	N/R	535,054

1,675	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	CCC+	1,533,797

160	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 4.400%, 7/01/25	No Opt. Call	BB+	162,835

4,580	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.000%, 7/01/28	7/26 at 100.00	N/R	4,298,788

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
270	4.000%, 7/01/19	No Opt. Call	BB+	275,616
300	4.000%, 7/01/20	No Opt. Call	BB+	306,261
500	4.000%, 7/01/23	No Opt. Call	BB+	501,130
420	4.000%, 7/01/24	No Opt. Call	BB+	415,678
500	5.000%, 7/01/29	7/24 at 100.00	BB+	509,595

2,460	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	4/17 at 100.00	N/R	2,467,798

550	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	4/17 at 100.00	B3	552,700

1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,867,536

550	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB	576,081

470	Minneapolis, Minnesota, Muli-Family Housing Revenue Bonds, Cameron Building Limited Partnership, Series 2015B, 3.000%, 1/01/18 (Pre-refunded 3/06/17)	3/17 at 100.00	N/R (5)	469,149

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015:
500	4.000%, 3/01/22	No Opt. Call	N/R	505,025
335	4.000%, 3/01/24	3/23 at 100.00	N/R	330,394
325	4.000%, 3/01/27	3/23 at 100.00	N/R	314,857

600	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 4.150%, 9/01/24	No Opt. Call	BB+	606,498

2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen?Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.350%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	2,269,850

302	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB–	$1,204,964

8,095	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck ? Saint Mary’s School Project, Series 2015, 5.000%, 8/01/22	No Opt. Call	BB	8,499,264

1,000	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.750%, 4/01/26	No Opt. Call	B–	878,060

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.000%, 9/01/27	9/20 at 101.00	BB+	1,004,310

	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A:
1,190	4.000%, 12/01/24	No Opt. Call	BBB–	1,221,380
700	4.500%, 12/01/29	12/24 at 100.00	BBB–	722,351

	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
345	3.625%, 10/01/21	No Opt. Call	N/R	338,359
1,425	4.000%, 10/01/26	No Opt. Call	N/R	1,353,465
1,115	4.750%, 10/01/31	10/26 at 100.00	N/R	1,074,960

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
4,260	5.000%, 11/15/24	No Opt. Call	BBB–	4,912,462
4,825	5.000%, 11/15/26	11/20 at 100.00	BBB–	5,184,125
1,505	5.250%, 11/15/28	11/20 at 100.00	BBB–	1,622,420
745	5.000%, 11/15/29	11/25 at 100.00	BBB–	817,503
2,850	5.250%, 11/15/35	11/20 at 100.00	BBB–	3,026,415

205	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 3.750%, 6/01/26	6/24 at 100.00	N/R	191,148

	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
200	4.000%, 12/01/23	No Opt. Call	N/R	200,962
400	4.000%, 12/01/24	No Opt. Call	N/R	399,204
55,655	Total Minnesota			56,747,736

	Mississippi – 0.2%

1,695	Mississippi Development Bank, Special Obligation Bonds, Gulfport School District General Obligation Project, Series 2014, 5.000%, 4/01/27 – BAM Insured	4/24 at 100.00	AA	1,946,843

3,963	Mississippi Home Corp Multi-Family Housing Revenue Bonds, Cambridge Park Apartments, Pass Through Credit Custodial Receipts. Deutsche Trust for DTC Settlement. US bank Trustee on underlying Bond, 5.750%, 12/01/47 (Mandatory put 3/01/19) (Alternative Minimum Tax)	3/18 at 100.00	N/R	3,907,834
5,658	Total Mississippi			5,854,677

	Missouri – 1.1%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
315	5.000%, 6/01/17	No Opt. Call	BB+	317,712
400	5.000%, 6/01/19	6/17 at 100.00	BB+	402,284
1,530	5.000%, 6/01/27	6/17 at 100.00	BB+	1,530,872
560	5.000%, 6/01/36	6/17 at 100.00	BB+	546,403

NUVEEN	303

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$810	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	N/R	$835,863

7,175	Independence Thirty-Ninth Street Transportation Development District, Missouri, Revenue Bonds, Road Improvement Project, Refunding Series 2008, 6.875%, 9/01/32	9/18 at 100.00	N/R	7,442,627

1,800	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/26	2/24 at 100.00	A–	2,028,114

1,400	Kansas City Industrial Development Authority, Missouri, Health Care Facilities First Mortgage Revenue Bonds, The Bishop Spenser Place, Incorporated, Series 2004A, 6.500%, 1/01/35	4/17 at 100.00	N/R	1,401,806

	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
1,125	3.375%, 3/01/20	No Opt. Call	N/R	1,149,424
1,150	3.750%, 3/01/21	No Opt. Call	N/R	1,190,583

500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	4/17 at 100.00	N/R	480,250

1,555	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25	No Opt. Call	N/R	1,527,710

	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Centerpoint Project, Refunding Series 2016B:
1,465	5.000%, 4/01/24	No Opt. Call	A–	1,651,377
1,535	5.000%, 4/01/25	No Opt. Call	A–	1,738,050
1,685	5.000%, 4/01/26	4/25 at 100.00	A–	1,887,267

1,895	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	1,915,580

	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A:
660	4.000%, 5/01/20	No Opt. Call	N/R	670,237
1,135	5.000%, 5/01/24	5/23 at 100.00	N/R	1,162,138

	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
895	5.000%, 11/15/27	11/25 at 100.00	N/R	937,924
990	5.000%, 11/15/29	11/25 at 100.00	N/R	1,026,482
1,095	5.000%, 11/15/31	11/25 at 100.00	N/R	1,127,259

1,150	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	4/17 at 102.00	N/R	1,147,620

365	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	4/17 at 100.00	N/R	365,518

150	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.375%, 9/01/21	9/17 at 100.00	BBB–	151,556

1,250	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A, 5.000%, 12/01/25	No Opt. Call	N/R	1,291,388

625	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	N/R	636,650
33,215	Total Missouri			34,562,694

304	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska – 0.0%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
$165	5.250%, 12/01/18	No Opt. Call	A	$175,185
150	5.250%, 12/01/19	No Opt. Call	A	163,403
815	5.250%, 12/01/21	No Opt. Call	A	914,438
1,130	Total Nebraska			1,253,026

	Nevada – 0.9%

	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain’s Edge, Refunding 2012:
790	5.000%, 8/01/21	No Opt. Call	BBB	825,953
1,525	4.000%, 8/01/22	No Opt. Call	BBB	1,524,512
2,140	4.000%, 8/01/23	8/22 at 100.00	BBB	2,137,518

	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 151 Summerlin-Mesa, Refunding Series 2015:
1,210	4.000%, 8/01/20	No Opt. Call	N/R	1,261,110
720	4.500%, 8/01/24	No Opt. Call	N/R	753,365

1,340	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28	8/25 at 100.00	N/R	1,400,032

1,800	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015, 4.000%, 12/15/25	No Opt. Call	BB	1,772,190

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-12, Lake Las Vegas NorthShore, Refunding Series 2013:
1,605	4.000%, 8/01/17	No Opt. Call	N/R	1,616,492
1,665	4.000%, 8/01/18	No Opt. Call	N/R	1,695,603

60	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone, Refunding Series 2013, 4.000%, 3/01/17	No Opt. Call	N/R	59,981

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,285	4.000%, 9/01/25	No Opt. Call	N/R	1,293,070
1,565	4.000%, 9/01/32	9/26 at 100.00	N/R	1,490,631
675	4.000%, 9/01/35	9/26 at 100.00	N/R	618,496

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016:
1,415	5.000%, 6/15/30	6/26 at 100.00	BBB+	1,587,007
1,465	5.000%, 6/15/31	6/26 at 100.00	BBB+	1,634,281

300	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 6.500%, 6/15/17 (ETM)	No Opt. Call	BBB+ (5)	306,357

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
495	4.000%, 6/01/18	No Opt. Call	N/R	499,693
620	4.000%, 6/01/19	No Opt. Call	N/R	630,267
450	4.000%, 6/01/20	No Opt. Call	N/R	460,652

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
875	4.000%, 6/01/18	No Opt. Call	N/R	888,948
595	4.000%, 6/01/19	No Opt. Call	N/R	608,905
490	4.000%, 6/01/21	No Opt. Call	N/R	494,797
625	5.000%, 6/01/23	No Opt. Call	N/R	649,344
585	5.000%, 6/01/24	No Opt. Call	N/R	603,545
485	5.000%, 6/01/25	6/24 at 100.00	N/R	493,968

NUVEEN	305

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
$500	5.000%, 12/01/26	12/25 at 100.00	N/R	$513,860
1,570	5.000%, 12/01/28	12/25 at 100.00	N/R	1,594,037

300	Overton Power District 5, Nevada, Special Obligation Revenue Bonds, Series 2008, 8.000%, 12/01/38 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa1 (5)	337,353

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
100	6.500%, 6/15/20	6/18 at 100.00	B1	103,101
250	6.750%, 6/15/28	6/18 at 100.00	B1	257,558
27,500	Total Nevada			28,112,626

	New Hampshire – 0.0%

900	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B, 0.000%, 1/01/19 – ACA Insured	No Opt. Call	Caa1	828,594

	New Jersey – 5.6%

4,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	4,095,400

3,960	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	4,272,761

1,000	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A, 4.000%, 6/15/30	6/26 at 100.00	A3	944,440

335	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24	No Opt. Call	B+	327,921

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
400	3.250%, 1/01/18	No Opt. Call	N/R	401,792
905	3.625%, 1/01/19	No Opt. Call	N/R	916,539
1,000	4.375%, 1/01/24	No Opt. Call	N/R	1,021,220

1,120	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	1,233,882

	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties LLC – Rowan University Student Housing Project, Series 2015A:
575	5.000%, 1/01/24	No Opt. Call	BBB–	626,428
650	5.000%, 1/01/25	No Opt. Call	BBB–	708,734

1,315	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 4.000%, 7/01/22	No Opt. Call	BBB–	1,378,278

	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A:
780	4.000%, 7/01/20	No Opt. Call	BBB–	812,089
2,460	4.000%, 7/01/24	No Opt. Call	BBB–	2,551,094

450	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	471,425

5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/25	3/23 at 100.00	A3	5,191,450

306	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015XX:
$5,000	5.000%, 6/15/21	No Opt. Call	A3	$5,275,300
5,000	5.000%, 6/15/22	No Opt. Call	A3	5,271,950
6,900	5.000%, 6/15/25	No Opt. Call	A3	7,231,338
10,000	5.000%, 6/15/26	6/25 at 100.00	A3	10,375,300

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340:
250	3.110%, 9/01/25 (IF) (6)	3/25 at 100.00	A3	184,550
1,000	4.318%, 9/01/27 (IF) (6)	3/23 at 100.00	A3	728,800

100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A, 5.125%, 10/01/24	No Opt. Call	BB–	99,617

4,740	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Mandatory put 9/15/22) (Alternative Minimum Tax)	9/22 at 100.00	BB–	5,082,228

530	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/17 at 100.00	BB–	531,431

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,195	4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	BB–	1,244,007
7,720	5.125%, 9/15/23 (Alternative Minimum Tax)	3/17 at 100.00	BB–	8,173,627
8,000	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB–	8,438,880

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,335	5.000%, 7/01/20	No Opt. Call	BB+	4,580,491
525	5.000%, 7/01/21	No Opt. Call	BB+	556,175
6,750	6.000%, 7/01/26	7/21 at 100.00	BB+	7,167,825

1,170	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016, 5.000%, 7/01/28	7/26 at 100.00	BBB–	1,273,475

2,435	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A3	2,605,401

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
2,515	5.000%, 6/15/27	6/26 at 100.00	A+	2,714,515
4,410	5.000%, 6/15/28	6/26 at 100.00	A+	4,706,749
2,525	5.000%, 6/15/29	6/26 at 100.00	A+	2,679,505

14,900	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	16,267,671

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
1,551	4.500%, 6/01/23	6/17 at 100.00	Baa2	1,580,097
21,090	4.625%, 6/01/26	6/17 at 100.00	Ba3	21,164,237
22,530	5.000%, 6/01/29	6/17 at 100.00	B	22,043,803
19,735	4.750%, 6/01/34	6/17 at 100.00	B–	17,524,483
178,856	Total New Jersey			182,454,908

NUVEEN	307

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico – 0.3%

$1,790	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	$1,790,412

	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015:
160	4.000%, 10/01/20	No Opt. Call	N/R	158,758
240	4.875%, 10/01/25	No Opt. Call	N/R	236,882

1,355	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010A, 5.200%, 6/01/40 (Mandatory put 6/01/20)	No Opt. Call	BBB+	1,472,844

1,600	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010F, 6.250%, 6/01/40 (Alternative Minimum Tax)	6/20 at 100.00	BBB+	1,776,832

530	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	555,626

2,335	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, FHA/HFA Risk Sharing Program: Sandpiper Apartments Project, Series 2002A, 6.050%, 7/01/28 (Alternative Minimum Tax)	4/17 at 101.00	AA–	2,361,526

1,080	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	1,115,413

1,500	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.250%, 5/01/25	5/20 at 103.00	N/R	1,502,115
10,590	Total New Mexico			10,970,408

	New York – 3.1%

	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015:
565	5.000%, 7/01/24	No Opt. Call	BBB+	642,450
450	5.000%, 7/01/26	7/25 at 100.00	BBB+	507,578
180	5.000%, 7/01/28	7/25 at 100.00	BBB+	200,504

55	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B	55,566

	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
485	4.000%, 4/01/19	No Opt. Call	BBB–	495,394
525	4.000%, 4/01/21	No Opt. Call	BBB–	537,605
545	4.000%, 4/01/22	No Opt. Call	BBB–	557,355

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
680	4.000%, 11/01/17	No Opt. Call	BB	683,924
765	5.000%, 11/01/20	No Opt. Call	BB	794,942
805	5.000%, 11/01/21	No Opt. Call	BB	836,443
845	5.000%, 11/01/22	No Opt. Call	BB	877,972

3,000	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	3,132,510

308	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
$715	5.000%, 5/01/23	No Opt. Call	BBB–	$788,681
3,745	5.000%, 5/01/24	5/23 at 100.00	BBB–	4,084,334
2,830	5.000%, 5/01/26	5/23 at 100.00	BBB–	3,032,034
1,815	5.000%, 5/01/27	5/23 at 100.00	BBB–	1,932,068

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
5	4.000%, 5/01/22 (ETM)	No Opt. Call	N/R (5)	5,533
15	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (5)	17,606

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
85	5.000%, 5/01/24 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (5)	100,039
65	5.000%, 5/01/26 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (5)	76,500
20	5.000%, 5/01/27 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (5)	23,539

8,250	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (5)	8,967,833

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
300	5.000%, 12/01/26	6/25 at 100.00	Baa3	321,615
1,200	5.000%, 12/01/28	6/25 at 100.00	Baa3	1,282,068

	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
5,320	5.000%, 12/01/21	No Opt. Call	BB–	5,523,011
6,470	5.000%, 12/01/26	No Opt. Call	BB–	6,570,091

	Dutchess County Local Development Corporation, New York, Revenue Bonds, Culinary Institute of America Project, Series 2016A-1:
200	5.000%, 7/01/28	7/26 at 100.00	Baa2	227,932
250	5.000%, 7/01/29	7/26 at 100.00	Baa2	283,075
400	5.000%, 7/01/31	7/26 at 100.00	Baa2	447,428

1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinate Series 2000, 6.000%, 12/15/25 (Alternative Minimum Tax)	6/17 at 100.00	Ba1	1,713,781

400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	7/24 at 100.00	BBB+	439,712

5,520	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	4/17 at 100.00	B–	5,517,185

	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
335	5.000%, 7/01/26	7/25 at 100.00	BBB	377,073
210	5.000%, 7/01/27	7/25 at 100.00	BBB	235,309
375	5.000%, 7/01/28	7/25 at 100.00	BBB	416,993

2,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/39 – AMBAC Insured	4/17 at 100.00	BBB	2,004,220

7,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 2.570%, 3/01/26 – FGIC Insured	No Opt. Call	Baa1	6,605,620

4,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34	11/24 at 100.00	N/R	4,268,600

NUVEEN	309

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$7,000	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2014R-2, 3.125%, 12/01/44 (Mandatory put 6/01/26) (Alternative Minimum Tax)	No Opt. Call	CCC+	$5,797,750

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
5,785	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB–	6,040,003
2,500	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	2,594,000

545	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015, 5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	618,853

5,715	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/31 (Alternative Minimum Tax)	7/24 at 100.00	BBB	5,825,185

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (5)	1,066,490

1,250	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 4.625%, 7/01/22 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (5)	1,352,600

770	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 5.000%, 12/01/20	No Opt. Call	Baa1	845,691

75	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	4/17 at 100.00	AA–	76,116

8,600	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	N/R	8,660,802

100	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 5.000%, 6/01/18	No Opt. Call	N/R	100,581

	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
1,400	5.000%, 6/01/23	No Opt. Call	BBB	1,539,160
850	5.000%, 6/01/24	No Opt. Call	BBB	934,796
1,100	5.000%, 6/01/25	No Opt. Call	BBB	1,209,725
98,810	Total New York			101,245,875

	North Carolina – 0.0%

855	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 4.375%, 3/01/25	No Opt. Call	N/R	841,303

500	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38 (Pre-refunded 4/01/18)	4/18 at 100.00	BBB (5)	530,515
1,355	Total North Carolina			1,371,818

	North Dakota – 0.2%

490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (5)	568,934

310	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
$500	5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	$570,830
165	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	188,374
1,200	5.000%, 7/01/24 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,369,992
1,070	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,221,576
1,460	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,666,824
4,885	Total North Dakota			5,586,530

	Ohio – 5.4%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
11,785	5.375%, 6/01/24	6/17 at 100.00	B–	10,966,885
33,920	5.125%, 6/01/24	6/17 at 100.00	B–	30,890,266
10,585	5.875%, 6/01/30	6/17 at 100.00	B–	9,675,431
355	5.750%, 6/01/34	6/17 at 100.00	B–	323,771

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,250	5.000%, 12/01/24	12/22 at 100.00	N/R	2,210,693
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,107,417

	Franklin County, Ohio Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding &Improvement, Series 2014:
150	5.000%, 11/15/23	No Opt. Call	BBB+	170,331
205	5.000%, 11/15/24	No Opt. Call	BBB+	234,085
200	5.000%, 11/15/25	11/24 at 100.00	BBB+	225,852
500	5.000%, 11/15/26	11/24 at 100.00	BBB+	559,400

	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012:
1,650	5.000%, 6/01/21	No Opt. Call	A–	1,859,798
5,000	5.250%, 6/01/26	6/22 at 100.00	A–	5,646,900

370	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A, 5.000%, 12/01/22	4/17 at 100.00	N/R	357,583

2,125	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	2,195,359

1,500	Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25	No Opt. Call	N/R	1,539,150

220	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB–	232,910

2,590	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.250%, 5/01/29	11/23 at 100.00	A3	2,856,433

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
100	5.000%, 2/15/19	No Opt. Call	BB+	104,900
2,445	5.000%, 2/15/20	No Opt. Call	BB+	2,607,152
1,725	5.000%, 2/15/21	No Opt. Call	BB+	1,855,031
2,250	5.000%, 2/15/27	2/23 at 100.00	BB+	2,362,230

2,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38 (Mandatory put 12/01/19)	12/19 at 100.00	A–	2,171,640

NUVEEN	311

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$160	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	CCC+	$65,275

3,415	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18	No Opt. Call	B1	3,215,496

21,775	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put 9/15/21)	No Opt. Call	B1	20,068,276

17,435	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	CCC+	7,570,277

2,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (Mandatory put 7/01/18)	No Opt. Call	CCC+	899,246

3,100	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory put 6/01/20)	No Opt. Call	CCC+	1,281,788

	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
1,500	3.625%, 12/01/33 (Mandatory put 6/01/20)	No Opt. Call	CCC+	620,250
215	3.125%, 1/01/34 (Mandatory put 7/01/18)	No Opt. Call	CCC+	93,626

1,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	CCC+	620,535

3,540	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	CCC+	1,464,073

8,780	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	9,353,246

9,735	Ohio Air Quality Development Authority, Ohio, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	9,800,030

	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein University Project, Series 2016A:
1,360	5.000%, 12/01/26	No Opt. Call	Baa1	1,550,699
1,430	5.000%, 12/01/27	12/26 at 100.00	Baa1	1,620,562

9,250	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	4/17 at 100.00	BB+	9,261,100

265	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	4/17 at 100.00	BB+	265,405

1,675	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	1,614,935

8,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	CCC+	3,465,280

8,680	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33	No Opt. Call	CCC+	3,600,985

312	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	CCC+	$413,690

1,875	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	CCC+	775,463

250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	256,148

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
300	5.000%, 12/01/23	No Opt. Call	BB	320,757
595	5.000%, 12/01/24	No Opt. Call	BB	634,264
415	5.000%, 12/01/25	12/24 at 100.00	BB	438,929
850	5.500%, 12/01/29	12/24 at 100.00	BB	900,405

2,010	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/17 at 100.00	BB+	1,973,277

	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. – The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB–	1,626,090
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB–	2,394,248

9,065	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	9,064,547
208,570	Total Ohio			176,382,119

	Oklahoma – 0.9%

2,950	Arbuckle Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2008, 7.250%, 1/01/38	1/18 at 102.00	N/R	3,055,404

4,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	5,171,059

20,125	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	6/25 at 100.00	BB–	21,116,156
27,950	Total Oklahoma			29,342,619

	Oregon – 0.1%

410	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/19	No Opt. Call	N/R	429,258

840	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB–	879,824

430	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 4.500%, 6/15/28	6/25 at 100.00	N/R	410,065

1,035	Oregon Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 6.875%, 11/01/27	11/17 at 102.00	N/R	1,065,812

550	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	N/R	560,571

405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	4/17 at 100.00	N/R	406,049
3,670	Total Oregon			3,751,579

NUVEEN	313

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 6.1%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
$1,760	6.500%, 5/01/17	No Opt. Call	B	$1,772,602
10,500	6.750%, 11/01/24	11/19 at 100.00	B	10,859,625
1,350	6.875%, 5/01/30	11/19 at 100.00	B	1,330,803

5,045	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	12/21 at 100.00	B	4,954,190

400	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38 (Pre-refunded 10/15/18)	10/18 at 100.00	Baa3 (5)	433,228

100	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2007A, 5.000%, 11/15/17 (ETM)	No Opt. Call	N/R (5)	102,751

775	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	802,846

11,295	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	4/17 at 100.00	N/R	10,879,231

2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa2	2,112,660

2,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21)	No Opt. Call	CCC+	1,019,200

2,225	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory put 4/01/21)	No Opt. Call	B1	2,050,137

7,930	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41	No Opt. Call	CCC+	3,279,134

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B:
10,440	3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	CCC+	4,317,044
2,500	2.500%, 12/01/41 (Mandatory put 6/01/17)	No Opt. Call	CCC+	1,400,000

3,570	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	CCC+	1,577,012

250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company Project, Series 1999B, 4.750%, 8/01/20 (Mandatory put 5/01/18)	No Opt. Call	A1	259,375

3,210	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B	3,206,951

3,130	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.000%, 3/15/26	No Opt. Call	BBB–	3,369,602

190	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School, Series 2007A, 4.875%, 3/15/27 (Pre-refunded 3/15/17)	3/17 at 100.00	BBB– (5)	190,882

2,890	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)	No Opt. Call	B–	2,949,736

314	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
$905	5.000%, 12/01/21	No Opt. Call	N/R	$956,685
295	5.000%, 12/01/30	12/25 at 100.00	N/R	295,920

1,975	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BB+	2,030,083

900	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB–	895,041

1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Baa3	1,041,940

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
1,095	5.000%, 5/01/22	No Opt. Call	Baa3	1,191,951
655	5.000%, 5/01/23	No Opt. Call	Baa3	714,736
500	5.000%, 5/01/24	No Opt. Call	Baa3	545,900

7,620	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2007C, 0.808%, 6/01/27	No Opt. Call	A+	6,785,915

150	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2008A, 5.000%, 7/01/21 (Pre-refunded 7/01/18)	7/18 at 100.00	AA (5)	158,331

515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	BBB	563,982

270	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB–	280,020

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2014:
790	5.000%, 7/01/20	No Opt. Call	BBB–	851,383
870	5.000%, 7/01/22	No Opt. Call	BBB–	955,634
405	5.000%, 7/01/24	No Opt. Call	BBB–	446,812
1,000	5.000%, 7/01/29	7/24 at 100.00	BBB–	1,066,760

1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,026,470

	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.000%, 5/01/20	No Opt. Call	BBB	1,063,470
1,000	5.000%, 5/01/22	No Opt. Call	BBB	1,078,800

3,393	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33	7/24 at 100.00	N/R	3,447,729

	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc., Refunding Series 2014A:
1,165	5.000%, 10/01/24	No Opt. Call	BBB+	1,331,618
1,200	5.000%, 10/01/25	10/24 at 100.00	BBB+	1,354,032
2,030	5.000%, 10/01/26	10/24 at 100.00	BBB+	2,261,988

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (5)	1,059,600

NUVEEN	315

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	$959,510

635	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/27	3/26 at 100.00	BBB	703,790

6,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	4/17 at 100.00	BB+	5,977,945

8,585	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40	No Opt. Call	CCC+	3,548,781

11,900	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38	No Opt. Call	BB–	11,890,599

44,695	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory put 9/01/20)	No Opt. Call	BB–	44,659,691

3,685	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (5)	4,075,942

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
350	5.000%, 6/30/24 (Alternative Minimum Tax)	No Opt. Call	BBB	389,470
750	5.000%, 12/31/26 (Alternative Minimum Tax)	6/26 at 100.00	BBB	835,748

175	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 5.000%, 11/01/19	No Opt. Call	Ba1	181,078

120	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	137,294

2,630	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23	No Opt. Call	N/R	2,799,582

70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	75,965

1,840	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007A, 5.500%, 7/01/30	7/17 at 100.00	BBB–	1,851,500

7,465	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26	7/17 at 100.00	BBB–	7,523,152

15,375	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23	7/17 at 100.00	BBB–	15,582,870

100	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008F, 5.000%, 9/01/17 – BHAC Insured	No Opt. Call	AA+	102,211

1,000	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2003B, 4.350%, 9/01/20 – AMBAC Insured	4/17 at 100.00	N/R	1,000,610

2,720	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/26	5/24 at 100.00	BB	2,812,426

316	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$415	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (5)	$441,801

370	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 5.000%, 12/01/20	No Opt. Call	BBB	408,206

3,205	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 1.434%, 11/15/34	11/17 at 100.00	AA–	2,792,260

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012A, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,150,560
217,928	Total Pennsylvania			199,172,800

	Rhode Island – 0.3%

	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A:
1,500	5.000%, 4/01/23	No Opt. Call	Baa2	1,675,335
1,500	5.000%, 4/01/24	No Opt. Call	Baa2	1,682,610
1,910	5.000%, 4/01/25 – AGM Insured	No Opt. Call	AA	2,168,175
1,750	5.000%, 4/01/26 – AGM Insured	4/25 at 100.00	AA	1,965,390

85	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 5.000%, 5/15/17 – AGC Insured	No Opt. Call	AA	85,711

1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23 (ETM)	No Opt. Call	BBB– (5)	1,308,073
7,860	Total Rhode Island			8,885,294

	South Carolina – 0.3%

1,250	Greenwood County, South Carolina, Hospital Facilities Revenue Bonds, Self Regional Healthcare, Refunding Series 2012B, 5.000%, 10/01/25	4/22 at 100.00	A+	1,393,163

110	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20 (ETM)	No Opt. Call	N/R (5)	117,643

415	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 4.500%, 8/15/25	2/25 at 100.00	BB	412,958

805	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	832,636

	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013:
1,870	5.000%, 5/01/21	No Opt. Call	N/R	1,947,212
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,217,198
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,042,450

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,500	5.000%, 8/01/23	No Opt. Call	BBB+	1,699,095
400	5.250%, 8/01/24	8/23 at 100.00	BBB+	453,844

	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
625	3.125%, 12/01/22	No Opt. Call	N/R	632,431
1,310	5.000%, 12/01/26	12/23 at 100.00	N/R	1,398,360
10,455	Total South Carolina			11,146,990

NUVEEN	317

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota – 0.0%

$160	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 5.000%, 12/01/20	12/19 at 100.00	Baa3	$170,170

	Tennessee – 1.3%

1,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/31	1/25 at 102.00	N/R	1,030,720

1,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27	6/26 at 100.00	N/R	1,459,785

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
700	5.000%, 10/01/24	No Opt. Call	BBB+	800,114
1,135	5.000%, 10/01/25	10/24 at 100.00	BBB+	1,283,174

1,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding & Improvement Series 2013, 4.000%, 2/15/23	No Opt. Call	BB+	1,013,250

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
23,125	5.250%, 5/01/25	11/24 at 100.00	N/R	22,001,356
2,830	6.000%, 5/01/34	11/24 at 100.00	N/R	2,614,156

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
1,190	5.000%, 10/01/26	No Opt. Call	BBB	1,358,337
555	5.000%, 10/01/27	10/26 at 100.00	BBB	629,942

850	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	948,660

5,456	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,212,202

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
755	5.000%, 2/01/18	No Opt. Call	A	780,670
925	5.000%, 2/01/20	No Opt. Call	A	1,006,826
40	5.000%, 2/01/24	No Opt. Call	A	45,044
190	5.000%, 2/01/25	No Opt. Call	A	215,405
41,251	Total Tennessee			41,399,641

	Texas – 5.1%

350	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 3.800%, 8/15/26	8/21 at 100.00	BB+	332,731

165	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB+	178,801

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
725	4.000%, 6/15/26	6/21 at 100.00	BB	692,687
210	5.000%, 6/15/36	6/21 at 100.00	BB	205,149

520	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 4.500%, 11/01/18	No Opt. Call	N/R	525,210

350	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement Residence, Series 2007, 5.000%, 7/01/27	7/17 at 100.00	BBB	352,695

318	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$75	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement Residence, Series 2007, 5.000%, 7/01/27 (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (5)	$76,317

2,750	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	2,749,148

1,050	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	1,049,811

305	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27	9/26 at 100.00	N/R	281,951

700	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.375%, 9/01/28	9/20 at 103.00	N/R	668,871

1,500	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	1,452,825

1,350	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32	9/27 at 100.00	N/R	1,306,773

520	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/32	9/27 at 100.00	N/R	510,006

375	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016, 4.375%, 9/01/26	9/22 at 103.00	N/R	362,445

65	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/18 (ETM)	No Opt. Call	BBB+ (5)	67,841

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
300	5.000%, 1/01/25	No Opt. Call	BBB+	343,359
500	5.000%, 1/01/26	7/25 at 100.00	BBB+	567,120
850	5.000%, 1/01/29	7/25 at 100.00	BBB+	948,141

500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/28	8/26 at 100.00	BBB	551,470

1,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 4.000%, 12/01/25	6/25 at 100.00	BBB–	1,564,230

910	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%, 9/01/28	9/23 at 103.00	N/R	866,356

1,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB–	1,126,094

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
315	5.000%, 9/01/19	No Opt. Call	BB+	334,877
255	4.000%, 9/01/20	No Opt. Call	BB+	264,846
255	5.000%, 9/01/21	No Opt. Call	BB+	273,182
230	5.000%, 9/01/22	No Opt. Call	BB+	245,083
325	5.000%, 9/01/23	No Opt. Call	BB+	345,647
305	5.000%, 9/01/24	No Opt. Call	BB+	323,953
1,785	5.250%, 9/01/29	9/24 at 100.00	BB+	1,869,788

1,170	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.125%, 9/01/28	9/19 at 103.00	N/R	1,207,510

3,645	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2015A, 4.020%, 10/01/29 (Mandatory put 3/01/17) (Pre-refunded 2/22/17)	2/17 at 100.00	B– (5)	3,638,147

NUVEEN	319

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$4,080	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	$4,164,130

200	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/17 at 100.00	BB+	200,312

4,000	Gulf Coast Waste Disposal Authority, Texas, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 5.750%, 9/01/17	No Opt. Call	B	4,042,800

215	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014, 6.000%, 9/01/26	9/19 at 103.00	N/R	214,789

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 6.750%, 9/01/28	9/19 at 103.00	N/R	499,365

	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
105	5.000%, 6/01/18	No Opt. Call	Baa3	109,239
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,014,159
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa3	1,520,722

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
425	5.000%, 11/15/23	No Opt. Call	A3	486,209
545	5.000%, 11/15/24	No Opt. Call	A3	629,088

5,500	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	A	5,605,545

2,000	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 6.250%, 9/15/27	9/25 at 100.00	N/R	1,973,480

1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (Alternative Minimum Tax)	7/21 at 100.00	BB–	1,374,213

200	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	209,216

5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	5,218,850

	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014:
9,250	4.500%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	BB–	9,486,708
13,775	4.750%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	BB–	14,612,520

1,080	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	9/24 at 100.00	A2	1,257,595

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,400	5.000%, 8/15/24	No Opt. Call	BBB+	1,595,538
1,000	5.000%, 8/15/25	No Opt. Call	BBB+	1,144,630

725	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014, 5.375%, 9/01/28	9/19 at 103.00	N/R	700,473

320	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 -5 Major Improvement Project:
$2,650	6.650%, 9/01/21	9/17 at 102.00	N/R	$2,664,999
2,945	6.900%, 9/01/24	3/17 at 103.00	N/R	2,974,421

	Little Elm, Texas, Valencia Public Improvement District Phase I Special Assessment Revenue Bonds, Series 2014:
775	6.400%, 9/01/23	3/18 at 103.00	N/R	787,075
805	6.650%, 9/01/28	3/18 at 103.00	N/R	817,534

	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Refunding Series 2009:
1,030	5.500%, 2/15/18 (ETM)	No Opt. Call	N/R (5)	1,077,648
340	5.750%, 2/15/19 (ETM)	No Opt. Call	N/R (5)	370,760

25	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Series 2007, 4.750%, 2/15/17 (ETM)	No Opt. Call	N/R (5)	25,039

50	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	A–	51,615

500	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015, 5.125%, 9/15/28	9/20 at 103.00	N/R	481,155

300	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Series 2014, 5.000%, 2/15/24	No Opt. Call	BBB–	324,624

4,670	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	4,832,703

6,665	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33 (Alternative Minimum Tax)	12/23 at 103.00	N/R	6,247,638

6,165	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 6.500%, 1/01/26 (Alternative Minimum Tax)	No Opt. Call	N/R	5,988,373

1,290	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc., Series 2016A, 4.000%, 8/01/28	8/21 at 100.00	BB	1,208,291

1,245	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	1,299,643

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A:

465	4.000%, 4/01/20	No Opt. Call	BBB–	485,548
540	5.000%, 4/01/21	No Opt. Call	BBB–	586,472
655	5.000%, 4/01/23	No Opt. Call	BBB–	721,692
690	5.000%, 4/01/24	No Opt. Call	BBB–	762,367
300	5.000%, 4/01/25	4/24 at 100.00	BBB–	327,270
3,280	5.000%, 4/01/29	4/24 at 100.00	BBB–	3,480,047

305	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A, 5.000%, 4/01/31	4/26 at 100.00	BBB–	325,362

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A:

450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	AA	476,654
2,250	5.000%, 4/01/29	4/24 at 100.00	BBB–	2,403,113

NUVEEN	321

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	BBB–	$770,610

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville III, L.L.C. – Tarleton State University Project, Series 2015A:

440	4.000%, 4/01/22	No Opt. Call	BBB–	461,644
430	5.000%, 4/01/24	No Opt. Call	BBB–	474,522

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A:
305	5.000%, 4/01/24	No Opt. Call	Baa3	335,561
2,345	5.000%, 4/01/29	4/24 at 100.00	Baa3	2,500,051

900	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/26	1/25 at 100.00	A2	1,043,856

1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Ba2	2,061,684

500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 5.625%, 12/15/22 (4)	12/21 at 100.00	N/R	400,000

	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016:
250	4.900%, 9/15/24	3/24 at 102.00	N/R	242,565
650	5.375%, 9/15/30	3/24 at 102.00	N/R	620,945

	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
75	5.250%, 8/01/17	No Opt. Call	A	76,411
770	5.500%, 8/01/22	No Opt. Call	A	887,163
355	5.500%, 8/01/27	No Opt. Call	A	423,831

1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2007, 5.500%, 11/15/22	11/17 at 100.00	BB	1,015,600

1,845	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015A, 5.000%, 11/15/25	No Opt. Call	BB	1,962,194

3,155	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015B-1, 4.500%, 11/15/21	5/17 at 100.00	BB	3,155,663

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	BBB+	103,408

405	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/24	No Opt. Call	BBB+	467,844

	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
200	5.000%, 12/15/19	No Opt. Call	A3	216,370
550	5.000%, 12/15/27	12/22 at 100.00	A3	597,685
975	5.000%, 12/15/29	12/22 at 100.00	A3	1,051,986

322	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,115	Travis County Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Longhorn Village Project, Refunding Series 2012A, 6.000%, 1/01/22	1/21 at 100.00	N/R	$1,186,327

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
15,665	5.250%, 11/01/32	11/17 at 100.00	BBB–	15,564,117
6,000	5.375%, 11/01/37	11/17 at 100.00	BBB–	5,992,020

	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Benefited Area Series 2015:
431	4.000%, 12/01/21	No Opt. Call	N/R	443,288
550	4.000%, 12/01/27	12/24 at 100.00	N/R	532,560

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,275	5.500%, 9/01/25	No Opt. Call	N/R	3,201,411
1,840	6.125%, 9/01/35	9/25 at 100.00	N/R	1,767,964
163,681	Total Texas			167,619,968

	Utah – 0.5%

16,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	16,476,800

750	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 4.300%, 4/15/25	4/20 at 100.00	BB+	746,063

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
220	3.625%, 10/15/18	No Opt. Call	BB+	221,313
500	6.500%, 10/15/33	10/18 at 100.00	BB+	515,700
17,470	Total Utah			17,959,876

	Vermont – 0.5%

2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	7/22 at 100.00	Baa3	2,231,632

	Burlington, Vermont, Electric System Revenue Bonds, Series 2011A:
265	5.500%, 7/01/29	7/21 at 100.00	A3	288,773
315	5.625%, 7/01/30	7/21 at 100.00	A3	343,914
460	5.750%, 7/01/31	7/21 at 100.00	A3	503,576

4,000	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/01/18) (Alternative Minimum Tax)	4/17 at 100.00	CCC+	4,001,840

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Champlain College Project, Series 2016A:
695	5.000%, 10/15/26	No Opt. Call	BBB	773,375
875	5.000%, 10/15/28	10/26 at 100.00	BBB	958,536
1,000	5.000%, 10/15/30	10/26 at 100.00	BBB	1,082,770
1,000	5.000%, 10/15/31	10/26 at 100.00	BBB	1,073,060

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College Project, Series 2012:
170	5.000%, 10/01/24	10/22 at 100.00	BBB+	190,505
555	5.000%, 10/01/25	10/22 at 100.00	BBB+	617,471
805	5.000%, 10/01/27	10/22 at 100.00	BBB+	889,179

NUVEEN	323

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Vermont (continued)

$2,250	Vermont Student Assistance Corporation, Education Loan Revenue Bonds, Senior Series 2014A, 5.000%, 6/15/23 (Alternative Minimum Tax)	No Opt. Call	AA	$2,510,708
14,580	Total Vermont			15,465,339

	Virgin Islands – 0.2%

	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2010A:
1,300	4.750%, 7/01/17	No Opt. Call	BB+	1,287,117
2,380	5.000%, 7/01/18	No Opt. Call	BB+	2,322,047

3,305	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	4/17 at 100.00	BB+	3,311,015
6,985	Total Virgin Islands			6,920,179

	Virginia – 0.6%

	Ballston Quarter Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2016A:
1,000	5.000%, 3/01/26	No Opt. Call	N/R	978,950
2,000	5.125%, 3/01/31	3/27 at 100.00	N/R	1,948,120

1,000	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 5.000%, 11/01/29	11/24 at 100.00	N/R	987,400

1,025	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25	No Opt. Call	N/R	1,034,287

960	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/20	No Opt. Call	Baa1	1,042,118

	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014:
1,000	5.000%, 6/15/26	6/24 at 100.00	Baa1	1,125,290
2,000	5.000%, 6/15/27	6/24 at 100.00	Baa1	2,233,040

2,085	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 4.000%, 3/01/25	No Opt. Call	N/R	2,033,396

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
113	5.800%, 9/01/17	No Opt. Call	N/R	113,955
2,622	6.250%, 9/01/24	9/17 at 100.00	N/R	2,642,583

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,480	5.000%, 7/01/23	No Opt. Call	BB+	1,597,793
1,550	5.000%, 7/01/24	No Opt. Call	BB+	1,673,117
1,635	5.000%, 7/01/25	No Opt. Call	BB+	1,758,655

400	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/22	No Opt. Call	BB+	430,460
18,870	Total Virginia			19,599,164

	Washington – 1.2%

1,140	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A, 4.250%, 12/01/25	No Opt. Call	N/R	1,147,467

324	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
$2,500	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	$2,509,625
1,500	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,503,720

	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	1,254,233
1,165	5.000%, 12/01/24 (Alternative Minimum Tax)	6/24 at 100.00	A–	1,326,900

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,605	5.000%, 12/01/27	12/26 at 100.00	Baa2	3,955,694
3,830	5.000%, 12/01/28	12/26 at 100.00	Baa2	4,172,785
4,075	5.000%, 12/01/29	12/26 at 100.00	Baa2	4,412,003
2,145	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,294,442

415	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	3/17 at 100.00	N/R	411,103

765	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/18 at 100.00	BBB	770,500

5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bond Trust 2015-XF1017, 3.204%, 1/01/35 (Mandatory put 1/02/25) (IF) (6)	7/24 at 102.00	BBB+	5,003,000

45	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	48,966

70	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (5)	78,270

1,000	Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,096,030

1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A, 4.000%, 7/01/26	7/24 at 102.00	N/R	965,290

1,350	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25	No Opt. Call	N/R	1,351,148

100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22	No Opt. Call	N/R	107,332

2,365	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/31	1/25 at 102.00	N/R	2,415,540

345	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23	No Opt. Call	N/R	362,450

320	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013, 5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (5)	349,027

1,000	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016, 5.000%, 7/01/31	7/26 at 100.00	N/R	996,400

2,345	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 6.000%, 1/01/24	No Opt. Call	N/R	2,486,216
37,190	Total Washington			39,018,141

NUVEEN	325

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia – 0.1%

$2,155	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 5.750%, 7/01/23	No Opt. Call	Ba1	$2,343,627

	Wisconsin – 2.4%

1,915	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	2,019,463

645	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	643,904

250	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin – Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/22	No Opt. Call	BBB–	267,508

135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%, 2/01/26	No Opt. Call	N/R	128,675

825	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26	No Opt. Call	N/R	794,492

1,755	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%, 7/15/32	7/22 at 100.00	BBB–	1,865,267

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
8,525	4.100%, 6/15/26	No Opt. Call	N/R	8,299,258
1,390	5.000%, 6/15/36	6/26 at 100.00	N/R	1,273,615

2,715	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25	No Opt. Call	BB+	2,740,358

535	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 4.375%, 7/01/25	No Opt. Call	N/R	530,153

560	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	BB+	607,796

275	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A, 4.125%, 10/01/24	10/22 at 100.00	BB+	277,758

510	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26	No Opt. Call	N/R	483,205

1,725	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Palm Beach Maritime Academy, Series 2014A, 6.500%, 5/01/29 (4)	5/24 at 100.00	N/R	1,259,198

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
670	5.250%, 2/01/25	No Opt. Call	N/R	656,144
1,380	5.750%, 2/01/35	2/25 at 100.00	N/R	1,284,946

6,780	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	7,145,374

1,210	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	1,133,710

	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A:
850	4.000%, 9/01/20	No Opt. Call	BB	876,903
1,250	5.000%, 9/01/25	No Opt. Call	BB	1,327,875

10,000	Public Finance Authority of Wisconsin, Pass-Through Revenue Bonds, Second Amended & Restated Promissory Note of Natgasoline LLC, Series 2016, 0.000%, 6/30/21	4/17 at 102.00	N/R	9,937,400

326	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$465	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB+	$492,384

2,860	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.000%, 4/01/25	No Opt. Call	BB–	2,916,571

4,470	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	4,778,743

	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation – Cullowhee LLC – Western California University Project, Series 2015A:
140	5.000%, 7/01/22	No Opt. Call	BBB–	154,442
540	5.000%, 7/01/23	No Opt. Call	BBB–	597,640

1,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	AA–	1,206,820

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	673,548
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,284,325

2,265	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/26	2/22 at 100.00	A–	2,456,619

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/25	6/22 at 100.00	A3	2,783,550

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
300	5.000%, 7/01/21	No Opt. Call	BBB+	334,896
750	5.000%, 7/01/22	No Opt. Call	BBB+	848,490
1,000	5.000%, 7/01/23	No Opt. Call	BBB+	1,136,250
385	5.000%, 7/01/25	7/24 at 100.00	BBB+	434,496
670	5.000%, 7/01/26	7/24 at 100.00	BBB+	750,467

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities Inc., Series 2015B:
100	4.000%, 9/15/22	No Opt. Call	N/R	106,014
100	4.000%, 9/15/23	9/22 at 100.00	N/R	104,494
100	4.000%, 9/15/24	9/22 at 100.00	N/R	103,663
100	4.000%, 9/15/25	9/22 at 100.00	N/R	102,269

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21	No Opt. Call	A	221,918
200	5.000%, 8/15/22	No Opt. Call	A	224,780

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2014:
250	5.000%, 3/01/23	No Opt. Call	BBB	283,085
945	5.000%, 3/01/24	No Opt. Call	BBB	1,072,755
500	5.000%, 3/01/25	3/24 at 100.00	BBB	560,790

4,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	4,085,044

1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	1,520,760

NUVEEN	327

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
$1,345	5.000%, 5/01/22	No Opt. Call	BBB+	$1,498,935
1,485	5.000%, 5/01/24	No Opt. Call	BBB+	1,670,313
350	5.000%, 5/01/25	5/24 at 100.00	BBB+	387,762
800	5.000%, 5/01/26	5/24 at 100.00	BBB+	881,248
75,135	Total Wisconsin			77,226,073

	Wyoming – 0.2%

	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
1,230	5.000%, 9/01/23	No Opt. Call	BBB–	1,384,008
795	5.000%, 9/01/24	9/23 at 100.00	BBB–	884,127
1,360	5.000%, 9/01/25	9/23 at 100.00	BBB–	1,496,884
1,310	5.000%, 9/01/30	9/23 at 100.00	BBB–	1,394,220

1,100	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. – University of Wyoming Project, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BBB	1,195,260
5,795	Total Wyoming			6,354,499
$3,102,601	Total Municipal Bonds (cost $3,116,486,310)			3,086,043,447

Shares	Description (1)			Value

	COMMON STOCKS – 0.0%

	Airlines – 0.0%

11,715	American Airlines Group Inc. (8)			$518,389
	Total Common Stocks (cost $363,949)			518,389
	Total Long-Term Investments (cost $3,116,850,259)			3,086,561,836

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.1%

	MUNICIPAL BONDS – 1.1%

	Alabama – 0.4%

$15,125	Jefferson County, Alabama, Limited Obligation School Warrants, Variable Rate Demand Obligations, Series 2005A-1, 1.945%, 1/01/27 (9)	4/17 at 100.00	A–	$15,125,000

	Illinois – 0.7%

10,300	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011C-1, Variable Rate Demand Obligations, 9.000%, 3/01/32 (9)	4/17 at 100.00	B+	10,297,631

12,170	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2013A-1, Variable Rate Demand Obligations, 9.000%, 3/01/26 (9)	4/17 at 100.00	B	11,672,734
22,470	Total Illinois			21,970,365
$37,595	Total Short-Term Investments (cost $37,504,356)			37,095,365
	Total Investments (cost $3,154,354,615) – 95.6%			3,123,657,201
	Floating Rate Obligations – (0.2)%			(8,000,000)
	Other Assets Less Liabilities – 4.6% (10)			150,872,195
	Net Assets – 100%			$3,266,529,396

328	NUVEEN

Investments in Derivatives as of January 31, 2017

Futures Contracts

Description	Contract Positon	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Short	(372)	3/17	$(46,302,375)	$(93,000)	$(436,869)

Credit Default Swaps

Counterparty	Referenced Entity	Buy/Sell Protection (11)	Current Credit Spread (12)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	3.95%	$10,000,000	1.000%	6/21/21	$(1,081,805)	$(53,342	)(13)

Interest Rate Swaps (OTC)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Optional Termination Date	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$41,700,000	Receive	W0eekly USD-SIFMA	1.278%	Quarterly	3/29/17	4/28/17	3/29/26	$2,066,627

Interest Rate Swaps (OTC-Cleared)

Clearing Broker	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Termination Date	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.*	$53,000,000	Receive	3-Month USD -LIBOR-ICE	2.354%	Semi -Annually	12/15/17	12/15/28	$(189,702)	$991,399
*	London Clearing House is the clearing house for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,086,043,447	$—	$3,086,043,447
Common Stocks	518,389	—	—	518,389
Short-Term Investments:
Municipal Bonds	—	37,095,365	—	37,095,365
Investments in Derivatives:
Futures Contracts*	(436,869)	—	—	(436,869)
Credit Default Swaps*	—	—	(53,342)	(53,342)
Interest Rate Swaps*	—	3,058,026	—	3,058,026
Total	$81,520	$3,126,196,838	$(53,342)	$3,126,225,016
*	Represents net unrealized appreciation (depreciation).

NUVEEN	329

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2017, the cost of investments (excluding investments in derivatives) was $3,140,420,486.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$58,561,255
Depreciation	(83,324,540)
Net unrealized appreciation (depreciation) of investments	$(24,763,285)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(7)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(8)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(9)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(11)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(12)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(13)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(14)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association

330	NUVEEN

Nuveen Strategic Municipal Opportunities Fund

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 96.8%

	MUNICIPAL BONDS – 94.9%

	Alabama – 1.8%

$1,110	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016A, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	Aa3	$1,190,031

250	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	239,050

100	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	70,153
1,460	Total Alabama			1,499,234

	Arizona – 0.2%

100	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	89,817

100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB	91,998
200	Total Arizona			181,815

	California – 22.9%

1,300	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/36	10/26 at 100.00	BBB+	1,418,560

1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.250%, 3/01/36	3/26 at 100.00	Ba3	1,007,570

410	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	BB	413,354

100	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/36	11/26 at 100.00	N/R	90,571

250	California School Finance Authority School Facility Revenue Bonds, KIPP LA Projects, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BBB–	260,710

	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
600	5.000%, 8/01/29	8/25 at 100.00	BBB	643,080
755	5.000%, 8/01/30	8/25 at 100.00	BBB	803,607

260	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep – Obligated Group, Series 2016, 4.000%, 6/01/26	No Opt. Call	N/R	253,068

300	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education – Obligated Group, Series 2016A, 5.000%, 6/01/31	6/25 at 100.00	N/R	301,707

300	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/22	No Opt. Call	BBB	338,373

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
295	5.000%, 12/01/36	6/26 at 100.00	BB	307,263
620	5.000%, 12/01/41	6/26 at 100.00	BB	643,374

NUVEEN	331

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (5)	4/17 at 100.00	CCC	$443,535

2,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Election 2004 Series 2004A, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	AA+	1,471,480

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
1,000	5.000%, 6/01/33	6/17 at 100.00	B–	974,130
1,200	5.125%, 6/01/47	6/17 at 100.00	B–	1,124,304

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/32 (Alternative Minimum Tax)	5/25 at 100.00	AA	1,129,320

425	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 4.000%, 9/01/27	9/25 at 100.00	N/R	441,265

1,500	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (6)	8/35 at 100.00	AA	1,061,895

500	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A, 5.000%, 10/01/20	No Opt. Call	A	556,135

500	Palmdale Community Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2016A, 5.000%, 9/01/34	9/26 at 100.00	AA–	565,825

155	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Pakard Campus Oaks, Series 2016, 5.000%, 9/01/31	9/26 at 100.00	N/R	162,449

220	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/30	9/25 at 100.00	N/R	239,118

1,000	San Diego, California, Special Tax Bonds, Community Facilities District 4 Black Mountain Ranch Villages, Series 2016, 5.000%, 9/01/37	9/26 at 100.00	N/R	1,073,160

1,500	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Refunding Series 2016C, 5.000%, 8/01/34	8/26 at 100.00	A–	1,686,975

3,770	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43	8/21 at 33.74	N/R	752,190

150	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/32 – NPFG Insured	No Opt. Call	AA–	77,439

1,000	Santee School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 4.000%, 8/01/31	8/25 at 100.00	AA–	1,059,130
22,610	Total California			19,299,587

	Colorado – 6.1%

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 5.750%, 12/01/35	12/25 at 100.00	N/R	504,260

1,805	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/24	No Opt. Call	Baa2	2,044,143

1,000	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2015, 5.000%, 12/15/28	12/25 at 100.00	Aa3	1,161,730

100	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	97,199

332	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$500	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 4.375%, 12/01/33	12/21 at 103.00	N/R	$454,595

500	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	475,260

495	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	4/17 at 100.00	N/R	417,562
4,900	Total Colorado			5,154,749

	Connecticut – 0.5%

200	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	4/17 at 100.00	B3	191,298

100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/46	9/26 at 100.00	N/R	94,514

125	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/33	8/25 at 100.00	AA	140,935
425	Total Connecticut			426,747

	District of Columbia – 0.3%

195	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	222,093

	Florida – 3.2%

515	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016, 4.125%, 5/01/31	5/27 at 100.00	N/R	483,441

240	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30	7/25 at 100.00	N/R	249,972

100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.750%, 7/15/36	7/26 at 100.00	N/R	88,807

200	Lakewood Ranch Stewardship District, Florida, Special Assessment Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	197,068

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	1,023,270

250	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	256,308

	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc. Project, Series 2016A:
160	5.000%, 12/01/36	12/25 at 100.00	Baa1	170,451
225	5.000%, 12/01/41	12/25 at 100.00	Baa1	238,327
2,690	Total Florida			2,707,644

	Guam – 1.3%

1,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	1,088,030

NUVEEN	333

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii – 0.2%

$200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	1/19 at 100.00	N/R	$201,436

	Illinois – 7.5%

1,450	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	1,452,045

250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	238,353

260	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	B	234,858

745	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/35	1/26 at 100.00	BBB+	698,825

100	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35	12/25 at 100.00	N/R	97,523

200	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B–	204,352

360	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A, 4.000%, 7/01/38	7/26 at 100.00	A+	350,381

250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%, 10/01/46 (UB) (7)	10/25 at 100.00	AA+	274,408

175	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/29	2/27 at 100.00	BBB	179,219

270	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 6.375%, 1/01/18 (8)	No Opt. Call	N/R	118,498

2,280	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BBB–	2,449,038
6,340	Total Illinois			6,297,500

	Indiana – 1.0%

100	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.875%, 1/15/52 (WI/DD, Settling 2/16/17)	1/24 at 104.00	N/R	99,402

15	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.125%, 1/15/34	1/24 at 104.00	N/R	14,667

110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	99,162

560	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	BBB+	598,237
785	Total Indiana			811,468

	Iowa – 4.4%

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
2,000	5.000%, 12/01/19	No Opt. Call	B	2,010,399
250	5.500%, 12/01/22	12/18 at 100.00	B	251,423
500	5.250%, 12/01/25	12/23 at 100.00	B	500,675

1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	4/17 at 100.00	B+	981,740
3,750	Total Iowa			3,744,237

334	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky – 1.3%

$1,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.000%, 6/01/30	6/20 at 100.00	BBB+	$1,091,840

	Louisiana – 4.5%

1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB	1,031,410

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29	8/20 at 100.00	BBB	1,142,090

1,600	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB	1,603,952
3,600	Total Louisiana			3,777,452

	Maine – 0.3%

200	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue, Series 2015, 5.000%, 7/01/30	7/24 at 100.00	A+	221,232

	Maryland – 1.9%

500	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	B+	495,010

100	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/51 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	106,705

500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (4)	4/17 at 100.00	N/R	298,275

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	4/17 at 100.00	N/R	596,550

65	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A	70,567
2,165	Total Maryland			1,567,107

	Massachusetts – 2.8%

180	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/31	7/25 at 100.00	A–	199,116

1,200	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/35	12/26 at 100.00	A1	1,336,980

500	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/28	8/25 at 100.00	A+	572,915

230	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/28	7/26 at 100.00	BBB+	258,058
2,110	Total Massachusetts			2,367,069

	Michigan – 2.6%

2,200	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	2,228,995

NUVEEN	335

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 1.0%

$1,000	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47	7/26 at 100.00	N/R	$862,710

30	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	B–	24,925
1,030	Total Minnesota			887,635

	Mississippi – 1.1%

980	Mississippi Home Corp Multi-Family Housing Revenue Bonds, Cambridge Park Apartments, Pass Through Credit Custodial Receipts. Deutsche Trust for DTC Settlement. US bank Trustee on underlying Bond, Series 2015CR-4, 5.750%, 12/01/47 (Mandatory put 3/01/19) (Alternative Minimum Tax)	3/18 at 100.00	N/R	966,298

	New Jersey – 2.6%

635	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/20	No Opt. Call	A+	683,622

1,500	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-2, 5.000%, 6/15/30	6/18 at 100.00	A+	1,536,720
2,135	Total New Jersey			2,220,342

	New York – 8.9%

250	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/35	No Opt. Call	BBB–	112,985

300	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2015B, 5.000%, 9/01/32	9/25 at 100.00	A–	337,365

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015F, 5.000%, 11/15/36	11/25 at 100.00	AA–	1,123,860

1,500	New York City, New York, General Obligation Bonds, Series 2016A-1, 5.000%, 8/01/37 (UB)	8/26 at 100.00	AA	1,714,395

1,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	1,306,050

250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%, 11/15/40	11/24 at 100.00	N/R	269,603

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
205	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB–	214,036
50	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	51,880

55	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A–	61,893

755	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	799,039

200	Niagara Frontier Transportation Authority, New York, Airport Revenue Bonds, Buffalo International Airport, Series 2014A, 5.000%, 4/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa1	227,898

336	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,200	Westchester County Health Care Corporation, New York, Revenue Bonds, Senior Lien, Series 2000A, 5.000%, 11/01/30	11/21 at 100.00	BBB	$1,301,856
7,015	Total New York			7,520,860

	North Carolina – 0.9%

250	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	266,788

455	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	BBB–	492,251
705	Total North Carolina			759,039

	Ohio – 2.6%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset–Backed Revenue Bonds, Senior Lien, Series 2007A-2:
225	5.125%, 6/01/24	6/17 at 100.00	B–	204,903
1,000	5.875%, 6/01/47	6/17 at 100.00	B–	919,900

120	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/19	No Opt. Call	BB+	125,880

1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory put 6/01/22)	No Opt. Call	B1	921,700
2,345	Total Ohio			2,172,383

	Oregon – 1.9%

1,000	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A, 5.000%, 10/01/27	10/26 at 100.00	BBB+	1,124,690

500	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A, 5.000%, 11/15/46	11/24 at 102.00	N/R	497,275
1,500	Total Oregon			1,621,965

	Pennsylvania – 0.4%

100	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 5.000%, 10/01/34	10/24 at 100.00	BBB–	102,859

200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Ba1	215,418
300	Total Pennsylvania			318,277

	South Carolina – 4.6%

2,000	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	2,091,359

200	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/30	8/23 at 100.00	BBB+	215,114

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
600	5.000%, 12/01/35	6/26 at 100.00	AA–	673,140
555	5.000%, 12/01/36	6/26 at 100.00	AA–	620,773

NUVEEN	337

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$250	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/31	12/23 at 100.00	N/R	$260,740
3,605	Total South Carolina			3,861,126

	Texas – 4.8%

100	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	97,874

1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	1,046,080

255	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	263,884

670	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33 (Alternative Minimum Tax)	12/23 at 103.00	N/R	628,045

275	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)	1/26 at 102.00	N/R	260,620

1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	BBB+	1,181,970

480	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	549,725
3,780	Total Texas			4,028,198

	Virginia – 0.3%

250	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45	3/25 at 100.00	N/R	255,968

	Washington – 0.2%

200	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45	7/25 at 100.00	N/R	199,836

	Wisconsin – 2.8%

250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 5.625%, 7/01/45	7/25 at 100.00	N/R	241,903

1,500	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	1,405,425

700	Public Finance Authority of Wisconsin, Pass-Through Revenue Bonds, Second Amended & Restated Promissory Note of Natgasoline LLC, Series 2016, 0.000%, 6/30/21	4/17 at 102.00	N/R	695,618
2,450	Total Wisconsin			2,342,946
$82,125	Total Municipal Bonds (cost $81,861,176)			80,043,108

338	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 1.9%

	Equity Real Estate Investment Trusts – 1.9%

$1,598	AAF HLG/FIN, 144A, PIK	6.000%	7/01/19	N/R	$1,653,589
$1,598	Total Corporate Bonds (cost $1,515,336)				1,653,589
	Total Long-Term Investments (cost $83,376,512)				81,696,697
	Floating Rate Obligations – (1.7)%				(1,400,000)
	Other Assets Less Liabilities – 4.9% (9)				4,069,517
	Net Assets – 100%				$84,366,214

Investments in Derivatives as of January 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Short	(25)	3/17	$(3,111,719)	$(6,250)	$10,484

Credit Default Swaps

Counterparty	Referenced Entity	Buy/Sell Protection (10)	Current Credit Spread (11)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	City of Chicago	Sell	3.95%	$5,000,000	1.000%	6/21/21	$(541,111)	$(10,910	)(12)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$80,043,108	$—	$80,043,108
Corporate Bonds	—	1,653,589	—	1,653,589
Investments in Derivatives:
Futures Contracts*	10,484	—	—	10,484
Credit Default Swaps*	—	—	(10,910)	(10,910)
Total	$10,484	$81,696,697	$(10,910)	$81,696,271
*	Represents net unrealized appreciation (depreciation).

NUVEEN	339

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2017, the cost of investments (excluding investments in derivatives) was $81,916,081.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$722,698
Depreciation	(2,342,082)
Net unrealized appreciation (depreciation) of investments	$(1,619,384)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(6)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(8)	On November 11, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.375% to 3.825%.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(10)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(12)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as level 3.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PIK	All or a portion of this security is payment-in-kind.

340	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 31, 2017